                    STATEMENT OF ADDITIONAL INFORMATION FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                               FORM NY1155 4/00

                                  ISSUED BY:
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                          666 THIRD AVENUE, 9TH FLOOR
                           NEW YORK, NEW YORK 10017

                                SERVICE CENTER:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                       TELEPHONE NUMBER: (800) 313-5282

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 30, 2010, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life Insurance Company of New York through its Genworth Life of New York VA Separate Account
1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:      (800) 313-5282

Or write:  Genworth Life Insurance Company of New York
           Annuity Service Center
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative

The date of this Statement of Additional Information is April 30, 2010.

TABLE OF CONTENTS

THE COMPANY...................................................................................................... B-3

THE SEPARATE ACCOUNT............................................................................................. B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT............................................................... B-3

THE CONTRACTS.................................................................................................... B-3
   Transfer of Annuity Units..................................................................................... B-3
   Net Investment Factor......................................................................................... B-4

TERMINATION OF PARTICIPATION AGREEMENTS.......................................................................... B-4

CALCULATION OF PERFORMANCE DATA.................................................................................. B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.............................................................................. B-5
   Other Subaccounts............................................................................................. B-6
   Other Performance Data........................................................................................ B-7

TAX MATTERS...................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York....................................................... B-7
   IRS Required Distributions.................................................................................... B-7

GENERAL PROVISIONS............................................................................................... B-8
   Using the Contracts as Collateral............................................................................. B-8
   The Beneficiary............................................................................................... B-8
   Non-Participating............................................................................................. B-8
   Misstatement of Age or Gender................................................................................. B-8
   Incontestability.............................................................................................. B-8
   Statement of Values........................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................. B-8
   Written Notice................................................................................................ B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS.................................................... B-9

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK........................................................ B-9

EXPERTS.......................................................................................................... B-9

FINANCIAL STATEMENTS............................................................................................. B-9

THE COMPANY

We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. An affiliate of our former ultimate parent company acquired us in January 1999. We are an indirect, wholly owned subsidiary of Genworth Life Insurance Company ("GLIC") while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") were merged with and into Genworth Life and Annuity Insurance Company ("GLAIC"), an affiliate of the Company. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of GLAIC. GLAIC received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to the Company, in exchange for a non-majority ownership interest in the Company. AML merged into the Company, with the Company being the surviving entity.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment management and financial solutions that help meet the homeownership, life security, wealth management and retirement security needs of more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income, formerly known as Retirement Income and Institutional.

  . PROTECTION. We offer customers term and universal life insurance and long-term care insurance.

  . RETIREMENT INCOME. We offer customers a variety of wealth accumulation, and income distribution products. Wealth accumulation and income distribution products principally include fixed and variable deferred and immediate individual annuities. We discontinued offering variable life on and after May 1, 2008.

We also have Corporate and Other activities, which include income and expenses not allocated to the segments and the results of non-strategic products. Our non-strategic products include our institutional products, which consist of funding agreements backing notes ("FABNs").

We do business in the State of New York.

We are subject to regulation by the New York Superintendent of Insurance. We file an annual statement with the New York Superintendent of Insurance on or before March 1 of each year covering our operations and reporting our financial condition as of December 31 of the preceding year. Periodically, the Superintendent of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State of New York, Department of Insurance, at least every 5 years.

THE SEPARATE ACCOUNT

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS). This agreement may be terminated by the parties upon six months' advance written notice.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. This agreement may be terminated by the parties upon six months' advance written notice.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. This agreement may be terminated by either party upon 6 months' prior written notice to the other party.

BLACKROCK VARIABLE SERIES FUNDS, INC. This agreement may be terminated by the parties upon 60 days' advance written notice.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I. This agreement may be terminated by the parties upon 60 days' advance written notice.

DREYFUS. This agreement may be terminated by the parties upon six months' advance written notice.

DWS VARIABLE SERIES II. The agreement may be terminated by the parties upon three months' advance written notice.

EATON VANCE VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

EVERGREEN VARIABLE ANNUITY TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

FEDERATED INSURANCE SERIES. This agreement may be terminated by the parties upon 180 days' advance written notice.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. These agreements provide for termination upon 90 days' advance notice by either party.

FRANKLIN TEMPLETON VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon 60 days' advance written notice.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

GENWORTH VARIABLE INSURANCE TRUST. This agreement may be terminated at the option of any party upon 90 days' advance written notice.

GOLDMAN SACHS VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

JANUS ASPEN SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

JPMORGAN INSURANCE TRUST. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST. The agreement may be terminated at the option of any party upon one-year advance written notice, unless a shorter time is agreed upon by the parties.

MFS(R) VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

THE PRUDENTIAL SERIES FUND. This agreement may be terminated by the parties upon 60 days' advance written notice.

RYDEX VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. This agreement may be terminated by the parties upon 180 days' advance written notice.

VAN KAMPEN LIFE INVESTMENT TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment
Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund --Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be lower than the yield for the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund

Current Yield:    -1.56% as of December 31, 2008
Effective Yield:  -1.55% as of December 31, 2008

Dreyfus Variable Investment Fund -- Money Market Portfolio

Current Yield:    -1.56% as of December 31, 2008
Effective Yield:  -1.55% as of December 31, 2008

PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS.

Other Subaccounts

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of nine years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charges for all available rider options.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

       where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life Insurance Company of New York

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" provision of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

GENERAL PROVISIONS

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

Besides federal securities laws, we are subject to the New York insurance laws.

EXPERTS

The consolidated financial statements of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2009 and 2008, and for each of the years in the three-year period ended December 31, 2009, and the financial statements of the Separate Account as of December 31, 2009 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report on the consolidated financial statements of Genworth Life Insurance Company of New York and subsidiaries dated April 13, 2010 refers to a change in the method of accounting for other-than-temporary impairments in 2009.

The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

FINANCIAL STATEMENTS

This Statement of Additional Information contains the consolidated financial statements for the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and the financial statements of the Separate Account. The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2009

     (WITH INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT THEREON)

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               Table of Contents

                               December 31, 2009

                                                                            PAGE
                                                                            ----
Independent Registered Public Accounting Firm's Report.....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-19

Statements of Changes in Net Assets........................................ F-35

Notes to Financial Statements.............................................. F-67

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Contract Owners
Genworth Life of New York VA Separate Account 1 and
The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of Genworth Life of New York VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Global Real Estate Fund -- Series II shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Large Cap Growth Fund -- Series I shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund - Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; DWS Variable Series II -- DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Strategic Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated Capital Income Fund II, Federated Clover Value Fund II -- Primary Shares, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares, Templeton Global Bond Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares, Genworth Columbia Mid Cap Value Fund -- Service Shares, Genworth Davis NY Venture Fund -- Service Shares, Genworth Eaton Vance Large Cap Value Fund -- Service Shares, Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, Genworth PIMCO StocksPLUS Fund -- Service Shares, Genworth Putnam International Capital Opportunities Fund -- Service Shares, Genworth Thornburg International Value Fund -- Service Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; J.P. Morgan Series Trust II -- JPMorgan Bond Portfolio, JPMorgan International Equity Portfolio, JPMorgan Mid Cap Value Portfolio, JPMorgan Small Company Portfolio, JPMorgan U.S. Large Cap Core Equity Portfolio; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1, JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Equity

Index Portfolio -- Class 1, JPMorgan Insurance Trust Government Bond Portfolio -- Class 1, JPMorgan Insurance Trust International Equity Portfolio, JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1, JP Morgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares, Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares, Worldwide Portfolio -- Institutional Shares, Worldwide Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II, Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I, Legg Mason ClearBridge Variable Investors Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Western Asset Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Non-Service Shares, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Oppenheimer MidCap Fund/VA -- Non-Service Shares, Oppenheimer MidCap Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class I-2 Shares, Alger Small Cap Growth Portfolio -- Class I-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares; The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares, Comstock Portfolio -- Class II Shares) as of December 31, 2009, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life of New York VA Separate Account 1 as of December 31, 2009, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 8, 2010

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2009

                                                          AIM VARIABLE INSURANCE FUNDS
                                       -------------------------------------------------------------------
                                       AIM V.I.    AIM V.I.   AIM V.I.  AIM V.I.     AIM V.I.    AIM V.I.
                                         BASIC     CAPITAL      CORE   GLOBAL REAL INTERNATIONAL LARGE CAP
                                         VALUE   APPRECIATION  EQUITY    ESTATE       GROWTH      GROWTH
                                        FUND --    FUND --    FUND --    FUND --      FUND --     FUND --
                          CONSOLIDATED SERIES II   SERIES I   SERIES I  SERIES II    SERIES II   SERIES I
                             TOTAL      SHARES      SHARES     SHARES    SHARES       SHARES      SHARES
                          ------------ --------- ------------ -------- ----------- ------------- ---------
ASSETS:
Investments at fair
 value (note 2).......... $890,177,473 1,384,717   388,921    648,909    560,467     8,118,016    207,560
Dividend receivable......      398,647        --        --         --         --            --         --
Receivable for units sold      317,965       756        --        223          2            --         --
                          ------------ ---------   -------    -------    -------     ---------    -------
    Total assets.........  890,894,085 1,385,473   388,921    649,132    560,469     8,118,016    207,560
                          ------------ ---------   -------    -------    -------     ---------    -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...       43,060        60        17         29         27           377          9
Payable for units
 withdrawn...............      123,518        --       292         --         --           650         --
                          ------------ ---------   -------    -------    -------     ---------    -------
    Total liabilities....      166,578        60       309         29         27         1,027          9
                          ------------ ---------   -------    -------    -------     ---------    -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  875,143,420 1,385,413   388,612    649,103    490,033     7,995,529    207,551
 Variable annuity
   contract owners in
   the annuitization
   period................   15,584,087        --        --         --     70,409       121,460         --
                          ------------ ---------   -------    -------    -------     ---------    -------
    Net assets........... $890,727,507 1,385,413   388,612    649,103    560,442     8,116,989    207,551
                          ============ =========   =======    =======    =======     =========    =======
Investments in
 securities at cost...... $926,520,091 1,943,555   458,732    639,912    652,184     8,027,987    223,814
                          ============ =========   =======    =======    =======     =========    =======
Shares outstanding.......                232,726    19,130     26,040     46,980       316,739     16,902
                                       =========   =======    =======    =======     =========    =======

                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          -----------------------------------------------------

                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                              BALANCED       GLOBAL THEMATIC     GROWTH AND
                           WEALTH STRATEGY       GROWTH            INCOME
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2)..........     6,739,235          436,282          5,577,488
Dividend receivable......            --               --                 --
Receivable for units sold             2               --              1,477
                              ---------          -------          ---------
    Total assets.........     6,739,237          436,282          5,578,965
                              ---------          -------          ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...           324               19                252
Payable for units
 withdrawn...............            --               82                 --
                              ---------          -------          ---------
    Total liabilities....           324              101                252
                              ---------          -------          ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     6,306,854          436,181          5,404,879
 Variable annuity
   contract owners in
   the annuitization
   period................       432,059               --            173,834
                              ---------          -------          ---------
    Net assets...........     6,738,913          436,181          5,578,713
                              =========          =======          =========
Investments in
 securities at cost......     7,024,651          407,060          7,118,595
                              =========          =======          =========
Shares outstanding.......       636,979           26,700            369,860
                              =========          =======          =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                                                   AMERICAN
                                                                                   CENTURY
                                                                                   VARIABLE
                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. PORTFOLIOS II,
                                               (CONTINUED)                           INC.
                          ----------------------------------------------------- --------------

                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                            INTERNATIONAL       LARGE CAP         SMALL CAP      VP INFLATION
                                VALUE            GROWTH            GROWTH         PROTECTION
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --       FUND --
                               CLASS B           CLASS B           CLASS B         CLASS II
                          ----------------- ----------------- ----------------- --------------
ASSETS:
Investments at fair
 value (note 2)..........    $10,616,552        1,405,159          250,345        20,086,468
Dividend receivable......             --               --               --            47,373
Receivable for units sold             --            1,423               39             2,949
                             -----------        ---------          -------        ----------
    Total assets.........     10,616,552        1,406,582          250,384        20,136,790
                             -----------        ---------          -------        ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...            496               60               11               955
Payable for units
 withdrawn...............            162               --               --                --
                             -----------        ---------          -------        ----------
    Total liabilities....            658               60               11               955
                             -----------        ---------          -------        ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     10,448,195        1,406,522          250,373        19,553,789
 Variable annuity
   contract owners in
   the annuitization
   period................        167,699               --               --           582,046
                             -----------        ---------          -------        ----------
    Net assets...........    $10,615,894        1,406,522          250,373        20,135,835
                             ===========        =========          =======        ==========
Investments in
 securities at cost......    $11,702,917        1,335,695          243,580        18,879,528
                             ===========        =========          =======        ==========
Shares outstanding.......        730,162           56,843           21,452         1,871,991
                             ===========        =========          =======        ==========



                                                                                BLACKROCK VARIABLE SERIES
                              AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.               FUNDS, INC.
                          -------------------------------------------------- --------------------------------
                                                                                                 BLACKROCK
                                                                                BLACKROCK         GLOBAL
                          VP INCOME &                                        BASIC VALUE V.I. ALLOCATION V.I.
                            GROWTH    VP INTERNATIONAL VP ULTRA(R) VP VALUE      FUND --          FUND --
                            FUND --       FUND --        FUND --   FUND --      CLASS III        CLASS III
                            CLASS I       CLASS I        CLASS I   CLASS I        SHARES          SHARES
                          ----------- ---------------- ----------- --------- ---------------- ---------------
ASSETS:
Investments at fair
 value (note 2)..........   639,154      1,851,430       407,394   1,106,606      860,614       77,763,342
Dividend receivable......        --             --            --          --           --               --
Receivable for units sold       158             --            73          61           --               --
                            -------      ---------       -------   ---------    ---------       ----------
    Total assets.........   639,312      1,851,430       407,467   1,106,667      860,614       77,763,342
                            -------      ---------       -------   ---------    ---------       ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        28             94            17          45           37            3,937
Payable for units
 withdrawn...............        --              6            --          --            1           42,221
                            -------      ---------       -------   ---------    ---------       ----------
    Total liabilities....        28            100            17          45           38           46,158
                            -------      ---------       -------   ---------    ---------       ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   639,284      1,536,139       407,450   1,106,622      860,576       76,898,982
 Variable annuity
   contract owners in
   the annuitization
   period................        --        315,191            --          --           --          818,202
                            -------      ---------       -------   ---------    ---------       ----------
    Net assets...........   639,284      1,851,330       407,450   1,106,622      860,576       77,717,184
                            =======      =========       =======   =========    =========       ==========
Investments in
 securities at cost......   805,084      2,047,668       466,136   1,401,051    1,037,521       78,264,214
                            =======      =========       =======   =========    =========       ==========
Shares outstanding.......   118,802        239,512        50,172     209,584       80,356        5,794,586
                            =======      =========       =======   =========    =========       ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009


                             BLACKROCK VARIABLE
                             SERIES FUNDS, INC.       COLUMBIA FUNDS VARIABLE
                                 (CONTINUED)             INSURANCE TRUST I                DWS VARIABLE SERIES II
                          ------------------------- --------------------------- -------------------------------------------
                                                                    COLUMBIA
                           BLACKROCK    BLACKROCK     COLUMBIA      MARSICO         DWS
                           LARGE CAP      VALUE       MARSICO    INTERNATIONAL  DREMAN SMALL
                          GROWTH V.I. OPPORTUNITIES GROWTH FUND, OPPORTUNITIES    MID CAP          DWS            DWS
                            FUND --   V.I. FUND --    VARIABLE   FUND, VARIABLE VALUE VIP -- STRATEGIC VALUE   TECHNOLOGY
                           CLASS III    CLASS III    SERIES --     SERIES --      CLASS B    VIP -- CLASS B  VIP -- CLASS B
                            SHARES       SHARES       CLASS A       CLASS B        SHARES        SHARES          SHARES
                          ----------- ------------- ------------ -------------- ------------ --------------- --------------
ASSETS:
Investments at fair
 value (note 2)..........  $260,897      482,016     3,287,830     8,300,992       811,453       455,723        168,029
Dividend receivable......        --           --            --            --            --            --             --
Receivable for units sold        --           --           124            --            66            55              8
                           --------      -------     ---------     ---------     ---------       -------        -------
    Total assets.........   260,897      482,016     3,287,954     8,300,992       811,519       455,778        168,037
                           --------      -------     ---------     ---------     ---------       -------        -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        12           21           141           375            36            19              7
Payable for units
 withdrawn...............         1            1            --           405            --            --             --
                           --------      -------     ---------     ---------     ---------       -------        -------
    Total liabilities....        13           22           141           780            36            19              7
                           --------      -------     ---------     ---------     ---------       -------        -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   260,884      481,994     3,287,813     8,217,909       811,483       455,759        168,030
 Variable annuity
   contract owners in
   the annuitization
   period................        --           --            --        82,303            --            --             --
                           --------      -------     ---------     ---------     ---------       -------        -------
    Net assets...........  $260,884      481,994     3,287,813     8,300,212       811,483       455,759        168,030
                           ========      =======     =========     =========     =========       =======        =======
Investments in
 securities at cost......  $247,241      799,822     3,169,146     9,459,623     1,179,521       694,681        152,749
                           ========      =======     =========     =========     =========       =======        =======
Shares outstanding.......    27,667       42,468       194,431       586,643        80,903        61,751         18,629
                           ========      =======     =========     =========     =========       =======        =======


                                           DREYFUS
                          -----------------------------------------
                                          DREYFUS
                             DREYFUS      VARIABLE    THE DREYFUS
                            INVESTMENT   INVESTMENT    SOCIALLY
                            PORTFOLIOS    FUND --     RESPONSIBLE
                           MIDCAP STOCK    MONEY     GROWTH FUND,
                           PORTFOLIO --    MARKET   INC. -- INITIAL
                          INITIAL SHARES PORTFOLIO      SHARES
                          -------------- ---------- ---------------
ASSETS:
Investments at fair
 value (note 2)..........    134,415     1,153,670      283,917
Dividend receivable......         --            --           --
Receivable for units sold         36            15           28
                             -------     ---------      -------
    Total assets.........    134,451     1,153,685      283,945
                             -------     ---------      -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...          6           178           12
Payable for units
 withdrawn...............         --            --           --
                             -------     ---------      -------
    Total liabilities....          6           178           12
                             -------     ---------      -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    134,445     1,153,507      283,933
 Variable annuity
   contract owners in
   the annuitization
   period................         --            --           --
                             -------     ---------      -------
    Net assets...........    134,445     1,153,507      283,933
                             =======     =========      =======
Investments in
 securities at cost......    175,613     1,153,671      251,927
                             =======     =========      =======
Shares outstanding.......     12,850     1,153,670       10,812
                             =======     =========      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                         EVERGREEN
                                                         VARIABLE
                                                          ANNUITY
                            EATON VANCE VARIABLE TRUST     TRUST                        FEDERATED INSURANCE SERIES
                          ------------------------------ --------- ------------------------------------------------------
                                                         EVERGREEN FEDERATED   FEDERATED    FEDERATED HIGH FEDERATED HIGH
                                           VT WORLDWIDE  VA OMEGA   CAPITAL   CLOVER VALUE   INCOME BOND    INCOME BOND
                          VT FLOATING-RATE    HEALTH      FUND --   INCOME     FUND II --     FUND II --     FUND II --
                            INCOME FUND    SCIENCES FUND  CLASS 2   FUND II  PRIMARY SHARES PRIMARY SHARES SERVICE SHARES
                          ---------------- ------------- --------- --------- -------------- -------------- --------------
ASSETS:
Investments at fair
 value (note 2)..........   $11,903,729      1,193,421    124,553   124,506     110,783        103,957       5,271,829
Dividend receivable......        45,017             --         --        --          --             --              --
Receivable for units sold            --            461         --        --          --             --              --
                            -----------      ---------    -------   -------     -------        -------       ---------
    Total assets.........    11,948,746      1,193,882    124,553   124,506     110,783        103,957       5,271,829
                            -----------      ---------    -------   -------     -------        -------       ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...           542             51          5         5           4              4             218
Payable for units
 withdrawn...............           670             --          1        --          --             --              96
                            -----------      ---------    -------   -------     -------        -------       ---------
    Total liabilities....         1,212             51          6         5           4              4             314
                            -----------      ---------    -------   -------     -------        -------       ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    11,795,820      1,193,831    124,547   124,501     110,779        103,953       5,271,515
 Variable annuity
   contract owners in
   the annuitization
   period................       151,714             --         --        --          --             --              --
                            -----------      ---------    -------   -------     -------        -------       ---------
    Net assets...........   $11,947,534      1,193,831    124,547   124,501     110,779        103,953       5,271,515
                            ===========      =========    =======   =======     =======        =======       =========
Investments in
 securities at cost......   $11,866,672      1,238,492     95,258   152,077     189,645        109,568       5,457,708
                            ===========      =========    =======   =======     =======        =======       =========
Shares outstanding.......     1,315,329        116,205      6,169    14,361      12,228         15,586         792,756
                            ===========      =========    =======   =======     =======        =======       =========


                                          FIDELITY(R) VARIABLE INSURANCE
                                                   PRODUCTS FUND
                          ------------------------------------------------
                            FEDERATED          VIP               VIP
                             KAUFMANN    ASSET MANAGER/SM/ ASSET MANAGER/SM/
                            FUND II --     PORTFOLIO --      PORTFOLIO --
                          SERVICE SHARES  INITIAL CLASS    SERVICE CLASS 2
                          -------------- ----------------  ----------------
ASSETS:
Investments at fair
 value (note 2)..........   6,409,191        162,998           922,407
Dividend receivable......          --             --                --
Receivable for units sold          --             --                --
                            ---------        -------           -------
    Total assets.........   6,409,191        162,998           922,407
                            ---------        -------           -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         297              6                45
Payable for units
 withdrawn...............          86             --                --
                            ---------        -------           -------
    Total liabilities....         383              6                45
                            ---------        -------           -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   6,331,309        162,992           899,698
 Variable annuity
   contract owners in
   the annuitization
   period................      77,499             --            22,664
                            ---------        -------           -------
    Net assets...........   6,408,808        162,992           922,362
                            =========        =======           =======
Investments in
 securities at cost......   5,914,913        186,915           971,870
                            =========        =======           =======
Shares outstanding.......     512,325         12,538            72,119
                            =========        =======           =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                                             FIDELITY(R) VARIABLE INSURANCE
                                                                               PRODUCTS FUND (CONTINUED)
                          --------------------------------------------------------------------------------------------
                                                                       VIP
                                                                     DYNAMIC        VIP          VIP          VIP
                              VIP           VIP           VIP        CAPITAL      EQUITY-      EQUITY-      GROWTH &
                            BALANCED   CONTRAFUND(R) CONTRAFUND(R) APPRECIATION    INCOME       INCOME       INCOME
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            SERVICE       INITIAL       SERVICE      SERVICE      INITIAL      SERVICE      INITIAL
                            CLASS 2        CLASS        CLASS 2      CLASS 2       CLASS       CLASS 2       CLASS
                          ------------ ------------- ------------- ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2).......... $13,486,706    1,131,546    22,177,590     285,369      662,588     5,813,342     235,603
Dividend receivable......          --           --            --          --           --            --          --
Receivable for units sold          --           --         3,814          --           --         1,027          --
                          -----------    ---------    ----------     -------      -------     ---------     -------
    Total assets.........  13,486,706    1,131,546    22,181,404     285,369      662,588     5,814,369     235,603
                          -----------    ---------    ----------     -------      -------     ---------     -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         683           44           954          12           26           258           9
Payable for units
 withdrawn...............         396           --            --           2           --            --          --
                          -----------    ---------    ----------     -------      -------     ---------     -------
    Total liabilities....       1,079           44           954          14           26           258           9
                          -----------    ---------    ----------     -------      -------     ---------     -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  13,315,546    1,131,502    21,999,828     285,355      662,562     5,670,614     235,594
 Variable annuity
   contract owners in
   the annuitization
   period................     170,081           --       180,622          --           --       143,497          --
                          -----------    ---------    ----------     -------      -------     ---------     -------
    Net assets........... $13,485,627    1,131,502    22,180,450     285,355      662,562     5,814,111     235,594
                          ===========    =========    ==========     =======      =======     =========     =======
Investments in
 securities at cost...... $14,167,038    1,420,500    27,043,322     366,692      882,871     7,307,526     288,729
                          ===========    =========    ==========     =======      =======     =========     =======
Shares outstanding.......   1,018,633       54,876     1,093,031      40,421       39,416       350,835      21,283
                          ===========    =========    ==========     =======      =======     =========     =======


                          ----------------------------------------

                              VIP           VIP
                            GROWTH &      GROWTH         VIP
                             INCOME    OPPORTUNITIES    GROWTH
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            SERVICE       INITIAL      INITIAL
                            CLASS 2        CLASS        CLASS
                          ------------ ------------- ------------
ASSETS:
Investments at fair
 value (note 2)..........  1,594,489      150,633      478,065
Dividend receivable......         --           --           --
Receivable for units sold      1,839           --           --
                           ---------      -------      -------
    Total assets.........  1,596,328      150,633      478,065
                           ---------      -------      -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         69            6           19
Payable for units
 withdrawn...............         --           --           --
                           ---------      -------      -------
    Total liabilities....         69            6           19
                           ---------      -------      -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  1,596,259      150,627      478,046
 Variable annuity
   contract owners in
   the annuitization
   period................         --           --           --
                           ---------      -------      -------
    Net assets...........  1,596,259      150,627      478,046
                           =========      =======      =======
Investments in
 securities at cost......  1,882,284      188,326      639,053
                           =========      =======      =======
Shares outstanding.......    146,283       10,381       15,914
                           =========      =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                           FIDELITY(R) VARIABLE INSURANCE
                                             PRODUCTS FUND (CONTINUED)
                          ---------------------------------------------------------------- ---------------
                                           VIP                                    VIP
                              VIP       INVESTMENT      VIP          VIP         VALUE
                             GROWTH     GRADE BOND    MID CAP      OVERSEAS    STRATEGIES  FRANKLIN INCOME
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --   SECURITIES
                            SERVICE      SERVICE      SERVICE      INITIAL      SERVICE        FUND --
                            CLASS 2      CLASS 2      CLASS 2       CLASS       CLASS 2    CLASS 2 SHARES
                          ------------ ------------ ------------ ------------ ------------ ---------------
ASSETS:
Investments at fair
 value (note 2)..........  $1,391,235   1,576,870     9,368,511    194,860      310,371      103,048,622
Dividend receivable......          --          --            --         --           --               --
Receivable for units sold          --          --         1,069         --           --               --
                           ----------   ---------    ----------    -------      -------      -----------
    Total assets.........   1,391,235   1,576,870     9,369,580    194,860      310,371      103,048,622
                           ----------   ---------    ----------    -------      -------      -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...          60          70           398          7           13            5,509
Payable for units
 withdrawn...............         519           2            --         --            1           12,486
                           ----------   ---------    ----------    -------      -------      -----------
    Total liabilities....         579          72           398          7           14           17,995
                           ----------   ---------    ----------    -------      -------      -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   1,390,656   1,572,554     9,367,042    194,853      310,357      100,486,810
 Variable annuity
   contract owners in
   the annuitization
   period................          --       4,244         2,140         --           --        2,543,817
                           ----------   ---------    ----------    -------      -------      -----------
    Net assets...........  $1,390,656   1,576,798     9,369,182    194,853      310,357      103,030,627
                           ==========   =========    ==========    =======      =======      ===========
Investments in
 securities at cost......  $1,485,983   1,561,545    10,607,358    234,789      438,233      114,677,466
                           ==========   =========    ==========    =======      =======      ===========
Shares outstanding.......      46,764     128,619       373,247     12,948       39,945        7,298,061
                           ==========   =========    ==========    =======      =======      ===========

                          FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          -------------------------------------------------------------------

                          FRANKLIN LARGE FRANKLIN TEMPLETON
                            CAP GROWTH      VIP FOUNDING    MUTUAL SHARES  TEMPLETON FOREIGN
                            SECURITIES    FUNDS ALLOCATION    SECURITIES      SECURITIES
                             FUND --          FUND --          FUND --          FUND --
                          CLASS 2 SHARES   CLASS 2 SHARES   CLASS 2 SHARES  CLASS 1 SHARES
                          -------------- ------------------ -------------- -----------------
ASSETS:
Investments at fair
 value (note 2)..........    417,390         18,730,447       13,788,567        45,279
Dividend receivable......         --                 --               --            --
Receivable for units sold        131                 --               --            --
                             -------         ----------       ----------        ------
    Total assets.........    417,521         18,730,447       13,788,567        45,279
                             -------         ----------       ----------        ------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         19                911              643             2
Payable for units
 withdrawn...............         --              2,023            1,175            --
                             -------         ----------       ----------        ------
    Total liabilities....         19              2,934            1,818             2
                             -------         ----------       ----------        ------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    417,502         18,292,837       13,594,703        45,277
 Variable annuity
   contract owners in
   the annuitization
   period................         --            434,676          192,046            --
                             -------         ----------       ----------        ------
    Net assets...........    417,502         18,727,513       13,786,749        45,277
                             =======         ==========       ==========        ======
Investments in
 securities at cost......    468,384         20,415,087       13,107,749        51,140
                             =======         ==========       ==========        ======
Shares outstanding.......     31,079          2,623,312          945,718         3,310
                             =======         ==========       ==========        ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                      FRANKLIN TEMPLETON VARIABLE INSURANCE
                                            PRODUCTS TRUST (CONTINUED)
                          -------------------------------------------------------------- -------------------------

                            TEMPLETON       TEMPLETON        TEMPLETON      TEMPLETON    CORE VALUE
                             FOREIGN          GLOBAL          GLOBAL          GROWTH       EQUITY
                            SECURITIES   ASSET ALLOCATION BOND SECURITIES   SECURITIES    FUND --   INCOME FUND --
                             FUND --         FUND --          FUND --        FUND --      CLASS 1      CLASS 1
                          CLASS 2 SHARES  CLASS 2 SHARES  CLASS 1 SHARES  CLASS 2 SHARES   SHARES       SHARES
                          -------------- ---------------- --------------- -------------- ---------- --------------
ASSETS:
Investments at fair
 value (note 2)..........   $3,786,442       527,154          58,165        3,020,343    1,556,335    2,209,947
Dividend receivable......           --            --              --               --           --           --
Receivable for units sold          317           100              --               --          459          829
                            ----------       -------          ------        ---------    ---------    ---------
    Total assets.........    3,786,759       527,254          58,165        3,020,343    1,556,794    2,210,776
                            ----------       -------          ------        ---------    ---------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...          177            22               2              140           68           84
Payable for units
 withdrawn...............           --            --              --              412           --           --
                            ----------       -------          ------        ---------    ---------    ---------
    Total liabilities....          177            22               2              552           68           84
                            ----------       -------          ------        ---------    ---------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    3,469,188       527,232          58,163        2,809,373    1,556,726    2,210,692
 Variable annuity
   contract owners in
   the annuitization
   period................      317,394            --              --          210,418           --           --
                            ----------       -------          ------        ---------    ---------    ---------
    Net assets...........   $3,786,582       527,232          58,163        3,019,791    1,556,726    2,210,692
                            ==========       =======          ======        =========    =========    =========
Investments in
 securities at cost......   $4,219,134       812,115          53,701        3,323,207    1,697,064    2,457,463
                            ==========       =======          ======        =========    =========    =========
Shares outstanding.......      281,520        57,550           3,282          290,418      193,574      208,093
                            ==========       =======          ======        =========    =========    =========

                          GE INVESTMENTS FUNDS, INC.
                          ---------------------------------------------------
                                                                    PREMIER
                                                                    GROWTH
                          INTERNATIONAL     MID-CAP                 EQUITY
                          EQUITY FUND -- EQUITY FUND --   MONEY     FUND --
                             CLASS 1        CLASS 1       MARKET    CLASS 1
                              SHARES         SHARES        FUND     SHARES
                          -------------- -------------- ---------- ---------
ASSETS:
Investments at fair
 value (note 2)..........     62,371       2,807,145    27,690,572 1,083,571
Dividend receivable......         --              --            --        --
Receivable for units sold         --             182       223,308       712
                             -------       ---------    ---------- ---------
    Total assets.........     62,371       2,807,327    27,913,880 1,084,283
                             -------       ---------    ---------- ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...          2             121         1,163        47
Payable for units
 withdrawn...............         --              --            --        --
                             -------       ---------    ---------- ---------
    Total liabilities....          2             121         1,163        47
                             -------       ---------    ---------- ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     62,369       2,804,973    27,912,717 1,084,236
 Variable annuity
   contract owners in
   the annuitization
   period................         --           2,233            --        --
                             -------       ---------    ---------- ---------
    Net assets...........     62,369       2,807,206    27,912,717 1,084,236
                             =======       =========    ========== =========
Investments in
 securities at cost......    122,215       3,133,003    27,690,570 1,169,778
                             =======       =========    ========== =========
Shares outstanding.......    127,287         189,416    27,690,572    16,852
                             =======       =========    ========== =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                          GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          ----------------------------------------------------------------------


                          REAL ESTATE            SMALL-CAP
                          SECURITIES              EQUITY   TOTAL RETURN TOTAL RETURN U.S. EQUITY
                            FUND --   S&P 500(R)  FUND --    FUND --      FUND --      FUND --
                            CLASS 1     INDEX     CLASS 1    CLASS 1      CLASS 3      CLASS 1
                            SHARES       FUND     SHARES      SHARES       SHARES      SHARES
                          ----------- ---------- --------- ------------ ------------ -----------
ASSETS:
Investments at fair
 value (note 2).......... $4,632,664  16,655,323 2,799,165  16,809,427  121,012,462   1,179,952
Dividend receivable......         --          --        --          --           --          --
Receivable for units sold         --      25,482     2,649       3,307           --       2,035
                          ----------  ---------- ---------  ----------  -----------   ---------
    Total assets.........  4,632,664  16,680,805 2,801,814  16,812,734  121,012,462   1,181,987
                          ----------  ---------- ---------  ----------  -----------   ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        213         701       120         758        6,565          51
Payable for units
 withdrawn...............      1,731          --        --          --       49,094          --
                          ----------  ---------- ---------  ----------  -----------   ---------
    Total liabilities....      1,944         701       120         758       55,659          51
                          ----------  ---------- ---------  ----------  -----------   ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  4,591,994  16,676,869 2,801,694  16,650,839  118,172,340   1,181,936
 Variable annuity
   contract owners in
   the annuitization
   period................     38,726       3,235        --     161,137    2,784,463          --
                          ----------  ---------- ---------  ----------  -----------   ---------
    Net assets........... $4,630,720  16,680,104 2,801,694  16,811,976  120,956,803   1,181,936
                          ==========  ========== =========  ==========  ===========   =========
Investments in
 securities at cost...... $5,051,878  18,028,038 3,432,912  17,874,930  135,766,039   1,275,195
                          ==========  ========== =========  ==========  ===========   =========
Shares outstanding.......    550,852     840,329   285,921   1,107,340    7,987,621      40,368
                          ==========  ========== =========  ==========  ===========   =========

                             GENWORTH VARIABLE INSURANCE TRUST
                          ---------------------------------------
                                   GENWORTH            GENWORTH
                          GENWORTH COLUMBIA  GENWORTH EATON VANCE
                          CALAMOS  MID CAP   DAVIS NY  LARGE CAP
                           GROWTH   VALUE    VENTURE     VALUE
                          FUND --  FUND --   FUND --    FUND --
                          SERVICE  SERVICE   SERVICE    SERVICE
                           SHARES   SHARES    SHARES    SHARES
                          -------- --------- -------- -----------
ASSETS:
Investments at fair
 value (note 2)..........  52,941  3,815,735 444,798  10,596,646
Dividend receivable......      --         --      --          --
Receivable for units sold      --         --      --          --
                           ------  --------- -------  ----------
    Total assets.........  52,941  3,815,735 444,798  10,596,646
                           ------  --------- -------  ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...       2        186      19         509
Payable for units
 withdrawn...............       1        723     151         165
                           ------  --------- -------  ----------
    Total liabilities....       3        909     170         674
                           ------  --------- -------  ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  52,938  3,737,556 444,628  10,405,019
 Variable annuity
   contract owners in
   the annuitization
   period................      --     77,270      --     190,953
                           ------  --------- -------  ----------
    Net assets...........  52,938  3,814,826 444,628  10,595,972
                           ======  ========= =======  ==========
Investments in
 securities at cost......  39,285  3,053,637 383,433   9,059,039
                           ======  ========= =======  ==========
Shares outstanding.......   5,436    431,639  47,564   1,200,998
                           ======  ========= =======  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                                                                 GOLDMAN SACHS
                                                                                                VARIABLE INSURANCE
                                      GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)                  TRUST
                          --------------------------------------------------------------------- ------------------
                                            GENWORTH
                                           LEGG MASON
                                           CLEARBRIDGE  GENWORTH  GENWORTH PUTNAM   GENWORTH    GOLDMAN
                          GENWORTH GOLDMAN AGGRESSIVE    PIMCO     INTERNATIONAL    THORNBURG    SACHS    GOLDMAN
                           SACHS ENHANCED    GROWTH    STOCKSPLUS     CAPITAL     INTERNATIONAL GROWTH     SACHS
                          CORE BOND INDEX    FUND --    FUND --    OPPORTUNITIES   VALUE FUND     AND     MID CAP
                          FUND -- SERVICE    SERVICE    SERVICE       FUND --      -- SERVICE   INCOME     VALUE
                               SHARES        SHARES      SHARES   SERVICE SHARES     SHARES      FUND      FUND
                          ---------------- ----------- ---------- --------------- ------------- -------   -------
ASSETS:
Investments at fair
 value (note 2)..........   $10,339,747    12,061,431  16,338,484    4,410,417      3,987,595    91,866   799,380
Dividend receivable......            --            --          --           --             --        --        --
Receivable for units sold         1,795            --          --           --             --        --        --
                            -----------    ----------  ----------    ---------      ---------    -------  -------
    Total assets.........    10,341,542    12,061,431  16,338,484    4,410,417      3,987,595    91,866   799,380
                            -----------    ----------  ----------    ---------      ---------    -------  -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...           493           584         787          209            191         4        34
Payable for units
 withdrawn...............            --         3,084       1,321          259             26        --         1
                            -----------    ----------  ----------    ---------      ---------    -------  -------
    Total liabilities....           493         3,668       2,108          468            217         4        35
                            -----------    ----------  ----------    ---------      ---------    -------  -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    10,151,707    11,824,276  16,030,105    4,333,431      3,911,033    91,862   799,345
 Variable annuity
   contract owners in
   the annuitization
   period................       189,342       233,487     306,271       76,518         76,345        --        --
                            -----------    ----------  ----------    ---------      ---------    -------  -------
    Net assets...........   $10,341,049    12,057,763  16,336,376    4,409,949      3,987,378    91,862   799,345
                            ===========    ==========  ==========    =========      =========    =======  =======
Investments in
 securities at cost......   $10,120,029     9,235,647  14,647,563    3,574,049      3,140,019   108,579   959,449
                            ===========    ==========  ==========    =========      =========    =======  =======
Shares outstanding.......       941,389     1,211,632   1,906,096      472,056        406,902     9,899    70,430
                            ===========    ==========  ==========    =========      =========    =======  =======


                             J.P. MORGAN SERIES TRUST II
                          ---------------------------------




                                      JPMORGAN    JPMORGAN
                          JPMORGAN  INTERNATIONAL  MID CAP
                            BOND       EQUITY       VALUE
                          PORTFOLIO   PORTFOLIO   PORTFOLIO
                          --------- ------------- ---------
ASSETS:
Investments at fair
 value (note 2)..........    --          --          --
Dividend receivable......    --          --          --
Receivable for units sold    --          --          --
                             --          --          --
    Total assets.........    --          --          --
                             --          --          --
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...    --          --          --
Payable for units
 withdrawn...............    --          --          --
                             --          --          --
    Total liabilities....    --          --          --
                             --          --          --
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    --          --          --
 Variable annuity
   contract owners in
   the annuitization
   period................    --          --          --
                             --          --          --
    Net assets...........    --          --          --
                             ==          ==          ==
Investments in
 securities at cost......    --          --          --
                             ==          ==          ==
Shares outstanding.......    --          --          --
                             ==          ==          ==

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                          J.P. MORGAN SERIES
                          TRUST II (CONTINUED)                                         JPMORGAN INSURANCE TRUST
                          -------------------  ------------------------------------------------------------------------------
                                                                           JPMORGAN
                                                                          INSURANCE     JPMORGAN     JPMORGAN
                                     JPMORGAN    JPMORGAN     JPMORGAN      TRUST      INSURANCE    INSURANCE     JPMORGAN
                                       U.S.     INSURANCE    INSURANCE   DIVERSIFIED     TRUST        TRUST       INSURANCE
                          JPMORGAN     LARGE      TRUST      TRUST CORE    MID CAP       EQUITY     GOVERNMENT      TRUST
                            SMALL    CAP CORE    BALANCED       BOND        GROWTH       INDEX         BOND     INTERNATIONAL
                           COMPANY    EQUITY   PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --    EQUITY
                          PORTFOLIO  PORTFOLIO   CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1      PORTFOLIO
                          ---------  --------- ------------ ------------ ------------ ------------ ------------ -------------
ASSETS:
Investments at fair
 value (note 2)..........    $--        --        81,038     4,291,872     423,293      691,272         --         154,732
Dividend receivable......     --        --            --            --          --           --         --              --
Receivable for units sold     --        --            --           514          --           --         --             404
                             ---        --        ------     ---------     -------      -------         --         -------
    Total assets.........     --        --        81,038     4,292,386     423,293      691,272         --         155,136
                             ---        --        ------     ---------     -------      -------         --         -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...     --        --             4           201          21           36         --               7
Payable for units
 withdrawn...............     --        --            --            --          87           18         --              --
                             ---        --        ------     ---------     -------      -------         --         -------
    Total liabilities....     --        --             4           201         108           54         --               7
                             ---        --        ------     ---------     -------      -------         --         -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     --        --        81,034     3,945,909     352,834      551,676         --         155,129
 Variable annuity
   contract owners in
   the annuitization
   period................     --        --            --       346,276      70,351      139,542         --              --
                             ---        --        ------     ---------     -------      -------         --         -------
    Net assets...........    $--        --        81,034     4,292,185     423,185      691,218         --         155,129
                             ===        ==        ======     =========     =======      =======         ==         =======
Investments in
 securities at cost......    $--        --        80,418     4,109,883     350,923      701,471         --         123,094
                             ===        ==        ======     =========     =======      =======         ==         =======
Shares outstanding.......     --        --         6,599       390,525      31,448       70,900         --          16,219
                             ===        ==        ======     =========     =======      =======         ==         =======


                          --------------------------

                            JPMORGAN     JPMORGAN
                           INSURANCE    INSURANCE
                             TRUST        TRUST
                            INTREPID     INTREPID
                             GROWTH      MID CAP
                          PORTFOLIO -- PORTFOLIO --
                            CLASS 1      CLASS 1
                          ------------ ------------
ASSETS:
Investments at fair
 value (note 2)..........   825,756      404,056
Dividend receivable......        --           --
Receivable for units sold        --           --
                            -------      -------
    Total assets.........   825,756      404,056
                            -------      -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        44           21
Payable for units
 withdrawn...............       111           81
                            -------      -------
    Total liabilities....       155          102
                            -------      -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   650,686      333,827
 Variable annuity
   contract owners in
   the annuitization
   period................   174,915       70,127
                            -------      -------
    Net assets...........   825,601      403,954
                            =======      =======
Investments in
 securities at cost......   839,057      434,065
                            =======      =======
Shares outstanding.......    62,891       30,541
                            =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                           JPMORGAN INSURANCE TRUST (CONTINUED)
                          --------------------------------------- --------------------------
                            JPMORGAN      JPMORGAN     JPMORGAN
                            INSURANCE    INSURANCE    INSURANCE
                          TRUST MID CAP TRUST SMALL   TRUST U.S.    BALANCED      BALANCED
                              VALUE       CAP CORE      EQUITY    PORTFOLIO --  PORTFOLIO --
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL   SERVICE
                             CLASS 1      CLASS 1      CLASS 1       SHARES        SHARES
                          ------------- ------------ ------------ ------------- ------------
ASSETS:
Investments at fair
 value (note 2)..........  $1,791,091     267,386     1,107,931     1,828,211    13,450,061
Dividend receivable......          --          65            --            --            --
Receivable for units sold       1,236         223            72            --         2,160
                           ----------     -------     ---------     ---------    ----------
    Total assets.........   1,792,327     267,674     1,108,003     1,828,211    13,452,221
                           ----------     -------     ---------     ---------    ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...          79          12            56            71           675
Payable for units
 withdrawn...............          --          --            --            --            --
                           ----------     -------     ---------     ---------    ----------
    Total liabilities....          79          12            56            71           675
                           ----------     -------     ---------     ---------    ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   1,792,248     267,662       933,485     1,828,140    13,278,894
 Variable annuity
   contract owners in
   the annuitization
   period................          --          --       174,462            --       172,652
                           ----------     -------     ---------     ---------    ----------
    Net assets...........  $1,792,248     267,662     1,107,947     1,828,140    13,451,546
                           ==========     =======     =========     =========    ==========
Investments in
 securities at cost......  $1,418,566     212,364     1,055,628     1,701,364    12,751,594
                           ==========     =======     =========     =========    ==========
Shares outstanding.......     321,560      22,737        79,536        68,014       481,563
                           ==========     =======     =========     =========    ==========

                                      JANUS ASPEN SERIES
                          --------------------------------------------------------------------


                           ENTERPRISE    ENTERPRISE  FLEXIBLE BOND     FORTY        FORTY
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE
                             SHARES        SHARES       SHARES        SHARES        SHARES
                          ------------- ------------ ------------- ------------- ------------
ASSETS:
Investments at fair
 value (note 2)..........   1,128,981     133,396       133,074      1,590,888    14,198,843
Dividend receivable......          --          --            --             --            --
Receivable for units sold          --          --            --             --            --
                            ---------     -------       -------      ---------    ----------
    Total assets.........   1,128,981     133,396       133,074      1,590,888    14,198,843
                            ---------     -------       -------      ---------    ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...          44           5             5             62           675
Payable for units
 withdrawn...............          --           1            --             --         1,525
                            ---------     -------       -------      ---------    ----------
    Total liabilities....          44           6             5             62         2,200
                            ---------     -------       -------      ---------    ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   1,128,937     133,390       133,069      1,590,826    13,959,686
 Variable annuity
   contract owners in
   the annuitization
   period................          --          --            --             --       236,957
                            ---------     -------       -------      ---------    ----------
    Net assets...........   1,128,937     133,390       133,069      1,590,826    14,196,643
                            =========     =======       =======      =========    ==========
Investments in
 securities at cost......   1,547,842      90,013       125,812      1,327,528    12,901,383
                            =========     =======       =======      =========    ==========
Shares outstanding.......      36,667       4,461        10,587         47,348       428,063
                            =========     =======       =======      =========    ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009


                                                                JANUS ASPEN SERIES (CONTINUED)
                          ---------------------------------------------------------------------------------------------



                          GLOBAL LIFE     GLOBAL
                            SCIENCES    TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS     WORLDWIDE
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                            SERVICE      SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL
                             SHARES       SHARES       SHARES        SHARES       SHARES        SHARES       SHARES
                          ------------ ------------ ------------- ------------ ------------- ------------ -------------
ASSETS:
Investments at fair
 value (note 2)..........   $57,288       15,424       657,663      110,670       920,373      873,549        785,069
Dividend receivable......        --           --            --           --            --           --             --
Receivable for units sold        --           32            --           --            --           --             --
                            -------       ------       -------      -------       -------      -------      ---------
    Total assets.........    57,288       15,456       657,663      110,670       920,373      873,549        785,069
                            -------       ------       -------      -------       -------      -------      ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         2            1            26            5            36           38             30
Payable for units
 withdrawn...............        --           --            --           --            --           --             --
                            -------       ------       -------      -------       -------      -------      ---------
    Total liabilities....         2            1            26            5            36           38             30
                            -------       ------       -------      -------       -------      -------      ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    57,286       15,455       657,637      110,665       920,337      873,511        785,039
 Variable annuity
   contract owners in
   the annuitization
   period................        --           --            --           --            --           --             --
                            -------       ------       -------      -------       -------      -------      ---------
    Net assets...........   $57,286       15,455       657,637      110,665       920,337      873,511        785,039
                            =======       ======       =======      =======       =======      =======      =========
Investments in
 securities at cost......   $36,969       11,063       838,107      102,199       776,729      536,106      1,123,429
                            =======       ======       =======      =======       =======      =======      =========
Shares outstanding.......     5,712        3,390        30,689        5,243        20,056       19,378         29,987
                            =======       ======       =======      =======       =======      =======      =========

                                          LEGG MASON PARTNERS
                                         VARIABLE EQUITY TRUST
                          --------------------------------------
                                                     LEGG MASON
                                        LEGG MASON  CLEARBRIDGE
                                       CLEARBRIDGE    VARIABLE
                                         VARIABLE      EQUITY
                           WORLDWIDE    AGGRESSIVE     INCOME
                          PORTFOLIO --    GROWTH      BUILDER
                            SERVICE    PORTFOLIO -- PORTFOLIO --
                             SHARES      CLASS II     CLASS I
                          ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2)..........   292,167      622,173       58,574
Dividend receivable......        --           --           --
Receivable for units sold        54           --           --
                            -------      -------       ------
    Total assets.........   292,221      622,173       58,574
                            -------      -------       ------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        13           27            2
Payable for units
 withdrawn...............        --            2           --
                            -------      -------       ------
    Total liabilities....        13           29            2
                            -------      -------       ------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   292,208      622,144       58,572
 Variable annuity
   contract owners in
   the annuitization
   period................        --           --           --
                            -------      -------       ------
    Net assets...........   292,208      622,144       58,572
                            =======      =======       ======
Investments in
 securities at cost......   282,156      672,497       88,372
                            =======      =======       ======
Shares outstanding.......    11,268       47,896        6,319
                            =======      =======       ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                                  LEGG MASON
                                                                   PARTNERS
                           LEGG MASON PARTNERS VARIABLE EQUITY     VARIABLE
                                    TRUST (CONTINUED)            INCOME TRUST
                          -------------------------------------- ------------- ----------------
                           LEGG MASON
                          CLEARBRIDGE   LEGG MASON                LEGG MASON
                            VARIABLE   CLEARBRIDGE   LEGG MASON  WESTERN ASSET
                             EQUITY      VARIABLE   CLEARBRIDGE    VARIABLE    MFS(R) INVESTORS
                             INCOME    FUNDAMENTAL    VARIABLE     STRATEGIC     GROWTH STOCK
                            BUILDER       VALUE      INVESTORS       BOND         SERIES --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --   SERVICE CLASS
                            CLASS II     CLASS I      CLASS I       CLASS I         SHARES
                          ------------ ------------ ------------ ------------- ----------------
ASSETS:
Investments at fair
 value (note 2)..........   $570,787     395,332       39,507       61,656        1,454,122
Dividend receivable......         --          --           --           --               --
Receivable for units sold         --         754           --           --            1,794
                            --------     -------       ------       ------        ---------
    Total assets.........    570,787     396,086       39,507       61,656        1,455,916
                            --------     -------       ------       ------        ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         31          17            2            2               63
Payable for units
 withdrawn...............          1          --           --           --               --
                            --------     -------       ------       ------        ---------
    Total liabilities....         32          17            2            2               63
                            --------     -------       ------       ------        ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    418,026     396,069       39,505       61,654        1,455,853
 Variable annuity
   contract owners in
   the annuitization
   period................    152,729          --           --           --               --
                            --------     -------       ------       ------        ---------
    Net assets...........   $570,755     396,069       39,505       61,654        1,455,853
                            ========     =======       ======       ======        =========
Investments in
 securities at cost......   $730,736     508,204       41,666       69,899        1,340,718
                            ========     =======       ======       ======        =========
Shares outstanding.......     61,441      23,051        3,181        7,006          151,156
                            ========     =======       ======       ======        =========



                                        MFS(R) VARIABLE INSURANCE TRUST
                          ---------------------------------------------------------------------------


                                           MFS(R) NEW                  MFS(R) TOTAL
                                           DISCOVERY  MFS(R) STRATEGIC    RETURN
                          MFS(R) INVESTORS SERIES --       INCOME       SERIES --   MFS(R) UTILITIES
                          TRUST SERIES --   SERVICE      SERIES --       SERVICE       SERIES --
                           SERVICE CLASS     CLASS     SERVICE CLASS      CLASS      SERVICE CLASS
                               SHARES        SHARES        SHARES         SHARES         SHARES
                          ---------------- ---------- ---------------- ------------ ----------------
ASSETS:
Investments at fair
 value (note 2)..........    1,467,721      768,299       900,450       12,986,144     3,809,216
Dividend receivable......           --           --            --               --            --
Receivable for units sold        1,600           --            33               --           823
                             ---------      -------       -------       ----------     ---------
    Total assets.........    1,469,321      768,299       900,483       12,986,144     3,810,039
                             ---------      -------       -------       ----------     ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...           63           33            42              677           166
Payable for units
 withdrawn...............           --          326            --            1,131            --
                             ---------      -------       -------       ----------     ---------
    Total liabilities....           63          359            42            1,808           166
                             ---------      -------       -------       ----------     ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    1,469,258      767,940       830,922       12,603,280     3,809,873
 Variable annuity
   contract owners in
   the annuitization
   period................           --           --        69,519          381,056            --
                             ---------      -------       -------       ----------     ---------
    Net assets...........    1,469,258      767,940       900,441       12,984,336     3,809,873
                             =========      =======       =======       ==========     =========
Investments in
 securities at cost......    1,418,345      774,639       906,993       14,093,043     3,853,914
                             =========      =======       =======       ==========     =========
Shares outstanding.......       80,822       58,873        94,486          751,513       168,177
                             =========      =======       =======       ==========     =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                                     OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          -------------------------------------------------------------------------------------------------
                                                  OPPENHEIMER  OPPENHEIMER              OPPENHEIMER
                          OPPENHEIMER OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL    OPPENHEIMER OPPENHEIMER
                           BALANCED    BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES  HIGH INCOME MAIN STREET
                          FUND/VA --  FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --
                          NON-SERVICE   SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE   NON-SERVICE   SERVICE
                            SHARES      SHARES       SHARES       SHARES      SHARES      SHARES      SHARES      SHARES
                          ----------- ----------- ------------ ------------ ----------- ----------- ----------- -----------
ASSETS:
Investments at fair
 value (note 2)..........  $288,024    6,566,356    281,340     3,193,911     388,142   13,493,606     49,549   18,692,179
Dividend receivable......        --           --         --            --          --           --         --           --
Receivable for units sold        --           --         --         2,652          --        2,716         --        6,779
                           --------    ---------    -------     ---------     -------   ----------    -------   ----------
    Total assets.........   288,024    6,566,356    281,340     3,196,563     388,142   13,496,322     49,549   18,698,958
                           --------    ---------    -------     ---------     -------   ----------    -------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        11          351         11           137          15          609          2          882
Payable for units
 withdrawn...............        --          232         --            --          --           --         --           --
                           --------    ---------    -------     ---------     -------   ----------    -------   ----------
    Total liabilities....        11          583         11           137          15          609          2          882
                           --------    ---------    -------     ---------     -------   ----------    -------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   288,013    6,480,760    281,329     3,196,426     388,127   13,381,195     49,547   18,431,131
 Variable annuity
   contract owners in
   the annuitization
   period................        --       85,013         --            --          --      114,518         --      266,945
                           --------    ---------    -------     ---------     -------   ----------    -------   ----------
    Net assets...........  $288,013    6,565,773    281,329     3,196,426     388,127   13,495,713     49,547   18,698,076
                           ========    =========    =======     =========     =======   ==========    =======   ==========
Investments in
 securities at cost......  $424,865    8,604,728    291,621     3,179,279     567,345   12,498,692    154,548   16,246,053
                           ========    =========    =======     =========     =======   ==========    =======   ==========
Shares outstanding.......    27,963      644,392      7,616        87,170      54,900      513,455     25,025    1,036,152
                           ========    =========    =======     =========     =======   ==========    =======   ==========

                          ------------------------
                          OPPENHEIMER
                          MAIN STREET OPPENHEIMER
                           SMALL CAP    MIDCAP
                          FUND/VA --  FUND/VA --
                            SERVICE   NON-SERVICE
                            SHARES      SHARES
                          ----------- -----------
ASSETS:
Investments at fair
 value (note 2)..........  6,394,916    251,159
Dividend receivable......         --         --
Receivable for units sold         --         --
                           ---------    -------
    Total assets.........  6,394,916    251,159
                           ---------    -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        290         10
Payable for units
 withdrawn...............        463         --
                           ---------    -------
    Total liabilities....        753         10
                           ---------    -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  6,281,477    251,149
 Variable annuity
   contract owners in
   the annuitization
   period................    112,686         --
                           ---------    -------
    Net assets...........  6,394,163    251,149
                           =========    =======
Investments in
 securities at cost......  6,341,823    440,092
                           =========    =======
Shares outstanding.......    447,823      6,877
                           =========    =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                          OPPENHEIMER
                           VARIABLE
                            ACCOUNT
                             FUNDS
                          (CONTINUED)                              PIMCO VARIABLE INSURANCE TRUST
                          ----------- ----------------------------------------------------------------------------------------
                                                    FOREIGN BOND                    LONG-TERM
                          OPPENHEIMER  ALL ASSET     PORTFOLIO                   U.S. GOVERNMENT  LOW DURATION   TOTAL RETURN
                            MIDCAP    PORTFOLIO --  (U.S. DOLLAR    HIGH YIELD    PORTFOLIO --    PORTFOLIO --   PORTFOLIO --
                          FUND/VA --    ADVISOR      HEDGED) --    PORTFOLIO --  ADMINISTRATIVE  ADMINISTRATIVE ADMINISTRATIVE
                            SERVICE      CLASS     ADMINISTRATIVE ADMINISTRATIVE      CLASS          CLASS          CLASS
                            SHARES       SHARES     CLASS SHARES   CLASS SHARES      SHARES          SHARES         SHARES
                          ----------- ------------ -------------- -------------- --------------- -------------- --------------
ASSETS:
Investments at fair
 value (note 2)..........  $201,899    1,506,135      103,714       8,832,601      11,730,713      40,307,814     51,300,506
Dividend receivable......        --           --          254          63,698          41,105          63,696        137,439
Receivable for units sold       173           --           60           1,088           7,650           1,601          8,362
                           --------    ---------      -------       ---------      ----------      ----------     ----------
    Total assets.........   202,072    1,506,135      104,028       8,897,387      11,779,468      40,373,111     51,446,307
                           --------    ---------      -------       ---------      ----------      ----------     ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         4           63            5             405             529           1,914          2,207
Payable for units
 withdrawn...............        --          136           --              --              --              --             --
                           --------    ---------      -------       ---------      ----------      ----------     ----------
    Total liabilities....         4          199            5             405             529           1,914          2,207
                           --------    ---------      -------       ---------      ----------      ----------     ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   202,068    1,505,936      104,023       8,749,590      11,699,969      39,179,123     51,249,931
 Variable annuity
   contract owners in
   the annuitization
   period................        --           --           --         147,392          78,970       1,192,074        194,169
                           --------    ---------      -------       ---------      ----------      ----------     ----------
    Net assets...........  $202,068    1,505,936      104,023       8,896,982      11,778,939      40,371,197     51,444,100
                           ========    =========      =======       =========      ==========      ==========     ==========
Investments in
 securities at cost......  $239,011    1,595,641      107,893       8,214,148      12,550,060      40,390,869     49,925,820
                           ========    =========      =======       =========      ==========      ==========     ==========
Shares outstanding.......     5,648      143,441       10,759       1,213,269       1,123,632       3,986,925      4,741,267
                           ========    =========      =======       =========      ==========      ==========     ==========




                          RYDEX VARIABLE TRUST   THE ALGER PORTFOLIOS
                          -------------------- -------------------------
                                                  ALGER        ALGER
                                                  LARGE        SMALL
                                                CAP GROWTH   CAP GROWTH
                                               PORTFOLIO -- PORTFOLIO --
                                                CLASS I-2    CLASS I-2
                           NASDAQ-100(R) FUND     SHARES       SHARES
                          -------------------- ------------ ------------
ASSETS:
Investments at fair
 value (note 2)..........       815,877          210,993      246,708
Dividend receivable......            --               --           --
Receivable for units sold            88               --           --
                                -------          -------      -------
    Total assets.........       815,965          210,993      246,708
                                -------          -------      -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...            37                8           10
Payable for units
 withdrawn...............            --               --           --
                                -------          -------      -------
    Total liabilities....            37                8           10
                                -------          -------      -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................       815,928          210,985      246,698
 Variable annuity
   contract owners in
   the annuitization
   period................            --               --           --
                                -------          -------      -------
    Net assets...........       815,928          210,985      246,698
                                =======          =======      =======
Investments in
 securities at cost......       671,119          257,362      229,028
                                =======          =======      =======
Shares outstanding.......        51,120            5,438        9,645
                                =======          =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                                        THE
                                                                     UNIVERSAL
                                                                   INSTITUTIONAL   VAN KAMPEN LIFE
                                 THE PRUDENTIAL SERIES FUND         FUNDS, INC.   INVESTMENT TRUST
                          ---------------------------------------- ------------- -------------------
                                                                                  CAPITAL
                          JENNISON 20/20                NATURAL     EQUITY AND    GROWTH
                              FOCUS        JENNISON    RESOURCES      INCOME     PORTFOLIO COMSTOCK
                           PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  -- CLASS  PORTFOLIO
                             CLASS II      CLASS II     CLASS II     CLASS II       II     -- CLASS
                              SHARES        SHARES       SHARES       SHARES      SHARES   II SHARES
                          -------------- ------------ ------------ ------------- --------- ---------
ASSETS:
Investments at fair
 value (note 2)..........   $1,554,113     113,010     4,943,643     1,410,386    353,396  3,165,582
Dividend receivable......           --          --            --            --         --         --
Receivable for units sold           --          --            --            --         86         --
                            ----------     -------     ---------     ---------    -------  ---------
    Total assets.........    1,554,113     113,010     4,943,643     1,410,386    353,482  3,165,582
                            ----------     -------     ---------     ---------    -------  ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...           64           5           223            85         15        132
Payable for units
 withdrawn...............          327           1             9             1         --        820
                            ----------     -------     ---------     ---------    -------  ---------
    Total liabilities....          391           6           232            86         15        952
                            ----------     -------     ---------     ---------    -------  ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    1,549,323     113,004     4,903,479     1,410,300    353,467  3,159,222
 Variable annuity
   contract owners in
   the annuitization
   period................        4,399          --        39,932            --         --      5,408
                            ----------     -------     ---------     ---------    -------  ---------
    Net assets...........   $1,553,722     113,004     4,943,411     1,410,300    353,467  3,164,630
                            ==========     =======     =========     =========    =======  =========
Investments in
 securities at cost......   $1,450,175     100,402     4,742,930     1,497,864    346,010  3,666,882
                            ==========     =======     =========     =========    =======  =========
Shares outstanding.......      108,984       5,497       134,047       110,186     12,617    313,424
                            ==========     =======     =========     =========    =======  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Statements of Operations

                                                           AIM VARIABLE INSURANCE FUNDS
                                        ------------------------------------------------------------------
                                        AIM V.I.    AIM V.I.   AIM V.I.  AIM V.I.     AIM V.I.    AIM V.I.
                                          BASIC     CAPITAL      CORE     GLOBAL    INTERNATIONAL LARGE CAP
                                          VALUE   APPRECIATION  EQUITY  REAL ESTATE    GROWTH      GROWTH
                                         FUND --    FUND --    FUND --    FUND --      FUND --     FUND --
                          CONSOLIDATED  SERIES II   SERIES I   SERIES I  SERIES II    SERIES II   SERIES I
                             TOTAL       SHARES      SHARES     SHARES    SHARES       SHARES      SHARES
                          ------------  --------- ------------ -------- ----------- ------------- ---------
                                                                               YEAR ENDED DECEMBER 31, 2009
                          ---------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $ 26,982,979    14,270      2,234     10,875         --        93,072       699
  Mortality and
   expense risk and
   administrative
   charges (note 4)......   13,411,868    18,519      5,587      8,094      8,491       107,840     2,902
                          ------------  --------    -------    -------    -------     ---------    ------
Net investment income
  (expense)..............   13,571,111    (4,249)    (3,353)     2,781     (8,491)      (14,768)   (2,203)
                          ------------  --------    -------    -------    -------     ---------    ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................  (26,459,593) (185,578)   (25,733)   (15,403)   (33,165)     (417,376)   (1,636)
  Change in unrealized
   appreciation
   (depreciation)........  171,566,005   656,017     91,149    139,054    178,829     2,291,926    44,894
  Capital gain
   distributions.........    3,817,791        --         --         --         --            --        --
                          ------------  --------    -------    -------    -------     ---------    ------
Net realized and
  unrealized gain (loss)
  on investments.........  148,924,203   470,439     65,416    123,651    145,664     1,874,550    43,258
                          ------------  --------    -------    -------    -------     ---------    ------
Increase (decrease) in
  net assets from
  operations............. $162,495,314   466,190     62,063    126,432    137,173     1,859,782    41,055
                          ============  ========    =======    =======    =======     =========    ======

                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ----------------------------------------------------

                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND
                              STRATEGY           GROWTH            INCOME
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- -----------------

                          -----------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............        50,852               --            184,376
  Mortality and
   expense risk and
   administrative
   charges (note 4)......        99,105            5,209             85,298
                              ---------          -------          ---------
Net investment income
  (expense)..............       (48,253)          (5,209)            99,078
                              ---------          -------          ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................      (244,286)          (8,135)          (431,683)
  Change in unrealized
   appreciation
   (depreciation)........     1,512,251          151,238          1,229,845
  Capital gain
   distributions.........            --               --                 --
                              ---------          -------          ---------
Net realized and
  unrealized gain (loss)
  on investments.........     1,267,965          143,103            798,162
                              ---------          -------          ---------
Increase (decrease) in
  net assets from
  operations.............     1,219,712          137,894            897,240
                              =========          =======          =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                                               (CONTINUED)
                          ----------------------------------------------------

                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                            INTERNATIONAL       LARGE CAP         SMALL CAP
                                VALUE            GROWTH            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- -----------------

                          -----------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............    $   101,376              --                --
  Mortality and
   expense risk and
   administrative
   charges (note 4)......        147,998          19,164             2,742
                             -----------         -------           -------
Net investment income
  (expense)..............        (46,622)        (19,164)           (2,742)
                             -----------         -------           -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     (1,421,739)        (60,376)          (10,640)
  Change in unrealized
   appreciation
   (depreciation)........      4,090,336         451,631            75,434
  Capital gain
   distributions.........             --              --                --
                             -----------         -------           -------
Net realized and
  unrealized gain (loss)
  on investments.........      2,668,597         391,255            64,794
                             -----------         -------           -------
Increase (decrease) in
  net assets from
  operations.............    $ 2,621,975         372,091            62,052
                             ===========         =======           =======

                           AMERICAN CENTURY
                               VARIABLE                                                     BLACKROCK VARIABLE
                          PORTFOLIOS II, INC. AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.    SERIES FUNDS, INC.
                          ------------------- ----------------------------------------   ------------------------
                                                                                                       BLACKROCK
                                                                                          BLACKROCK      GLOBAL
                             VP INFLATION     VP INCOME       VP          VP      VP     BASIC VALUE   ALLOCATION
                              PROTECTION      & GROWTH   INTERNATIONAL ULTRA(R)  VALUE   V.I. FUND -- V.I. FUND --
                                FUND --        FUND --      FUND --    FUND --  FUND --   CLASS III    CLASS III
                               CLASS II        CLASS I      CLASS I    CLASS I  CLASS I     SHARES       SHARES
                          ------------------- ---------  ------------- -------- -------  ------------ ------------
                             YEAR ENDED DECEMBER 31, 2009
                          ---------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............        300,639        26,710       36,845      1,114   55,466     13,800      1,292,111
  Mortality and
   expense risk and
   administrative
   charges (note 4)......        283,813         8,846       31,350      5,761   15,487      9,175      1,165,160
                               ---------       -------      -------    -------  -------    -------     ----------
Net investment income
  (expense)..............         16,826        17,864        5,495     (4,647)  39,979      4,625        126,951
                               ---------       -------      -------    -------  -------    -------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................        341,379       (17,874)       5,021    (37,407) (80,949)   (27,485)    (1,266,465)
  Change in unrealized
   appreciation
   (depreciation)........        936,734        88,366      475,797    147,564  216,844    181,826     12,260,985
  Capital gain
   distributions.........             --            --           --         --       --         --             --
                               ---------       -------      -------    -------  -------    -------     ----------
Net realized and
  unrealized gain (loss)
  on investments.........      1,278,113        70,492      480,818    110,157  135,895    154,341     10,994,520
                               ---------       -------      -------    -------  -------    -------     ----------
Increase (decrease) in
  net assets from
  operations.............      1,294,939        88,356      486,313    105,510  175,874    158,966     11,121,471
                               =========       =======      =======    =======  =======    =======     ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              BLACKROCK VARIABLE         COLUMBIA FUNDS
                              SERIES FUNDS, INC.       VARIABLE INSURANCE
                                 (CONTINUED)                 TRUST I            DWS VARIABLE SERIES II
                          -------------------------  ----------------------  ----------------------------  ------------

                                                                 COLUMBIA      DWS                           DREYFUS
                                                     COLUMBIA     MARSICO    DREMAN                         INVESTMENT
                           BLACKROCK     BLACKROCK    MARSICO  INTERNATIONAL  SMALL      DWS                PORTFOLIOS
                           LARGE CAP       VALUE      GROWTH   OPPORTUNITIES MID CAP  STRATEGIC    DWS        MIDCAP
                             GROWTH    OPPORTUNITIES   FUND,       FUND,      VALUE     VALUE   TECHNOLOGY    STOCK
                          V.I. FUND -- V.I. FUND --  VARIABLE    VARIABLE    VIP --    VIP --     VIP --   PORTFOLIO --
                           CLASS III     CLASS III   SERIES --   SERIES --   CLASS B   CLASS B   CLASS B     INITIAL
                             SHARES       SHARES      CLASS A     CLASS B    SHARES    SHARES     SHARES      SHARES
                          ------------ ------------- --------- ------------- -------  --------- ---------- ------------
                                                                      YEAR ENDED DECEMBER 31, 2009
                          ---------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   $   805         2,394      22,610      133,317    10,901    18,024        --       1,755
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     3,598         5,192      45,519      115,648    10,665     6,508     2,172       1,756
                            -------       -------    --------    ---------   -------   -------    ------     -------
Net investment income
  (expense)..............    (2,793)       (2,798)    (22,909)      17,669       236    11,516    (2,172)         (1)
                            -------       -------    --------    ---------   -------   -------    ------     -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    (5,616)      (65,084)   (229,412)    (886,288)  (61,302)  (77,983)   (2,342)    (20,570)
  Change in unrealized
   appreciation
   (depreciation)........    60,790       160,006     903,407    3,065,157   237,602   161,814    67,235      54,623
  Capital gain
   distributions.........        --            --          --           --        --        --        --          --
                            -------       -------    --------    ---------   -------   -------    ------     -------
Net realized and
  unrealized gain (loss)
  on investments.........    55,174        94,922     673,995    2,178,869   176,300    83,831    64,893      34,053
                            -------       -------    --------    ---------   -------   -------    ------     -------
Increase (decrease) in
  net assets from
  operations.............   $52,381        92,124     651,086    2,196,538   176,536    95,347    62,721      34,052
                            =======       =======    ========    =========   =======   =======    ======     =======


                            DREYFUS
                          ----------------------
                                         THE
                                       DREYFUS
                           DREYFUS    SOCIALLY
                           VARIABLE  RESPONSIBLE
                          INVESTMENT   GROWTH
                           FUND --      FUND,
                            MONEY      INC. --
                            MARKET     INITIAL
                          PORTFOLIO    SHARES
                          ---------- -----------

                          ----------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............    3,751      2,435
  Mortality and expense
   risk and
   administrative
   charges (note 4)......   29,288      3,891
                           -------     ------
Net investment income
  (expense)..............  (25,537)    (1,456)
                           -------     ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................      (34)        31
  Change in unrealized
   appreciation
   (depreciation)........       (2)    73,418
  Capital gain
   distributions.........       --         --
                           -------     ------
Net realized and
  unrealized gain (loss)
  on investments.........      (36)    73,449
                           -------     ------
Increase (decrease) in
  net assets from
  operations.............  (25,573)    71,993
                           =======     ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               EATON VANCE      EVERGREEN VARIABLE
                             VARIABLE TRUST       ANNUITY TRUST                  FEDERATED INSURANCE SERIES
                          --------------------  ------------------ ------------------------------------------------------
                                                                             FEDERATED   FEDERATED   FEDERATED
                              VT         VT                                    CLOVER      HIGH        HIGH     FEDERATED
                          FLOATING -- WORLDWIDE     EVERGREEN      FEDERATED   VALUE    INCOME BOND INCOME BOND  KAUFMANN
                             RATE      HEALTH        VA OMEGA       CAPITAL  FUND II -- FUND II --  FUND II --  FUND II --
                            INCOME    SCIENCES       FUND --        INCOME    PRIMARY     PRIMARY     SERVICE    SERVICE
                             FUND       FUND         CLASS 2        FUND II    SHARES     SHARES      SHARES      SHARES
                          ----------- --------- ------------------ --------- ---------- ----------- ----------- ----------
                                                                         YEAR ENDED DECEMBER 31, 2009
                          ------------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $  515,261    27,279           783          8,295     3,134      16,186      484,989         --
  Mortality and expense
   risk and
   administrative
   charges (note 4)......    176,930    17,558         1,410          1,743     1,457       1,808       68,388     90,688
                          ----------   -------        ------        -------   -------     -------    ---------  ---------
Net investment income
  (expense)..............    338,331     9,721          (627)         6,552     1,677      14,378      416,601    (90,688)
                          ----------   -------        ------        -------   -------     -------    ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (324,709)  (81,826)        1,383        (13,085)  (46,830)    (14,990)    (235,533)   (44,043)
  Change in unrealized
   appreciation
   (depreciation)........  3,550,755    81,301        31,387         35,210    55,082      51,853    1,617,535  1,497,926
  Capital gain
   distributions.........         --    75,029            --             --        --          --           --         --
                          ----------   -------        ------        -------   -------     -------    ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments.........  3,226,046    74,504        32,770         22,125     8,252      36,863    1,382,002  1,453,883
                          ----------   -------        ------        -------   -------     -------    ---------  ---------
Increase (decrease) in
  net assets from
  operations............. $3,564,377    84,225        32,143         28,677     9,929      51,241    1,798,603  1,363,195
                          ==========   =======        ======        =======   =======     =======    =========  =========

                            FIDELITY(R) VARIABLE
                           INSURANCE PRODUCTS FUND
                          ------------------------

                           VIP ASSET    VIP ASSET
                          MANAGER/SM/  MANAGER/SM/
                          PORTFOLIO -- PORTFOLIO --
                            INITIAL      SERVICE
                             CLASS       CLASS 2
                          ------------ ------------

                          -------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     3,786       19,278
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     2,212       14,436
                            -------      -------
Net investment income
  (expense)..............     1,574        4,842
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (17,665)     (77,341)
  Change in unrealized
   appreciation
   (depreciation)........    52,530      268,806
  Capital gain
   distributions.........        --           --
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    34,865      191,465
                            -------      -------
Increase (decrease) in
  net assets from
  operations.............    36,439      196,307
                            =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                          --------------------------


                              VIP           VIP
                            BALANCED   CONTRAFUND(R)
                          PORTFOLIO -- PORTFOLIO --
                            SERVICE       INITIAL
                            CLASS 2        CLASS
                          ------------ -------------

                          --------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  $  239,121      14,088
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     209,737      14,964
                           ----------    --------
Net investment income
  (expense)..............      29,384        (876)
                           ----------    --------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    (520,212)   (118,892)
  Change in unrealized
   appreciation
   (depreciation)........   4,037,496     437,634
  Capital gain
   distributions.........          --          --
                           ----------    --------
Net realized and
  unrealized gain (loss)
  on investments.........   3,517,284     318,742
                           ----------    --------
Increase (decrease) in
  net assets from
  operations.............  $3,546,668     317,866
                           ==========    ========

                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ---------------------------------------------------------------------------------------------------------
                                            VIP
                                          DYNAMIC        VIP          VIP          VIP          VIP           VIP
                               VIP        CAPITAL      EQUITY-      EQUITY-      GROWTH &     GROWTH &      GROWTH
                          CONTRAFUND(R) APPRECIATION    INCOME       INCOME       INCOME       INCOME    OPPORTUNITIES
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                             SERVICE      SERVICE      INITIAL      SERVICE      INITIAL      SERVICE       INITIAL
                             CLASS 2      CLASS 2       CLASS       CLASS 2       CLASS       CLASS 2        CLASS
                          ------------- ------------ ------------ ------------ ------------ ------------ -------------
                                                    YEAR ENDED DECEMBER 31, 2009
                          ---------------------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     227,731          41       13,263       105,642       2,287        12,258          610
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     278,567       3,636        8,252        83,525       2,905        21,725        1,824
                           ----------      ------      -------     ---------      ------      --------      -------
Net investment income
  (expense)..............     (50,836)     (3,595)       5,011        22,117        (618)       (9,467)      (1,214)
                           ----------      ------      -------     ---------      ------      --------      -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................  (1,633,292)     (4,361)     (65,281)     (654,054)     (7,338)     (146,853)     (11,809)
  Change in unrealized
   appreciation
   (depreciation)........   7,088,640      80,057      205,639     1,955,445      56,453       470,726       60,048
  Capital gain
   distributions.........          --          --           --            --          --            --           --
                           ----------      ------      -------     ---------      ------      --------      -------
Net realized and
  unrealized gain (loss)
  on investments.........   5,455,348      75,696      140,358     1,301,391      49,115       323,873       48,239
                           ----------      ------      -------     ---------      ------      --------      -------
Increase (decrease) in
  net assets from
  operations.............   5,404,512      72,101      145,369     1,323,508      48,497       314,406       47,025
                           ==========      ======      =======     =========      ======      ========      =======

                          ------------


                              VIP
                             GROWTH
                          PORTFOLIO --
                            INITIAL
                             CLASS
                          ------------

                          ------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     2,247
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     5,847
                            -------
Net investment income
  (expense)..............    (3,600)
                            -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (23,012)
  Change in unrealized
   appreciation
   (depreciation)........   127,576
  Capital gain
   distributions.........        --
                            -------
Net realized and
  unrealized gain (loss)
  on investments.........   104,564
                            -------
Increase (decrease) in
  net assets from
  operations.............   100,964
                            =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           FIDELITY(R) VARIABLE INSURANCE
                                             PRODUCTS FUND (CONTINUED)
                          ---------------------------------------------------
                                           VIP
                                        INVESTMENT
                              VIP         GRADE         VIP          VIP
                             GROWTH        BOND       MID CAP      OVERSEAS
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            SERVICE      SERVICE      SERVICE      INITIAL
                            CLASS 2      CLASS 2      CLASS 2       CLASS
                          ------------ ------------ ------------ ------------

                          ---------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  $   3,568      82,503        79,878       4,292
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     19,662      13,681       122,379       2,649
                           ---------      ------     ---------     -------
Net investment income
  (expense)..............    (16,094)     68,822       (42,501)      1,643
                           ---------      ------     ---------     -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (110,847)     10,928      (564,325)    (23,957)
  Change in unrealized
   appreciation
   (depreciation)........    424,578      20,096     3,180,334      63,826
  Capital gain
   distributions.........         --          --            --          --
                           ---------      ------     ---------     -------
Net realized and
  unrealized gain (loss)
  on investments.........    313,731      31,024     2,616,009      39,869
                           ---------      ------     ---------     -------
Increase (decrease) in
  net assets from
  operations.............  $ 297,637      99,846     2,573,508      41,512
                           =========      ======     =========     =======

                                                                FRANKLIN TEMPLETON VARIABLE
                                                                 INSURANCE PRODUCTS TRUST
                          ------------ ----------------------------------------------------------------------------

                              VIP                         FRANKLIN        FRANKLIN
                             VALUE                       LARGE CAP     TEMPLETON VIP                    TEMPLETON
                           STRATEGIES  FRANKLIN INCOME     GROWTH         FOUNDING     MUTUAL SHARES     FOREIGN
                          PORTFOLIO --   SECURITIES      SECURITIES   FUNDS ALLOCATION   SECURITIES     SECURITIES
                            SERVICE        FUND --        FUND --         FUND --         FUND --        FUND --
                            CLASS 2    CLASS 2 SHARES  CLASS 2 SHARES  CLASS 2 SHARES  CLASS 2 SHARES CLASS 1 SHARES
                          ------------ --------------- -------------- ---------------- -------------- --------------
                                YEAR ENDED DECEMBER 31, 2009
                          ------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............       917       7,551,332         4,940          427,595         214,532         1,409
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     3,910       1,789,068         5,761          285,355         188,023           551
                            -------      ----------       -------        ---------       ---------        ------
Net investment income
  (expense)..............    (2,993)      5,762,264          (821)         142,240          26,509           858
                            -------      ----------       -------        ---------       ---------        ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (26,672)     (5,764,867)      (14,968)        (711,411)         (9,181)       (1,551)
  Change in unrealized
   appreciation
   (depreciation)........   149,150      26,673,918       105,628        4,862,233       2,523,882        11,461
  Capital gain
   distributions.........        --              --            --               --              --         1,577
                            -------      ----------       -------        ---------       ---------        ------
Net realized and
  unrealized gain (loss)
  on investments.........   122,478      20,909,051        90,660        4,150,822       2,514,701        11,487
                            -------      ----------       -------        ---------       ---------        ------
Increase (decrease) in
  net assets from
  operations.............   119,485      26,671,315        89,839        4,293,062       2,541,210        12,345
                            =======      ==========       =======        =========       =========        ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                   FRANKLIN TEMPLETON VARIABLE
                              INSURANCE PRODUCTS TRUST (CONTINUED)                                GE INVESTMENTS FUNDS, INC.
                   ----------------------------------------------------------  ---------------------------------------------

                     TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON    CORE VALUE           INTERNATIONAL  MID-CAP
                      FOREIGN      GLOBAL ASSET   GLOBAL BOND       GROWTH       EQUITY    INCOME      EQUITY      EQUITY
                     SECURITIES     ALLOCATION     SECURITIES     SECURITIES    FUND --    FUND --     FUND --     FUND --
                      FUND --        FUND --        FUND --        FUND --      CLASS 1    CLASS 1     CLASS 1     CLASS 1
                   CLASS 2 SHARES CLASS 2 SHARES CLASS 1 SHARES CLASS 2 SHARES   SHARES    SHARES      SHARES      SHARES
                   -------------- -------------- -------------- -------------- ---------- --------  ------------- ---------
                                                                   YEAR ENDED DECEMBER 31, 2009
                   ---------------------------------------------------------------------------------------------------------
Investment
  income and
  expense:
  Income --
   Ordinary
   dividends......   $  108,850       43,506          6,741         76,183       16,572     91,843       1,570        6,093
  Mortality
   and
   expense risk
   and
   administrative
   charges
   (note 4).......       55,820        7,139            620         41,954       20,844     36,122       1,300       38,451
                     ----------      -------         ------        -------      -------   --------     -------    ---------
Net investment
  income
  (expense).......       53,030       36,367          6,121         34,229       (4,272)    55,721         270      (32,358)
                     ----------      -------         ------        -------      -------   --------     -------    ---------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments:
  Net realized
   gain (loss)....      (73,695)     (76,277)         2,427        (10,145)     (68,180)  (143,991)    (75,008)    (174,241)
  Change in
   unrealized
   appreciation
   (depreciation).      887,202      118,316         (1,365)       649,394      355,044    220,054      94,609    1,033,301
  Capital gain
   distributions..      134,284        7,003             --             --           --         --          --           --
                     ----------      -------         ------        -------      -------   --------     -------    ---------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments.....      947,791       49,042          1,062        639,249      286,864     76,063      19,601      859,060
                     ----------      -------         ------        -------      -------   --------     -------    ---------
Increase
  (decrease)
  in net
  assets from
  operations......   $1,000,821       85,409          7,183        673,478      282,592    131,784      19,871      826,702
                     ==========      =======         ======        =======      =======   ========     =======    =========


                   ------------------
                             PREMIER
                             GROWTH
                             EQUITY
                    MONEY    FUND --
                    MARKET   CLASS 1
                     FUND    SHARES
                   --------  -------

                   ------------------
Investment
  income and
  expense:
  Income --
   Ordinary
   dividends......   79,231    3,407
  Mortality
   and
   expense risk
   and
   administrative
   charges
   (note 4).......  445,105   15,001
                   --------  -------
Net investment
  income
  (expense)....... (365,874) (11,594)
                   --------  -------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments:
  Net realized
   gain (loss)....       (1) (35,694)
  Change in
   unrealized
   appreciation
   (depreciation).        1  346,253
  Capital gain
   distributions..       --       --
                   --------  -------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments.....       --  310,559
                   --------  -------
Increase
  (decrease)
  in net
  assets from
  operations...... (365,874) 298,965
                   ========  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                          GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          ----------------------------------------------------------------------



                          REAL ESTATE            SMALL-CAP
                          SECURITIES              EQUITY    TOTAL RETURN TOTAL RETURN U.S. EQUITY
                            FUND --               FUND --     FUND --      FUND --      FUND --
                            CLASS 1   S&P 500(R)  CLASS 1     CLASS 1      CLASS 3      CLASS 1
                            SHARES    INDEX FUND  SHARES       SHARES       SHARES      SHARES
                          ----------- ---------- ---------  ------------ ------------ -----------
                                                                  YEAR ENDED DECEMBER 31, 2009
                          -----------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $  194,041    323,130         --      244,280    1,572,274     12,385
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     60,454    222,528     38,557      267,615    2,107,147     16,200
                          ----------  ---------  ---------   ----------   ----------    -------
Net investment income
  (expense)..............    133,587    100,602    (38,557)     (23,335)    (534,873)    (3,815)
                          ----------  ---------  ---------   ----------   ----------    -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (444,642)  (826,939)  (384,900)  (1,750,219)  (3,737,089)   (40,085)
  Change in unrealized
   appreciation
   (depreciation)........  1,652,040  4,042,296  1,076,502    4,408,026   22,509,579    320,005
  Capital gain
   distributions.........         --         --         --           --           --         --
                          ----------  ---------  ---------   ----------   ----------    -------
Net realized and
  unrealized gain (loss)
  on investments.........  1,207,398  3,215,357    691,602    2,657,807   18,772,490    279,920
                          ----------  ---------  ---------   ----------   ----------    -------
Increase (decrease) in
  net assets from
  operations............. $1,340,985  3,315,959    653,045    2,634,472   18,237,617    276,105
                          ==========  =========  =========   ==========   ==========    =======

                            GENWORTH VARIABLE INSURANCE TRUST
                          ------------------------------------
                                                     GENWORTH
                                   GENWORTH            EATON
                          GENWORTH COLUMBIA GENWORTH   VANCE
                          CALAMOS  MID CAP  DAVIS NY LARGE CAP
                           GROWTH   VALUE   VENTURE    VALUE
                          FUND --  FUND --  FUND --   FUND --
                          SERVICE  SERVICE  SERVICE   SERVICE
                           SHARES   SHARES   SHARES   SHARES
                          -------- -------- -------- ---------

                          -------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............      --   26,012      929    116,564
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     506   53,403    4,291    145,277
                           ------  -------   ------  ---------
Net investment income
  (expense)..............    (506) (27,391)  (3,362)   (28,713)
                           ------  -------   ------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   1,438  149,630   22,495    194,706
  Change in unrealized
   appreciation
   (depreciation)........  13,284  779,048   59,657  1,249,660
  Capital gain
   distributions.........      --       --       --         --
                           ------  -------   ------  ---------
Net realized and
  unrealized gain (loss)
  on investments.........  14,722  928,678   82,152  1,444,366
                           ------  -------   ------  ---------
Increase (decrease) in
  net assets from
  operations.............  14,216  901,287   78,790  1,415,653
                           ======  =======   ======  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                                GOLDMAN SACHS VARIABLE
                                     GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)                  INSURANCE TRUST
                          ------------------------------------------------------------------  --------------------------
                            GENWORTH                                GENWORTH
                          GOLDMAN SACHS    GENWORTH                  PUTNAM
                            ENHANCED      LEGG MASON    GENWORTH  INTERNATIONAL   GENWORTH
                            CORE BOND    CLEARBRIDGE     PIMCO       CAPITAL      THORNBURG
                              INDEX       AGGRESSIVE   STOCKSPLUS OPPORTUNITIES INTERNATIONAL GOLDMAN SACHS GOLDMAN SACHS
                             FUND --    GROWTH FUND --  FUND --      FUND --    VALUE FUND --  GROWTH AND      MID CAP
                             SERVICE       SERVICE      SERVICE      SERVICE       SERVICE       INCOME         VALUE
                             SHARES         SHARES       SHARES      SHARES        SHARES         FUND          FUND
                          ------------- -------------- ---------- ------------- ------------- ------------- -------------


                                                           YEAR ENDED DECEMBER 31, 2009
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   $ 525,342         2,286    1,428,143      468,997           --        1,465         12,628
  Mortality and
   expense risk and
   administrative
   charges (note 4)......     142,687       167,182      228,753       60,484       54,725        1,137         11,508
                            ---------     ---------    ---------    ---------      -------       ------        -------
Net investment income
  (expense)..............     382,655      (164,896)   1,199,390      408,513      (54,725)         328          1,120
                            ---------     ---------    ---------    ---------      -------       ------        -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     228,526       701,511      741,647      506,605      223,106       (1,050)       (83,375)
  Change in unrealized
   appreciation
   (depreciation)........    (119,382)    2,272,971    2,167,939      604,271      673,548       14,081        297,803
  Capital gain
   distributions.........       5,377            --      870,484        1,187           --           --             --
                            ---------     ---------    ---------    ---------      -------       ------        -------
Net realized and
  unrealized gain (loss)
  on investments.........     114,521     2,974,482    3,780,070    1,112,063      896,654       13,031        214,428
                            ---------     ---------    ---------    ---------      -------       ------        -------
Increase (decrease) in
  net assets from
  operations.............   $ 497,176     2,809,586    4,979,460    1,520,576      841,929       13,359        215,548
                            =========     =========    =========    =========      =======       ======        =======

                             J.P. MORGAN SERIES TRUST II
                          --------------------------------




                                      JPMORGAN    JPMORGAN
                          JPMORGAN  INTERNATIONAL  MID CAP
                            BOND       EQUITY       VALUE
                          PORTFOLIO   PORTFOLIO   PORTFOLIO
                          --------- ------------- ---------
                                     PERIOD FROM
                                    JANUARY 1 TO
                                   APRIL 27, 2009
                          --------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   88,799       6,276      37,035
  Mortality and
   expense risk and
   administrative
   charges (note 4)......    6,193         622       6,923
                          --------    --------    --------
Net investment income
  (expense)..............   82,606       5,654      30,112
                          --------    --------    --------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................ (465,218)   (106,292)   (637,953)
  Change in unrealized
   appreciation
   (depreciation)........  357,768      88,078     556,180
  Capital gain
   distributions.........       --       6,134       3,353
                          --------    --------    --------
Net realized and
  unrealized gain (loss)
  on investments......... (107,450)    (12,080)    (78,420)
                          --------    --------    --------
Increase (decrease) in
  net assets from
  operations.............  (24,844)     (6,426)    (48,308)
                          ========    ========    ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          J.P. MORGAN SERIES TRUST II
                               (CONTINUED)
                          --------------------------



                                         JPMORGAN
                          JPMORGAN         U.S.
                            SMALL        LARGE CAP
                           COMPANY      CORE EQUITY
                          PORTFOLIO      PORTFOLIO
                          ---------     -----------
                               PERIOD FROM
                               JANUARY 1 TO
                              APRIL 27, 2009
                          --------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $   1,196         2,217
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     1,015           430
                           ---------      -------
Net investment income
  (expense)..............       181         1,787
                           ---------      -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................  (135,449)      (27,159)
  Change in unrealized
   appreciation
   (depreciation)........   116,607        23,552
  Capital gain
   distributions.........     3,638            --
                           ---------      -------
Net realized and
  unrealized gain (loss)
  on investments.........   (15,204)       (3,607)
                           ---------      -------
Increase (decrease) in
  net assets from
  operations............. $ (15,023)       (1,820)
                           =========      =======

                                                                     JPMORGAN INSURANCE TRUST
                          ------------------------------------------------------------------------------------
                                                      JPMORGAN
                                                     INSURANCE                   JPMORGAN
                            JPMORGAN     JPMORGAN      TRUST       JPMORGAN     INSURANCE        JPMORGAN
                           INSURANCE    INSURANCE   DIVERSIFIED   INSURANCE       TRUST          INSURANCE
                             TRUST        TRUST       MID CAP       TRUST       GOVERNMENT         TRUST
                            BALANCED    CORE BOND      GROWTH    EQUITY INDEX      BOND        INTERNATIONAL
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --       EQUITY
                            CLASS 1      CLASS 1      CLASS 1      CLASS 1       CLASS 1         PORTFOLIO
                          ------------ ------------ ------------ ------------ -------------- -----------------
                                                                               PERIOD FROM      PERIOD FROM
                                                                               JANUARY 1 TO     APRIL 27 TO
                                     YEAR ENDED DECEMBER 31, 2009             APRIL 27, 2009 DECEMBER 31, 2009
                          --------------------------------------------------- -------------- -----------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............       602      137,078           --       16,136        72,076           2,224
  Mortality and expense
   risk and
   administrative
   charges (note 4)......       354       57,407        6,502       11,994         5,557           1,648
                             ------      -------      -------      -------       -------          ------
Net investment income
  (expense)..............       248       79,671       (6,502)       4,142        66,519             576
                             ------      -------      -------      -------       -------          ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    (4,629)     (20,379)      55,068       23,195       (26,801)         14,924
  Change in unrealized
   appreciation
   (depreciation)........     8,189      186,675       73,882      121,403       (58,015)         31,638
  Capital gain
   distributions.........        --           --           --           --        16,562              --
                             ------      -------      -------      -------       -------          ------
Net realized and
  unrealized gain (loss)
  on investments.........     3,560      166,296      128,950      144,598       (68,254)         46,562
                             ------      -------      -------      -------       -------          ------
Increase (decrease) in
  net assets from
  operations.............     3,808      245,967      122,448      148,740        (1,735)         47,138
                             ======      =======      =======      =======       =======          ======


                          -------------------------

                            JPMORGAN     JPMORGAN
                           INSURANCE    INSURANCE
                             TRUST        TRUST
                            INTREPID     INTREPID
                             GROWTH      MID CAP
                          PORTFOLIO -- PORTFOLIO --
                            CLASS 1      CLASS 1
                          ------------ ------------

                                 YEAR ENDED
                              DECEMBER 31, 2009
                          ------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     5,975        5,635
  Mortality and expense
   risk and
   administrative
   charges (note 4)......    14,478        6,660
                            -------      -------
Net investment income
  (expense)..............    (8,503)      (1,025)
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    44,581        8,814
  Change in unrealized
   appreciation
   (depreciation)........   184,598      103,344
  Capital gain
   distributions.........        --           --
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........   229,179      112,158
                            -------      -------
Increase (decrease) in
  net assets from
  operations.............   220,676      111,133
                            =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           JPMORGAN INSURANCE TRUST (CONTINUED)
                          -------------------------------------- --------------------------
                                         JPMORGAN
                            JPMORGAN    INSURANCE     JPMORGAN
                           INSURANCE      TRUST      INSURANCE
                           TRUST MID    SMALL CAP    TRUST U.S.    BALANCED      BALANCED
                           CAP VALUE       CORE        EQUITY    PORTFOLIO --  PORTFOLIO --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL   SERVICE
                            CLASS 1      CLASS 1      CLASS 1       SHARES        SHARES
                          ------------ ------------ ------------ ------------- ------------
                                 PERIOD FROM
                                 APRIL 27 TO
                              DECEMBER 31, 2009
                          ------------------------  ---------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   $     --         589       24,073        50,815       303,612
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     18,285       2,664       17,613        23,990       194,331
                            --------      ------      -------       -------     ---------
Net investment income
  (expense)..............    (18,285)     (2,075)       6,460        26,825       109,281
                            --------      ------      -------       -------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     70,952       8,212       28,702        (8,280)     (103,920)
  Change in unrealized
   appreciation
   (depreciation)........    372,525      55,022      246,296       286,256     1,884,046
  Capital gain
   distributions.........         --          --           --        64,923       381,564
                            --------      ------      -------       -------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........    443,477      63,234      274,998       342,899     2,161,690
                            --------      ------      -------       -------     ---------
Increase (decrease) in
  net assets from
  operations.............   $425,192      61,159      281,458       369,724     2,270,971
                            ========      ======      =======       =======     =========

                                      JANUS ASPEN SERIES
                          -------------------------------------------------------------------


                                                       FLEXIBLE
                           ENTERPRISE    ENTERPRISE      BOND          FORTY        FORTY
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE
                             SHARES        SHARES       SHARES        SHARES        SHARES
                          ------------- ------------ ------------- ------------- ------------


                          YEAR ENDED DECEMBER 31, 2009
                          -------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............         --           --        5,796            526         1,470
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     13,453        1,893        1,999         19,283       194,441
                             -------       ------       ------        -------     ---------
Net investment income
  (expense)..............    (13,453)      (1,893)       3,797        (18,757)     (192,971)
                             -------       ------       ------        -------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    (79,424)       3,982        1,084        (11,059)     (405,298)
  Change in unrealized
   appreciation
   (depreciation)........    441,998       41,885       10,551        527,270     4,628,526
  Capital gain
   distributions.........         --           --          117             --            --
                             -------       ------       ------        -------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........    362,574       45,867       11,752        516,211     4,223,228
                             -------       ------       ------        -------     ---------
Increase (decrease) in
  net assets from
  operations.............    349,121       43,974       15,549        497,454     4,030,257
                             =======       ======       ======        =======     =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                                                                JANUS ASPEN SERIES (CONTINUED)
                          ---------------------------------------------------------------------------------------------



                          GLOBAL LIFE     GLOBAL
                            SCIENCES    TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS     WORLDWIDE
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                            SERVICE      SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL
                             SHARES       SHARES       SHARES        SHARES       SHARES        SHARES       SHARES
                          ------------ ------------ ------------- ------------ ------------- ------------ -------------
                                                                              YEAR ENDED DECEMBER 31, 2009
                          ---------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   $    --          --          3,178          445         4,194        3,001         9,775
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     1,081         218          8,214        1,668        10,631       11,550         9,792
                            -------       -----        -------       ------       -------      -------       -------
Net investment income
  (expense)..............    (1,081)       (218)        (5,036)      (1,223)       (6,437)      (8,549)          (17)
                            -------       -----        -------       ------       -------      -------       -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     9,098         481        (54,705)      (1,249)      (19,860)      24,731       (91,541)
  Change in unrealized
   appreciation
   (depreciation)........     5,625       5,815        235,306       34,461       424,389      374,442       305,546
  Capital gain
   distributions.........     1,235          --             --           --        20,647       21,225            --
                            -------       -----        -------       ------       -------      -------       -------
Net realized and
  unrealized gain (loss)
  on investments.........    15,958       6,296        180,601       33,212       425,176      420,398       214,005
                            -------       -----        -------       ------       -------      -------       -------
Increase (decrease) in
  net assets from
  operations.............   $14,877       6,078        175,565       31,989       418,739      411,849       213,988
                            =======       =====        =======       ======       =======      =======       =======

                                          LEGG MASON PARTNERS
                                         VARIABLE EQUITY TRUST
                          ------------ ------------------------
                                                     LEGG MASON
                                        LEGG MASON  CLEARBRIDGE
                                       CLEARBRIDGE    VARIABLE
                                         VARIABLE      EQUITY
                           WORLDWIDE    AGGRESSIVE     INCOME
                          PORTFOLIO --    GROWTH      BUILDER
                            SERVICE    PORTFOLIO -- PORTFOLIO --
                             SHARES      CLASS II     CLASS I
                          ------------ ------------ ------------

                          --------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     3,236            --       1,804
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     3,989         9,116         766
                             ------      --------      ------
Net investment income
  (expense)..............      (753)       (9,116)      1,038
                             ------      --------      ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    (8,156)     (119,045)     (3,657)
  Change in unrealized
   appreciation
   (depreciation)........    87,190       284,409      13,256
  Capital gain
   distributions.........        --            --          --
                             ------      --------      ------
Net realized and
  unrealized gain (loss)
  on investments.........    79,034       165,364       9,599
                             ------      --------      ------
Increase (decrease) in
  net assets from
  operations.............    78,281       156,248      10,637
                             ======      ========      ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                          LEGG MASON PARTNERS
                                   VARIABLE EQUITY TRUST (CONTINUED)                        MFS(R) VARIABLE INSURANCE TRUST
                          --------------------------------------------------  --------------------------------------------------
                           LEGG MASON                             LEGG MASON   MFS(R)
                          CLEARBRIDGE   LEGG MASON                 WESTERN    INVESTORS  MFS(R)    MFS(R)    MFS(R)    MFS(R)
                            VARIABLE   CLEARBRIDGE   LEGG MASON     ASSET      GROWTH   INVESTORS    NEW    STRATEGIC   TOTAL
                             EQUITY      VARIABLE   CLEARBRIDGE    VARIABLE     STOCK     TRUST   DISCOVERY  INCOME    RETURN
                             INCOME    FUNDAMENTAL    VARIABLE    STRATEGIC   SERIES -- SERIES -- SERIES -- SERIES -- SERIES --
                            BUILDER       VALUE      INVESTORS       BOND      SERVICE   SERVICE   SERVICE   SERVICE   SERVICE
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --   CLASS     CLASS     CLASS     CLASS     CLASS
                            CLASS II     CLASS I      CLASS I      CLASS I     SHARES    SHARES    SHARES    SHARES    SHARES
                          ------------ ------------ ------------ ------------ --------- --------- --------- --------- ---------
                                                                    YEAR ENDED DECEMBER 31, 2009
                          ------------------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  $  17,759       4,676          687        3,109       5,549    19,524        --    83,698    353,909
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     11,263       5,627          521          817      19,545    22,011    10,605    14,406    213,415
                           ---------     -------       ------       ------     -------   -------   -------   -------  ---------
Net investment income
  (expense)..............      6,496        (951)         166        2,292     (13,996)   (2,487)  (10,605)   69,292    140,494
                           ---------     -------       ------       ------     -------   -------   -------   -------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (123,855)    (25,954)      (3,018)      (4,632)    (32,658)  (77,558)  (44,935)    8,862   (378,076)
  Change in unrealized
   appreciation
   (depreciation)........    224,787     117,458        9,904       12,448     442,091   392,266   380,385    90,304  1,985,925
  Capital gain
   distributions.........         --          --           --           44          --        --        --        --         --
                           ---------     -------       ------       ------     -------   -------   -------   -------  ---------
Net realized and
  unrealized gain (loss)
  on investments.........    100,932      91,504        6,886        7,860     409,433   314,708   335,450    99,166  1,607,849
                           ---------     -------       ------       ------     -------   -------   -------   -------  ---------
Increase (decrease) in
  net assets from
  operations.............  $ 107,428      90,553        7,052       10,152     395,437   312,221   324,845   168,458  1,748,343
                           =========     =======       ======       ======     =======   =======   =======   =======  =========


                          ---------


                           MFS(R)
                          UTILITIES
                          SERIES --
                           SERVICE
                            CLASS
                           SHARES
                          ---------

                          ---------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  132,162
  Mortality and expense
   risk and
   administrative
   charges (note 4)......   47,934
                          --------
Net investment income
  (expense)..............   84,228
                          --------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................ (191,507)
  Change in unrealized
   appreciation
   (depreciation)........  965,329
  Capital gain
   distributions.........       --
                          --------
Net realized and
  unrealized gain (loss)
  on investments.........  773,822
                          --------
Increase (decrease) in
  net assets from
  operations.............  858,050
                          ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                     OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          -------------------------------------------------------------------------------------------------
                                                  OPPENHEIMER  OPPENHEIMER              OPPENHEIMER
                          OPPENHEIMER OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL    OPPENHEIMER OPPENHEIMER
                           BALANCED    BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES  HIGH INCOME MAIN STREET
                          FUND/VA --  FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --
                          NON-SERVICE   SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE   NON-SERVICE   SERVICE
                            SHARES      SHARES       SHARES       SHARES      SHARES      SHARES      SHARES      SHARES
                          ----------- ----------- ------------ ------------ ----------- ----------- ----------- -----------
                                                                        YEAR ENDED DECEMBER 31, 2009
                          -------------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  $     --           --        780           190          --      207,462         --      248,293
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     3,684      109,903      3,431        43,435       5,396      178,345        620      265,082
                           --------    ---------     ------     ---------     -------    ---------    -------    ---------
Net investment income
  (expense)..............    (3,684)    (109,903)    (2,651)      (43,245)     (5,396)      29,117       (620)     (16,789)
                           --------    ---------     ------     ---------     -------    ---------    -------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (17,328)    (556,236)    (8,371)     (150,087)    (72,052)    (272,362)   (47,715)     202,313
  Change in unrealized
   appreciation
   (depreciation)........    69,176    1,702,449     98,611     1,167,277     101,743    3,532,281     57,391    3,653,894
  Capital gain
   distributions.........        --           --         --            --          --      230,060         --           --
                           --------    ---------     ------     ---------     -------    ---------    -------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........    51,848    1,146,213     90,240     1,017,190      29,691    3,489,979      9,676    3,856,207
                           --------    ---------     ------     ---------     -------    ---------    -------    ---------
Increase (decrease) in
  net assets from
  operations.............  $ 48,164    1,036,310     87,589       973,945      24,295    3,519,096      9,056    3,839,418
                           ========    =========     ======     =========     =======    =========    =======    =========

                          -----------------------
                          OPPENHEIMER
                          MAIN STREET OPPENHEIMER
                           SMALL CAP    MIDCAP
                          FUND/VA --  FUND/VA --
                            SERVICE   NON-SERVICE
                            SHARES      SHARES
                          ----------- -----------

                          -----------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     34,769         --
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     86,646      2,994
                           ---------    -------
Net investment income
  (expense)..............    (51,877)    (2,994)
                           ---------    -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (315,583)   (20,526)
  Change in unrealized
   appreciation
   (depreciation)........  2,076,614     82,324
  Capital gain
   distributions.........         --         --
                           ---------    -------
Net realized and
  unrealized gain (loss)
  on investments.........  1,761,031     61,798
                           ---------    -------
Increase (decrease) in
  net assets from
  operations.............  1,709,154     58,804
                           =========    =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          OPPENHEIMER
                           VARIABLE
                            ACCOUNT
                             FUNDS
                          (CONTINUED)                             PIMCO VARIABLE INSURANCE TRUST
                          ----------- ---------------------------------------------------------------------------------------
                                                    FOREIGN BOND
                          OPPENHEIMER  ALL ASSET     PORTFOLIO                   LONG-TERM U.S.
                            MIDCAP    PORTFOLIO --  (U.S. DOLLAR    HIGH YIELD     GOVERNMENT    LOW DURATION   TOTAL RETURN
                          FUND/VA --    ADVISOR      HEDGED) --    PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                            SERVICE      CLASS     ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE
                            SHARES       SHARES     CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES
                          ----------- ------------ -------------- -------------- -------------- -------------- --------------
                                                                                  YEAR ENDED DECEMBER 31, 2009
                          ---------------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   $    --      85,885        13,595         633,865         924,738     2,141,790      2,959,614
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     2,659      15,670         1,627         121,657         213,132       562,785        678,314
                            -------     -------        ------       ---------      ----------     ---------      ---------
Net investment income
  (expense)..............    (2,659)     70,215        11,968         512,208         711,606     1,579,005      2,281,300
                            -------     -------        ------       ---------      ----------     ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    (6,806)    (28,441)         (509)        (44,627)        221,598        56,051        313,650
  Change in unrealized
   appreciation
   (depreciation)........    56,395     137,462           892       1,912,368      (2,494,194)    1,016,659      1,519,641
  Capital gain
   distributions.........        --          --            --              --         429,595       744,143        799,610
                            -------     -------        ------       ---------      ----------     ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments.........    49,589     109,021           383       1,867,741      (1,843,001)    1,816,853      2,632,901
                            -------     -------        ------       ---------      ----------     ---------      ---------
Increase (decrease) in
  net assets from
  operations.............   $46,930     179,236        12,351       2,379,949      (1,131,395)    3,395,858      4,914,201
                            =======     =======        ======       =========      ==========     =========      =========



                              RYDEX
                          VARIABLE TRUST   THE ALGER PORTFOLIOS
                          -------------- ------------------------
                                            ALGER        ALGER
                                          LARGE CAP    SMALL CAP
                                            GROWTH       GROWTH
                                         PORTFOLIO -- PORTFOLIO --
                          NASDAQ-100(R)   CLASS I-2    CLASS I-2
                               FUND         SHARES       SHARES
                          -------------- ------------ ------------

                          ----------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............         --         1,148           --
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     11,058         2,485        2,984
                             -------        ------       ------
Net investment income
  (expense)..............    (11,058)       (1,337)      (2,984)
                             -------        ------       ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     (2,188)       (6,034)      (6,173)
  Change in unrealized
   appreciation
   (depreciation)........    288,335        74,592       86,633
  Capital gain
   distributions.........         --            --           --
                             -------        ------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    286,147        68,558       80,460
                             -------        ------       ------
Increase (decrease) in
  net assets from
  operations.............    275,089        67,221       77,476
                             =======        ======       ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                      THE
                                                                   UNIVERSAL
                                                                 INSTITUTIONAL      VAN KAMPEN LIFE
                                THE PRUDENTIAL SERIES FUND        FUNDS, INC.      INVESTMENT TRUST
                          -------------------------------------  ------------- ------------------------
                            JENNISON
                             20/20                    NATURAL     EQUITY AND     CAPITAL
                             FOCUS       JENNISON    RESOURCES      INCOME        GROWTH      COMSTOCK
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                            CLASS II     CLASS II     CLASS II     CLASS II      CLASS II     CLASS II
                             SHARES       SHARES       SHARES       SHARES        SHARES       SHARES
                          ------------ ------------ ------------ ------------- ------------ ------------
                                                   YEAR ENDED DECEMBER 31, 2009
                          -----------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   $     44         259       356,389       34,277           --       120,897
  Mortality and expense
   risk and
   administrative
   charges (note 4)......     18,790       1,372        56,335       25,890        4,982        43,449
                            --------      ------     ---------      -------      -------      --------
Net investment income
  (expense)..............    (18,746)     (1,113)      300,054        8,387       (4,982)       77,448
                            --------      ------     ---------      -------      -------      --------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    (53,721)       (245)     (686,800)     (18,864)     (17,866)     (312,926)
  Change in unrealized
   appreciation
   (depreciation)........    632,795      32,895     2,232,800      243,646      179,298       918,306
  Capital gain
   distributions.........         --          --            --           --           --            --
                            --------      ------     ---------      -------      -------      --------
Net realized and
  unrealized gain (loss)
  on investments.........    579,074      32,650     1,546,000      224,782      161,432       605,380
                            --------      ------     ---------      -------      -------      --------
Increase (decrease) in
  net assets from
  operations.............   $560,328      31,537     1,846,054      233,169      156,450       682,828
                            ========      ======     =========      =======      =======      ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                                                  AIM VARIABLE INSURANCE FUNDS
                                                        --------------------------------------------------------------

                                                            AIM V.I. BASIC      AIM V.I. CAPITAL      AIM V.I. CORE
                                                            VALUE FUND --      APPRECIATION FUND --   EQUITY FUND --
                                CONSOLIDATED TOTAL         SERIES II SHARES     SERIES I SHARES      SERIES I SHARES
                            --------------------------  ---------------------  -------------------  -----------------
                                                                      YEAR ENDED DECEMBER 31,
                            ------------------------------------------------------------------------------------------
                                2009          2008         2009       2008       2009      2008       2009     2008
                            ------------  ------------  ---------  ----------  -------   --------   -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $ 13,571,111    13,669,087     (4,249)     13,536   (3,353)    (9,596)    2,781     3,991
  Net realized gain
   (loss) on investments...  (26,459,593)  (76,246,648)  (185,578)    (81,872) (25,733)   (13,852)  (15,403)   (2,589)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  171,566,005  (238,906,622)   656,017  (1,399,813)  91,149   (311,833)  139,054  (246,261)
  Capital gain
   distribution............    3,817,791    19,381,090         --     297,470       --         --        --        --
                            ------------  ------------  ---------  ----------  -------   --------   -------  --------
     Increase (decrease)
       in net assets
       from operations.....  162,495,314  (282,103,093)   466,190  (1,170,679)  62,063   (335,281)  126,432  (244,859)
                            ------------  ------------  ---------  ----------  -------   --------   -------  --------
From capital
  transactions (note 4):
  Net premiums.............   80,041,081   279,869,757      4,922       2,365    1,966      7,282    93,924    76,080
  Death benefits...........   (9,713,013)  (13,088,300)        --      (2,972)  (5,302)        --    (9,779)   (3,016)
  Surrenders...............  (44,335,585)  (51,883,418)   (59,091)   (133,080) (43,449)  (120,780)  (86,341) (133,524)
  Administrative expenses..   (2,796,331)   (1,451,200)      (930)     (1,572)    (285)      (390)   (1,071)     (291)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    4,939,513   (10,359,088)   (66,735)     33,974    6,589    (68,917)    8,707   (56,764)
                            ------------  ------------  ---------  ----------  -------   --------   -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........   28,135,665   203,087,751   (121,834)   (101,285) (40,481)  (182,805)    5,440  (117,515)
                            ------------  ------------  ---------  ----------  -------   --------   -------  --------
Increase (decrease) in
  net assets...............  190,630,979   (79,015,342)   344,356  (1,271,964)  21,582   (518,086)  131,872  (362,374)
Net assets at beginning
  of year..................  700,096,528   779,111,870  1,041,057   2,313,021  367,030    885,116   517,231   879,605
                            ------------  ------------  ---------  ----------  -------   --------   -------  --------
Net assets at end of year.. $890,727,507   700,096,528  1,385,413   1,041,057  388,612    367,030   649,103   517,231
                            ============  ============  =========  ==========  =======   ========   =======  ========
Change in units (note 5):
  Units purchased..........                                13,649      24,629    1,906      6,208    15,150    11,870
  Units redeemed...........                               (25,411)    (32,255)  (8,328)   (26,869)  (14,424)  (21,408)
                                                        ---------  ----------  -------   --------   -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........                               (11,762)     (7,626)  (6,422)   (20,661)      726    (9,538)
                                                        =========  ==========  =======   ========   =======  ========

                            -------------------
                                 AIM V.I.
                                GLOBAL REAL
                              ESTATE FUND --
                             SERIES II SHARES
                            ------------------

                            -------------------
                              2009      2008
                            --------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   (8,491)   41,754
  Net realized gain
   (loss) on investments...  (33,165) (174,262)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  178,829  (157,184)
  Capital gain
   distribution............       --    56,352
                            --------  --------
     Increase (decrease)
       in net assets
       from operations.....  137,173  (233,340)
                            --------  --------
From capital
  transactions (note 4):
  Net premiums.............      134    61,354
  Death benefits...........       --      (427)
  Surrenders...............  (16,547)  (17,610)
  Administrative expenses..     (289)     (213)
  Transfers between
   subaccounts
   (including fixed
   account), net...........  (13,648)   67,012
                            --------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (30,350)  110,116
                            --------  --------
Increase (decrease) in
  net assets...............  106,823  (123,224)
Net assets at beginning
  of year..................  453,619   576,843
                            --------  --------
Net assets at end of year..  560,442   453,619
                            ========  ========
Change in units (note 5):
  Units purchased..........  372,478   153,405
  Units redeemed........... (376,119) (126,535)
                            --------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (3,641)   26,870
                            ========  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             AIM VARIABLE INSURANCE FUNDS (CONTINUED)
                            -----------------------------------------

                                   AIM V.I.              AIM V.I.
                                 INTERNATIONAL          LARGE CAP
                                GROWTH FUND --        GROWTH FUND --
                               SERIES II SHARES      SERIES I SHARES
                            ----------------------  -----------------

                            ------------------------------------------
                               2009        2008       2009     2008
                            ----------  ----------  -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $  (14,768)   (117,245)  (2,203)   (3,708)
  Net realized gain
   (loss) on investments...   (417,376) (2,659,580)  (1,636)    1,056
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  2,291,926  (2,800,087)  44,894  (107,755)
  Capital gain
   distribution............         --      94,604       --        --
                            ----------  ----------  -------  --------
     Increase (decrease)
       in net assets
       from operations.....  1,859,782  (5,482,308)  41,055  (110,407)
                            ----------  ----------  -------  --------
From capital
  transactions (note 4):
  Net premiums.............  1,402,206   5,912,728       --     5,200
  Death benefits...........     (1,082)    (12,659)      --        --
  Surrenders...............   (313,391)   (353,337)  (6,808)  (13,870)
  Administrative expenses..    (32,542)    (22,919)    (209)     (284)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (193,562) (2,132,205)   2,042    29,932
                            ----------  ----------  -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........    861,629   3,391,608   (4,975)   20,978
                            ----------  ----------  -------  --------
Increase (decrease) in
  net assets...............  2,721,411  (2,090,700)  36,080   (89,429)
Net assets at beginning
  of year..................  5,395,578   7,486,278  171,471   260,900
                            ----------  ----------  -------  --------
Net assets at end of year.. $8,116,989   5,395,578  207,551   171,471
                            ==========  ==========  =======  ========
Change in units (note 5):
  Units purchased..........    742,807   1,804,230      333    10,700
  Units redeemed...........   (619,128) (1,594,271)    (910)   (8,851)
                            ----------  ----------  -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    123,679     209,959     (577)    1,849
                            ==========  ==========  =======  ========

                                 ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                            ---------------------------------------------------------------
                              ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                               BALANCED WEALTH      GLOBAL THEMATIC         GROWTH AND
                                   STRATEGY              GROWTH               INCOME
                                 PORTFOLIO --         PORTFOLIO --         PORTFOLIO --
                                   CLASS B              CLASS B              CLASS B
                            ---------------------  -----------------  ---------------------
                            YEAR ENDED DECEMBER 31,
                            ----------------------------------------------------------------
                               2009       2008       2009     2008       2009       2008
                            ---------  ----------  -------  --------  ---------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   (48,253)     77,318   (5,209)   (6,042)    99,078     177,742
  Net realized gain
   (loss) on investments...  (244,286)   (408,918)  (8,135)     (445)  (431,683)   (589,689)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 1,512,251  (1,783,788) 151,238  (256,006) 1,229,845  (4,130,522)
  Capital gain
   distribution............        --     119,376       --        --         --   1,065,561
                            ---------  ----------  -------  --------  ---------  ----------
     Increase (decrease)
       in net assets
       from operations..... 1,219,712  (1,996,012) 137,894  (262,493)   897,240  (3,476,908)
                            ---------  ----------  -------  --------  ---------  ----------
From capital
  transactions (note 4):
  Net premiums.............   772,954   3,944,313   10,803     6,410     68,717     106,753
  Death benefits...........        --          --   (1,022)       --    (39,223)    (37,811)
  Surrenders...............  (163,856)   (118,850)  (7,418)  (66,666)  (413,901)   (609,012)
  Administrative expenses..   (39,935)    (19,359)    (701)     (558)    (4,089)     (4,433)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    63,167     390,398   52,026   (74,037)  (232,300)     91,225
                            ---------  ----------  -------  --------  ---------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   632,330   4,196,502   53,688  (134,851)  (620,796)   (453,278)
                            ---------  ----------  -------  --------  ---------  ----------
Increase (decrease) in
  net assets............... 1,852,042   2,200,490  191,582  (397,344)   276,444  (3,930,186)
Net assets at beginning
  of year.................. 4,886,871   2,686,381  244,599   641,943  5,302,269   9,232,455
                            ---------  ----------  -------  --------  ---------  ----------
Net assets at end of year.. 6,738,913   4,886,871  436,181   244,599  5,578,713   5,302,269
                            =========  ==========  =======  ========  =========  ==========
Change in units (note 5):
  Units purchased..........   805,330     775,023    8,775     8,055    677,911     322,992
  Units redeemed...........  (713,593)   (328,867)  (3,221)  (17,123)  (757,336)   (317,809)
                            ---------  ----------  -------  --------  ---------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    91,737     446,156    5,554    (9,068)   (79,425)      5,183
                            =========  ==========  =======  ========  =========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                                   AMERICAN CENTURY
                                                                                                VARIABLE PORTFOLIOS II,
                             ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)           INC.
                            ------------------------------------------------------------------  ----------------------
                                ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                  INTERNATIONAL             LARGE CAP            SMALL CAP
                                      VALUE                   GROWTH               GROWTH            VP INFLATION
                                  PORTFOLIO --             PORTFOLIO --         PORTFOLIO --      PROTECTION FUND --
                                     CLASS B                 CLASS B              CLASS B              CLASS II
                            ------------------------  ---------------------  -----------------  ----------------------
                                                                       YEAR ENDED DECEMBER 31,
                            -------------------------------------------------------------------------------------------
                                2009         2008        2009       2008       2009     2008       2009        2008
                            -----------  -----------  ---------  ----------  -------  --------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   (46,622)      49,721    (19,164)    (28,511)  (2,742)   (2,512)     16,826      27,936
  Net realized gain
   (loss) on investments...  (1,421,739) (12,865,615)   (60,376)     (7,470) (10,640)    5,611     341,379      27,750
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   4,090,336   (5,345,824)   451,631    (891,738)  75,434  (104,332)    936,734     241,711
  Capital gain
   distribution............          --      977,160         --          --       --        --          --          --
                            -----------  -----------  ---------  ----------  -------  --------  ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....   2,621,975  (17,184,558)   372,091    (927,719)  62,052  (101,233)  1,294,939     297,397
                            -----------  -----------  ---------  ----------  -------  --------  ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............   1,160,722   12,850,308        487      41,219   37,257    20,056   3,255,965   1,418,634
  Death benefits...........      (1,574)     (28,907)    (1,229)    (11,954)      --        --     (50,401)         --
  Surrenders...............    (290,412)    (690,131)  (111,681)   (148,990) (10,349)  (22,418)   (647,583)   (138,512)
  Administrative expenses..     (38,990)     (45,126)    (1,340)     (1,396)    (357)     (181)    (80,170)    (13,214)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    (336,962)  (4,644,993)   (55,051)   (114,056)  28,677    72,057   2,836,625  10,967,845
                            -----------  -----------  ---------  ----------  -------  --------  ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........     492,784    7,441,151   (168,814)   (235,177)  55,228    69,514   5,314,436  12,234,753
                            -----------  -----------  ---------  ----------  -------  --------  ----------  ----------
Increase (decrease) in
  net assets...............   3,114,759   (9,743,407)   203,277  (1,162,896) 117,280   (31,719)  6,609,375  12,532,150
Net assets at beginning
  of year..................   7,501,135   17,244,542  1,203,245   2,366,141  133,093   164,812  13,526,460     994,310
                            -----------  -----------  ---------  ----------  -------  --------  ----------  ----------
Net assets at end of year.. $10,615,894    7,501,135  1,406,522   1,203,245  250,373   133,093  20,135,835  13,526,460
                            ===========  ===========  =========  ==========  =======  ========  ==========  ==========
Change in units (note 5):
  Units purchased..........   1,498,457    4,963,563     19,616      32,479   14,102    11,039   2,230,629   1,759,525
  Units redeemed...........  (1,367,669)  (4,946,748)   (45,766)    (63,277)  (5,826)   (3,863) (1,723,792)   (524,601)
                            -----------  -----------  ---------  ----------  -------  --------  ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     130,788       16,815    (26,150)    (30,798)   8,276     7,176     506,837   1,234,924
                            ===========  ===========  =========  ==========  =======  ========  ==========  ==========

                             AMERICAN CENTURY
                            VARIABLE PORTFOLIOS,
                                   INC.
                            -------------------


                               VP INCOME &
                              GROWTH FUND --
                                 CLASS I
                            -------------------

                            --------------------
                              2009      2008
                            -------   --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............  17,864      2,695
  Net realized gain
   (loss) on investments... (17,874)  (109,790)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  88,366   (287,987)
  Capital gain
   distribution............      --     84,637
                            -------   --------
     Increase (decrease)
       in net assets
       from operations.....  88,356   (310,445)
                            -------   --------
From capital
  transactions (note 4):
  Net premiums.............     150      5,800
  Death benefits...........      --         --
  Surrenders...............  (6,235)   (17,999)
  Administrative expenses..    (294)      (352)
  Transfers between
   subaccounts
   (including fixed
   account), net...........  (1,946)    (2,726)
                            -------   --------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (8,325)   (15,277)
                            -------   --------
Increase (decrease) in
  net assets...............  80,031   (325,722)
Net assets at beginning
  of year.................. 559,253    884,975
                            -------   --------
Net assets at end of year.. 639,284    559,253
                            =======   ========
Change in units (note 5):
  Units purchased..........   2,227     28,327
  Units redeemed...........  (3,538)   (29,276)
                            -------   --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........  (1,311)      (949)
                            =======   ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (CONTINUED)
                            ----------------------------------------------------------------

                                VP INTERNATIONAL        VP ULTRA(R)           VP VALUE
                                    FUND --               FUND --              FUND --
                                    CLASS I               CLASS I              CLASS I
                            -----------------------  -----------------  --------------------
                                                             YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------
                                2009        2008       2009     2008       2009       2008
                            -----------  ----------  -------  --------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $     5,495     (26,422)  (4,647)   (9,060)    39,979     96,603
  Net realized gain
   (loss) on investments...       5,021    (755,717) (37,407)  (26,637)   (80,949)  (224,057)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............     475,797    (965,730) 147,564  (372,925)   216,844   (484,424)
  Capital gain
   distribution............          --     228,695       --    93,437         --    117,516
                            -----------  ----------  -------  --------  ---------  ---------
     Increase (decrease)
       in net assets
       from operations.....     486,313  (1,519,174) 105,510  (315,185)   175,874   (494,362)
                            -----------  ----------  -------  --------  ---------  ---------
From capital
  transactions (note 4):
  Net premiums.............         603     514,083    1,061     4,462        385     67,688
  Death benefits...........          --      (4,779)      --        --         --         --
  Surrenders...............     (87,489)   (102,448) (28,435)  (72,403)   (43,063)   (92,106)
  Administrative expenses..      (1,347)     (1,533)    (523)     (832)      (632)      (570)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    (195,412)     (8,611) (30,970) (111,007)    (8,573)  (308,488)
                            -----------  ----------  -------  --------  ---------  ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........    (283,645)    396,712  (58,867) (179,780)   (51,883)  (333,476)
                            -----------  ----------  -------  --------  ---------  ---------
Increase (decrease) in
  net assets...............     202,668  (1,122,462)  46,643  (494,965)   123,991   (827,838)
Net assets at beginning
  of year..................   1,648,662   2,771,124  360,807   855,772    982,631  1,810,469
                            -----------  ----------  -------  --------  ---------  ---------
Net assets at end of year.. $ 1,851,330   1,648,662  407,450   360,807  1,106,622    982,631
                            ===========  ==========  =======  ========  =========  =========
Change in units (note 5):
  Units purchased..........   1,864,700   1,002,858    3,286    13,008     57,221     38,929
  Units redeemed...........  (1,898,044)   (976,559)  (9,957)  (28,541)   (61,638)   (66,945)
                            -----------  ----------  -------  --------  ---------  ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     (33,344)     26,299   (6,671)  (15,533)    (4,417)   (28,016)
                            ===========  ==========  =======  ========  =========  =========

                               BLACKROCK VARIABLE SERIES FUNDS, INC.
                            ------------------------------------------
                                BLACKROCK             BLACKROCK
                               BASIC VALUE        GLOBAL ALLOCATION
                               V.I. FUND --          V.I. FUND --
                             CLASS III SHARES      CLASS III SHARES
                            -----------------  -----------------------

                            -------------------------------------------
                              2009     2008       2009         2008
                            -------  --------  ----------  -----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   4,625     4,164     126,951      522,308
  Net realized gain
   (loss) on investments... (27,485)  (69,738) (1,266,465)  (1,957,042)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 181,826  (263,691) 12,260,985  (12,106,344)
  Capital gain
   distribution............      --     7,664          --      270,226
                            -------  --------  ----------  -----------
     Increase (decrease)
       in net assets
       from operations..... 158,966  (321,601) 11,121,471  (13,270,852)
                            -------  --------  ----------  -----------
From capital
  transactions (note 4):
  Net premiums............. 178,496   109,681  11,551,985   39,045,330
  Death benefits...........      --        --          --      (21,987)
  Surrenders...............  (5,181)  (14,645) (1,784,199)  (1,257,238)
  Administrative expenses..  (1,560)     (999)   (390,174)    (158,840)
  Transfers between
   subaccounts
   (including fixed
   account), net...........  18,040   (20,198)  1,450,089   (1,034,135)
                            -------  --------  ----------  -----------
     Increase (decrease)
       in net assets
       from capital
       transactions........ 189,795    73,839  10,827,701   36,573,130
                            -------  --------  ----------  -----------
Increase (decrease) in
  net assets............... 348,761  (247,762) 21,949,172   23,302,278
Net assets at beginning
  of year.................. 511,815   759,577  55,768,012   32,465,734
                            -------  --------  ----------  -----------
Net assets at end of year.. 860,576   511,815  77,717,184   55,768,012
                            =======  ========  ==========  ===========
Change in units (note 5):
  Units purchased..........  33,346    28,269   2,975,963    5,953,531
  Units redeemed...........  (6,769)  (21,054) (1,811,955)  (2,365,304)
                            -------  --------  ----------  -----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........  26,577     7,215   1,164,008    3,588,227
                            =======  ========  ==========  ===========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              BLACKROCK VARIABLE SERIES FUNDS,
                                      INC. (CONTINUED)              COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
                            ------------------------------------  --------------------------------------------
                                BLACKROCK          BLACKROCK                                COLUMBIA MARSICO
                                LARGE CAP            VALUE           COLUMBIA MARSICO        INTERNATIONAL
                                  GROWTH         OPPORTUNITIES         GROWTH FUND,       OPPORTUNITIES FUND,
                               V.I. FUND --       V.I. FUND --           VARIABLE               VARIABLE
                             CLASS III SHARES   CLASS III SHARES    SERIES -- CLASS A      SERIES -- CLASS B
                            -----------------  -----------------  ---------------------  ---------------------
                                                                    YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------------------------
                              2009      2008     2009     2008       2009       2008        2009       2008
                            --------  -------  -------  --------  ---------  ----------  ---------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $ (2,793)  (1,879)  (2,798)    7,026    (22,909)    (47,348)    17,669   1,151,980
  Net realized gain
   (loss) on investments...   (5,616)  (3,951) (65,084) (199,844)  (229,412)    (25,204)  (886,288) (5,065,833)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   60,790  (65,678) 160,006   (12,016)   903,407  (1,861,702) 3,065,157  (6,403,419)
  Capital gain
   distribution............       --       --       --     5,154         --          --         --   1,421,281
                            --------  -------  -------  --------  ---------  ----------  ---------  ----------
     Increase (decrease)
       in net assets
       from operations.....   52,381  (71,508)  92,124  (199,680)   651,086  (1,934,254) 2,196,538  (8,895,991)
                            --------  -------  -------  --------  ---------  ----------  ---------  ----------
From capital
  transactions (note 4):
  Net premiums.............       --       --   96,294    56,086    171,199     695,119    732,766   5,959,322
  Death benefits...........       --       --       --        --         --      (3,126)      (775)    (12,942)
  Surrenders...............   (9,574)  (8,336)  (8,358)  (10,614)  (455,956)   (150,487)  (277,887)   (434,258)
  Administrative expenses..      (75)     (82)    (858)     (713)    (8,146)     (3,969)   (25,170)    (22,809)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   10,866  111,849   10,005   (58,323)   (20,035)   (138,673)  (481,365) (2,426,767)
                            --------  -------  -------  --------  ---------  ----------  ---------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........    1,217  103,431   97,083   (13,564)  (312,938)    398,864    (52,431)  3,062,546
                            --------  -------  -------  --------  ---------  ----------  ---------  ----------
Increase (decrease) in
  net assets...............   53,598   31,923  189,207  (213,244)   338,148  (1,535,390) 2,144,107  (5,833,445)
Net assets at beginning
  of year..................  207,286  175,363  292,787   506,031  2,949,665   4,485,055  6,156,105  11,989,550
                            --------  -------  -------  --------  ---------  ----------  ---------  ----------
Net assets at end of year.. $260,884  207,286  481,994   292,787  3,287,813   2,949,665  8,300,212   6,156,105
                            ========  =======  =======  ========  =========  ==========  =========  ==========
Change in units (note 5):
  Units purchased..........   14,148   16,078   23,358    24,201     98,150     158,864    593,717   1,937,469
  Units redeemed...........  (13,881)  (2,355)  (7,322)  (23,872)  (121,697)    (95,418)  (558,270) (1,853,516)
                            --------  -------  -------  --------  ---------  ----------  ---------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........      267   13,723   16,036       329    (23,547)     63,446     35,447      83,953
                            ========  =======  =======  ========  =========  ==========  =========  ==========

                               DWS VARIABLE
                                 SERIES II
                            ------------------

                                DWS DREMAN
                               SMALL MID CAP
                               VALUE VIP --
                              CLASS B SHARES
                            ------------------

                            -------------------
                              2009      2008
                            -------  ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............     236     81,801
  Net realized gain
   (loss) on investments... (61,302)  (206,108)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 237,602   (609,285)
  Capital gain
   distribution............      --    325,563
                            -------  ---------
     Increase (decrease)
       in net assets
       from operations..... 176,536   (408,029)
                            -------  ---------
From capital
  transactions (note 4):
  Net premiums.............   1,339     17,648
  Death benefits...........  (2,321)        --
  Surrenders............... (27,265)   (69,070)
  Administrative expenses..    (501)      (732)
  Transfers between
   subaccounts
   (including fixed
   account), net...........  16,044   (204,663)
                            -------  ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (12,704)  (256,817)
                            -------  ---------
Increase (decrease) in
  net assets............... 163,832   (664,846)
Net assets at beginning
  of year.................. 647,651  1,312,497
                            -------  ---------
Net assets at end of year.. 811,483    647,651
                            =======  =========
Change in units (note 5):
  Units purchased..........   3,586     11,222
  Units redeemed...........  (4,279)   (25,677)
                            -------  ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (693)   (14,455)
                            =======  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              DWS VARIABLE SERIES II (CONTINUED)                             DREYFUS
                            -------------------------------------  ----------------------------------------------------------
                                                                                             DREYFUS            THE DREYFUS
                                                                   DREYFUS INVESTMENT        VARIABLE             SOCIALLY
                                                                      PORTFOLIOS            INVESTMENT          RESPONSIBLE
                               DWS STRATEGIC      DWS TECHNOLOGY     MIDCAP STOCK            FUND --               GROWTH
                                VALUE VIP --          VIP --         PORTFOLIO --          MONEY MARKET        FUND, INC. --
                               CLASS B SHARES     CLASS B SHARES    INITIAL SHARES          PORTFOLIO          INITIAL SHARES
                            -------------------  ----------------  ----------------   ---------------------  -----------------
                                                                 YEAR ENDED DECEMBER 31,
                            -------------------------------------------------------------------------------------------------
                              2009       2008      2009     2008     2009      2008      2009        2008      2009     2008
                            --------  ---------  -------  -------  -------   -------  ----------  ---------  -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $ 11,516     45,240   (2,172)  (2,467)      (1)   10,298     (25,537)    12,278   (1,456)   (2,483)
  Net realized gain
   (loss) on investments...  (77,983)  (150,952)  (2,342)  (1,320) (20,570)  (23,003)        (34)        --       31      (176)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  161,814   (493,411)  67,235  (87,912)  54,623   (79,245)         (2)         1   73,418  (124,816)
  Capital gain
   distribution............       --    129,530       --       --       --    15,741          --         --       --        --
                            --------  ---------  -------  -------  -------   -------  ----------  ---------  -------  --------
     Increase (decrease)
       in net assets
       from operations.....   95,347   (469,593)  62,721  (91,699)  34,052   (76,209)    (25,573)    12,279   71,993  (127,475)
                            --------  ---------  -------  -------  -------   -------  ----------  ---------  -------  --------
From capital
  transactions (note 4):
  Net premiums.............    1,021        357       --      468    1,007     5,073          --     57,365    1,000     3,550
  Death benefits...........  (20,761)        --       --       --       --        --    (762,285)  (483,761)      --        --
  Surrenders...............  (44,983)    (8,806)  (4,861)  (4,151)  (1,678)  (14,044)   (397,341)   (66,716) (10,410)  (13,452)
  Administrative expenses..     (490)      (895)    (189)    (257)    (176)     (254)     (1,508)      (404)    (378)     (475)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    4,800   (156,767)   5,881    1,236  (10,352)   10,065    (518,633) 2,248,623   (5,156)      944
                            --------  ---------  -------  -------  -------   -------  ----------  ---------  -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (60,413)  (166,111)     831   (2,704) (11,199)      840  (1,679,767) 1,755,107  (14,944)   (9,433)
                            --------  ---------  -------  -------  -------   -------  ----------  ---------  -------  --------
Increase (decrease) in
  net assets...............   34,934   (635,704)  63,552  (94,403)  22,853   (75,369) (1,705,340) 1,767,386   57,049  (136,908)
Net assets at beginning
  of year..................  420,825  1,056,529  104,478  198,881  111,592   186,961   2,858,847  1,091,461  226,884   363,792
                            --------  ---------  -------  -------  -------   -------  ----------  ---------  -------  --------
Net assets at end of year.. $455,759    420,825  168,030  104,478  134,445   111,592   1,153,507  2,858,847  283,933   226,884
                            ========  =========  =======  =======  =======   =======  ==========  =========  =======  ========
Change in units (note 5):
  Units purchased..........    3,873      9,219    2,027    2,570    1,252     7,795     159,524    580,181    1,193     2,467
  Units redeemed...........   (9,634)   (25,147)  (1,776)  (2,609)  (2,385)   (7,591)   (318,770)  (414,284)  (2,972)   (3,786)
                            --------  ---------  -------  -------  -------   -------  ----------  ---------  -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (5,761)   (15,928)     251      (39)  (1,133)      204    (159,246)   165,897   (1,779)   (1,319)
                            ========  =========  =======  =======  =======   =======  ==========  =========  =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                           EVERGREEN VARIABLE
                                      EATON VANCE VARIABLE TRUST            ANNUITY TRUST
                            ---------------------------------------------  -----------------

                                                         VT WORLDWIDE        EVERGREEN VA
                               VT FLOATING - RATE           HEALTH              OMEGA
                                  INCOME FUND            SCIENCES FUND     FUND -- CLASS 2
                            -----------------------  --------------------  -----------------
                                                                  YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------
                                2009        2008        2009       2008      2009     2008
                            -----------  ----------  ---------  ---------  -------   ------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   338,331     544,193      9,721    (26,247)    (627)    (647)
  Net realized gain
   (loss) on investments...    (324,709) (1,603,994)   (81,826)   (64,328)   1,383      118
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   3,550,755  (2,996,046)    81,301   (308,037)  31,387   (9,185)
  Capital gain
   distribution............          --          --     75,029    236,310       --       --
                            -----------  ----------  ---------  ---------  -------   ------
     Increase (decrease)
       in net assets
       from operations.....   3,564,377  (4,055,847)    84,225   (162,302)  32,143   (9,714)
                            -----------  ----------  ---------  ---------  -------   ------
From capital
  transactions (note 4):
  Net premiums.............     887,248   4,797,251     30,780     48,910   11,242   31,839
  Death benefits...........      (6,018)    (10,814)        --         --       --       --
  Surrenders...............    (853,615)   (614,538)  (149,467)   (69,236)    (255)     (97)
  Administrative expenses..     (23,495)    (17,657)    (1,480)    (2,758)    (416)     (74)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    (455,217) (5,069,305)   (16,233)  (788,799)  17,309     (890)
                            -----------  ----------  ---------  ---------  -------   ------
     Increase (decrease)
       in net assets
       from capital
       transactions........    (451,097)   (915,063)  (136,400)  (811,883)  27,880   30,778
                            -----------  ----------  ---------  ---------  -------   ------
Increase (decrease) in
  net assets...............   3,113,280  (4,970,910)   (52,175)  (974,185)  60,023   21,064
Net assets at beginning
  of year..................   8,834,254  13,805,164  1,246,006  2,220,191   64,524   43,460
                            -----------  ----------  ---------  ---------  -------   ------
Net assets at end of year.. $11,947,534   8,834,254  1,193,831  1,246,006  124,547   64,524
                            ===========  ==========  =========  =========  =======   ======
Change in units (note 5):
  Units purchased..........     800,949   1,681,796     24,782     22,925    3,790    4,751
  Units redeemed...........    (851,291) (1,815,289)   (37,126)   (79,663)  (1,022)    (141)
                            -----------  ----------  ---------  ---------  -------   ------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     (50,342)   (133,493)   (12,344)   (56,738)   2,768    4,610
                            ===========  ==========  =========  =========  =======   ======

                                 FEDERATED INSURANCE SERIES
                            -----------------------------------
                                FEDERATED         FEDERATED
                                 CAPITAL         CLOVER VALUE
                                 INCOME           FUND II --
                                 FUND II        PRIMARY SHARES
                            ----------------  -----------------

                            ------------------------------------
                              2009     2008     2009     2008
                            -------  -------  -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   6,552    7,040    1,677     9,697
  Net realized gain
   (loss) on investments... (13,085) (16,412) (46,830)  (29,883)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  35,210  (27,739)  55,082  (103,993)
  Capital gain
   distribution............      --       --       --    47,444
                            -------  -------  -------  --------
     Increase (decrease)
       in net assets
       from operations.....  28,677  (37,111)   9,929   (76,735)
                            -------  -------  -------  --------
From capital
  transactions (note 4):
  Net premiums.............   2,693      420      407       397
  Death benefits........... (25,545)      --       --        --
  Surrenders...............  (4,327) (18,851) (11,632)  (43,019)
  Administrative expenses..    (126)    (161)    (131)     (194)
  Transfers between
   subaccounts
   (including fixed
   account), net...........     376  (40,429) (12,654)   (1,248)
                            -------  -------  -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (26,929) (59,021) (24,010)  (44,064)
                            -------  -------  -------  --------
Increase (decrease) in
  net assets...............   1,748  (96,132) (14,081) (120,799)
Net assets at beginning
  of year.................. 122,753  218,885  124,860   245,659
                            -------  -------  -------  --------
Net assets at end of year.. 124,501  122,753  110,779   124,860
                            =======  =======  =======  ========
Change in units (note 5):
  Units purchased..........     366      353    1,529       162
  Units redeemed...........  (3,489)  (6,655)  (4,981)   (4,713)
                            -------  -------  -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........  (3,123)  (6,302)  (3,452)   (4,551)
                            =======  =======  =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                         FEDERATED INSURANCE SERIES (CONTINUED)
                            ----------------------------------------------------------------
                              FEDERATED HIGH        FEDERATED HIGH
                                INCOME BOND          INCOME BOND         FEDERATED KAUFMANN
                                FUND II --            FUND II --             FUND II --
                              PRIMARY SHARES        SERVICE SHARES         SERVICE SHARES
                            ------------------  ---------------------  ---------------------
                                                                    YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------
                              2009      2008       2009       2008        2009       2008
                            --------  --------  ---------  ----------  ---------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $ 14,378    20,337    416,601     597,581    (90,688)     55,453
  Net realized gain
   (loss) on investments...  (14,990)  (14,619)  (235,533)   (531,173)   (44,043)    (29,397)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   51,853   (51,883) 1,617,535  (1,665,222) 1,497,926  (2,024,613)
  Capital gain
   distribution............       --        --         --          --         --     258,870
                            --------  --------  ---------  ----------  ---------  ----------
     Increase (decrease)
       in net assets
       from operations.....   51,241   (46,165) 1,798,603  (1,598,814) 1,363,195  (1,739,687)
                            --------  --------  ---------  ----------  ---------  ----------
From capital
  transactions (note 4):
  Net premiums.............       --        --     98,395      73,647    629,220     310,102
  Death benefits...........       --        --         --      (5,930)      (696)     (8,160)
  Surrenders...............  (69,226)  (27,602)  (487,235)   (516,599)  (298,813)   (245,143)
  Administrative expenses..      (89)     (166)    (6,831)     (8,470)   (19,471)     (5,256)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    3,748   (71,553)    44,994  (2,403,964)   (93,265)  2,305,425
                            --------  --------  ---------  ----------  ---------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (65,567)  (99,321)  (350,677) (2,861,316)   216,975   2,356,968
                            --------  --------  ---------  ----------  ---------  ----------
Increase (decrease) in
  net assets...............  (14,326) (145,486) 1,447,926  (4,460,130) 1,580,170     617,281
Net assets at beginning
  of year..................  118,279   263,765  3,823,589   8,283,719  4,828,638   4,211,357
                            --------  --------  ---------  ----------  ---------  ----------
Net assets at end of year.. $103,953   118,279  5,271,515   3,823,589  6,408,808   4,828,638
                            ========  ========  =========  ==========  =========  ==========
Change in units (note 5):
  Units purchased..........      371       371     38,961      73,233    444,791     524,036
  Units redeemed...........   (5,589)   (8,222)   (67,947)   (290,078)  (388,008)   (148,102)
                            --------  --------  ---------  ----------  ---------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (5,218)   (7,851)   (28,986)   (216,845)    56,783     375,934
                            ========  ========  =========  ==========  =========  ==========

                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                            -------------------------------------------
                                   VIP                     VIP
                            ASSET MANAGER/SM/       ASSET MANAGER/SM/
                               PORTFOLIO --           PORTFOLIO --
                              INITIAL CLASS          SERVICE CLASS 2
                            ---------------------  --------------------

                            --------------------------------------------
                              2009       2008        2009       2008
                             -------    --------   -------   ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   1,574      17,071      4,842      69,818
  Net realized gain
   (loss) on investments... (17,665)     (2,553)   (77,341)    (53,230)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  52,530    (104,649)   268,806    (419,350)
  Capital gain
   distribution............      --      10,437         --      44,982
                             -------    --------   -------   ---------
     Increase (decrease)
       in net assets
       from operations.....  36,439     (79,694)   196,307    (357,780)
                             -------    --------   -------   ---------
From capital
  transactions (note 4):
  Net premiums.............      --          --         --          --
  Death benefits...........      --          --     (7,421)         --
  Surrenders............... (42,808)    (45,782)   (13,712)    (55,583)
  Administrative expenses..    (124)       (124)    (1,224)     (1,443)
  Transfers between
   subaccounts
   (including fixed
   account), net...........     117     (52,111)   (48,965)    120,546
                             -------    --------   -------   ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (42,815)    (98,017)   (71,322)     63,520
                             -------    --------   -------   ---------
Increase (decrease) in
  net assets...............  (6,376)   (177,711)   124,985    (294,260)
Net assets at beginning
  of year.................. 169,368     347,079    797,377   1,091,637
                             -------    --------   -------   ---------
Net assets at end of year.. 162,992     169,368    922,362     797,377
                             =======    ========   =======   =========
Change in units (note 5):
  Units purchased..........      14           2     29,162      37,039
  Units redeemed...........  (4,297)     (7,727)   (36,924)    (33,418)
                             -------    --------   -------   ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........  (4,283)     (7,725)    (7,762)      3,621
                             =======    ========   =======   =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                       FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                            -------------------------------------------------------------------------------------------
                                                                                                        VIP DYNAMIC
                                                                                                          CAPITAL
                                  VIP BALANCED         VIP CONTRAFUND(R)       VIP CONTRAFUND(R)        APPRECIATION
                                  PORTFOLIO --            PORTFOLIO --            PORTFOLIO --          PORTFOLIO --
                                SERVICE CLASS 2          INITIAL CLASS          SERVICE CLASS 2       SERVICE CLASS 2
                            -----------------------  ---------------------  -----------------------  -----------------
                                                                        YEAR ENDED DECEMBER 31,
                            -------------------------------------------------------------------------------------------
                                2009        2008        2009       2008        2009         2008       2009     2008
                            -----------  ----------  ---------  ----------  ----------  -----------  -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $    29,384      97,973       (876)     (7,333)    (50,836)    (255,781)  (3,595)   (3,352)
  Net realized gain
   (loss) on investments...    (520,212)   (362,026)  (118,892)   (140,631) (1,633,292)  (8,056,868)  (4,361)  (12,215)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   4,037,496  (4,739,883)   437,634    (835,757)  7,088,640   (9,433,071)  80,057  (147,035)
  Capital gain
   distribution............          --     189,335         --      53,552          --      828,458       --     2,237
                            -----------  ----------  ---------  ----------  ----------  -----------  -------  --------
     Increase (decrease)
       in net assets
       from operations.....   3,546,668  (4,814,601)   317,866    (930,169)  5,404,512  (16,917,262)  72,101  (160,365)
                            -----------  ----------  ---------  ----------  ----------  -----------  -------  --------
From capital
  transactions (note 4):
  Net premiums.............     432,491   3,115,008        835         420   1,191,347    6,644,075       --     7,383
  Death benefits...........          --     (16,652)   (66,708)     (4,285)    (49,361)     (13,957)      --        --
  Surrenders...............    (458,223)   (399,707)  (162,626)   (385,385)   (916,308)  (1,698,070)  (1,464)  (17,131)
  Administrative expenses..     (41,359)    (22,837)    (1,331)     (1,771)    (38,432)     (46,964)    (444)     (370)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    (166,220)  4,245,605     (7,078)    (50,997)    365,146   (8,259,869)  (1,479)   (3,308)
                            -----------  ----------  ---------  ----------  ----------  -----------  -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........    (233,311)  6,921,417   (236,908)   (442,018)    552,392   (3,374,785)  (3,387)  (13,426)
                            -----------  ----------  ---------  ----------  ----------  -----------  -------  --------
Increase (decrease) in
  net assets...............   3,313,357   2,106,816     80,958  (1,372,187)  5,956,904  (20,292,047)  68,714  (173,791)
Net assets at beginning
  of year..................  10,172,270   8,065,454  1,050,544   2,422,731  16,223,546   36,515,593  216,641   390,432
                            -----------  ----------  ---------  ----------  ----------  -----------  -------  --------
Net assets at end of year.. $13,485,627  10,172,270  1,131,502   1,050,544  22,180,450   16,223,546  285,355   216,641
                            ===========  ==========  =========  ==========  ==========  ===========  =======  ========
Change in units (note 5):
  Units purchased..........     334,381   1,080,031        648       7,002   1,292,608    2,321,448      249     2,683
  Units redeemed...........    (361,285)   (360,428)   (18,707)    (35,429) (1,192,928)  (2,764,704)    (651)   (3,193)
                            -----------  ----------  ---------  ----------  ----------  -----------  -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     (26,904)    719,603    (18,059)    (28,427)     99,680     (443,256)    (402)     (510)
                            ===========  ==========  =========  ==========  ==========  ===========  =======  ========

                            -------------------


                             VIP EQUITY-INCOME
                               PORTFOLIO --
                               INITIAL CLASS
                            ------------------

                            -------------------
                              2009      2008
                            -------  ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   5,011      9,204
  Net realized gain
   (loss) on investments... (65,281)   (26,859)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 205,639   (458,142)
  Capital gain
   distribution............      --        945
                            -------  ---------
     Increase (decrease)
       in net assets
       from operations..... 145,369   (474,852)
                            -------  ---------
From capital
  transactions (note 4):
  Net premiums.............   1,218        817
  Death benefits........... (26,569)        --
  Surrenders............... (30,005)   (98,375)
  Administrative expenses..    (426)      (542)
  Transfers between
   subaccounts
   (including fixed
   account), net........... (15,268)   (37,458)
                            -------  ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (71,050)  (135,558)
                            -------  ---------
Increase (decrease) in
  net assets...............  74,319   (610,410)
Net assets at beginning
  of year.................. 588,243  1,198,653
                            -------  ---------
Net assets at end of year.. 662,562    588,243
                            =======  =========
Change in units (note 5):
  Units purchased..........   1,139      1,810
  Units redeemed...........  (9,533)   (12,216)
                            -------  ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........  (8,394)   (10,406)
                            =======  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                            ------------------------------------------------------------------------------------
                                                       VIP GROWTH &         VIP GROWTH &          VIP GROWTH
                               VIP EQUITY-INCOME          INCOME               INCOME           OPPORTUNITIES
                                 PORTFOLIO --          PORTFOLIO --         PORTFOLIO --         PORTFOLIO --
                                SERVICE CLASS 2       INITIAL CLASS       SERVICE CLASS 2       INITIAL CLASS
                            ----------------------  -----------------  ---------------------  -----------------
                                                                    YEAR ENDED DECEMBER 31,
                            ------------------------------------------------------------------------------------
                               2009        2008       2009     2008       2009       2008       2009     2008
                            ----------  ----------  -------  --------  ---------  ----------  -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   22,117     (32,917)    (618)    7,636     (9,467)     36,207   (1,214)   (2,322)
  Net realized gain
   (loss) on investments...   (654,054) (4,489,060)  (7,338)   (3,314)  (146,853)   (139,819) (11,809)    1,269
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  1,955,445  (2,855,058)  56,453  (213,132)   470,726  (1,427,366)  60,048  (158,724)
  Capital gain
   distribution............         --      11,727       --    40,103         --     237,879       --        --
                            ----------  ----------  -------  --------  ---------  ----------  -------  --------
     Increase (decrease)
       in net assets
       from operations.....  1,323,508  (7,365,308)  48,497  (168,707)   314,406  (1,293,099)  47,025  (159,777)
                            ----------  ----------  -------  --------  ---------  ----------  -------  --------
From capital
  transactions (note 4):
  Net premiums.............     (5,189)  4,044,927       --        --     36,661      59,847      407    11,706
  Death benefits...........    (28,099)    (29,258)  (2,224)  (40,403)      (858)         --       --        --
  Surrenders...............   (375,124)   (700,190) (10,617) (145,442)  (120,814)   (232,588) (15,767)  (64,168)
  Administrative expenses..     (5,546)    (17,246)    (270)     (378)    (1,289)     (1,360)    (110)     (170)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (171,998) (4,315,692)     252    (7,362)   (20,388)   (769,677)    (181)      552
                            ----------  ----------  -------  --------  ---------  ----------  -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (585,956) (1,017,459) (12,859) (193,585)  (106,688)   (943,778) (15,651)  (52,080)
                            ----------  ----------  -------  --------  ---------  ----------  -------  --------
Increase (decrease) in
  net assets...............    737,552  (8,382,767)  35,638  (362,292)   207,718  (2,236,877)  31,374  (211,857)
Net assets at beginning
  of year..................  5,076,559  13,459,326  199,956   562,248  1,388,541   3,625,418  119,253   331,110
                            ----------  ----------  -------  --------  ---------  ----------  -------  --------
Net assets at end of year.. $5,814,111   5,076,559  235,594   199,956  1,596,259   1,388,541  150,627   119,253
                            ==========  ==========  =======  ========  =========  ==========  =======  ========
Change in units (note 5):
  Units purchased..........    847,733   1,722,952       60     1,004     26,773      26,270       72     1,570
  Units redeemed...........   (918,768) (2,095,114)  (1,598)  (16,640)   (38,551)   (117,132)  (3,046)   (7,225)
                            ----------  ----------  -------  --------  ---------  ----------  -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (71,035)   (372,162)  (1,538)  (15,636)   (11,778)    (90,862)  (2,974)   (5,655)
                            ==========  ==========  =======  ========  =========  ==========  =======  ========

                            ------------------

                                VIP GROWTH
                               PORTFOLIO --
                              INITIAL CLASS
                            -----------------

                            ------------------
                              2009     2008
                            -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............  (3,600)   (4,372)
  Net realized gain
   (loss) on investments... (23,012)   (4,714)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 127,576  (380,843)
  Capital gain
   distribution............      --        --
                            -------  --------
     Increase (decrease)
       in net assets
       from operations..... 100,964  (389,929)
                            -------  --------
From capital
  transactions (note 4):
  Net premiums.............   4,043       420
  Death benefits...........  (2,327)  (40,807)
  Surrenders............... (26,830) (160,046)
  Administrative expenses..    (529)     (653)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   2,517    (6,524)
                            -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (23,126) (207,610)
                            -------  --------
Increase (decrease) in
  net assets...............  77,838  (597,539)
Net assets at beginning
  of year.................. 400,208   997,747
                            -------  --------
Net assets at end of year.. 478,046   400,208
                            =======  ========
Change in units (note 5):
  Units purchased..........     966     1,963
  Units redeemed...........  (4,100)  (18,775)
                            -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........  (3,134)  (16,812)
                            =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                            -----------------------------------------------------------------------------------------
                                                        VIP INVESTMENT
                                  VIP GROWTH              GRADE BOND             VIP MID CAP          VIP OVERSEAS
                                 PORTFOLIO --            PORTFOLIO --           PORTFOLIO --          PORTFOLIO --
                                SERVICE CLASS 2        SERVICE CLASS 2         SERVICE CLASS 2       INITIAL CLASS
                            ----------------------  ---------------------  ----------------------  -----------------
                                                                      YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------------------------------
                               2009        2008        2009       2008        2009        2008       2009     2008
                            ----------  ----------  ---------  ----------  ---------  -----------  -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $  (16,094)    (19,296)    68,822      72,393    (42,501)     499,617    1,643    14,198
  Net realized gain
   (loss) on investments...   (110,847)     50,396     10,928    (408,372)  (564,325)  (2,414,894) (23,957)    2,965
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    424,578  (1,230,919)    20,096     (79,069) 3,180,334   (7,017,321)  63,826  (279,015)
  Capital gain
   distribution............         --          --         --          --         --    1,893,889       --    50,316
                            ----------  ----------  ---------  ----------  ---------  -----------  -------  --------
     Increase (decrease)
       in net assets
       from operations.....    297,637  (1,199,819)    99,846    (415,048) 2,573,508   (7,038,709)  41,512  (211,536)
                            ----------  ----------  ---------  ----------  ---------  -----------  -------  --------
From capital
  transactions (note 4):
  Net premiums.............      2,681      72,940    763,614   3,773,778    272,479    1,974,369       --        --
  Death benefits...........        343     (14,398)        --      (9,493)     1,177      (35,398)  (8,846)   (3,723)
  Surrenders...............    (99,464)   (150,091)     3,377    (159,694)  (512,648)  (1,139,828) (45,571) (174,186)
  Administrative expenses..     (1,112)     (1,361)    (5,998)    (11,841)   (10,325)     (20,352)    (140)     (283)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (131,649)    247,889    270,407  (6,229,446)  (262,682)  (5,380,448)   3,690   (55,638)
                            ----------  ----------  ---------  ----------  ---------  -----------  -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (229,201)    154,979  1,031,400  (2,636,696)  (511,999)  (4,601,657) (50,867) (233,830)
                            ----------  ----------  ---------  ----------  ---------  -----------  -------  --------
Increase (decrease) in
  net assets...............     68,436  (1,044,840) 1,131,246  (3,051,744) 2,061,509  (11,640,366)  (9,355) (445,366)
Net assets at beginning
  of year..................  1,322,220   2,367,060    445,552   3,497,296  7,307,673   18,948,039  204,208   649,574
                            ----------  ----------  ---------  ----------  ---------  -----------  -------  --------
Net assets at end of year.. $1,390,656   1,322,220  1,576,798     445,552  9,369,182    7,307,673  194,853   204,208
                            ==========  ==========  =========  ==========  =========  ===========  =======  ========
Change in units (note 5):
  Units purchased..........     17,292      62,650    159,996   1,074,388     82,094      589,906      428       934
  Units redeemed...........    (53,215)    (46,560)   (61,724) (1,375,192)  (117,000)    (948,779)  (5,711)  (18,058)
                            ----------  ----------  ---------  ----------  ---------  -----------  -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (35,923)     16,090     98,272    (300,804)   (34,906)    (358,873)  (5,283)  (17,124)
                            ==========  ==========  =========  ==========  =========  ===========  =======  ========

                            ------------------
                                VIP VALUE
                                STRATEGIES
                               PORTFOLIO --
                             SERVICE CLASS 2
                            -----------------

                            ------------------
                              2009     2008
                            -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............  (2,993)   48,646
  Net realized gain
   (loss) on investments... (26,672)  (25,321)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 149,150  (257,888)
  Capital gain
   distribution............      --    20,957
                            -------  --------
     Increase (decrease)
       in net assets
       from operations..... 119,485  (213,606)
                            -------  --------
From capital
  transactions (note 4):
  Net premiums.............   3,405        --
  Death benefits...........      --     1,726
  Surrenders...............  (4,709)  (45,386)
  Administrative expenses..    (355)     (409)
  Transfers between
   subaccounts
   (including fixed
   account), net...........  (9,261)    5,026
                            -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (10,920)  (39,043)
                            -------  --------
Increase (decrease) in
  net assets............... 108,565  (252,649)
Net assets at beginning
  of year.................. 201,792   454,441
                            -------  --------
Net assets at end of year.. 310,357   201,792
                            =======  ========
Change in units (note 5):
  Units purchased..........   4,075     4,653
  Units redeemed...........  (4,084)   (7,166)
                            -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........      (9)   (2,513)
                            =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                         FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                            ----------------------------------------------------------------------------------------------
                                                                             FRANKLIN TEMPLETON
                                                       FRANKLIN LARGE CAP       VIP FOUNDING
                                 FRANKLIN INCOME             GROWTH           FUNDS ALLOCATION          MUTUAL SHARES
                                SECURITIES FUND --     SECURITIES FUND --          FUND --           SECURITIES FUND --
                                  CLASS 2 SHARES         CLASS 2 SHARES        CLASS 2 SHARES          CLASS 2 SHARES
                            -------------------------  ------------------  ----------------------  ----------------------
                                                                        YEAR ENDED DECEMBER 31,
                            ----------------------------------------------------------------------------------------------
                                2009          2008       2009      2008       2009        2008        2009        2008
                            ------------  -----------  --------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $  5,762,264    4,171,194      (821)   12,108     142,240     155,118      26,509     124,598
  Net realized gain
   (loss) on investments...   (5,764,867)  (5,537,574)  (14,968)  (49,084)   (711,411)   (732,224)     (9,181)   (762,069)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   26,673,918  (37,266,044)  105,628  (222,703)  4,862,233  (6,455,590)  2,523,882  (1,852,573)
  Capital gain
   distribution............           --    1,506,245        --    23,631          --     407,007          --     170,199
                            ------------  -----------  --------  --------  ----------  ----------  ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....   26,671,315  (37,126,179)   89,839  (236,048)  4,293,062  (6,625,689)  2,541,210  (2,319,845)
                            ------------  -----------  --------  --------  ----------  ----------  ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............      744,491   31,105,688       581     6,231     323,522  12,332,129   1,756,577   1,148,005
  Death benefits...........     (109,873)     (22,089)   (4,713)       --          --          --     (16,794)     (2,228)
  Surrenders...............   (4,189,577)  (4,107,316)  (20,826)  (21,910)   (544,320)   (468,297)   (366,771)   (212,063)
  Administrative expenses..     (291,141)    (167,517)     (383)     (448)   (114,098)    (52,985)    (49,544)    (11,568)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (7,576,162)     930,464   (25,903)  (30,532)    475,040   1,138,927     393,919   5,294,960
                            ------------  -----------  --------  --------  ----------  ----------  ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (11,422,262)  27,739,230   (51,244)  (46,659)    140,144  12,949,774   1,717,387   6,217,106
                            ------------  -----------  --------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets...............   15,249,053   (9,386,949)   38,595  (282,707)  4,433,206   6,324,085   4,258,597   3,897,261
Net assets at beginning
  of year..................   87,781,574   97,168,523   378,907   661,614  14,294,307   7,970,222   9,528,152   5,630,891
                            ------------  -----------  --------  --------  ----------  ----------  ----------  ----------
Net assets at end of year.. $103,030,627   87,781,574   417,502   378,907  18,727,513  14,294,307  13,786,749   9,528,152
                            ============  ===========  ========  ========  ==========  ==========  ==========  ==========
Change in units (note 5):
  Units purchased..........    3,238,741    7,622,844   201,355    85,584     863,196   2,188,604   1,431,784   1,684,244
  Units redeemed...........   (4,597,045)  (4,598,615) (208,520)  (90,396)   (809,258)   (697,464) (1,188,018)   (758,546)
                            ------------  -----------  --------  --------  ----------  ----------  ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (1,358,304)   3,024,229    (7,165)   (4,812)     53,938   1,491,140     243,766     925,698
                            ============  ===========  ========  ========  ==========  ==========  ==========  ==========

                            ------------------

                               TEMPLETON
                            FOREIGN SECURITIES
                                FUND --
                             CLASS 1 SHARES
                            -----------------

                            ------------------
                             2009      2008
                            ------   -------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............    858     1,569
  Net realized gain
   (loss) on investments... (1,551)     (377)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 11,461   (35,433)
  Capital gain
   distribution............  1,577     5,977
                            ------   -------
     Increase (decrease)
       in net assets
       from operations..... 12,345   (28,264)
                            ------   -------
From capital
  transactions (note 4):
  Net premiums.............     --        --
  Death benefits...........     --        --
  Surrenders............... (1,517)   (2,473)
  Administrative expenses..    (48)      (94)
  Transfers between
   subaccounts
   (including fixed
   account), net........... (2,071)  (18,973)
                            ------   -------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (3,636)  (21,540)
                            ------   -------
Increase (decrease) in
  net assets...............  8,709   (49,804)
Net assets at beginning
  of year.................. 36,568    86,372
                            ------   -------
Net assets at end of year.. 45,277    36,568
                            ======   =======
Change in units (note 5):
  Units purchased..........     29       235
  Units redeemed...........   (377)   (1,828)
                            ------   -------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (348)   (1,593)
                            ======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                                     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                            ----------------------------------------------------------------------------------
                                                      TEMPLETON GLOBAL  TEMPLETON GLOBAL
                               TEMPLETON FOREIGN      ASSET ALLOCATION   BOND SECURITIES    TEMPLETON GROWTH
                               SECURITIES FUND --         FUND --            FUND --       SECURITIES FUND --
                                 CLASS 2 SHARES        CLASS 2 SHARES    CLASS 1 SHARES      CLASS 2 SHARES
                            -----------------------  -----------------  ----------------  --------------------
                                                                     YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------------------------
                                2009        2008       2009     2008      2009     2008      2009       2008
                            -----------  ----------  -------  --------  -------  -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $    53,030      79,919   36,367    66,304    6,121    1,439     34,229      6,935
  Net realized gain
   (loss) on investments...     (73,695) (1,029,578) (76,277)  (99,050)   2,427    6,664    (10,145)  (152,878)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............     887,202  (2,061,975) 118,316  (247,083)  (1,365)  (4,911)   649,394   (914,561)
  Capital gain
   distribution............     134,284     440,895    7,003    82,070       --       --         --    124,676
                            -----------  ----------  -------  --------  -------  -------  ---------  ---------
     Increase (decrease)
       in net assets
       from operations.....   1,000,821  (2,570,739)  85,409  (197,759)   7,183    3,192    673,478   (935,828)
                            -----------  ----------  -------  --------  -------  -------  ---------  ---------
From capital
  transactions (note 4):
  Net premiums.............       2,076     580,065       80    16,380       10       --    249,168    150,672
  Death benefits...........     (18,390)     (5,835)      --        --       --       --         --         --
  Surrenders...............    (132,148)   (173,688) (14,410)  (49,689) (19,706) (39,537)   (85,990)   (51,863)
  Administrative expenses..      (2,045)     (2,440)    (496)     (579)     (71)     (51)    (4,106)    (2,622)
  Transfers between
   subaccounts
   (including fixed
   account), net...........     (84,433)   (494,974) (20,513)  (83,597)  24,401   (4,053)   (28,191)   988,660
                            -----------  ----------  -------  --------  -------  -------  ---------  ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........    (234,940)    (96,872) (35,339) (117,485)   4,634  (43,641)   130,881  1,084,847
                            -----------  ----------  -------  --------  -------  -------  ---------  ---------
Increase (decrease) in
  net assets...............     765,881  (2,667,611)  50,070  (315,244)  11,817  (40,449)   804,359    149,019
Net assets at beginning
  of year..................   3,020,701   5,688,312  477,162   792,406   46,346   86,795  2,215,432  2,066,413
                            -----------  ----------  -------  --------  -------  -------  ---------  ---------
Net assets at end of year.. $ 3,786,582   3,020,701  527,232   477,162   58,163   46,346  3,019,791  2,215,432
                            ===========  ==========  =======  ========  =======  =======  =========  =========
Change in units (note 5):
  Units purchased..........   1,831,243   1,124,224    3,241     2,395    1,862      497    862,074    306,626
  Units redeemed...........  (1,862,290) (1,151,346)  (5,827)   (9,798)  (1,604)  (4,090)  (839,127)  (131,525)
                            -----------  ----------  -------  --------  -------  -------  ---------  ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     (31,047)    (27,122)  (2,586)   (7,403)     258   (3,593)    22,947    175,101
                            ===========  ==========  =======  ========  =======  =======  =========  =========

                               GE INVESTMENTS
                                 FUNDS, INC.
                            --------------------

                                 CORE VALUE
                               EQUITY FUND --
                               CLASS 1 SHARES
                            --------------------

                            ---------------------
                               2009       2008
                            ---------  ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............    (4,272)    (5,302)
  Net realized gain
   (loss) on investments...   (68,180)   (29,027)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   355,044   (653,872)
  Capital gain
   distribution............        --     38,477
                            ---------  ---------
     Increase (decrease)
       in net assets
       from operations.....   282,592   (649,724)
                            ---------  ---------
From capital
  transactions (note 4):
  Net premiums.............    85,741     70,549
  Death benefits...........   (10,124)   (11,666)
  Surrenders...............  (128,211)  (147,760)
  Administrative expenses..    (1,792)      (897)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    89,832   (154,444)
                            ---------  ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........    35,446   (244,218)
                            ---------  ---------
Increase (decrease) in
  net assets...............   318,038   (893,942)
Net assets at beginning
  of year.................. 1,238,688  2,132,630
                            ---------  ---------
Net assets at end of year.. 1,556,726  1,238,688
                            =========  =========
Change in units (note 5):
  Units purchased..........    25,760     15,166
  Units redeemed...........   (20,256)   (32,582)
                            ---------  ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     5,504    (17,416)
                            =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                 GE INVESTMENTS FUNDS, INC. (CONTINUED)
                            -------------------------------------------------------------------------------------------
                                                      INTERNATIONAL           MID-CAP
                                INCOME FUND --        EQUITY FUND --       EQUITY FUND --
                                CLASS 1 SHARES        CLASS 1 SHARES       CLASS 1 SHARES         MONEY MARKET FUND
                            ----------------------  -----------------  ---------------------  ------------------------
                                                                         YEAR ENDED DECEMBER 31,
                            -------------------------------------------------------------------------------------------
                               2009        2008       2009     2008       2009       2008         2009         2008
                            ----------  ----------  -------  --------  ---------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   55,721     109,461      270     6,267    (32,358)    (86,276)    (365,874)      73,180
  Net realized gain
   (loss) on investments...   (143,991)   (139,911) (75,008)    8,340   (174,241) (1,833,247)          (1)          --
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    220,054    (189,282)  94,609  (195,712) 1,033,301  (1,037,861)           1           --
  Capital gain
   distribution............         --          --       --    90,510         --      43,524           --           --
                            ----------  ----------  -------  --------  ---------  ----------  -----------  -----------
     Increase (decrease)
       in net assets
       from operations.....    131,784    (219,732)  19,871   (90,595)   826,702  (2,913,860)    (365,874)      73,180
                            ----------  ----------  -------  --------  ---------  ----------  -----------  -----------
From capital
  transactions (note 4):
  Net premiums.............     14,045     383,650       --        --     (8,579)  1,643,137    9,721,288   15,947,575
  Death benefits...........    (50,048)         --   (3,065)       --        356     (15,496)  (7,744,331) (11,177,042)
  Surrenders...............   (462,333)   (366,218)  (5,573)   (9,924)  (322,291)   (736,272)  (5,853,113)  (4,366,542)
  Administrative expenses..     (4,720)     (3,071)     (92)     (130)    (3,645)     (8,205)     (86,363)     (38,593)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (146,236)   (840,062) (49,928)  (18,312)    10,931  (2,618,715)   1,732,584   18,775,426
                            ----------  ----------  -------  --------  ---------  ----------  -----------  -----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (649,292)   (825,701) (58,658)  (28,366)  (323,228) (1,735,551)  (2,229,935)  19,140,824
                            ----------  ----------  -------  --------  ---------  ----------  -----------  -----------
Increase (decrease) in
  net assets...............   (517,508) (1,045,433) (38,787) (118,961)   503,474  (4,649,411)  (2,595,809)  19,214,004
Net assets at beginning
  of year..................  2,728,200   3,773,633  101,156   220,117  2,303,732   6,953,143   30,508,526   11,294,522
                            ----------  ----------  -------  --------  ---------  ----------  -----------  -----------
Net assets at end of year.. $2,210,692   2,728,200   62,369   101,156  2,807,206   2,303,732   27,912,717   30,508,526
                            ==========  ==========  =======  ========  =========  ==========  ===========  ===========
Change in units (note 5):
  Units purchased..........     25,196     125,048      282     4,301     37,343     568,853   23,245,574   24,643,972
  Units redeemed...........    (81,716)   (193,152)  (6,094)   (6,147)   (68,600)   (800,276) (20,026,791) (16,345,548)
                            ----------  ----------  -------  --------  ---------  ----------  -----------  -----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (56,520)    (68,104)  (5,812)   (1,846)   (31,257)   (231,423)   3,218,783    8,298,424
                            ==========  ==========  =======  ========  =========  ==========  ===========  ===========

                            ---------------------
                               PREMIER GROWTH
                               EQUITY FUND --
                               CLASS 1 SHARES
                            --------------------

                            ---------------------
                               2009       2008
                            ---------  ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   (11,594)   (16,001)
  Net realized gain
   (loss) on investments...   (35,694)    (5,676)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   346,253   (597,710)
  Capital gain
   distribution............        --     53,775
                            ---------  ---------
     Increase (decrease)
       in net assets
       from operations.....   298,965   (565,612)
                            ---------  ---------
From capital
  transactions (note 4):
  Net premiums.............       407      8,001
  Death benefits...........        --         --
  Surrenders...............   (24,404)  (208,498)
  Administrative expenses..      (680)    (1,111)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (53,252)  (188,439)
                            ---------  ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (77,929)  (390,047)
                            ---------  ---------
Increase (decrease) in
  net assets...............   221,036   (955,659)
Net assets at beginning
  of year..................   863,200  1,818,859
                            ---------  ---------
Net assets at end of year.. 1,084,236    863,200
                            =========  =========
Change in units (note 5):
  Units purchased..........     2,440      5,072
  Units redeemed...........   (12,725)   (45,447)
                            ---------  ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (10,285)   (40,375)
                            =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                      GE INVESTMENTS FUNDS, INC. (CONTINUED)
                            ------------------------------------------------------------------------------------------------
                                  REAL ESTATE
                              SECURITIES FUND --                                SMALL-CAP EQUITY          TOTAL RETURN
                                CLASS 1 SHARES       S&P 500(R) INDEX FUND   FUND -- CLASS 1 SHARES  FUND -- CLASS 1 SHARES
                            ----------------------  -----------------------  ---------------------  -----------------------
                                                                             YEAR ENDED DECEMBER 31,
                            ------------------------------------------------------------------------------------------------
                               2009        2008        2009         2008        2009       2008        2009         2008
                            ----------  ----------  ----------  -----------  ---------  ----------  ----------  -----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $  133,587     185,533     100,602      (18,115)   (38,557)    (48,874)    (23,335)      51,201
  Net realized gain
   (loss) on investments...   (444,642)   (916,960)   (826,939)  (1,690,822)  (384,900)   (436,886) (1,750,219)      82,645
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  1,652,040    (281,617)  4,042,296  (11,880,130) 1,076,502  (1,293,023)  4,408,026   (9,267,396)
  Capital gain
   distribution............         --          --          --       79,826         --      18,557          --      100,817
                            ----------  ----------  ----------  -----------  ---------  ----------  ----------  -----------
     Increase (decrease)
       in net assets
       from operations.....  1,340,985  (1,013,044)  3,315,959  (13,509,241)   653,045  (1,760,226)  2,634,472   (9,032,733)
                            ----------  ----------  ----------  -----------  ---------  ----------  ----------  -----------
From capital
  transactions (note 4):
  Net premiums.............    451,289     393,347      20,906    3,038,354     10,312      80,790     559,715      780,025
  Death benefits...........     (2,526)      1,708     (54,917)    (107,692)    (9,091)    (19,770)    (14,784)          --
  Surrenders...............   (204,438)   (323,281) (1,557,957)  (4,023,154)  (265,812)   (520,044)   (739,172)  (2,088,577)
  Administrative expenses..    (14,212)     (3,941)    (20,511)     (42,852)    (1,867)     (3,086)    (17,530)     (34,244)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (470,584)    736,203     412,412  (12,854,496)   (36,006) (1,307,213) (4,375,935)  (5,126,560)
                            ----------  ----------  ----------  -----------  ---------  ----------  ----------  -----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (240,471)    804,036  (1,200,067) (13,989,840)  (302,464) (1,769,323) (4,587,706)  (6,469,356)
                            ----------  ----------  ----------  -----------  ---------  ----------  ----------  -----------
Increase (decrease) in
  net assets...............  1,100,514    (209,008)  2,115,892  (27,499,081)   350,581  (3,529,549) (1,953,234) (15,502,089)
Net assets at beginning
  of year..................  3,530,206   3,739,214  14,564,212   42,063,293  2,451,113   5,980,662  18,765,210   34,267,299
                            ----------  ----------  ----------  -----------  ---------  ----------  ----------  -----------
Net assets at end of year.. $4,630,720   3,530,206  16,680,104   14,564,212  2,801,694   2,451,113  16,811,976   18,765,210
                            ==========  ==========  ==========  ===========  =========  ==========  ==========  ===========
Change in units (note 5):
  Units purchased..........    405,080     395,940     213,722    1,129,378     36,551      48,489     208,207      306,827
  Units redeemed...........   (394,211)   (161,098)   (370,786)  (2,689,064)   (65,310)   (180,027)   (650,276)    (791,449)
                            ----------  ----------  ----------  -----------  ---------  ----------  ----------  -----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     10,869     234,842    (157,064)  (1,559,686)   (28,759)   (131,538)   (442,069)    (484,622)
                            ==========  ==========  ==========  ===========  =========  ==========  ==========  ===========

                            -------------------------

                                  TOTAL RETURN
                             FUND -- CLASS 3 SHARES
                            ------------------------

                            -------------------------
                                2009         2008
                            -----------  -----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............    (534,873)     199,052
  Net realized gain
   (loss) on investments...  (3,737,089)  (4,885,844)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  22,509,579  (36,489,379)
  Capital gain
   distribution............          --      531,138
                            -----------  -----------
     Increase (decrease)
       in net assets
       from operations.....  18,237,617  (40,645,033)
                            -----------  -----------
From capital
  transactions (note 4):
  Net premiums.............   6,136,833   46,679,609
  Death benefits...........     (56,139)    (140,302)
  Surrenders...............  (3,868,077)  (4,039,409)
  Administrative expenses..    (427,083)    (212,689)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   2,300,712   (4,770,139)
                            -----------  -----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   4,086,246   37,517,070
                            -----------  -----------
Increase (decrease) in
  net assets...............  22,323,863   (3,127,963)
Net assets at beginning
  of year..................  98,632,940  101,760,903
                            -----------  -----------
Net assets at end of year.. 120,956,803   98,632,940
                            ===========  ===========
Change in units (note 5):
  Units purchased..........   4,451,235    8,697,812
  Units redeemed...........  (3,892,882)  (4,657,072)
                            -----------  -----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     558,353    4,040,740
                            ===========  ===========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 GE INVESTMENTS
                                  FUNDS, INC.
                                  (CONTINUED)
                             ---------------------  ----------------------------

                                  U.S. EQUITY         GENWORTH CALAMOS GROWTH
                             FUND --CLASS 1 SHARES     FUND -- SERVICE SHARES
                             ---------------------  ---------------------------
                                   YEAR ENDED                      PERIOD FROM
                                  DECEMBER 31,       YEAR ENDED  SEPTEMBER 08 TO
                             ---------------------  DECEMBER 31,  DECEMBER 31,
                                2009        2008        2009          2008
                             ----------  ---------  ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (3,815)     3,343       (506)          (10)
 Net realized gain
   (loss) on investments....    (40,085)   (21,665)     1,438             4
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    320,005   (564,512)    13,284           372
 Capital gain
   distribution.............         --     10,654         --            --
                             ----------  ---------     ------         -----
    Increase (decrease)
     in net assets from
     operations.............    276,105   (572,180)    14,216           366
                             ----------  ---------     ------         -----
From capital
 transactions (note 4):
 Net premiums...............      3,610    175,720     11,419         8,000
 Death benefits.............         --     (4,382)        --            --
 Surrenders.................    (78,618)  (205,583)        --            --
 Administrative expenses....     (1,912)      (802)      (201)           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     (6,869)  (170,773)    18,809           329
                             ----------  ---------     ------         -----
    Increase (decrease)
     in net assets from
     capital transactions...    (83,789)  (205,820)    30,027         8,329
                             ----------  ---------     ------         -----
Increase (decrease) in
 net assets.................    192,316   (778,000)    44,243         8,695
Net assets at beginning
 of year....................    989,620  1,767,620      8,695            --
                             ----------  ---------     ------         -----
Net assets at end of year... $1,181,936    989,620     52,938         8,695
                             ==========  =========     ======         =====
Change in units (note 5):
 Units purchased............      4,747     32,573      5,509         1,369
 Units redeemed.............    (14,832)   (45,003)    (1,298)          (17)
                             ----------  ---------     ------         -----
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (10,085)   (12,430)     4,211         1,352
                             ==========  =========     ======         =====


                                          GENWORTH VARIABLE INSURANCE TRUST
                             --------------------------------------------------------------------------------------
                              GENWORTH COLUMBIA MID CAP                                    GENWORTH EATON VANCE
                                    VALUE FUND --          GENWORTH DAVIS NY VENTURE     LARGE CAP VALUE FUND --
                                    SERVICE SHARES           FUND -- SERVICE SHARES           SERVICE SHARES
                             ---------------------------  ---------------------------  ---------------------------
                                            PERIOD FROM                  PERIOD FROM                  PERIOD FROM
                              YEAR ENDED  SEPTEMBER 08 TO  YEAR ENDED  SEPTEMBER 08 TO  YEAR ENDED  SEPTEMBER 08 TO
                             DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                 2009          2008           2009          2008           2009          2008
                             ------------ --------------- ------------ --------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (27,391)         5,185       (3,362)           166         (28,713)        8,148
 Net realized gain
   (loss) on investments....    149,630        (13,586)      22,495            (51)        194,706        12,515
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    779,048        (16,950)      59,657          1,708       1,249,660       287,947
 Capital gain
   distribution.............         --             --           --             --              --            --
                              ---------      ---------      -------        -------      ----------     ---------
    Increase (decrease)
     in net assets from
     operations.............    901,287        (25,351)      78,790          1,823       1,415,653       308,610
                              ---------      ---------      -------        -------      ----------     ---------
From capital
 transactions (note 4):
 Net premiums...............    608,711        241,263      170,048        244,797       1,887,944       867,753
 Death benefits.............       (734)            --           --             --          (1,736)           --
 Surrenders.................   (118,377)       (12,826)      (1,527)            --        (307,510)      (35,115)
 Administrative expenses....    (16,889)        (2,401)      (2,173)            --         (49,613)       (6,987)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (77,936)     2,318,079      (51,826)         4,696         792,259     5,724,714
                              ---------      ---------      -------        -------      ----------     ---------
    Increase (decrease)
     in net assets from
     capital transactions...    394,775      2,544,115      114,522        249,493       2,321,344     6,550,365
                              ---------      ---------      -------        -------      ----------     ---------
Increase (decrease) in
 net assets.................  1,296,062      2,518,764      193,312        251,316       3,736,997     6,858,975
Net assets at beginning
 of year....................  2,518,764             --      251,316             --       6,858,975            --
                              ---------      ---------      -------        -------      ----------     ---------
Net assets at end of year...  3,814,826      2,518,764      444,628        251,316      10,595,972     6,858,975
                              =========      =========      =======        =======      ==========     =========
Change in units (note 5):
 Units purchased............    470,393        448,695       38,574         35,857       1,146,995     1,071,659
 Units redeemed.............   (406,748)       (65,205)     (25,177)           (41)       (827,689)     (167,514)
                              ---------      ---------      -------        -------      ----------     ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     63,645        383,490       13,397         35,816         319,306       904,145
                              =========      =========      =======        =======      ==========     =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                             GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                                         --------------------------------------------------------------------------------------
                                                                          GENWORTH LEGG MASON
                                            GENWORTH GOLDMAN SACHS       CLEARBRIDGE AGGRESSIVE
                                           ENHANCED CORE BOND INDEX              GROWTH             GENWORTH PIMCO STOCKSPLUS
                                            FUND -- SERVICE SHARES       FUND -- SERVICE SHARES       FUND -- SERVICE SHARES
                                         ---------------------------  ---------------------------  ---------------------------
                                                        PERIOD FROM                  PERIOD FROM                  PERIOD FROM
                                          YEAR ENDED  SEPTEMBER 08 TO  YEAR ENDED  SEPTEMBER 08 TO  YEAR ENDED  SEPTEMBER 08 TO
                                         DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                             2009          2008           2009          2008           2009          2008
                                         ------------ --------------- ------------ --------------- ------------ ---------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)........ $   382,655        22,452       (164,896)      (21,351)     1,199,390       329,600
 Net realized gain (loss) on
   investments..........................     228,526        27,384        701,511        37,470        741,647         9,309
 Change in unrealized appreciation
   (depreciation) on investments........    (119,382)      339,100      2,272,971       552,814      2,167,939      (477,017)
 Capital gain distribution..............       5,377            --             --            --        870,484       483,994
                                         -----------     ---------     ----------     ---------     ----------    ----------
    Increase (decrease) in net
     assets from operations.............     497,176       388,936      2,809,586       568,933      4,979,460       345,886
                                         -----------     ---------     ----------     ---------     ----------    ----------
From capital transactions (note 4):
 Net premiums...........................   2,013,846       720,434      1,927,737       781,823      2,703,765     1,085,534
 Death benefits.........................      (1,608)           --         (2,112)           --         (2,964)           --
 Surrenders.............................    (333,894)      (43,789)      (366,096)      (41,818)      (498,160)      (56,143)
 Administrative expenses................     (46,214)       (6,377)       (55,999)       (8,320)       (77,767)      (11,259)
 Transfers between subaccounts
   (including fixed account), net.......   1,626,625     5,525,914       (264,571)    6,708,600     (1,526,949)    9,394,973
                                         -----------     ---------     ----------     ---------     ----------    ----------
    Increase (decrease) in net
     assets from capital transactions...   3,258,755     6,196,182      1,238,959     7,440,285        597,925    10,413,105
                                         -----------     ---------     ----------     ---------     ----------    ----------
Increase (decrease) in net assets.......   3,755,931     6,585,118      4,048,545     8,009,218      5,577,385    10,758,991
Net assets at beginning of year.........   6,585,118            --      8,009,218            --     10,758,991            --
                                         -----------     ---------     ----------     ---------     ----------    ----------
Net assets at end of year............... $10,341,049     6,585,118     12,057,763     8,009,218     16,336,376    10,758,991
                                         ===========     =========     ==========     =========     ==========    ==========
Change in units (note 5):
 Units purchased........................     907,330       773,978      1,166,321     1,301,698      1,511,205     1,761,727
 Units redeemed.........................    (613,754)     (151,161)    (1,007,875)     (228,071)    (1,421,503)     (274,048)
                                         -----------     ---------     ----------     ---------     ----------    ----------
 Net increase (decrease) in units
   from capital transactions with
   contract owners......................     293,576       622,817        158,446     1,073,627         89,702     1,487,679
                                         ===========     =========     ==========     =========     ==========    ==========

                                               GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                                         ---------------------------------------------------------
                                               GENWORTH PUTNAM
                                            INTERNATIONAL CAPITAL          GENWORTH THORNBURG
                                                OPPORTUNITIES             INTERNATIONAL VALUE
                                            FUND -- SERVICE SHARES       FUND -- SERVICE SHARES
                                         ---------------------------  ---------------------------
                                                        PERIOD FROM                  PERIOD FROM
                                          YEAR ENDED  SEPTEMBER 08 TO  YEAR ENDED  SEPTEMBER 08 TO
                                         DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                             2009          2008           2009          2008
                                         ------------ --------------- ------------ ---------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)........    408,513         (9,075)      (54,725)           464
 Net realized gain (loss) on
   investments..........................    506,605          8,775       223,106         15,333
 Change in unrealized appreciation
   (depreciation) on investments........    604,271        232,097       673,548        174,028
 Capital gain distribution..............      1,187             --            --             --
                                          ---------      ---------     ---------      ---------
    Increase (decrease) in net
     assets from operations.............  1,520,576        231,797       841,929        189,825
                                          ---------      ---------     ---------      ---------
From capital transactions (note 4):
 Net premiums...........................    734,112        289,910       739,098        260,756
 Death benefits.........................       (813)            --          (747)            --
 Surrenders.............................   (131,271)       (15,239)     (118,048)       (17,063)
 Administrative expenses................    (21,136)        (3,069)      (17,094)        (2,503)
 Transfers between subaccounts
   (including fixed account), net.......   (592,519)     2,397,601         7,872      2,103,353
                                          ---------      ---------     ---------      ---------
    Increase (decrease) in net
     assets from capital transactions...    (11,627)     2,669,203       611,081      2,344,543
                                          ---------      ---------     ---------      ---------
Increase (decrease) in net assets.......  1,508,949      2,901,000     1,453,010      2,534,368
Net assets at beginning of year.........  2,901,000             --     2,534,368             --
                                          ---------      ---------     ---------      ---------
Net assets at end of year...............  4,409,949      2,901,000     3,987,378      2,534,368
                                          =========      =========     =========      =========
Change in units (note 5):
 Units purchased........................    403,740        511,615       397,276        409,666
 Units redeemed.........................   (409,143)       (89,385)     (323,568)       (77,917)
                                          ---------      ---------     ---------      ---------
 Net increase (decrease) in units
   from capital transactions with
   contract owners......................     (5,403)       422,230        73,708        331,749
                                          =========      =========     =========      =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            GOLDMAN SACHS VARIABLE INSURANCE TRUST
                            --------------------------------------  -------------------------
                              GOLDMAN SACHS     GOLDMAN SACHS MID
                                  GROWTH               CAP
                             AND INCOME FUND        VALUE FUND       JPMORGAN BOND PORTFOLIO
                            -----------------  -------------------  ------------------------
                                                                    PERIOD FROM
                                    YEAR ENDED DECEMBER 31,         JANUARY 1 TO  YEAR ENDED
                            --------------------------------------   APRIL 27,   DECEMBER 31,
                              2009     2008      2009       2008        2009         2008
                            -------  --------  --------  ---------  ------------ ------------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   328       434     1,120     (7,595)      82,606     122,034
  Net realized gain
   (loss) on investments...  (1,050)    2,408   (83,375)   (97,476)    (465,218)   (166,114)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  14,081   (52,118)  297,803   (412,203)     357,768    (250,262)
  Capital gain
   distribution............      --        11        --      1,917           --          --
                            -------  --------  --------  ---------   ----------   ---------
     Increase (decrease)
       in net assets
       from operations.....  13,359   (49,265)  215,548   (515,357)     (24,844)   (294,342)
                            -------  --------  --------  ---------   ----------   ---------
From capital
  transactions (note 4):
  Net premiums.............      --        --       300      6,805          447       6,403
  Death benefits...........      --        --    (2,800)        --           --          --
  Surrenders...............  (2,531)  (63,914)  (45,468)  (342,476)     (39,406)   (165,369)
  Administrative expenses..     (69)      (74)     (504)      (831)        (297)     (1,425)
  Transfers between
   subaccounts
   (including fixed
   account), net...........      (5)   (2,442) (111,545)   (98,351)  (1,234,028)   (218,808)
                            -------  --------  --------  ---------   ----------   ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (2,605)  (66,430) (160,017)  (434,853)  (1,273,284)   (379,199)
                            -------  --------  --------  ---------   ----------   ---------
Increase (decrease) in
  net assets...............  10,754  (115,695)   55,531   (950,210)  (1,298,128)   (673,541)
Net assets at beginning
  of year..................  81,108   196,803   743,814  1,694,024    1,298,128   1,971,669
                            -------  --------  --------  ---------   ----------   ---------
Net assets at end of year.. $91,862    81,108   799,345    743,814           --   1,298,128
                            =======  ========  ========  =========   ==========   =========
Change in units (note 5):
  Units purchased..........      --       224     2,999     40,656        4,915      66,297
  Units redeemed...........    (283)   (5,712)  (17,191)   (61,516)    (147,249)   (102,762)
                            -------  --------  --------  ---------   ----------   ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (283)   (5,488)  (14,192)   (20,860)    (142,334)    (36,465)
                            =======  ========  ========  =========   ==========   =========

                            J.P. MORGAN SERIES TRUST II
                            ---------------------------------------------------

                             JPMORGAN INTERNATIONAL    JPMORGAN MID CAP VALUE
                                EQUITY PORTFOLIO              PORTFOLIO
                            ------------------------  ------------------------
                            PERIOD FROM               PERIOD FROM
                            JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED
                             APRIL 27,   DECEMBER 31,  APRIL 27,   DECEMBER 31,
                                2009         2008         2009         2008
                            ------------ ------------ ------------ ------------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............      5,654        1,570        30,112       (3,064)
  Net realized gain
   (loss) on investments...   (106,292)     (95,345)     (637,953)    (134,610)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............     88,078     (167,209)      556,180   (1,144,667)
  Capital gain
   distribution............      6,134       71,008         3,353      202,269
                              --------     --------    ----------   ----------
     Increase (decrease)
       in net assets
       from operations.....     (6,426)    (189,976)      (48,308)  (1,080,072)
                              --------     --------    ----------   ----------
From capital
  transactions (note 4):
  Net premiums.............         --           --           200        7,924
  Death benefits...........         --           --            --      (35,111)
  Surrenders...............     (2,902)     (26,298)      (12,843)    (192,835)
  Administrative expenses..        (22)         (57)         (322)      (2,017)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (130,034)    (163,055)   (1,500,370)    (621,335)
                              --------     --------    ----------   ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (132,958)    (189,410)   (1,513,335)    (843,374)
                              --------     --------    ----------   ----------
Increase (decrease) in
  net assets...............   (139,384)    (379,386)   (1,561,643)  (1,923,446)
Net assets at beginning
  of year..................    139,384      518,770     1,561,643    3,485,089
                              --------     --------    ----------   ----------
Net assets at end of year..         --      139,384            --    1,561,643
                              ========     ========    ==========   ==========
Change in units (note 5):
  Units purchased..........        192        3,118         2,248       15,388
  Units redeemed...........    (11,681)     (16,260)     (126,267)     (73,017)
                              --------     --------    ----------   ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (11,489)     (13,142)     (124,019)     (57,629)
                              ========     ========    ==========   ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  J.P. MORGAN SERIES TRUST II (CONTINUED)
                            --------------------------------------------------  ----------------

                                                                                    JPMORGAN
                                                              JPMORGAN             INSURANCE
                                    JPMORGAN               U.S. LARGE CAP        TRUST BALANCED
                                  SMALL COMPANY              CORE EQUITY          PORTFOLIO --
                                    PORTFOLIO                 PORTFOLIO             CLASS 1
                            ------------------------  ------------------------  ---------------
                            PERIOD FROM               PERIOD FROM
                            JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED
                             APRIL 27,   DECEMBER 31,  APRIL 27,   DECEMBER 31, ----------------
                                2009         2008         2009         2008      2009     2008
                            ------------ ------------ ------------ ------------ ------  -------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............  $     181        2,282       1,787         (402)      248    2,598
  Net realized gain
   (loss) on investments...   (135,449)      (4,420)    (27,159)       2,642    (4,629) (11,459)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    116,607     (140,302)     23,552      (59,598)    8,189   (8,413)
  Capital gain
   distribution............      3,638       26,113          --           --        --    4,501
                             ---------     --------     -------      -------    ------  -------
     Increase (decrease)
       in net assets
       from operations.....    (15,023)    (116,327)     (1,820)     (57,358)    3,808  (12,773)
                             ---------     --------     -------      -------    ------  -------
From capital
  transactions (note 4):
  Net premiums.............         --        1,300          --           --        --       --
  Death benefits...........         --           --          --           --        --       --
  Surrenders...............     (1,381)     (23,059)     (3,326)     (39,472)     (152) (23,409)
  Administrative expenses..        (38)        (260)        (13)         (78)       (9)      --
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (216,051)     (31,477)    (89,266)         892    62,352    3,839
                             ---------     --------     -------      -------    ------  -------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (217,470)     (53,496)    (92,605)     (38,658)   62,191  (19,570)
                             ---------     --------     -------      -------    ------  -------
Increase (decrease) in
  net assets...............   (232,493)    (169,823)    (94,425)     (96,016)   65,999  (32,343)
Net assets at beginning
  of year..................    232,493      402,316      94,425      190,441    15,035   47,378
                             ---------     --------     -------      -------    ------  -------
Net assets at end of year..  $      --      232,493          --       94,425    81,034   15,035
                             =========     ========     =======      =======    ======  =======
Change in units (note 5):
  Units purchased..........        456        1,317         444          221     7,599      411
  Units redeemed...........    (20,647)      (4,511)     (9,978)      (3,177)   (1,459)  (2,837)
                             ---------     --------     -------      -------    ------  -------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (20,191)      (3,194)     (9,534)      (2,956)    6,140   (2,426)
                             =========     ========     =======      =======    ======  =======

                             JPMORGAN INSURANCE TRUST
                            -----------------------------------------
                                                        JPMORGAN
                                   JPMORGAN            INSURANCE
                                  INSURANCE        TRUST DIVERSIFIED
                               TRUST CORE BOND       MID CAP GROWTH
                                 PORTFOLIO --         PORTFOLIO --
                                   CLASS 1              CLASS 1
                            ---------------------  -----------------

                             YEAR ENDED DECEMBER 31,
                            -----------------------------------------
                               2009        2008      2009      2008
                            ----------  ---------  --------  -------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............     79,671     57,821    (6,502)     798
  Net realized gain
   (loss) on investments...    (20,379)   (31,929)   55,068   (4,395)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    186,675    (45,212)   73,882     (950)
  Capital gain
   distribution............         --         --        --    3,159
                            ----------  ---------  --------  -------
     Increase (decrease)
       in net assets
       from operations.....    245,967    (19,320)  122,448   (1,388)
                            ----------  ---------  --------  -------
From capital
  transactions (note 4):
  Net premiums.............      3,497    435,947       134    1,266
  Death benefits...........     (6,801)    (2,938)       --       --
  Surrenders...............   (203,325)   (61,649)  (17,184)  (1,870)
  Administrative expenses..     (2,454)    (1,173)     (236)    (107)
  Transfers between
   subaccounts
   (including fixed
   account), net...........  2,686,016   (334,159)   14,399  264,298
                            ----------  ---------  --------  -------
     Increase (decrease)
       in net assets
       from capital
       transactions........  2,476,933     36,028    (2,887) 263,587
                            ----------  ---------  --------  -------
Increase (decrease) in
  net assets...............  2,722,900     16,708   119,561  262,199
Net assets at beginning
  of year..................  1,569,285  1,552,577   303,624   41,425
                            ----------  ---------  --------  -------
Net assets at end of year..  4,292,185  1,569,285   423,185  303,624
                            ==========  =========  ========  =======
Change in units (note 5):
  Units purchased..........  1,598,626    636,091   225,787   68,927
  Units redeemed........... (1,375,015)  (634,622) (226,230) (24,560)
                            ----------  ---------  --------  -------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    223,611      1,469      (443)  44,367
                            ==========  =========  ========  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                            JPMORGAN INSURANCE TRUST (CONTINUED)
                            ---------------------------------------------------------------------------------------------------
                                                                             JPMORGAN
                                  JPMORGAN               JPMORGAN            INSURANCE        JPMORGAN            JPMORGAN
                              INSURANCE TRUST         INSURANCE TRUST          TRUST       INSURANCE TRUST     INSURANCE TRUST
                                EQUITY INDEX          GOVERNMENT BOND      INTERNATIONAL   INTREPID GROWTH    INTREPID MID CAP
                                PORTFOLIO --           PORTFOLIO --           EQUITY        PORTFOLIO --        PORTFOLIO --
                                  CLASS 1                 CLASS 1            PORTFOLIO         CLASS 1             CLASS 1
                            -------------------  ------------------------  ------------- ------------------  ------------------
                                 YEAR ENDED      PERIOD FROM                PERIOD FROM
                                DECEMBER 31,     JANUARY 1 TO  YEAR ENDED   APRIL 27 TO          YEAR ENDED DECEMBER 31,
                            -------------------   APRIL 27,   DECEMBER 31, DECEMBER 31,  --------------------------------------
                               2009      2008        2009         2008         2009        2009      2008      2009      2008
                            ---------  --------  ------------ ------------ ------------- --------  --------  --------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   4,142      (325)      66,519      45,922          576      (8,503)   (8,371)   (1,025)   (1,845)
  Net realized gain
   (loss) on investments...    23,195  (103,415)     (26,801)     28,642       14,924      44,581  (176,119)    8,814  (302,923)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   121,403  (137,002)     (58,015)     15,282       31,638     184,598  (235,592)  103,344  (131,591)
  Capital gain
   distribution............        --        --       16,562          --           --          --        --        --    58,695
                            ---------  --------   ----------   ---------      -------    --------  --------  --------  --------
     Increase (decrease)
       in net assets
       from operations.....   148,740  (240,742)      (1,735)     89,846       47,138     220,676  (420,082)  111,133  (377,664)
                            ---------  --------   ----------   ---------      -------    --------  --------  --------  --------
From capital
  transactions (note 4):
  Net premiums.............       268   123,616          135     290,749           --         335   253,735       134   162,151
  Death benefits...........        --    (1,318)          --      (2,962)          --          --    (2,147)       --    (1,729)
  Surrenders...............   (30,006)  (18,365)      (5,228)    (43,685)     (34,955)    (37,792)  (29,054)  (15,984)  (25,630)
  Administrative expenses..      (436)     (310)        (204)       (727)         (39)       (512)     (426)     (280)     (374)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (16,033)  186,560   (1,022,057)   (677,835)     142,985     (78,179)   52,654   (35,253) (217,835)
                            ---------  --------   ----------   ---------      -------    --------  --------  --------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (46,207)  290,183   (1,027,354)   (434,460)     107,991    (116,148)  274,762   (51,383)  (83,417)
                            ---------  --------   ----------   ---------      -------    --------  --------  --------  --------
Increase (decrease) in
  net assets...............   102,533    49,441   (1,029,089)   (344,614)     155,129     104,528  (145,320)   59,750  (461,081)
Net assets at beginning
  of year..................   588,685   539,244    1,029,089   1,373,703           --     721,073   866,393   344,204   805,285
                            ---------  --------   ----------   ---------      -------    --------  --------  --------  --------
Net assets at end of year.. $ 691,218   588,685           --   1,029,089      155,129     825,601   721,073   403,954   344,204
                            =========  ========   ==========   =========      =======    ========  ========  ========  ========
Change in units (note 5):
  Units purchased..........   597,060   270,550       67,821     552,273       35,339     748,596   393,807   407,002   309,063
  Units redeemed...........  (601,671) (231,558)    (155,737)   (591,238)     (24,192)   (762,873) (362,644) (413,652) (331,493)
                            ---------  --------   ----------   ---------      -------    --------  --------  --------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (4,611)   38,992      (87,916)    (38,965)      11,147     (14,277)   31,163    (6,650)  (22,430)
                            =========  ========   ==========   =========      =======    ========  ========  ========  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  JPMORGAN INSURANCE TRUST (CONTINUED)                     JANUS ASPEN SERIES
                            ------------------------------------------------  --------------------------------------------
                                              JPMORGAN
                                             INSURANCE
                               JPMORGAN        TRUST           JPMORGAN
                            INSURANCE TRUST  SMALL CAP     INSURANCE TRUST
                             MID CAP VALUE      CORE         U.S. EQUITY            BALANCED               BALANCED
                             PORTFOLIO --   PORTFOLIO --     PORTFOLIO --         PORTFOLIO --           PORTFOLIO --
                                CLASS 1       CLASS 1          CLASS 1        INSTITUTIONAL SHARES      SERVICE SHARES
                            --------------- ------------ -------------------  --------------------  ----------------------
                              PERIOD FROM   PERIOD FROM
                              APRIL 27 TO   APRIL 27 TO                       YEAR ENDED DECEMBER 31,
                             DECEMBER 31,   DECEMBER 31, -----------------------------------------------------------------
                                 2009           2009        2009      2008       2009       2008       2009        2008
                            --------------- ------------ ---------  --------  ---------  ---------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   $  (18,285)      (2,075)       6,460    34,485     26,825     25,020     109,281      69,685
  Net realized gain
   (loss) on investments...       70,952        8,212       28,702  (158,364)    (8,280)    41,196    (103,920)   (133,209)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............      372,525       55,022      246,296  (207,031)   286,256   (591,686)  1,884,046  (2,604,761)
  Capital gain
   distribution............           --           --           --    29,201     64,923    145,115     381,564     676,150
                              ----------      -------    ---------  --------  ---------  ---------  ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....      425,192       61,159      281,458  (301,709)   369,724   (380,355)  2,270,971  (1,992,135)
                              ----------      -------    ---------  --------  ---------  ---------  ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............        1,429           --          335   164,260         --     11,309   1,934,921   2,692,865
  Death benefits...........           --           --           --    (1,758)   (25,984)   (24,156)    (17,868)     (3,761)
  Surrenders...............     (140,591)      (5,906)     (40,237)  (37,752)  (142,151)  (318,715)   (759,079)   (872,579)
  Administrative expenses..       (1,276)        (168)        (647)     (435)    (1,591)    (1,668)    (33,634)    (13,939)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    1,507,494      212,577       36,732   245,432    (34,525)  (142,182)  1,165,428    (195,529)
                              ----------      -------    ---------  --------  ---------  ---------  ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........    1,367,056      206,503       (3,817)  369,747   (204,251)  (475,412)  2,289,768   1,607,057
                              ----------      -------    ---------  --------  ---------  ---------  ----------  ----------
Increase (decrease) in
  net assets...............    1,792,248      267,662      277,641    68,038    165,473   (855,767)  4,560,739    (385,078)
Net assets at beginning
  of year..................           --           --      830,306   762,268  1,662,667  2,518,434   8,890,807   9,275,885
                              ----------      -------    ---------  --------  ---------  ---------  ----------  ----------
Net assets at end of year..   $1,792,248      267,662    1,107,947   830,306  1,828,140  1,662,667  13,451,546   8,890,807
                              ==========      =======    =========  ========  =========  =========  ==========  ==========
Change in units (note 5):
  Units purchased..........      362,021       52,942      707,548   334,980        398      5,012     652,251     530,096
  Units redeemed...........     (222,866)     (32,209)    (706,093) (287,856)   (13,245)   (33,915)   (402,138)   (354,910)
                              ----------      -------    ---------  --------  ---------  ---------  ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........      139,155       20,733        1,455    47,124    (12,847)   (28,903)    250,113     175,186
                              ==========      =======    =========  ========  =========  =========  ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                  JANUS ASPEN SERIES (CONTINUED)
                            --------------------------------------------------------------------------------------
                                  ENTERPRISE            ENTERPRISE       FLEXIBLE BOND              FORTY
                                 PORTFOLIO --          PORTFOLIO --      PORTFOLIO --            PORTFOLIO --
                             INSTITUTIONAL SHARES     SERVICE SHARES   INSTITUTIONAL SHARES  INSTITUTIONAL SHARES
                            ----------------------  -----------------  -------------------  ---------------------
                                                                      YEAR ENDED DECEMBER 31,
                            --------------------------------------------------------------------------------------
                               2009        2008       2009     2008      2009       2008       2009       2008
                            ----------  ----------  -------  --------   -------   -------   ---------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $  (13,453)    (17,832)  (1,893)   (3,039)   3,797      4,688     (18,757)    (27,172)
  Net realized gain
   (loss) on investments...    (79,424)   (161,780)   3,982    22,435    1,084     (2,030)    (11,059)    153,294
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    441,998    (683,529)  41,885  (135,636)  10,551      5,470     527,270  (1,196,342)
  Capital gain
   distribution............         --      84,885       --    12,146      117         --          --          --
                            ----------  ----------  -------  --------   -------   -------   ---------  ----------
     Increase (decrease)
       in net assets
       from operations.....    349,121    (778,256)  43,974  (104,094)  15,549      8,128     497,454  (1,070,220)
                            ----------  ----------  -------  --------   -------   -------   ---------  ----------
From capital
  transactions (note 4):
  Net premiums.............      3,731      12,126      168       168       --         --       1,144       1,419
  Death benefits...........    (24,597)     (9,376)    (147)  (16,924)      --         --      (6,186)     (1,321)
  Surrenders...............    (66,200)   (312,353)  (6,481)  (20,816) (43,976)   (67,613)    (87,795)   (590,064)
  Administrative expenses..     (1,356)     (1,613)     (28)      (24)     (81)       (65)     (1,265)     (1,474)
  Transfers between
   subaccounts
   (including fixed
   account), net...........        203     (98,825) (19,688)  (16,282)   5,175     (8,035)     (1,637)    (57,338)
                            ----------  ----------  -------  --------   -------   -------   ---------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........    (88,219)   (410,041) (26,176)  (53,878) (38,882)   (75,713)    (95,739)   (648,778)
                            ----------  ----------  -------  --------   -------   -------   ---------  ----------
Increase (decrease) in
  net assets...............    260,902  (1,188,297)  17,798  (157,972) (23,333)   (67,585)    401,715  (1,718,998)
Net assets at beginning
  of year..................    868,035   2,056,332  115,592   273,564  156,402    223,987   1,189,111   2,908,109
                            ----------  ----------  -------  --------   -------   -------   ---------  ----------
Net assets at end of year.. $1,128,937     868,035  133,390   115,592  133,069    156,402   1,590,826   1,189,111
                            ==========  ==========  =======  ========   =======   =======   =========  ==========
Change in units (note 5):
  Units purchased..........        634       3,960       37       851      549        768       2,376       1,019
  Units redeemed...........     (8,698)    (32,376)  (2,895)   (5,290)  (2,990)    (5,871)     (9,536)    (35,103)
                            ----------  ----------  -------  --------   -------   -------   ---------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     (8,064)    (28,416)  (2,858)   (4,439)  (2,441)    (5,103)     (7,160)    (34,084)
                            ==========  ==========  =======  ========   =======   =======   =========  ==========

                            -----------------------
                                     FORTY
                                 PORTFOLIO --
                                SERVICE SHARES
                            ----------------------

                            -----------------------
                               2009        2008
                            ----------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   (192,971)   (144,148)
  Net realized gain
   (loss) on investments...   (405,298)   (212,406)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  4,628,526  (4,382,310)
  Capital gain
   distribution............         --          --
                            ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....  4,030,257  (4,738,864)
                            ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............  2,232,154   5,679,808
  Death benefits...........     (2,197)    (11,287)
  Surrenders...............   (438,691)   (303,832)
  Administrative expenses..    (63,883)    (23,647)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (717,876)  2,694,849
                            ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........  1,009,507   8,035,891
                            ----------  ----------
Increase (decrease) in
  net assets...............  5,039,764   3,297,027
Net assets at beginning
  of year..................  9,156,879   5,859,852
                            ----------  ----------
Net assets at end of year.. 14,196,643   9,156,879
                            ==========  ==========
Change in units (note 5):
  Units purchased..........  1,201,801   1,839,817
  Units redeemed........... (1,061,548)   (913,027)
                            ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    140,253     926,790
                            ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                            JANUS ASPEN SERIES (CONTINUED)
                            ----------------------------------------------------------------------------------------------
                               GLOBAL LIFE          GLOBAL
                                 SCIENCES         TECHNOLOGY           JANUS               JANUS              OVERSEAS
                               PORTFOLIO --      PORTFOLIO --      PORTFOLIO --         PORTFOLIO --        PORTFOLIO --
                              SERVICE SHARES    SERVICE SHARES  INSTITUTIONAL SHARES   SERVICE SHARES   INSTITUTIONAL SHARES
                            -----------------  ---------------  ------------------   -----------------  -------------------
                                                                YEAR ENDED DECEMBER 31,
                            ----------------------------------------------------------------------------------------------
                              2009      2008    2009     2008     2009       2008      2009     2008      2009      2008
                            --------  -------  ------  -------  -------   ---------  -------  --------  -------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $ (1,081)  (1,682)   (218)    (431)  (5,036)     (6,480)  (1,223)   (1,716)  (6,437)     13,979
  Net realized gain
   (loss) on investments...    9,098    7,610     481    9,983  (54,705)    (89,889)  (1,249)   26,405  (19,860)     98,544
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    5,625  (40,443)  5,815  (21,938) 235,306    (359,887)  34,461  (114,849) 424,389    (985,879)
  Capital gain
   distribution............    1,235       --      --       --       --          --       --        --   20,647     153,774
                            --------  -------  ------  -------  -------   ---------  -------  --------  -------  ----------
     Increase (decrease)
       in net assets
       from operations.....   14,877  (34,515)  6,078  (12,386) 175,565    (456,256)  31,989   (90,160) 418,739    (719,582)
                            --------  -------  ------  -------  -------   ---------  -------  --------  -------  ----------
From capital
  transactions (note 4):
  Net premiums.............       --       --     469        5      407         397       --        --       --          --
  Death benefits...........       --   (8,244)     --  (12,525) (44,709)    (37,689)      --        --   (7,620)     (8,504)
  Surrenders...............  (28,581)  (9,246) (2,240)  (2,367) (40,613)   (157,367) (14,670)  (48,840) (93,154)   (221,032)
  Administrative expenses..      (24)     (26)    (28)     (26)    (611)       (671)     (22)      (32)    (703)       (832)
  Transfers between
   subaccounts
   (including fixed
   account), net...........     (985)  (2,170)   (244) (14,293)     (14)     (5,835) (27,411)  (62,480)   5,818     (82,354)
                            --------  -------  ------  -------  -------   ---------  -------  --------  -------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (29,590) (19,686) (2,043) (29,206) (85,540)   (201,165) (42,103) (111,352) (95,659)   (312,722)
                            --------  -------  ------  -------  -------   ---------  -------  --------  -------  ----------
Increase (decrease) in
  net assets...............  (14,713) (54,201)  4,035  (41,592)  90,025    (657,421) (10,114) (201,512) 323,080  (1,032,304)
Net assets at beginning
  of year..................   71,999  126,200  11,420   53,012  567,612   1,225,033  120,779   322,291  597,257   1,629,561
                            --------  -------  ------  -------  -------   ---------  -------  --------  -------  ----------
Net assets at end of year.. $ 57,286   71,999  15,455   11,420  657,637     567,612  110,665   120,779  920,337     597,257
                            ========  =======  ======  =======  =======   =========  =======  ========  =======  ==========
Change in units (note 5):
  Units purchased..........      176      211      70      275      114       3,262    3,372     2,254      773       4,747
  Units redeemed...........   (2,830)  (1,817)   (363)  (3,018) (10,833)    (25,184)  (9,927)  (13,065)  (6,483)    (17,441)
                            --------  -------  ------  -------  -------   ---------  -------  --------  -------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (2,654)  (1,606)   (293)  (2,743) (10,719)    (21,922)  (6,555)  (10,811)  (5,710)    (12,694)
                            ========  =======  ======  =======  =======   =========  =======  ========  =======  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           JANUS ASPEN SERIES (CONTINUED)
                            -----------------------------------------------------------




                                  OVERSEAS             WORLDWIDE           WORLDWIDE
                                PORTFOLIO --         PORTFOLIO --         PORTFOLIO --
                               SERVICE SHARES     INSTITUTIONAL SHARES   SERVICE SHARES
                            --------------------  ------------------   -----------------
                                                                 YEAR ENDED DECEMBER 31,
                            -------------------------------------------------------------
                               2009       2008      2009       2008      2009     2008
                            ---------  ---------  -------   ---------  -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $  (8,549)    12,338      (17)     (2,842)    (753)   (2,460)
  Net realized gain
   (loss) on investments...    24,731     33,339  (91,541)   (108,723)  (8,156)    8,856
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   374,442   (930,899) 305,546    (517,524)  87,190  (236,082)
  Capital gain
   distribution............    21,225    157,370       --          --       --        --
                            ---------  ---------  -------   ---------  -------  --------
     Increase (decrease)
       in net assets
       from operations.....   411,849   (727,852) 213,988    (629,089)  78,281  (229,686)
                            ---------  ---------  -------   ---------  -------  --------
From capital
  transactions (note 4):
  Net premiums.............        --         --    1,218         817      168    17,128
  Death benefits...........        --    (12,081)     210        (880)      --   (11,580)
  Surrenders...............   (94,969)   (28,985) (92,646)   (209,693) (30,596) (118,134)
  Administrative expenses..      (404)      (450)    (642)       (753)     (66)      (77)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (26,456)   (56,688)  (7,899)     (2,259)  11,402    23,519
                            ---------  ---------  -------   ---------  -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (121,829)   (98,204) (99,759)   (212,768) (19,092)  (89,144)
                            ---------  ---------  -------   ---------  -------  --------
Increase (decrease) in
  net assets...............   290,020   (826,056) 114,229    (841,857)  59,189  (318,830)
Net assets at beginning
  of year..................   583,491  1,409,547  670,810   1,512,667  233,019   551,849
                            ---------  ---------  -------   ---------  -------  --------
Net assets at end of year.. $ 873,511    583,491  785,039     670,810  292,208   233,019
                            =========  =========  =======   =========  =======  ========
Change in units (note 5):
  Units purchased..........        63        516      537       2,759    3,160     9,353
  Units redeemed...........    (7,628)    (6,984) (14,144)    (25,460)  (6,259)  (20,786)
                            ---------  ---------  -------   ---------  -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (7,565)    (6,468) (13,607)    (22,701)  (3,099)  (11,433)
                            =========  =========  =======   =========  =======  ========

                            LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                            ----------------------------------------
                                 LEGG MASON
                                CLEARBRIDGE           LEGG MASON
                                  VARIABLE           CLEARBRIDGE
                                 AGGRESSIVE        VARIABLE EQUITY
                                   GROWTH           INCOME BUILDER
                                PORTFOLIO --         PORTFOLIO --
                                  CLASS II             CLASS I
                            ---------------------  -----------------

                            ----------------------------------------
                              2009        2008      2009      2008
                            --------   ---------   ------   -------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   (9,116)    (15,218)   1,038       856
  Net realized gain
   (loss) on investments... (119,045)    (13,960)  (3,657)   (6,542)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  284,409    (450,737)  13,256   (26,197)
  Capital gain
   distribution............       --          --       --       459
                            --------   ---------   ------   -------
     Increase (decrease)
       in net assets
       from operations.....  156,248    (479,915)  10,637   (31,424)
                            --------   ---------   ------   -------
From capital
  transactions (note 4):
  Net premiums.............      555      25,676       --        --
  Death benefits...........       --          --       88        --
  Surrenders............... (191,128)    (25,236)  (4,538)   (7,798)
  Administrative expenses..     (765)     (1,405)     (18)      (50)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    8,788     (91,197)     192   (15,233)
                            --------   ---------   ------   -------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (182,550)    (92,162)  (4,276)  (23,081)
                            --------   ---------   ------   -------
Increase (decrease) in
  net assets...............  (26,302)   (572,077)   6,361   (54,505)
Net assets at beginning
  of year..................  648,446   1,220,523   52,211   106,716
                            --------   ---------   ------   -------
Net assets at end of year..  622,144     648,446   58,572    52,211
                            ========   =========   ======   =======
Change in units (note 5):
  Units purchased..........   23,092      20,207       70        20
  Units redeemed...........  (45,741)    (28,767)    (675)   (2,538)
                            --------   ---------   ------   -------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........  (22,649)     (8,560)    (605)   (2,518)
                            ========   =========   ======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                        LEGG MASON
                                                                                     PARTNERS VARIABLE MFS(R) VARIABLE INSURANCE
                             LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CONTINUED)     INCOME TRUST            TRUST
                            -------------------------------------------------------  ----------------  ------------------------
                                 LEGG MASON          LEGG MASON
                                CLEARBRIDGE         CLEARBRIDGE        LEGG MASON       LEGG MASON
                                  VARIABLE            VARIABLE        CLEARBRIDGE      WESTERN ASSET
                               EQUITY INCOME        FUNDAMENTAL         VARIABLE         VARIABLE         MFS(R) INVESTORS
                                  BUILDER              VALUE           INVESTORS      STRATEGIC BOND           GROWTH
                                PORTFOLIO --        PORTFOLIO --      PORTFOLIO --     PORTFOLIO --        STOCK SERIES -
                                  CLASS II            CLASS I           CLASS I           CLASS I       SERVICE CLASS SHARES
                            -------------------  -----------------  ---------------  ----------------  ------------------------
                                                                 YEAR ENDED DECEMBER 31,
                            ---------------------------------------------------------------------------------------------------
                               2009      2008      2009     2008     2009     2008     2009     2008      2009         2008
                            ---------  --------  -------  --------  ------  -------  -------  -------   ---------   ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   6,496     4,582     (951)      250     166      (62)   2,292    3,621    (13,996)      (23,690)
  Net realized gain
   (loss) on investments...  (123,855)  (58,381) (25,954)  (26,654) (3,018)     222   (4,632)  (5,459)   (32,658)       61,709
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   224,787  (250,516) 117,458  (175,461)  9,904  (27,147)  12,448  (13,986)   442,091      (925,472)
  Capital gain
   distribution............        --     4,175       --       354      --    1,719       44       --         --        99,298
                            ---------  --------  -------  --------  ------  -------  -------  -------   ---------   ----------
     Increase (decrease)
       in net assets
       from operations.....   107,428  (300,140)  90,553  (201,511)  7,052  (25,268)  10,152  (15,824)   395,437      (788,155)
                            ---------  --------  -------  --------  ------  -------  -------  -------   ---------   ----------
From capital
  transactions (note 4):
  Net premiums.............        --        --    4,183     1,200      --       --       --       --      1,344        13,893
  Death benefits...........        --        --       --    (4,673)     --       --    1,546       --     (4,840)      (11,587)
  Surrenders...............    16,106   (61,700) (32,093)  (33,349) (4,951)  (7,545)  (5,578)  (3,695)   (72,321)     (291,987)
  Administrative expenses..      (418)     (515)    (462)     (520)    (40)     (50)     (44)     (44)    (1,027)       (1,464)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (50,158)   35,125    2,931   (36,234) (3,766)       3   (6,791)   1,409    (25,867)     (288,847)
                            ---------  --------  -------  --------  ------  -------  -------  -------   ---------   ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (34,470)  (27,090) (25,441)  (73,576) (8,757)  (7,592) (10,867)  (2,330)  (102,711)     (579,992)
                            ---------  --------  -------  --------  ------  -------  -------  -------   ---------   ----------
Increase (decrease) in
  net assets...............    72,958  (327,230)  65,112  (275,087) (1,705) (32,860)    (715) (18,154)   292,726    (1,368,147)
Net assets at beginning
  of year..................   497,797   825,027  330,957   606,044  41,210   74,070   62,369   80,523  1,163,127     2,531,274
                            ---------  --------  -------  --------  ------  -------  -------  -------   ---------   ----------
Net assets at end of year.. $ 570,755   497,797  396,069   330,957  39,505   41,210   61,654   62,369  1,455,853     1,163,127
                            =========  ========  =======  ========  ======  =======  =======  =======   =========   ==========
Change in units (note 5):
  Units purchased..........   121,876     7,697    4,321     7,488      --        1      200    1,143      8,820        21,978
  Units redeemed...........  (125,565)  (12,093)  (7,664)  (15,463)   (936)    (603)  (1,113)  (1,433)   (24,777)      (89,008)
                            ---------  --------  -------  --------  ------  -------  -------  -------   ---------   ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (3,689)   (4,396)  (3,343)   (7,975)   (936)    (602)    (913)    (290)   (15,957)      (67,030)
                            =========  ========  =======  ========  ======  =======  =======  =======   =========   ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                             MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                            ---------------------------------------------------------------------------------------
                               MFS(R) INVESTORS          MFS(R) NEW       MFS(R) STRATEGIC       MFS(R) TOTAL
                                TRUST SERIES --     DISCOVERY SERIES --   INCOME SERIES --     RETURN SERIES --
                                    SERVICE               SERVICE             SERVICE               SERVICE
                                 CLASS SHARES           CLASS SHARES        CLASS SHARES         CLASS SHARES
                            ----------------------  -------------------  -----------------  ----------------------
                                                                       YEAR ENDED DECEMBER 31,
                            ---------------------------------------------------------------------------------------
                               2009        2008       2009       2008      2009      2008      2009        2008
                            ----------  ----------  --------  ---------  --------  -------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   (2,487)    (16,539)  (10,605)    33,343    69,292   31,695     140,494     214,319
  Net realized gain
   (loss) on investments...    (77,558)    153,282   (44,935)   (44,998)    8,862  (37,938)   (378,076)   (733,387)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    392,266  (1,302,288)  380,385   (552,710)   90,304  (91,037)  1,985,925  (3,316,879)
  Capital gain
   distribution............         --     182,473        --    138,107        --       --          --     614,891
                            ----------  ----------  --------  ---------  --------  -------  ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....    312,221    (983,072)  324,845   (426,258)  168,458  (97,280)  1,748,343  (3,221,056)
                            ----------  ----------  --------  ---------  --------  -------  ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............      2,125      13,698        44     12,562     1,155    8,372   1,235,909   2,192,018
  Death benefits...........     (2,804)     (7,789)      657         72    (7,660)      --      (2,363)         --
  Surrenders...............   (117,746)   (328,863)  (83,834)   (48,636)  (39,540) (79,650)   (582,454)   (610,928)
  Administrative expenses..     (1,882)     (3,047)     (426)      (400)     (796)    (680)    (29,691)    (17,765)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (232,521) (1,040,134)  (54,417)   (43,339)  (23,026) 183,468     740,906  (1,670,060)
                            ----------  ----------  --------  ---------  --------  -------  ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (352,828) (1,366,135) (137,976)   (79,741)  (69,867) 111,510   1,362,307    (106,735)
                            ----------  ----------  --------  ---------  --------  -------  ----------  ----------
Increase (decrease) in
  net assets...............    (40,607) (2,349,207)  186,869   (505,999)   98,591   14,230   3,110,650  (3,327,791)
Net assets at beginning
  of year..................  1,509,865   3,859,072   581,071  1,087,070   801,850  787,620   9,873,686  13,201,477
                            ----------  ----------  --------  ---------  --------  -------  ----------  ----------
Net assets at end of year.. $1,469,258   1,509,865   767,940    581,071   900,441  801,850  12,984,336   9,873,686
                            ==========  ==========  ========  =========  ========  =======  ==========  ==========
Change in units (note 5):
  Units purchased..........     11,729      17,389     6,510      7,002   166,602   66,425     681,596     565,651
  Units redeemed...........    (53,202)   (146,227)  (22,739)   (17,507) (172,539) (50,512)   (502,719)   (563,612)
                            ----------  ----------  --------  ---------  --------  -------  ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (41,473)   (128,838)  (16,229)   (10,505)   (5,937)  15,913     178,877       2,039
                            ==========  ==========  ========  =========  ========  =======  ==========  ==========

                            ----------------------
                               MFS(R) UTILITIES
                                  SERIES --
                                   SERVICE
                                 CLASS SHARES
                            ---------------------

                            ----------------------
                               2009       2008
                            ---------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............    84,228     205,353
  Net realized gain
   (loss) on investments...  (191,507)     59,308
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   965,329  (2,533,000)
  Capital gain
   distribution............        --     403,963
                            ---------  ----------
     Increase (decrease)
       in net assets
       from operations.....   858,050  (1,864,376)
                            ---------  ----------
From capital
  transactions (note 4):
  Net premiums.............   348,884     351,126
  Death benefits...........   (46,796)      1,817
  Surrenders...............  (215,573)   (450,295)
  Administrative expenses..    (6,230)     (3,903)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    86,053    (684,609)
                            ---------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   166,338    (785,864)
                            ---------  ----------
Increase (decrease) in
  net assets............... 1,024,388  (2,650,240)
Net assets at beginning
  of year.................. 2,785,485   5,435,725
                            ---------  ----------
Net assets at end of year.. 3,809,873   2,785,485
                            =========  ==========
Change in units (note 5):
  Units purchased..........    92,521     106,908
  Units redeemed...........   (58,979)   (126,590)
                            ---------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    33,542     (19,682)
                            =========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                               OPPENHEIMER VARIABLE ACCOUNT FUNDS
                            --------------------------------------------------------------------------------------
                                OPPENHEIMER                               OPPENHEIMER            OPPENHEIMER
                                 BALANCED            OPPENHEIMER       CAPITAL APPRECIATION  CAPITAL APPRECIATION
                                FUND/VA --       BALANCED FUND/VA --      FUND/VA ---             FUND/VA --
                            NON-SERVICE SHARES      SERVICE SHARES     NON-SERVICE SHARES       SERVICE SHARES
                            ------------------  ---------------------  -------------------  ---------------------
                                                                    YEAR ENDED DECEMBER 31,
                            --------------------------------------------------------------------------------------
                              2009      2008       2009       2008       2009      2008        2009       2008
                            --------  --------  ---------  ----------  -------   --------   ---------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $ (3,684)   18,307   (109,903)    105,232   (2,651)    (5,137)    (43,245)    (64,493)
  Net realized gain
   (loss) on investments...  (17,328)  (30,406)  (556,236)   (457,627)  (8,371)    14,914    (150,087)     61,730
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   69,176  (237,916) 1,702,449  (3,614,996)  98,611   (223,769)  1,167,277  (2,327,029)
  Capital gain
   distribution............       --    33,973         --     347,848       --         --          --          --
                            --------  --------  ---------  ----------  -------   --------   ---------  ----------
     Increase (decrease)
       in net assets
       from operations.....   48,164  (216,042) 1,036,310  (3,619,543)  87,589   (213,992)    973,945  (2,329,792)
                            --------  --------  ---------  ----------  -------   --------   ---------  ----------
From capital
  transactions (note 4):
  Net premiums.............    1,218       817    456,659   1,286,120      431        397       9,942     173,801
  Death benefits...........   (3,740)       --         --          --   (1,891)    (5,883)         --          --
  Surrenders...............  (13,736)  (47,045)  (273,536)   (224,848) (24,676)  (176,282)   (102,867)   (263,613)
  Administrative expenses..     (258)     (367)   (15,985)    (10,528)    (354)      (475)     (3,303)     (3,699)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    1,913  (224,997)   350,851     656,904    4,160    (28,791)   (251,535)   (285,771)
                            --------  --------  ---------  ----------  -------   --------   ---------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (14,603) (271,592)   517,989   1,707,648  (22,330)  (211,034)   (347,763)   (379,282)
                            --------  --------  ---------  ----------  -------   --------   ---------  ----------
Increase (decrease) in
  net assets...............   33,561  (487,634) 1,554,299  (1,911,895)  65,259   (425,026)    626,182  (2,709,074)
Net assets at beginning
  of year..................  254,452   742,086  5,011,474   6,923,369  216,070    641,096   2,570,244   5,279,318
                            --------  --------  ---------  ----------  -------   --------   ---------  ----------
Net assets at end of year.. $288,013   254,452  6,565,773   5,011,474  281,329    216,070   3,196,426   2,570,244
                            ========  ========  =========  ==========  =======   ========   =========  ==========
Change in units (note 5):
  Units purchased..........      389     1,564    359,868     457,011      660      1,835     133,875     130,712
  Units redeemed...........   (2,080)  (19,723)  (270,623)   (240,098)  (2,957)   (17,641)   (171,807)   (153,172)
                            --------  --------  ---------  ----------  -------   --------   ---------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (1,691)  (18,159)    89,245     216,913   (2,297)   (15,806)    (37,932)    (22,460)
                            ========  ========  =========  ==========  =======   ========   =========  ==========

                            -------------------
                                OPPENHEIMER
                                 CORE BOND
                                FUND/VA --
                            NON-SERVICE SHARES
                            ------------------

                            -------------------
                              2009      2008
                            -------  ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............  (5,396)    27,986
  Net realized gain
   (loss) on investments... (72,052)   (59,063)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 101,743   (283,038)
  Capital gain
   distribution............      --         --
                            -------  ---------
     Increase (decrease)
       in net assets
       from operations.....  24,295   (314,115)
                            -------  ---------
From capital
  transactions (note 4):
  Net premiums.............      --         --
  Death benefits...........  (4,346)        --
  Surrenders............... (52,997)  (224,932)
  Administrative expenses..    (265)      (443)
  Transfers between
   subaccounts
   (including fixed
   account), net........... (23,672)   (23,429)
                            -------  ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (81,280)  (248,804)
                            -------  ---------
Increase (decrease) in
  net assets............... (56,985)  (562,919)
Net assets at beginning
  of year.................. 445,112  1,008,031
                            -------  ---------
Net assets at end of year.. 388,127    445,112
                            =======  =========
Change in units (note 5):
  Units purchased..........   2,083     12,181
  Units redeemed........... (12,295)   (31,260)
                            -------  ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners......... (10,212)   (19,079)
                            =======  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                           OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                            ------------------------------------------------------------------------------------------
                                                                                                     OPPENHEIMER
                                  OPPENHEIMER           OPPENHEIMER           OPPENHEIMER            MAIN STREET
                               GLOBAL SECURITIES        HIGH INCOME           MAIN STREET             SMALL CAP
                                   FUND/VA --            FUND/VA --           FUND/VA --              FUND/VA --
                                 SERVICE SHARES      NON-SERVICE SHARES     SERVICE SHARES          SERVICE SHARES
                            -----------------------  -----------------  ----------------------  ---------------------
                                                                       YEAR ENDED DECEMBER 31,
                            ------------------------------------------------------------------------------------------
                                2009        2008       2009     2008       2009        2008        2009       2008
                            -----------  ----------  -------  --------  ----------  ----------  ---------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $    29,117     (14,881)    (620)   10,138     (16,789)     40,413    (51,877)    (74,773)
  Net realized gain
   (loss) on investments...    (272,362)   (366,407) (47,715)  (16,123)    202,313    (271,746)  (315,583) (1,982,006)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   3,532,281  (4,045,316)  57,391  (151,744)  3,653,894  (3,112,991) 2,076,614  (2,549,518)
  Capital gain
   distribution............     230,060     554,465       --        --          --     413,156         --     402,836
                            -----------  ----------  -------  --------  ----------  ----------  ---------  ----------
     Increase (decrease)
       in net assets
       from operations.....   3,519,096  (3,872,139)   9,056  (157,729)  3,839,418  (2,931,168) 1,709,154  (4,203,461)
                            -----------  ----------  -------  --------  ----------  ----------  ---------  ----------
From capital
  transactions (note 4):
  Net premiums.............   1,523,446   1,066,713      333       999   2,347,767   1,070,171    412,312   3,021,718
  Death benefits...........      (1,550)    (10,241)      --        --     (58,314)   (173,634)   (11,093)    (47,113)
  Surrenders...............    (655,742)   (566,404) (12,103)  (18,198)   (843,637)   (795,756)  (252,867)   (377,765)
  Administrative expenses..     (40,435)    (13,616)     (50)     (146)    (71,642)    (15,673)   (15,534)    (13,831)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    (475,804)  2,219,184    8,728     3,527    (287,791)  7,039,468   (225,359) (2,393,838)
                            -----------  ----------  -------  --------  ----------  ----------  ---------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........     349,915   2,695,636   (3,092)  (13,818)  1,086,383   7,124,576    (92,541)    189,171
                            -----------  ----------  -------  --------  ----------  ----------  ---------  ----------
Increase (decrease) in
  net assets...............   3,869,011  (1,176,503)   5,964  (171,547)  4,925,801   4,193,408  1,616,613  (4,014,290)
Net assets at beginning
  of year..................   9,626,702  10,803,205   43,583   215,130  13,772,275   9,578,867  4,777,550   8,791,840
                            -----------  ----------  -------  --------  ----------  ----------  ---------  ----------
Net assets at end of year.. $13,495,713   9,626,702   49,547    43,583  18,698,076  13,772,275  6,394,163   4,777,550
                            ===========  ==========  =======  ========  ==========  ==========  =========  ==========
Change in units (note 5):
  Units purchased..........     818,375     945,140    3,959     2,289   1,914,528   2,015,888    730,509   1,331,537
  Units redeemed...........    (735,601)   (370,002)  (5,280)   (2,916) (1,710,619)   (711,028)  (723,211) (1,375,663)
                            -----------  ----------  -------  --------  ----------  ----------  ---------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........      82,774     575,138   (1,321)     (627)    203,909   1,304,860      7,298     (44,126)
                            ===========  ==========  =======  ========  ==========  ==========  =========  ==========

                            ------------------

                               OPPENHEIMER
                                  MIDCAP
                                FUND/VA --
                            NON-SERVICE SHARES
                            -----------------

                            ------------------
                              2009     2008
                            -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............  (2,994)   (4,715)
  Net realized gain
   (loss) on investments... (20,526)  (29,684)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  82,324  (175,824)
  Capital gain
   distribution............      --        --
                            -------  --------
     Increase (decrease)
       in net assets
       from operations.....  58,804  (210,223)
                            -------  --------
From capital
  transactions (note 4):
  Net premiums.............     333    12,308
  Death benefits...........  (6,548)       --
  Surrenders...............  (3,996)  (70,098)
  Administrative expenses..    (364)     (459)
  Transfers between
   subaccounts
   (including fixed
   account), net...........  (1,377)   (6,444)
                            -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (11,952)  (64,693)
                            -------  --------
Increase (decrease) in
  net assets...............  46,852  (274,916)
Net assets at beginning
  of year.................. 204,297   479,213
                            -------  --------
Net assets at end of year.. 251,149   204,297
                            =======  ========
Change in units (note 5):
  Units purchased..........      93     1,243
  Units redeemed...........  (1,967)   (6,819)
                            -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........  (1,874)   (5,576)
                            =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            OPPENHEIMER VARIABLE
                               ACCOUNT FUNDS
                                (CONTINUED)                                  PIMCO VARIABLE INSURANCE TRUST
                            ------------------   --------------------------------------------------------------
                                                                         FOREIGN BOND
                                                                           PORTFOLIO
                                OPPENHEIMER            ALL ASSET         (U.S. DOLLAR          HIGH YIELD
                                  MIDCAP             PORTFOLIO --         HEDGED) --          PORTFOLIO --
                                FUND/VA --              ADVISOR         ADMINISTRATIVE       ADMINISTRATIVE
                              SERVICE SHARES         CLASS SHARES        CLASS SHARES         CLASS SHARES
                            ------------------   --------------------  ----------------  ---------------------
                                                                     YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------------------------
                              2009       2008       2009       2008      2009     2008      2009       2008
                            --------   --------  ---------  ---------  -------  -------  ---------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $ (2,659)    (3,884)    70,215     49,965   11,968    1,732    512,208     337,350
  Net realized gain
   (loss) on investments...   (6,806)       158    (28,441)   (77,271)    (509)  (1,116)   (44,627)   (343,538)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   56,395   (151,766)   137,462   (211,371)     892   (5,619) 1,912,368  (1,246,784)
  Capital gain
   distribution............       --         --         --      2,356       --       --         --      21,186
                            --------   --------  ---------  ---------  -------  -------  ---------  ----------
     Increase (decrease)
       in net assets
       from operations.....   46,930   (155,492)   179,236   (236,321)  12,351   (5,003) 2,379,949  (1,231,786)
                            --------   --------  ---------  ---------  -------  -------  ---------  ----------
From capital
  transactions (note 4):
  Net premiums.............       --     15,838    143,862     45,269       --    3,903  1,014,451     535,725
  Death benefits...........       --     (2,639)        --         --     (159)      --    (17,159)    (28,182)
  Surrenders...............   (9,856)    (8,337)   (14,993)   (15,806)  (8,544) (15,224)  (406,770)   (455,387)
  Administrative expenses..     (166)      (194)      (696)      (467)     (20)     (33)   (22,757)     (5,548)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   10,328    (10,047)   324,029   (208,705)     350  (25,849)  (498,820)  2,127,216
                            --------   --------  ---------  ---------  -------  -------  ---------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........      306     (5,379)   452,202   (179,709)  (8,373) (37,203)    68,945   2,173,824
                            --------   --------  ---------  ---------  -------  -------  ---------  ----------
Increase (decrease) in
  net assets...............   47,236   (160,871)   631,438   (416,030)   3,978  (42,206) 2,448,894     942,038
Net assets at beginning
  of year..................  154,832    315,703    874,498  1,290,528  100,045  142,251  6,448,088   5,506,050
                            --------   --------  ---------  ---------  -------  -------  ---------  ----------
Net assets at end of year.. $202,068    154,832  1,505,936    874,498  104,023  100,045  8,896,982   6,448,088
                            ========   ========  =========  =========  =======  =======  =========  ==========
Change in units (note 5):
  Units purchased..........    1,610      1,864     55,993     32,918      869      514    676,907     593,625
  Units redeemed...........   (1,566)    (2,221)   (13,624)   (53,079)  (1,611)  (3,685)  (664,372)   (283,170)
                            --------   --------  ---------  ---------  -------  -------  ---------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........       44       (357)    42,369    (20,161)    (742)  (3,171)    12,535     310,455
                            ========   ========  =========  =========  =======  =======  =========  ==========



                            -----------------------

                                   LONG-TERM
                                U.S. GOVERNMENT
                                 PORTFOLIO --
                                ADMINISTRATIVE
                                 CLASS SHARES
                            ----------------------

                            ----------------------
                               2009        2008
                            ----------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............    711,606     520,487
  Net realized gain
   (loss) on investments...    221,598     158,012
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. (2,494,194)  1,524,526
  Capital gain
   distribution............    429,595      96,028
                            ----------  ----------
     Increase (decrease)
       in net assets
       from operations..... (1,131,395)  2,299,053
                            ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............  1,162,623   4,145,603
  Death benefits...........    (12,664)    (40,691)
  Surrenders............... (1,758,906) (2,654,009)
  Administrative expenses..    (35,390)    (29,438)
  Transfers between
   subaccounts
   (including fixed
   account), net........... (5,154,971)  2,821,366
                            ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (5,799,308)  4,242,831
                            ----------  ----------
Increase (decrease) in
  net assets............... (6,930,703)  6,541,884
Net assets at beginning
  of year.................. 18,709,642  12,167,758
                            ----------  ----------
Net assets at end of year.. 11,778,939  18,709,642
                            ==========  ==========
Change in units (note 5):
  Units purchased..........    527,920   1,881,321
  Units redeemed...........   (846,294) (1,608,894)
                            ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (318,374)    272,427
                            ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               PIMCO VARIABLE INSURANCE TRUST (CONTINUED)     RYDEX VARIABLE TRUST
                            ------------------------------------------------  ------------------
                                  LOW DURATION             TOTAL RETURN
                                  PORTFOLIO --             PORTFOLIO --
                                 ADMINISTRATIVE           ADMINISTRATIVE         NASDAQ-100(R)
                                  CLASS SHARES             CLASS SHARES              FUND
                            ------------------------  ----------------------  ------------------
                                                                      YEAR ENDED DECEMBER 31,
                            ----------------------------------------------------------------------
                                2009         2008        2009        2008       2009       2008
                            -----------  -----------  ----------  ----------  -------   ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $ 1,579,005      894,123   2,281,300   1,275,287  (11,058)    (12,465)
  Net realized gain
   (loss) on investments...      56,051     (958,452)    313,650     128,645   (2,188)      2,733
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   1,016,659   (1,523,887)  1,519,641    (703,836) 288,335    (440,816)
  Capital gain
   distribution............     744,143      267,841     799,610     262,510       --          --
                            -----------  -----------  ----------  ----------  -------   ---------
     Increase (decrease)
       in net assets
       from operations.....   3,395,858   (1,320,375)  4,914,201     962,606  275,089    (450,548)
                            -----------  -----------  ----------  ----------  -------   ---------
From capital
  transactions (note 4):
  Net premiums.............   7,122,543   24,243,538   4,367,648   6,840,782       --          --
  Death benefits...........      (5,278)     (66,873)   (143,083)   (105,261)      --          77
  Surrenders...............  (1,339,727)  (1,253,022) (3,323,531) (2,937,051) (30,718)    (30,290)
  Administrative expenses..    (164,223)     (90,651)   (122,099)    (47,769)    (108)       (132)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   4,632,566  (20,669,557) 11,557,774   1,545,132   (7,577)     (8,555)
                            -----------  -----------  ----------  ----------  -------   ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........  10,245,881    2,163,435  12,336,709   5,295,833  (38,403)    (38,900)
                            -----------  -----------  ----------  ----------  -------   ---------
Increase (decrease) in
  net assets...............  13,641,739      843,060  17,250,910   6,258,439  236,686    (489,448)
Net assets at beginning
  of year..................  26,729,458   25,886,398  34,193,190  27,934,751  579,242   1,068,690
                            -----------  -----------  ----------  ----------  -------   ---------
Net assets at end of year.. $40,371,197   26,729,458  51,444,100  34,193,190  815,928     579,242
                            ===========  ===========  ==========  ==========  =======   =========
Change in units (note 5):
  Units purchased..........   4,891,865    7,844,387   2,107,610   2,192,781    2,088       2,130
  Units redeemed...........  (3,943,514)  (7,657,144) (1,150,831) (1,696,929)  (7,672)     (7,561)
                            -----------  -----------  ----------  ----------  -------   ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........     948,351      187,243     956,779     495,852   (5,584)     (5,431)
                            ===========  ===========  ==========  ==========  =======   =========

                                    THE ALGER PORTFOLIOS
                            ------------------------------------
                               ALGER LARGE        ALGER SMALL
                                CAP GROWTH         CAP GROWTH
                               PORTFOLIO --       PORTFOLIO --
                             CLASS I-2 SHARES   CLASS I-2 SHARES
                            -----------------  -----------------

                            ------------------------------------
                              2009     2008      2009     2008
                            -------  --------  -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............  (1,337)   (2,987)  (2,984)   (5,057)
  Net realized gain
   (loss) on investments...  (6,034)  (22,103)  (6,173)   13,561
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............  74,592  (134,887)  86,633  (224,236)
  Capital gain
   distribution............      --        --       --     5,359
                            -------  --------  -------  --------
     Increase (decrease)
       in net assets
       from operations.....  67,221  (159,977)  77,476  (210,373)
                            -------  --------  -------  --------
From capital
  transactions (note 4):
  Net premiums.............      --        --       15        --
  Death benefits...........      --        --   (9,018)       --
  Surrenders...............  (9,627) (113,126) (13,116) (102,128)
  Administrative expenses..    (200)     (185)    (262)     (318)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   2,903   (47,940)  (1,296)  (43,248)
                            -------  --------  -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (6,924) (161,251) (23,677) (145,694)
                            -------  --------  -------  --------
Increase (decrease) in
  net assets...............  60,297  (321,228)  53,799  (356,067)
Net assets at beginning
  of year.................. 150,688   471,916  192,899   548,966
                            -------  --------  -------  --------
Net assets at end of year.. 210,985   150,688  246,698   192,899
                            =======  ========  =======  ========
Change in units (note 5):
  Units purchased..........     353        66      596     1,140
  Units redeemed...........  (1,163)  (14,277)  (3,546)  (14,672)
                            -------  --------  -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (810)  (14,211)  (2,950)  (13,532)
                            =======  ========  =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                                 THE UNIVERSAL
                                               THE PRUDENTIAL SERIES FUND                    INSTITUTIONAL FUNDS, INC.
                            ---------------------------------------------------------------  ------------------------
                             JENNISON 20/20 FOCUS       JENNISON        NATURAL RESOURCES      EQUITY AND INCOME
                                 PORTFOLIO --         PORTFOLIO --         PORTFOLIO --          PORTFOLIO --
                                CLASS II SHARES      CLASS II SHARES     CLASS II SHARES        CLASS II SHARES
                            ----------------------  ----------------  ---------------------  ------------------------
                                                                     YEAR ENDED DECEMBER 31,
                            ------------------------------------------------------------------------------------------
                               2009        2008       2009     2008      2009       2008        2009         2008
                            ----------  ----------  -------  -------  ---------  ----------   ---------    ---------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $  (18,746)    283,189   (1,113)  (1,224)   300,054     379,626      8,387       11,457
  Net realized gain
   (loss) on investments...    (53,721) (3,300,452)    (245)     797   (686,800)   (700,227)   (18,864)     (30,477)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    632,795    (310,818)  32,895  (37,192) 2,232,800  (2,187,467)   243,646     (318,621)
  Capital gain
   distribution............         --          --       --       --         --          --         --       28,638
                            ----------  ----------  -------  -------  ---------  ----------   ---------    ---------
     Increase (decrease)
       in net assets
       from operations.....    560,328  (3,328,081)  31,537  (37,619) 1,846,054  (2,508,068)   233,169     (309,003)
                            ----------  ----------  -------  -------  ---------  ----------   ---------    ---------
From capital
  transactions (note 4):
  Net premiums.............     33,184   3,713,733      402    2,462    752,244   1,567,817     77,324      306,992
  Death benefits...........         --      (8,590)      --       --    (11,340)       (381)        --           --
  Surrenders...............    (23,019)   (202,375)  (2,120)  (1,337)  (187,590)   (103,574)   (21,862)      (9,850)
  Administrative expenses..     (2,129)    (11,479)    (179)    (155)   (14,382)     (7,314)    (3,500)      (2,114)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    (29,754) (3,856,624)  22,701     (451)   (43,442)    552,357     98,867       97,802
                            ----------  ----------  -------  -------  ---------  ----------   ---------    ---------
     Increase (decrease)
       in net assets
       from capital
       transactions........    (21,718)   (365,335)  20,804      519    495,490   2,008,905    150,829      392,830
                            ----------  ----------  -------  -------  ---------  ----------   ---------    ---------
Increase (decrease) in
  net assets...............    538,610  (3,693,416)  52,341  (37,100) 2,341,544    (499,163)   383,998       83,827
Net assets at beginning
  of year..................  1,015,112   4,708,528   60,663   97,763  2,601,867   3,101,030  1,026,302      942,475
                            ----------  ----------  -------  -------  ---------  ----------   ---------    ---------
Net assets at end of year.. $1,553,722   1,015,112  113,004   60,663  4,943,411   2,601,867  1,410,300    1,026,302
                            ==========  ==========  =======  =======  =========  ==========   =========    =========
Change in units (note 5):
  Units purchased..........     66,454   1,149,781    2,285      474    353,668     496,272     30,457       69,470
  Units redeemed...........    (66,940) (1,403,606)    (281)    (401)  (332,163)   (289,507)   (10,226)     (27,252)
                            ----------  ----------  -------  -------  ---------  ----------   ---------    ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........       (486)   (253,825)   2,004       73     21,505     206,765     20,231       42,218
                            ==========  ==========  =======  =======  =========  ==========   =========    =========

                             VAN KAMPEN LIFE
                             INVESTMENT TRUST
                            -----------------
                              CAPITAL GROWTH
                               PORTFOLIO --
                             CLASS II SHARES
                            -----------------

                            ------------------
                              2009     2008
                            -------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............  (4,982)   (6,043)
  Net realized gain
   (loss) on investments... (17,866)   (9,613)
  Change in unrealized
   appreciation
   (depreciation) on
   investments............. 179,298  (253,241)
  Capital gain
   distribution............      --        --
                            -------  --------
     Increase (decrease)
       in net assets
       from operations..... 156,450  (268,897)
                            -------  --------
From capital
  transactions (note 4):
  Net premiums.............     360    10,191
  Death benefits...........      --       379
  Surrenders............... (36,333)  (56,408)
  Administrative expenses..    (164)     (221)
  Transfers between
   subaccounts
   (including fixed
   account), net........... (41,034)   31,397
                            -------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........ (77,171)  (14,662)
                            -------  --------
Increase (decrease) in
  net assets...............  79,279  (283,559)
Net assets at beginning
  of year.................. 274,188   557,747
                            -------  --------
Net assets at end of year.. 353,467   274,188
                            =======  ========
Change in units (note 5):
  Units purchased..........   1,152    10,207
  Units redeemed........... (11,485)  (10,990)
                            -------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners......... (10,333)     (783)
                            =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                VAN KAMPEN LIFE
                               INVESTMENT TRUST
                                  (CONTINUED)
                            ----------------------
                                   COMSTOCK
                                 PORTFOLIO --
                                CLASS II SHARES
                            ----------------------
                            YEAR ENDED DECEMBER 31,
                            ----------------------
                               2009        2008
                            ----------  ----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $   77,448      74,547
  Net realized gain
   (loss) on investments...   (312,926) (3,666,586)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............    918,306  (1,366,649)
  Capital gain
   distribution............         --     423,761
                            ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....    682,828  (4,534,927)
                            ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............     58,099   4,312,930
  Death benefits...........     (1,900)    (10,130)
  Surrenders...............   (166,235)   (340,017)
  Administrative expenses..     (4,796)    (17,178)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (190,962) (5,537,795)
                            ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (305,794) (1,592,190)
                            ----------  ----------
Increase (decrease) in
  net assets...............    377,034  (6,127,117)
Net assets at beginning
  of year..................  2,787,596   8,914,713
                            ----------  ----------
Net assets at end of year.. $3,164,630   2,787,596
                            ==========  ==========
Change in units (note 5):
  Units purchased..........    118,453   1,529,621
  Units redeemed...........   (150,266) (1,931,968)
                            ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (31,813)   (402,347)
                            ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2009

(1)DESCRIPTION OF ENTITY

   Genworth Life of New York VA Separate Account 1 ("Separate Account") is a separate investment account established on April 1, 1996 by Genworth Life Insurance Company of New York ("GLICNY"), pursuant to the laws of the State of New York. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLICNY, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLICNY, as well as other purposes permitted by law.

   Currently there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business, which GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLICNY's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   On April 27, 2009, both J.P.Morgan Series Trust II -- JPMorgan Bond Portfolio and JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio -- Class 1 were liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1; J.P.Morgan Series Trust II -- JPMorgan International Equity Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust International Equity Portfolio; J.P.Morgan Series Trust II -- JPMorgan Mid Cap Value Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1; J.P.Morgan Series Trust II -- JPMorgan Small Company Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1; and J.P.Morgan Series Trust II -- JPMorgan U.S. Large Cap Core Equity Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1.

   The following Portfolios are not available to contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance Products Trust --      Franklin Templeton Variable Insurance Products Trust --
  Franklin Income Securities Fund -- Class 2 Shares            Franklin Templeton VIP Founding Funds Allocation Fund --
                                                               Class 2 Shares

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009


   Effective September 8, 2008, the following Portfolios were added to the Separate Account:

Genworth Variable Insurance Trust -- Genworth Calamos        Genworth Variable Insurance Trust -- Genworth PIMCO
  Growth Fund -- Service Shares                                StocksPLUS Fund -- Service Shares
Genworth Variable Insurance Trust -- Genworth Columbia Mid   Genworth Variable Insurance Trust -- Genworth Putnam
  Cap Value Fund -- Service Shares                             International Capital Opportunities Fund -- Service Shares
Genworth Variable Insurance Trust -- Genworth Davis NY       Genworth Variable Insurance Trust -- Genworth Thornburg
  Venture Fund -- Service Shares                               International Value Fund -- Service Shares
Genworth Variable Insurance Trust -- Genworth Eaton Vance    Genworth Variable Insurance Trust -- Genworth Goldman Sachs
  Large Cap Value Fund -- Service Shares                       Enhanced Core Bond Index Fund -- Service Shares (formerly
Genworth Variable Insurance Trust -- Genworth Legg Mason       Genworth Western Asset Management Core Plus Fixed Income
  ClearBridge Aggressive Growth Fund -- Service Shares         Fund)

   The following Portfolios were not available as investment options for contracts issued on or after September 8, 2008:

AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund    Legg Mason Partners Variable Equity Trust -- Legg Mason
  -- Series II Shares                                          ClearBridge Variable Aggressive Growth Portfolio -- Class
BlackRock Variable Series Funds, Inc. -- BlackRock Large       II
  Cap Growth V.I. Fund -- Class III Shares                   Legg Mason Partners Variable Equity Trust -- Legg Mason
GE Investments Funds, Inc. -- Income Fund -- Class 1 Shares    ClearBridge Variable Fundamental Value Portfolio -- Class
GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class     I
  1 Shares                                                   MFS(R) Variable Insurance Trust -- MFS(R) Investors Trust
GE Investments Funds, Inc. -- Premier Growth Equity Fund --    Series -- Service Class Shares
  Class 1 Shares                                             Oppenheimer Variable Account Funds -- Oppenheimer MidCap
GE Investments Funds, Inc. -- S&P 500(R) Index Fund            Fund/VA -- Service Shares
                                                             Rydex Variable Trust -- NASDAQ 100(R) Fund

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account uses market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009


  . LEVEL 2 -- observable inputs other than Level 1 quote prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)

  .  LEVEL 3 -- unobservable inputs

   The investments of the Separate Accounts are measured at fair value on a recurring basis. All the investments are categorized as Level 1 as of December 31, 2009.

   Purchases and redemptions of investments are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the annuity contract through which the subaccount are available. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote (4)(a) below. Form numbers NY1066, NY 1155, NY1157, NY1162, NY1166 and NY1166B are no longer available for sale, although additional purchase payments may still be accepted under the terms of the contract.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus Annuity rider option. Under this rider option, the assumed investment rate is 4%. The mortality risk is fully borne by GLICNY and may result in amounts transferred from GLICNY's General Account to the Separate Account should annuitants live longer than assumed. GLICNY may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2009 were:

                                                         COST OF   PROCEEDS
                                                          SHARES     FROM
FUND/PORTFOLIO                                           ACQUIRED SHARES SOLD
--------------                                           -------- -----------
AIM Variable Insurance Funds
  AIM V.I. Basic Value Fund -- Series II shares......... $111,607  $237,563
  AIM V.I. Capital Appreciation Fund -- Series I shares.   15,166    58,515
  AIM V.I. Core Equity Fund -- Series I shares..........  133,228   124,999

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                         COST OF     PROCEEDS
                                                          SHARES       FROM
FUND/PORTFOLIO                                           ACQUIRED   SHARES SOLD
--------------                                          ----------- -----------
  AIM V.I. Global Real Estate Fund -- Series II shares. $ 1,907,071 $ 1,946,113
  AIM V.I. International Growth Fund -- Series II
   shares..............................................   5,768,316   4,922,182
  AIM V.I. Large Cap Growth Fund -- Series I shares....       3,355      10,239
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Balanced Wealth Strategy Portfolio
   -- Class B..........................................   5,989,610   5,405,580
  AllianceBernstein Global Thematic Growth Portfolio
   -- Class B..........................................      87,141      38,519
  AllianceBernstein Growth and Income Portfolio --
   Class B.............................................   4,430,054   4,965,002
  AllianceBernstein International Value Portfolio --
   Class B.............................................   8,359,151   7,914,701
  AllianceBernstein Large Cap Growth Portfolio --
   Class B.............................................     141,604     329,463
  AllianceBernstein Small Cap Growth Portfolio --
   Class B.............................................     101,394      48,905
American Century Variable Portfolios II, Inc.
  VP Inflation Protection Fund -- Class II.............  23,965,590  18,679,902
American Century Variable Portfolios, Inc.
  VP Income & Growth Fund -- Class I...................      50,576      41,002
  VP International Fund -- Class I.....................  12,193,718  12,472,129
  VP Ultra(R) Fund -- Class I..........................      31,825      95,339
  VP Value Fund -- Class I.............................     470,465     487,017
BlackRock Variable Series Funds, Inc.
  BlackRock Basic Value V.I. Fund -- Class III Shares..     252,847      58,409
  BlackRock Global Allocation V.I. Fund -- Class III
   Shares..............................................  29,196,322  18,190,466
  BlackRock Large Cap Growth V.I. Fund -- Class III
   Shares..............................................     123,043     124,616
  BlackRock Value Opportunities V.I. Fund -- Class III
   Shares..............................................     155,806      61,513
Columbia Funds Variable Insurance Trust I
  Columbia Marsico Growth Fund, Variable Series --
   Class A.............................................     898,634   1,234,451
  Columbia Marsico International Opportunities Fund,
   Variable Series -- Class B..........................   4,463,405   4,497,950
DWS Variable Series II
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares.      63,492      78,153
  DWS Strategic Value VIP -- Class B Shares............      50,850      99,741
  DWS Technology VIP -- Class B Shares.................      21,792      23,104
Dreyfus
  Dreyfus Investment Portfolios MidCap Stock Portfolio
   -- Initial Shares...................................      14,084      25,276
  Dreyfus Variable Investment Fund -- Money Market
   Portfolio...........................................   1,670,262   3,372,212
  The Dreyfus Socially Responsible Growth Fund, Inc.
   -- Initial Shares...................................       9,874      26,149
Eaton Vance Variable Trust
  VT Floating-Rate Income Fund.........................   7,897,420   7,998,307
  VT Worldwide Health Sciences Fund....................     414,388     467,446
Evergreen Variable Annuity Trust
  Evergreen VA Omega Fund -- Class 2...................      36,813       9,558
Federated Insurance Series
  Federated Capital Income Fund II.....................      11,399      31,777
  Federated Clover Value Fund II -- Primary Shares.....      14,558      36,892
  Federated High Income Bond Fund II -- Primary Shares.      20,544      71,736
  Federated High Income Bond Fund II -- Service Shares.     959,986     894,672
  Federated Kaufmann Fund II -- Service Shares.........   3,368,469   3,242,417
Fidelity(R) Variable Insurance Products Fund
  VIP Asset Manager/SM/ Portfolio -- Initial Class.....       3,944      45,185
  VIP Asset Manager/SM/ Portfolio -- Service Class 2...     290,882     357,355

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                         COST OF     PROCEEDS
                                                          SHARES       FROM
FUND/PORTFOLIO                                           ACQUIRED   SHARES SOLD
--------------                                          ----------- -----------
  VIP Balanced Portfolio -- Service Class 2............ $ 2,862,616 $ 3,069,038
  VIP Contrafund(R) Portfolio -- Initial Class.........      22,047     259,828
  VIP Contrafund(R) Portfolio -- Service Class 2.......   9,852,710   9,371,046
  VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2.....................................       1,751       8,729
  VIP Equity-Income Portfolio -- Initial Class.........      21,502      87,540
  VIP Equity-Income Portfolio -- Service Class 2.......   5,216,254   5,774,634
  VIP Growth & Income Portfolio -- Initial Class.......       2,742      16,219
  VIP Growth & Income Portfolio -- Service Class 2.....     200,369     316,437
  VIP Growth Opportunities Portfolio -- Initial Class..       1,017      17,881
  VIP Growth Portfolio -- Initial Class................       9,241      35,965
  VIP Growth Portfolio -- Service Class 2..............     113,064     351,956
  VIP Investment Grade Bond Portfolio -- Service Class
   2...................................................   1,749,824     649,556
  VIP Mid Cap Portfolio -- Service Class 2.............   1,099,179   1,653,490
  VIP Overseas Portfolio -- Initial Class..............       8,020      57,244
  VIP Value Strategies Portfolio -- Service Class 2....      24,718      38,625
Franklin Templeton Variable Insurance Products Trust
  Franklin Income Securities Fund -- Class 2 Shares....  34,070,228  39,713,421
  Franklin Large Cap Growth Securities Fund -- Class 2
   Shares..............................................   1,406,226   1,460,351
  Franklin Templeton VIP Founding Funds Allocation
   Fund -- Class 2 Shares..............................   6,088,169   5,805,276
  Mutual Shares Securities Fund -- Class 2 Shares......  10,128,182   8,383,622
  Templeton Foreign Securities Fund -- Class 1 Shares..       3,193       4,394
  Templeton Foreign Securities Fund -- Class 2 Shares..  13,261,486  13,313,129
  Templeton Global Asset Allocation Fund -- Class 2
   Shares..............................................     100,897      92,796
  Templeton Global Bond Securities Fund -- Class 1
   Shares..............................................      33,658      22,903
  Templeton Growth Securities Fund -- Class 2 Shares...   5,245,067   5,079,795
GE Investments Funds, Inc.
  Core Value Equity Fund -- Class 1 Shares.............     224,505     192,861
  Income Fund -- Class 1 Shares........................     350,223     943,666
  International Equity Fund -- Class 1 Shares..........       3,463      61,852
  Mid-Cap Equity Fund -- Class 1 Shares................     317,901     672,959
  Money Market Fund....................................  41,422,888  44,213,494
  Premier Growth Equity Fund -- Class 1 Shares.........      22,153     111,660
  Real Estate Securities Fund -- Class 1 Shares........   2,564,754   2,671,664
  S&P 500(R) Index Fund................................   1,887,721   2,983,440
  Small-Cap Equity Fund -- Class 1 Shares..............     340,300     698,122
  Total Return Fund -- Class 1 Shares..................   2,389,945   7,000,259
  Total Return Fund -- Class 3 Shares..................  36,958,751  33,339,832
  U.S. Equity Fund -- Class 1 Shares...................      47,699     135,252
Genworth Variable Insurance Trust
  Genworth Calamos Growth Fund -- Service Shares.......      40,973      11,449
  Genworth Columbia Mid Cap Value Fund -- Service
   Shares..............................................   3,318,651   2,951,258
  Genworth Davis NY Venture Fund -- Service Shares.....     305,049     193,731
  Genworth Eaton Vance Large Cap Value Fund -- Service
   Shares..............................................   8,700,153   6,408,723
  Genworth Goldman Sachs Enhanced Core Bond Index Fund
   -- Service Shares...................................  10,519,526   6,871,734
  Genworth Legg Mason ClearBridge Aggressive Growth
   Fund -- Service Shares..............................   9,673,685   8,599,304
  Genworth PIMCO StocksPLUS Fund -- Service Shares.....  14,850,146  12,183,883
  Genworth Putnam International Capital Opportunities
   Fund -- Service Shares..............................   3,958,642   3,562,241
  Genworth Thornburg International Value Fund --
   Service Shares......................................   3,361,292   2,805,331

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                          COST OF     PROCEEDS
                                                           SHARES       FROM
FUND/PORTFOLIO                                            ACQUIRED   SHARES SOLD
--------------                                           ----------- -----------
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Growth and Income Fund.................. $     1,465 $     3,741
  Goldman Sachs Mid Cap Value Fund......................      37,748     196,642
J.P. Morgan Series Trust II
  JPMorgan Bond Portfolio...............................     133,839   1,324,315
  JPMorgan International Equity Portfolio...............      14,397     135,268
  JPMorgan Mid Cap Value Portfolio......................      65,338   1,545,376
  JPMorgan Small Company Portfolio......................       9,456     222,973
  JPMorgan U.S. Large Cap Core Equity Portfolio.........       6,631      97,384
JPMorgan Insurance Trust
  JPMorgan Insurance Trust Balanced Portfolio -- Class
   1....................................................      76,759      14,318
  JPMorgan Insurance Trust Core Bond Portfolio --
   Class 1..............................................  17,547,676  14,991,101
  JPMorgan Insurance Trust Diversified Mid Cap Growth
   Portfolio -- Class 1.................................   1,641,200   1,650,573
  JPMorgan Insurance Trust Equity Index Portfolio --
   Class 1..............................................   3,939,651   3,981,736
  JPMorgan Insurance Trust Government Bond Portfolio -
   Class 1..............................................     864,289   1,808,090
  JPMorgan Insurance Trust International Equity
   Portfolio............................................     371,098     262,926
  JPMorgan Insurance Trust Intrepid Growth Portfolio
   -- Class 1...........................................   5,191,658   5,316,245
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
   -- Class 1...........................................   2,616,744   2,669,177
  JPMorgan Insurance Trust Mid Cap Value Portfolio --
   Class 1..............................................   3,673,298   2,325,684
  JPMorgan Insurance Trust Small Cap Core Portfolio --
   Class 1..............................................     538,991     334,841
  JPMorgan Insurance Trust U.S. Equity Portfolio --
   Class 1..............................................   5,302,726   5,300,239
Janus Aspen Series
  Balanced Portfolio -- Institutional Shares............     121,843     234,340
  Balanced Portfolio -- Service Shares..................   7,005,655   4,218,897
  Enterprise Portfolio -- Institutional Shares..........       6,998     108,660
  Enterprise Portfolio -- Service Shares................         277      28,348
  Flexible Bond Portfolio -- Institutional Shares.......      14,565      49,535
  Forty Portfolio -- Institutional Shares...............      33,877     148,356
  Forty Portfolio -- Service Shares.....................  10,212,253   9,396,082
  Global Life Sciences Portfolio -- Service Shares......       2,958      32,395
  Global Technology Portfolio -- Service Shares.........         511       2,772
  Janus Portfolio -- Institutional Shares...............       4,107      94,678
  Janus Portfolio -- Service Shares.....................      30,780      74,109
  Overseas Portfolio -- Institutional Shares............      39,022     120,458
  Overseas Portfolio -- Service Shares..................      25,048     134,189
  Worldwide Portfolio -- Institutional Shares...........      13,171     112,944
  Worldwide Portfolio -- Service Shares.................      25,069      44,914
Legg Mason Partners Variable Equity Trust
  Legg Mason ClearBridge Variable Aggressive Growth
   Portfolio -- Class II................................     190,096     381,764
  Legg Mason ClearBridge Variable Equity Income
   Builder Portfolio -- Class I.........................       2,280       5,517
  Legg Mason ClearBridge Variable Equity Income
   Builder Portfolio -- Class II........................     896,826     924,796
  Legg Mason ClearBridge Variable Fundamental Value
   Portfolio -- Class I.................................      31,175      57,518
  Legg Mason ClearBridge Variable Investors Portfolio
   -- Class I...........................................         688       9,279
Legg Mason Partners Variable Income Trust
  Legg Mason Western Asset Variable Strategic Bond
   Portfolio -- Class I.................................       5,617      14,147
MFS(R) Variable Insurance Trust
  MFS(R) Investors Growth Stock Series -- Service
   Class Shares.........................................      74,920     191,162
  MFS(R) Investors Trust Series -- Service Class Shares.     115,859     470,163

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                          COST OF     PROCEEDS
                                                           SHARES       FROM
FUND/PORTFOLIO                                            ACQUIRED   SHARES SOLD
--------------                                           ----------- -----------
  MFS(R) New Discovery Series -- Service Class Shares... $    56,587 $   202,004
  MFS(R) Strategic Income Series -- Service Class
   Shares...............................................   1,681,047   1,681,565
  MFS(R) Total Return Series -- Service Class Shares....   6,040,393   4,536,370
  MFS(R) Utilities Series -- Service Class Shares.......   1,024,774     774,152
Oppenheimer Variable Account Funds
  Oppenheimer Balanced Fund/VA -- Non-Service Shares....       3,260      21,546
  Oppenheimer Balanced Fund/VA -- Service Shares........   2,201,574   1,794,191
  Oppenheimer Capital Appreciation Fund/VA --
   Non-Service Shares...................................       6,763      31,742
  Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares...............................................     921,961   1,313,992
  Oppenheimer Core Bond Fund/VA -- Non-Service Shares...      16,573     103,250
  Oppenheimer Global Securities Fund/VA -- Service
   Shares...............................................   6,477,331   5,869,387
  Oppenheimer High Income Fund/VA -- Non-Service Shares.      11,010      14,722
  Oppenheimer Main Street Fund/VA -- Service Shares.....  13,019,023  11,950,102
  Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares...............................................   5,020,379   5,164,840
  Oppenheimer MidCap Fund/VA -- Non-Service Shares......         601      15,544
  Oppenheimer MidCap Fund/VA -- Service Shares..........      14,694      16,864
PIMCO Variable Insurance Trust
  All Asset Portfolio -- Advisor Class Shares...........     670,146     147,568
  Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares..........................      24,154      20,594
  High Yield Portfolio -- Administrative Class Shares...   6,830,326   6,260,035
  Long-Term U.S. Government Portfolio --
   Administrative Class Shares..........................   7,960,635  12,600,636
  Low Duration Portfolio -- Administrative Class Shares.  55,889,106  43,267,392
  Total Return Portfolio -- Administrative Class Shares.  30,860,272  15,458,199
Rydex Variable Trust
  NASDAQ-100(R) Fund....................................      17,273      66,718
The Alger Portfolios
  Alger Large Cap Growth Portfolio -- Class I-2 Shares..       4,050      12,309
  Alger Small Cap Growth Portfolio -- Class I-2 Shares..       4,478      31,137
The Prudential Series Fund
  Jennison 20/20 Focus Portfolio -- Class II Shares.....     629,034     669,277
  Jennison Portfolio -- Class II Shares.................      24,392       4,696
  Natural Resources Portfolio -- Class II Shares........   4,107,572   3,312,202
The Universal Institutional Funds, Inc.
  Equity and Income Portfolio -- Class II Shares........     268,352     109,112
Van Kampen Life Investment Trust
  Capital Growth Portfolio -- Class II Shares...........       8,046      90,193
  Comstock Portfolio -- Class II Shares.................     941,968   1,168,987

(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

   Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLICNY assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Footnote (6) represents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      1.00% -- 2.45% of the daily value of
 (INCLUDING BENEFIT RIDER OPTIONS)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.15% -- 0.25% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLICNY.

  (C) BONUS CREDIT

   For contracts NY 1155 and NY 1166B, transfers from the General Account for payments by GLICNY were paid in the form of bonus credits.

  (D) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulation Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLICNY. CBC also serves as distributor and principal underwriter for the Genworth Variable Insurance Trust. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009


  (E) GENWORTH VARIABLE INSURANCE TRUST

   Genworth Variable Insurance Trust (the "Fund") is an open-end diversified management investment company. Genworth Financial Wealth Management ("GFWM") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Genworth Financial, Inc. GFWM currently serves as investment adviser to the Fund. As compensation for its services, GFWM is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate for the following series as follows: 0.75% for the Genworth Calamos Growth Fund -- Service Shares, 0.60% for the Genworth Columbia Mid Cap Value Fund -- Service Shares, 0.50% for the Genworth Davis NY Venture Fund -- Service Shares, 0.50% for the Genworth Eaton Vance Large Cap Value Fund -- Service Shares, 0.30% for the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, 0.45% for the Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, 0.35% for the Genworth PIMCO StocksPLUS Fund -- Service Shares, 0.70% for the Genworth Putnam International Capital Opportunities Fund -- Service Shares and 0.65% for the Genworth Thornburg International Value Fund -- Service Shares.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2009 and 2008 are reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLICNY offers several variable annuity products through the subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended
December 31, 2009, 2008, 2007, 2006, and 2005 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products. For periods prior to 2006 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.
Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2009 and were available to contract owners during 2009.

                               EXPENSES AS A                          NET   INVESTMENT
                                % OF AVERAGE                         ASSETS   INCOME
                               NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                               -------------- ------- -------------- ------ ---------- --------------------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund --
   Series II shares
   2009....................... 1.45% to 1.85% 128,066 11.24 to  7.79 1,385    1.20%      45.60% to   45.01%
   2008....................... 1.45% to 1.85% 139,828  7.72 to  5.37 1,041    2.36%    (52.60)% to (52.80)%
   2007....................... 1.45% to 1.95% 147,454 16.29 to  9.96 2,313    0.38%     (0.11)% to  (0.37)%
   2006....................... 1.45% to 2.10% 160,952 16.31 to 11.40 2,545    0.41%      11.31% to   10.58%
   2005....................... 1.45% to 1.85% 157,878 14.65 to 10.32 2,250    0.52%       3.90% to    3.23%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                     EXPENSES AS A                          NET   INVESTMENT
                                      % OF AVERAGE                         ASSETS   INCOME
                                     NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- ------- -------------- ------ ---------- --------------------
 AIM V.I. Capital Appreciation
   Fund -- Series I shares
   2009............................. 1.45% to 1.80%  48,679  7.48 to  8.10   389     0.63%     19.32% to   18.90%
   2008............................. 1.45% to 1.80%  55,101  6.27 to  6.82   367     0.00%   (43.33)% to (43.53)%
   2007............................. 1.45% to 1.80%  75,762 11.07 to 12.07   885     0.00%     10.38% to    9.99%
   2006............................. 1.45% to 2.10%  82,704 10.03 to 11.15   872     0.07%      4.76% to    4.07%
   2005............................. 1.45% to 1.80%  44,586 11.84 to  9.48   446     0.07%      7.26% to    6.88%
 AIM V.I. Core Equity Fund --
   Series I shares
   2009............................. 1.45% to 1.85%  67,670 10.02 to  9.88   649     2.08%     26.44% to    5.93%
   2008............................. 1.45% to 1.85%  66,944  7.93 to  7.84   517     2.04%   (31.16)% to (31.44)%
   2007............................. 1.45% to 1.85%  76,482 11.52 to 11.44   880     1.02%      6.54% to    6.11%
   2006............................. 1.45% to 2.45%  89,539 10.81 to 10.74   967     0.56%      8.10% to    7.36%
   2005............................. 1.45% to 1.80% 109,225  9.33 to  8.25   940     0.79%      4.13% to    3.76%
 AIM V.I. Global Real Estate
   Fund -- Series II shares
   2009............................. 1.45% to 2.20%  65,454 10.53 to  8.12   560     0.00%     29.20% to   28.21%
   2008............................. 1.45% to 2.20%  69,095  8.15 to  6.33   454    10.70%   (45.52)% to (45.94)%
   2007............................. 1.45% to 2.20%  42,225 14.96 to 11.71   577     9.23%    (7.14)% to  (7.85)%
   2006............................. 1.45% to 1.85%  16,378 16.11 to 14.46   263     2.58%     40.18% to   39.61%
   2005............................. 1.45% to 1.60%   3,389 11.49 to 11.48    39     2.77%     14.89% to   14.78%
 AIM V.I. International Growth
   Fund -- Series II shares
   2009............................. 1.15% to 2.55% 866,891  7.56 to  7.88 8,117     1.48%     33.36% to   31.47%
   2008............................. 1.15% to 2.55% 743,212  5.67 to  5.99 5,396     0.48%   (41.22)% to (42.05)%
   2007............................. 1.15% to 2.55% 533,253  9.65 to 10.34 7,486     0.53%   (60.83)% to    5.07%
   2006............................. 1.45% to 2.10% 204,571 15.54 to 14.22 2,783     1.76%     26.03% to   25.20%
   2005............................. 1.45% to 1.85%  51,153 12.33 to 11.37   627     0.94%     16.00% to   13.71%
 AIM V.I. Large Cap Growth
   Fund -- Series I shares
   2009............................. 1.45% to 1.60%  23,760  8.78 to  8.73   208     0.38%     24.16% to   23.98%
   2008............................. 1.45% to 1.60%  24,337  7.07 to  7.04   171     0.01%   (39.18)% to (39.28)%
   2007............................. 1.45% to 1.60%  22,488 11.63 to 11.60   261     0.04%     13.96% to   13.78%
   2006............................. 1.45% to 2.20%  20,850 10.20 to 10.15   213     0.17%      2.03% to    1.51%
   2005............................. 1.45% to 1.60%  21,122 12.58 to 12.52   265     0.67%      2.00% to    1.85%
AllianceBernstein Variable Products
  Series Fund, Inc.
 AllianceBernstein Balanced Wealth
   Strategy Portfolio -- Class B
   2009............................. 1.45% to 2.45% 802,293  8.60 to  8.40 6,739     0.90%     22.65% to   21.40%
   2008............................. 1.45% to 2.45% 710,556  7.01 to  6.92 4,887     3.33%   (31.22)% to (31.92)%
   2007............................. 1.45% to 2.45% 264,400 10.19 to 10.16 2,686     0.00%      5.98% to    4.59%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                  EXPENSES AS A                            NET   INVESTMENT
                                   % OF AVERAGE                           ASSETS   INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
 AllianceBernstein Global
   Thematic Growth Portfolio --
   Class B
   2009.......................... 1.45% to 1.80%    33,277 13.76 to 13.43    436   0.00%      50.97% to   50.44%
   2008.......................... 1.45% to 1.80%    27,723  9.11 to  8.93    245   0.00%    (48.23)% to (48.41)%
   2007.......................... 1.45% to 1.80%    36,791 17.60 to 17.31    642   0.00%      18.15% to   17.73%
   2006.......................... 1.45% to 2.10%    31,707 14.90 to 11.13    470   0.00%       6.81% to    6.11%
   2005.......................... 1.45% to 1.80%    23,391 13.95 to 11.04    322   0.00%       2.15% to    1.79%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2009.......................... 1.40% to 2.20%   640,939 11.52 to  7.71  5,579   3.53%      18.66% to   17.70%
   2008.......................... 1.40% to 2.20%   720,364  9.70 to  6.55  5,302   3.96%    (41.53)% to (42.00)%
   2007.......................... 1.40% to 2.10%   715,181 16.60 to 12.01  9,232   1.52%       3.39% to    2.65%
   2006.......................... 1.40% to 2.10%   755,540 16.05 to 11.71  9,463   1.14%      15.35% to   14.53%
   2005.......................... 1.40% to 1.85%   739,428 13.92 to 10.23  8,040   1.24%       3.14% to    2.31%
 AllianceBernstein International
   Value Portfolio -- Class B
   2009.......................... 1.15% to 2.55% 1,448,064  5.84 to  5.86 10,616   1.18%      32.81% to   30.93%
   2008.......................... 1.15% to 2.55% 1,317,276  4.40 to  4.47  7,501   2.08%    (53.82)% to (54.48)%
   2007.......................... 1.15% to 2.55% 1,300,461  9.52 to  9.83 17,245   2.26%    (83.43)% to  (2.59)%
   2006.......................... 1.45% to 2.10%   441,968 16.12 to 15.05  6,154   1.18%      33.17% to   32.29%
   2005.......................... 1.45% to 1.85%    80,349 12.10 to 11.39    966   1.01%      14.84% to   13.91%
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2009.......................... 1.45% to 1.85%   167,809  7.78 to  9.53  1,407   0.00%      35.12% to   34.57%
   2008.......................... 1.45% to 1.85%   193,959  5.76 to  7.08  1,203   0.00%    (40.69)% to (40.94)%
   2007.......................... 1.45% to 1.85%   224,757  9.71 to 11.99  2,366   0.00%      11.96% to   11.50%
   2006.......................... 1.45% to 2.10%   249,614  8.68 to 10.72  2,364   0.00%     (2.08)% to  (2.72)%
   2005.......................... 1.45% to 1.85%   249,721 12.65 to  8.78  2,387   0.00%      13.18% to   10.30%
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2009.......................... 1.45% to 1.80%    27,792  9.76 to 10.26    250   0.00%      39.23% to   38.73%
   2008.......................... 1.45% to 1.80%    19,516  7.01 to  7.39    133   0.00%    (46.41)% to (46.60)%
   2007.......................... 1.45% to 1.80%    12,340 13.09 to 13.85    165   0.00%      12.04% to   11.64%
   2006.......................... 1.45% to 1.80%     9,706 11.68 to 12.40    116   0.00%       8.91% to    8.52%
   2005.......................... 1.45% to 1.65%    10,475 11.52 to 10.63    117   0.00%       3.34% to    3.13%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2009.......................... 1.15% to 2.55% 1,834,443 10.77 to 10.84 20,136   1.85%       8.97% to    7.43%
   2008.......................... 1.15% to 2.55% 1,327,606  9.88 to 10.09 13,526   1.16%     (2.73)% to  (4.11)%
   2007.......................... 1.45% to 2.10%    92,682 10.76 to 10.74    994   4.61%       7.92% to    7.20%
   2006.......................... 1.45% to 2.10%    91,275  9.97 to 10.02    914   3.30%       0.11% to  (0.55)%
   2005.......................... 1.45% to 1.85%    28,111 10.09 to  9.94    280   2.81%       0.87% to  (0.57)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2009........................... 1.45% to 1.60%    52,526 12.28 to 12.15    639    4.75%     16.38% to   16.21%
   2008........................... 1.45% to 1.85%    53,837 10.55 to  7.29    559    1.97%   (35.54)% to (35.80)%
   2007........................... 1.45% to 1.85%    54,786 16.37 to 11.36    885    1.28%    (1.52)% to  (1.93)%
   2006........................... 1.45% to 1.85%    28,453 16.62 to 11.58    465    1.77%     15.39% to   14.93%
   2005........................... 1.45% to 1.60%    21,185 14.41 to 14.33    304    1.86%      3.12% to    2.96%
 VP International Fund -- Class I
   2009........................... 1.45% to 2.20%   183,652 15.51 to  8.77  1,851    2.17%     31.83% to   30.82%
   2008........................... 1.45% to 2.20%   216,996 11.77 to  6.70  1,649    0.79%   (45.63)% to (46.04)%
   2007........................... 1.45% to 2.20%   190,697 21.64 to 12.42  2,771    0.54%     16.34% to   15.45%
   2006........................... 1.45% to 1.85%    86,714 18.60 to 13.83  1,199    1.15%     23.22% to   22.72%
   2005........................... 1.45% to 1.80%    13,711 15.10 to 14.92    206    1.02%     11.62% to   11.22%
 VP Ultra(R) Fund -- Class I
   2009........................... 1.45% to 1.60%    36,287 11.31 to 11.19    407    0.29%     32.53% to   32.33%
   2008........................... 1.45% to 1.85%    42,958  8.54 to  6.65    361    0.00%   (42.33)% to (42.57)%
   2007........................... 1.45% to 1.85%    58,491 14.80 to 11.58    856    0.00%     19.25% to   18.77%
   2006........................... 1.45% to 1.85%    62,792 12.41 to  9.75    771    0.00%    (4.67)% to  (5.06)%
   2005........................... 1.45% to 1.80%    55,072 13.02 to 12.87    714    0.00%      0.69% to    0.33%
 VP Value Fund -- Class I
   2009........................... 1.45% to 1.80%    81,262 13.73 to 13.38  1,107    5.62%     18.13% to   17.71%
   2008........................... 1.45% to 1.95%    85,679 11.62 to  6.66    983    7.93%   (27.84)% to (28.21)%
   2007........................... 1.45% to 1.95%   113,695 16.11 to  9.28  1,810    6.70%    (6.52)% to  (7.19)%
   2006........................... 1.45% to 1.85%   118,643 17.23 to 11.79  1,986    5.66%     16.94% to   16.46%
   2005........................... 1.45% to 1.80%   108,625 14.73 to 14.56  1,593    6.17%      3.52% to    3.15%
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2009........................... 1.45% to 1.85%    91,740 10.58 to  9.72    861    2.33%     28.97% to   28.45%
   2008........................... 1.45% to 1.85%    65,163  8.20 to  7.56    512    2.11%   (37.82)% to (38.08)%
   2007........................... 1.45% to 1.85%    57,948 13.19 to 12.21    760    2.55%      0.05% to  (0.36)%
   2006........................... 1.45% to 2.10%    41,198 13.18 to 12.21    540    3.60%     19.84% to   19.05%
   2005........................... 1.45% to 1.70%    26,777 11.00 to 10.96    294    0.29%      1.14% to    0.88%
 BlackRock Global Allocation V.I.
   Fund -- Class III Shares
   2009........................... 1.15% to 2.55% 7,477,540  9.40 to 10.08 77,717    2.06%     19.53% to   17.83%
   2008........................... 1.15% to 2.55% 6,313,532  7.86 to  8.55 55,768    3.05%   (20.60)% to (21.72)%
   2007........................... 1.45% to 2.55% 2,725,305 14.61 to 10.93 32,466    6.21%   (15.41)% to   14.10%
   2006........................... 1.45% to 2.10%   414,919 12.69 to 12.23  4,553   10.37%     14.72% to   13.97%
   2005........................... 1.45% to 1.70%     9,926 11.07 to 11.05    110    0.00%     10.65% to   10.46%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                     EXPENSES AS A                          NET   INVESTMENT
                                      % OF AVERAGE                         ASSETS   INCOME
                                     NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- ------- -------------- ------ ---------- --------------------
 BlackRock Large Cap Growth V.I.
   Fund -- Class III Shares
   2009............................. 1.45% to 1.80%  27,270  9.64 to  9.45    261    0.36%     24.79% to   24.35%
   2008............................. 1.45% to 1.80%  27,003  7.73 to  7.60    207    0.42%   (41.75)% to (41.96)%
   2007............................. 1.45% to 1.80%  13,280 13.27 to 13.10    175    0.08%      6.49% to    6.11%
   2006............................. 1.45% to 2.10%   6,933 12.46 to 10.92     86    0.06%      5.33% to    4.64%
   2005............................. 1.45% to 1.60%   4,815 11.83 to 11.80     57    0.00%      8.87% to    8.71%
 BlackRock Value Opportunities V.I.
   Fund -- Class III Shares
   2009............................. 1.45% to 1.85%  55,132  9.76 to  8.44    482    0.70%     26.21% to   25.69%
   2008............................. 1.45% to 1.85%  39,096  7.73 to  6.72    293    3.23%   (41.08)% to (41.32)%
   2007............................. 1.45% to 1.85%  38,767 13.12 to 11.45    506    5.09%    (2.59)% to  (2.98)%
   2006............................. 1.45% to 2.10%  38,058 13.47 to 11.76    510   40.95%     10.65% to    9.93%
   2005............................. 1.45% to 1.85%  30,315 12.17 to 10.71    367    1.01%      8.52% to    7.06%
Columbia Funds Variable Insurance
  Trust I
 Columbia Marsico Growth Fund,
   Variable Series -- Class A
   2009............................. 1.45% to 1.85% 304,481 13.15 to  9.21  3,288    0.77%     24.83% to   24.32%
   2008............................. 1.45% to 1.85% 328,028 10.53 to  7.41  2,950    0.32%   (40.33)% to (40.57)%
   2007............................. 1.45% to 2.10% 264,582 17.65 to 12.39  4,485    0.08%     15.76% to   15.00%
   2006............................. 1.45% to 2.10% 274,884 15.25 to 10.78  4,019    0.00%      4.56% to    3.87%
   2005............................. 1.45% to 1.85% 236,234 14.58 to 10.39  3,342    0.00%      5.89% to    3.86%
 Columbia Marsico International
   Opportunities Fund, Variable
   Series -- Class B
   2009............................. 1.15% to 2.55% 770,695  6.69 to  7.62  8,300    1.90%     36.36% to   34.43%
   2008............................. 1.15% to 2.55% 735,248  4.91 to  5.67  6,156   11.36%   (49.08)% to (49.80)%
   2007............................. 1.15% to 2.55% 651,295  9.64 to 11.29 11,990    1.88%   (62.57)% to   19.81%
   2006............................. 1.45% to 2.10% 370,335 22.01 to 14.62  6,741    1.27%     21.44% to   20.64%
   2005............................. 1.45% to 1.85% 219,663 18.12 to 12.13  3,904    1.07%     21.30% to   17.38%
DWS Variable Series II
 DWS Dreman Small Mid Cap Value
   VIP -- Class B Shares
   2009............................. 1.45% to 1.80%  44,025 18.59 to 18.11    811    1.61%     27.41% to   26.95%
   2008............................. 1.45% to 1.80%  44,718 14.59 to 14.27    648    9.94%   (34.64)% to (34.87)%
   2007............................. 1.45% to 1.80%  59,173 22.32 to 21.91  1,312    3.81%      1.17% to    0.81%
   2006............................. 1.45% to 1.85%  50,721 22.07 to 12.67  1,113    0.41%     22.79% to   22.29%
   2005............................. 1.45% to 1.80%  30,157 17.97 to 17.76    540    0.31%      8.19% to    7.81%
 DWS Strategic Value VIP --
   Class B Shares
   2009............................. 1.45% to 1.80%  42,230 10.85 to 10.57    456    4.22%     23.13% to   22.69%
   2008............................. 1.45% to 1.80%  47,991  8.81 to  8.61    421    7.27%   (46.94)% to (47.13)%
   2007............................. 1.45% to 1.80%  63,919 16.60 to 16.29  1,057    1.05%    (3.61)% to  (3.96)%
   2006............................. 1.45% to 1.85%  54,725 17.22 to 11.91    938    1.26%     16.50% to   16.03%
   2005............................. 1.45% to 1.60%  40,696 14.78 to 14.71    599    1.31%      5.96% to    5.80%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 DWS Technology VIP --
   Class B Shares
   2009........................... 1.45% to 1.80%    12,034 14.09 to 13.73    168   0.00%      57.61% to   57.05%
   2008........................... 1.45% to 1.80%    11,783  8.94 to  8.74    104   0.00%    (47.22)% to (47.41)%
   2007........................... 1.45% to 1.80%    11,822 16.94 to 16.63    199   0.00%      12.18% to   11.78%
   2006........................... 1.45% to 1.85%    13,491 15.10 to 10.25    203   0.00%     (1.02)% to  (1.42)%
   2005........................... 1.45% to 1.80%    11,652 15.26 to 15.08    178   0.10%       1.77% to    1.41%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2009........................... 1.45% to 1.80%    10,555 12.80 to 12.47    134   1.52%      33.54% to   33.07%
   2008........................... 1.45% to 1.80%    11,688  9.58 to  9.37    112   7.53%    (41.29)% to (41.49)%
   2007........................... 1.45% to 1.80%    11,484 16.32 to 16.01    187   2.46%       0.02% to  (0.34)%
   2006........................... 1.45% to 1.85%     9,566 16.32 to 10.89    156   4.97%       6.19% to    5.76%
   2005........................... 1.45% to 1.60%     5,912 15.36 to 15.29     91   0.03%       7.59% to    7.43%
 Dreyfus Variable Investment
   Fund -- Money Market
   Portfolio
   2009........................... 1.45% to 2.20%   110,665 10.54 to 10.24  1,154   0.20%     (1.32)% to  (2.07)%
   2008........................... 1.45% to 2.20%   269,911 10.68 to 10.46  2,859   2.14%       1.05% to    0.28%
   2007........................... 1.45% to 1.85%   104,014 10.57 to 10.63  1,091   4.69%       3.31% to    2.88%
   2006........................... 1.45% to 1.85%    79,760 10.23 to 10.33    812   4.52%       3.08% to    2.67%
   2005........................... 1.45% to 1.80%    67,367  9.93 to  9.81    665   2.67%       1.18% to    0.82%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. --
   Initial Shares
   2009........................... 1.45% to 1.60%    33,128  7.81 to  9.05    284   0.97%      31.82% to   31.62%
   2008........................... 1.45% to 1.65%    34,907  5.92 to  5.83    227   0.75%    (35.38)% to (35.51)%
   2007........................... 1.45% to 1.65%    36,226  9.16 to  9.04    364   0.52%       6.21% to    6.00%
   2006........................... 1.45% to 1.85%    38,664  8.63 to 10.83    365   0.10%       7.62% to    7.19%
   2005........................... 1.45% to 1.65%    34,983  9.35 to  7.94    310   0.00%       2.12% to    1.91%
Eaton Vance Variable Trust
 VT Floating -- Rate Income Fund
   2009........................... 1.15% to 2.55% 1,110,527 10.30 to  9.75 11,948   4.83%      42.65% to   40.63%
   2008........................... 1.15% to 2.55% 1,160,869  7.22 to  6.93  8,834   5.63%    (27.98)% to (28.99)%
   2007........................... 1.15% to 2.55% 1,294,362 10.02 to  9.77 13,805   5.89%       3.46% to  (3.46)%
   2006........................... 1.45% to 2.10%   815,961 10.91 to 10.43  8,850   5.81%       3.98% to    3.29%
   2005........................... 1.45% to 1.80%   727,191 10.50 to 10.33  7,593   4.06%       2.36% to    2.00%
 VT Worldwide Health
   Sciences Fund
   2009........................... 1.45% to 1.80%    80,092 15.12 to 14.73  1,194   2.41%       8.81% to    8.42%
   2008........................... 1.45% to 1.80%    92,436 13.90 to 13.59  1,246   0.00%     (8.43)% to  (8.76)%
   2007........................... 1.45% to 1.80%   149,174 15.18 to 14.89  2,220   0.00%       4.62% to    4.25%
   2006........................... 1.45% to 2.10%   149,625 14.50 to 10.44  2,124   0.00%     (1.45)% to  (2.10)%
   2005........................... 1.45% to 1.80%    77,332 14.72 to 11.78  1,118   0.00%       5.48% to    5.11%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                   EXPENSES AS A                          NET   INVESTMENT
                                    % OF AVERAGE                         ASSETS   INCOME
                                   NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- ------- -------------- ------ ---------- --------------------
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund --
   Class 2
   2009........................... 1.45% to 1.70%  10,877 12.60 to 12.42   125     0.79%     41.50% to   41.15%
   2008........................... 1.45% to 1.70%   8,109  8.90 to  8.80    65     0.00%   (28.46)% to (28.64)%
   2007........................... 1.45% to 1.70%   3,499 12.44 to 12.33    43     0.28%     10.11% to    9.83%
   2006........................... 1.45% to 2.10%   3,497 11.30 to 10.72    39     0.00%      4.17% to    3.49%
   2005........................... 1.45% to 1.70%   1,486 10.85 to 10.80    17     0.00%      2.07% to    1.81%
Federated Insurance Series
 Federated Capital Income Fund II
   2009........................... 1.40% to 1.40%  12,641  9.85 to  9.85   125     6.70%     26.49% to   26.49%
   2008........................... 1.40% to 1.40%  15,764  7.79 to  7.79   123     5.90%   (21.50)% to (21.50)%
   2007........................... 1.40% to 1.40%  22,066  9.92 to  9.92   219     5.95%      2.57% to    2.57%
   2006........................... 1.40% to 1.40%  37,074  9.67 to  9.67   359     6.00%     14.03% to   14.03%
   2005........................... 1.40% to 1.40%  44,491  8.48 to  8.48   377     5.50%      4.80% to    4.80%
 Federated Clover Value
   Fund II -- Primary Shares
   2009........................... 1.40% to 1.40%  12,557  8.82 to  8.82   111     3.03%     13.11% to   13.11%
   2008........................... 1.40% to 1.40%  16,009  7.80 to  7.80   125     6.62%   (34.72)% to (34.72)%
   2007........................... 1.40% to 1.40%  20,560 11.95 to 11.95   246     3.06%   (10.93)% to (10.93)%
   2006........................... 1.40% to 1.40%  41,427 13.42 to 13.42   556     2.44%     15.18% to   15.18%
   2005........................... 1.40% to 1.40%  56,133 11.65 to 11.65   654     1.54%      3.56% to    3.56%
 Federated High Income Bond
   Fund II -- Primary Shares
   2009........................... 1.40% to 1.40%   7,300 14.24 to 14.24   104    12.60%     50.72% to   50.72%
   2008........................... 1.40% to 1.40%  12,518  9.45 to  9.45   118    11.69%   (27.03)% to (27.03)%
   2007........................... 1.40% to 1.40%  20,369 12.95 to 12.95   264     8.33%      1.97% to    1.97%
   2006........................... 1.40% to 1.40%  39,819 12.70 to 12.70   506     7.91%      9.26% to    9.26%
   2005........................... 1.40% to 1.40%  37,407 11.62 to 11.62   435     8.36%      1.23% to    1.23%
 Federated High Income Bond
   Fund II -- Service Shares
   2009........................... 1.45% to 2.10% 348,566 15.26 to 11.85 5,272    10.70%     50.27% to   49.28%
   2008........................... 1.45% to 2.10% 377,552 10.15 to  7.94 3,824    10.98%   (27.17)% to (27.65)%
   2007........................... 1.45% to 2.10% 594,397 13.94 to 10.97 8,284     7.26%      1.68% to    1.01%
   2006........................... 1.45% to 2.10% 517,591 13.71 to 10.86 7,095     7.69%      8.97% to    8.25%
   2005........................... 1.45% to 1.85% 369,658 12.81 to 10.05 4,658     6.59%      0.79% to    0.44%
 Federated Kaufmann
   Fund II -- Service Shares
   2009........................... 1.15% to 2.55% 631,953  7.22 to  7.90 6,409     0.00%     27.62% to   25.81%
   2008........................... 1.15% to 2.55% 575,170  5.66 to  6.28 4,829     2.47%   (42.58)% to (43.39)%
   2007........................... 1.45% to 1.80% 199,236 22.03 to 21.67 4,211     1.68%     18.87% to   18.45%
   2006........................... 1.45% to 2.10% 196,003 18.54 to 12.00 3,466     0.58%     12.94% to   12.20%
   2005........................... 1.45% to 1.80% 169,389 16.41 to 12.63 2,662     0.00%      9.27% to    8.89%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                     EXPENSES AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM/ Portfolio --
   Initial Class
   2009............................. 1.40% to 1.40%    13,266 12.29 to 12.29    163   2.41%      27.31% to   27.31%
   2008............................. 1.40% to 1.40%    17,549  9.65 to  9.65    169   8.59%    (29.72)% to (29.72)%
   2007............................. 1.40% to 1.40%    25,274 13.73 to 13.73    347   6.49%      13.88% to   13.88%
   2006............................. 1.40% to 1.40%    23,134 12.06 to 12.06    279   2.81%       5.82% to    5.82%
   2005............................. 1.40% to 1.40%    26,984 11.40 to 11.40    307   2.79%       2.59% to    2.59%
 VIP Asset Manager/SM/ Portfolio --
   Service Class 2
   2009............................. 1.45% to 1.85%    84,829 11.29 to 10.69    922   2.35%      26.89% to   26.38%
   2008............................. 1.45% to 1.85%    92,591  8.90 to  8.46    797   8.44%    (29.94)% to (30.22)%
   2007............................. 1.45% to 1.85%    88,970 12.70 to 12.12  1,092   5.68%      13.50% to   13.03%
   2006............................. 1.45% to 2.10%   105,495 11.19 to 10.68  1,146   2.33%       5.59% to    4.89%
   2005............................. 1.45% to 2.10%    67,242 10.60 to 10.19    698   0.33%       2.28% to    1.87%
 VIP Balanced Portfolio --
   Service Class 2
   2009............................. 1.45% to 2.55% 1,427,303  9.88 to  8.69 13,486   2.10%      36.32% to   34.80%
   2008............................. 1.45% to 2.55% 1,454,207  7.25 to  6.45 10,172   2.88%    (35.10)% to (35.83)%
   2007............................. 1.45% to 2.55%   734,604 11.17 to 10.05  8,065   3.79%      10.61% to    0.71%
   2006............................. 1.45% to 2.45%   108,030 10.43 to 10.36  1,122   0.00%       4.30% to    3.60%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2009............................. 1.40% to 1.40%    74,508 15.19 to 15.19  1,132   1.32%      33.81% to   33.81%
   2008............................. 1.40% to 1.40%    92,567 11.35 to 11.35  1,051   0.99%    (43.32)% to (43.32)%
   2007............................. 1.40% to 1.40%   120,994 20.02 to 20.02  2,423   4.58%      15.94% to   15.94%
   2006............................. 1.40% to 1.40%   185,766 17.27 to 17.27  3,208   1.28%      10.16% to   10.16%
   2005............................. 1.40% to 1.40%   216,686 15.68 to 15.68  3,397   0.30%      15.31% to   15.31%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2009............................. 1.45% to 2.25% 1,835,029 13.27 to  8.50 22,180   1.27%      33.50% to   32.42%
   2008............................. 1.45% to 2.25% 1,735,349  9.94 to  6.42 16,224   0.75%    (43.52)% to (43.98)%
   2007............................. 1.15% to 2.55% 2,178,605  9.80 to 10.97 36,516   6.02%    (34.76)% to   14.76%
   2006............................. 1.45% to 2.10% 1,669,583 15.22 to 11.89 25,289   1.07%       9.82% to    9.10%
   2005............................. 1.45% to 1.80% 1,223,385 14.41 to 13.72 17,192   0.10%      14.96% to   14.55%
 VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2
   2009............................. 1.45% to 1.70%    22,814 12.83 to 11.43    285   0.02%      33.82% to   33.48%
   2008............................. 1.45% to 1.70%    23,216  9.59 to  8.56    217   0.48%    (42.20)% to (42.35)%
   2007............................. 1.45% to 1.80%    23,726 16.59 to 16.31    390   6.24%       5.17% to    4.80%
   2006............................. 1.45% to 2.10%    13,774 15.77 to 12.36    216   0.26%      12.17% to   11.43%
   2005............................. 1.45% to 1.70%    11,160 14.06 to 12.65    157   0.00%      18.93% to   18.63%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                 EXPENSES AS A                            NET   INVESTMENT
                                  % OF AVERAGE                           ASSETS   INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- -------------- ------ ---------- --------------------
 VIP Equity-Income Portfolio --
   Initial Class
   2009......................... 1.40% to 1.40%    60,015 11.04 to 11.04    663   2.26%      28.39% to   28.39%
   2008......................... 1.40% to 1.40%    68,409  8.60 to  8.60    588   2.46%    (43.46)% to (43.46)%
   2007......................... 1.40% to 1.40%    78,815 15.21 to 15.21  1,199   1.95%       0.10% to    0.10%
   2006......................... 1.40% to 1.40%   124,294 15.19 to 15.19  1,888   4.53%      18.52% to   18.52%
   2005......................... 1.40% to 1.40%   172,214 12.82 to 12.82  2,208   2.06%       4.39% to    4.39%
 VIP Equity-Income Portfolio --
   Service Class 2
   2009......................... 1.45% to 2.25%   627,687  9.38 to  7.04  5,814   2.04%      28.00% to   26.96%
   2008......................... 1.45% to 2.25%   698,722  7.33 to  5.54  5,077   1.55%    (43.64)% to (44.10)%
   2007......................... 1.15% to 2.55% 1,070,884  9.64 to  9.38 13,459   2.64%    (45.31)% to  (9.14)%
   2006......................... 1.45% to 2.10%   669,782 13.03 to 12.16  8,918   4.24%      18.20% to   17.42%
   2005......................... 1.45% to 1.85%   651,537 12.49 to 10.36  7,340   1.75%       4.04% to    3.65%
 VIP Growth & Income Portfolio
   -- Initial Class
   2009......................... 1.40% to 1.40%    23,834  9.88 to  9.88    236   1.11%      25.43% to   25.43%
   2008......................... 1.40% to 1.40%    25,372  7.88 to  7.88    200   3.52%    (42.52)% to (42.52)%
   2007......................... 1.40% to 1.40%    41,008 13.71 to 13.71    562   4.94%      10.55% to   10.55%
   2006......................... 1.40% to 1.40%    74,507 12.40 to 12.40    924   0.96%      11.60% to   11.60%
   2005......................... 1.40% to 1.40%    96,118 11.11 to 11.11  1,068   1.52%       6.13% to    6.13%
 VIP Growth & Income Portfolio
   -- Service Class 2
   2009......................... 1.45% to 1.80%   176,197  9.15 to  9.33  1,596   0.88%      25.17% to   24.73%
   2008......................... 1.45% to 1.80%   187,975  7.31 to  7.48  1,389   3.00%    (42.74)% to (42.95)%
   2007......................... 1.45% to 1.80%   278,837 12.76 to 13.12  3,625   4.09%      10.23% to    9.83%
   2006......................... 1.45% to 2.10%   296,700 11.58 to 11.93  3,505   0.70%      11.22% to   10.49%
   2005......................... 1.45% to 1.80%   305,237 11.57 to 10.31  3,242   1.22%       5.85% to    5.47%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2009......................... 1.40% to 1.40%    21,468  7.02 to  7.02    151   0.47%      43.81% to   43.81%
   2008......................... 1.40% to 1.40%    24,442  4.88 to  4.88    119   0.38%    (55.65)% to (55.65)%
   2007......................... 1.40% to 1.40%    30,097 11.00 to 11.00    331   0.00%      21.45% to   21.45%
   2006......................... 1.40% to 1.40%    46,104  9.06 to  9.06    418   0.74%       3.98% to    3.98%
   2005......................... 1.40% to 1.40%    60,379  8.71 to  8.71    526   0.93%       7.37% to    7.37%
 VIP Growth Portfolio --
   Initial Class
   2009......................... 1.40% to 1.40%    53,162  8.99 to  8.99    478   0.54%      26.49% to   26.49%
   2008......................... 1.40% to 1.40%    56,296  7.11 to  7.11    400   0.76%    (47.91)% to (47.91)%
   2007......................... 1.40% to 1.40%    73,108 13.65 to 13.65    998   0.93%      25.18% to   25.18%
   2006......................... 1.40% to 1.40%   101,370 10.90 to 10.90  1,105   0.41%       5.36% to    5.36%
   2005......................... 1.40% to 1.40%   128,725 10.35 to 10.35  1,332   0.51%       4.32% to    4.32%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                 EXPENSES AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Growth Portfolio --
   Service Class 2
   2009......................... 1.45% to 2.10%    183,390  7.23 to  8.67   1,391    0.28%     26.11% to   25.28%
   2008......................... 1.45% to 2.10%    219,313  5.74 to  6.92   1,322    0.60%   (48.07)% to (48.42)%
   2007......................... 1.45% to 2.10%    203,223 11.05 to 13.41   2,367    0.46%     24.81% to   23.99%
   2006......................... 1.45% to 2.10%    221,605  8.85 to 10.82   2,071    0.16%      5.03% to    4.34%
   2005......................... 1.45% to 1.85%    229,870 11.12 to  8.35   2,037    0.25%      3.98% to    3.61%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2009......................... 1.45% to 2.25%    144,762 10.95 to 10.71   1,577    9.44%     13.80% to   12.87%
   2008......................... 1.45% to 2.25%     46,490  9.62 to  9.49     446    2.31%    (4.86)% to  (5.63)%
   2007......................... 1.15% to 2.55%    347,294 10.09 to 10.04   3,497    0.10%     16.01% to    0.55%
 VIP Mid Cap Portfolio --
   Service Class 2
   2009......................... 1.40% to 2.25%    538,782 20.61 to  9.16   9,369    1.00%     37.80% to   36.61%
   2008......................... 1.40% to 2.25%    573,688 14.96 to  6.71   7,308    5.06%   (40.45)% to (40.97)%
   2007......................... 1.15% to 2.55%    932,561  9.78 to 10.55  18,948    0.60%   (38.24)% to    8.25%
   2006......................... 1.40% to 2.10%    828,300 22.09 to 12.19  15,885    1.17%     10.84% to   10.05%
   2005......................... 1.40% to 1.85%    727,992 19.93 to 11.09  12,602    0.00%     16.37% to   10.86%
 VIP Overseas Portfolio --
   Initial Class
   2009......................... 1.40% to 1.40%     17,177 11.34 to 11.34     195    2.28%     24.76% to   24.76%
   2008......................... 1.40% to 1.40%     22,460  9.09 to  9.09     204    4.80%   (44.59)% to (44.59)%
   2007......................... 1.40% to 1.40%     39,584 16.41 to 16.41     650    3.25%     15.66% to   15.66%
   2006......................... 1.40% to 1.40%     57,246 14.19 to 14.19     812    1.60%     16.43% to   16.43%
   2005......................... 1.40% to 1.40%     65,193 12.19 to 12.19     794    1.18%     17.39% to   17.39%
 VIP Value Strategies Portfolio
   -- Service Class 2
   2009......................... 1.45% to 1.80%     31,204 10.05 to  9.85     310    0.36%     54.87% to   54.32%
   2008......................... 1.45% to 1.80%     31,213  6.49 to  6.38     202   15.58%   (51.99)% to (52.17)%
   2007......................... 1.45% to 1.80%     33,726 13.52 to 13.34     454    6.67%      3.90% to    3.53%
   2006......................... 1.45% to 2.10%     22,966 13.01 to 11.65     298    1.92%     14.33% to   13.58%
   2005......................... 1.45% to 1.70%     23,798 11.38 to 11.33     271    0.09%      0.95% to    0.69%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2009......................... 1.15% to 2.55% 10,222,675  9.20 to  8.72 103,031    8.23%     34.04% to   32.14%
   2008......................... 1.15% to 2.55% 11,580,979  6.86 to  6.60  87,782    6.15%   (30.47)% to (31.45)%
   2007......................... 1.45% to 2.55%  8,556,750 12.40 to  9.63  97,169    3.41%      3.33% to  (5.51)%
   2006......................... 1.45% to 2.10%  2,999,655 12.13 to 11.29  34,118    2.54%     16.53% to   15.76%
   2005......................... 1.45% to 2.10%    380,704 10.41 to  9.75   3,812    0.04%      4.07% to  (2.48)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                    EXPENSES AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Franklin Large Cap Growth
   Securities Fund -- Class 2
   Shares
   2009............................ 1.45% to 1.60%    34,122 12.32 to 12.18    418    1.39%     27.85% to   27.66%
   2008............................ 1.45% to 1.95%    41,287  9.64 to  6.69    379    3.78%   (35.48)% to (35.81)%
   2007............................ 1.45% to 1.95%    46,099 14.93 to 10.42    662    0.82%      4.68% to    4.18%
   2006............................ 1.45% to 1.85%    82,175 14.27 to 10.90  1,037    0.70%      9.29% to    8.85%
   2005............................ 1.45% to 1.60%    27,455 13.05 to 12.99    358    0.57%    (0.40)% to  (0.55)%
 Franklin Templeton VIP Founding
   Funds Allocation Fund --
   Class 2 Shares
   2009............................ 1.45% to 2.55% 2,351,040  8.05 to  7.84 18,728    2.64%     28.36% to   26.93%
   2008............................ 1.45% to 2.55% 2,297,102  6.27 to  6.17 14,294    2.96%   (36.80)% to (37.51)%
   2007............................ 1.45% to 2.55%   805,962  9.92 to  9.88  7,970    0.00%    (2.52)% to  (3.43)%
 Mutual Shares Securities
   Fund -- Class 2 Shares
   2009............................ 1.15% to 2.55% 1,540,991  7.50 to  7.20 13,787    1.95%     24.60% to   22.83%
   2008............................ 1.15% to 2.55% 1,297,225  6.02 to  5.86  9,528    3.12%   (37.83)% to (38.72)%
   2007............................ 1.45% to 2.20%   371,527 17.38 to 10.99  5,631    2.25%      1.97% to    1.19%
   2006............................ 1.45% to 1.85%   223,286 17.04 to 12.40  3,155    1.19%     16.67% to   16.20%
   2005............................ 1.45% to 1.80%    33,351 14.61 to 14.44    485    0.94%      8.96% to    8.57%
 Templeton Foreign Securities Fund
   -- Class 1 Shares
   2009............................ 1.40% to 1.40%     3,719 12.18 to 12.18     45    3.60%     35.42% to   35.42%
   2008............................ 1.40% to 1.40%     4,067  8.99 to  8.99     37    4.00%   (41.07)% to (41.07)%
   2007............................ 1.40% to 1.40%     5,660 15.26 to 15.26     86    2.39%     14.16% to   14.16%
   2006............................ 1.40% to 1.40%     9,537 13.37 to 13.37    127    1.46%     20.00% to   20.00%
   2005............................ 1.40% to 1.40%     3,684 11.14 to 11.14     41    1.40%      8.94% to    8.94%
 Templeton Foreign Securities Fund
   -- Class 2 Shares
   2009............................ 1.45% to 2.20%   283,523 17.09 to  9.52  3,787    3.36%     35.06% to   34.03%
   2008............................ 1.45% to 2.20%   314,570 12.65 to  7.10  3,021    3.42%   (41.24)% to (41.69)%
   2007............................ 1.45% to 2.20%   341,692 21.54 to 12.18  5,688    2.13%     13.77% to   12.90%
   2006............................ 1.45% to 1.85%   190,711 18.93 to 12.96  3,124    1.19%     19.69% to   19.20%
   2005............................ 1.45% to 1.80%    90,508 15.82 to 15.63  1,424    1.14%      8.58% to    8.19%
 Templeton Global Asset Allocation
   Fund -- Class 2 Shares
   2009............................ 1.45% to 1.80%    30,267 17.52 to 17.07    527    9.36%     20.04% to   19.62%
   2008............................ 1.45% to 1.80%    32,853 14.59 to 14.27    477   11.62%   (26.18)% to (26.45)%
   2007............................ 1.45% to 1.80%    40,256 19.77 to 19.40    792   17.82%      8.41% to    8.02%
   2006............................ 1.45% to 1.85%    30,427 18.24 to 12.29    553    6.66%     19.36% to   18.88%
   2005............................ 1.45% to 1.80%    24,283 15.28 to 15.10    370    2.78%      2.06% to    1.70%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                   EXPENSES AS A                             NET   INVESTMENT
                                    % OF AVERAGE                            ASSETS   INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------ ---------- --------------------
 Templeton Global Bond Securities
   Fund -- Class 1 Shares
   2009........................... 1.40% to 1.40%      3,978 14.62 to 14.62     58   15.29%     17.34% to   17.34%
   2008........................... 1.40% to 1.40%      3,720 12.46 to 12.46     46    3.84%      4.97% to    4.97%
   2007........................... 1.40% to 1.40%      7,313 11.87 to 11.87     87    3.59%      9.71% to    9.71%
   2006........................... 1.40% to 1.40%     16,256 10.82 to 10.82    176    3.20%     11.56% to   11.56%
   2005........................... 1.40% to 1.40%     22,046  9.70 to  9.70    214    2.36%    (4.27)% to  (4.27)%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2009........................... 1.45% to 2.20%    383,751  8.19 to  7.96  3,020    3.08%     29.20% to   28.22%
   2008........................... 1.45% to 2.20%    360,804  6.34 to  6.21  2,215    1.58%   (43.16)% to (43.59)%
   2007........................... 1.45% to 1.80%    185,703 11.15 to 11.08  2,066    1.50%      0.86% to    0.49%
   2006........................... 1.45% to 2.45%     40,008 11.05 to 10.98    442    0.33%     10.55% to    9.80%
GE Investments Funds, Inc.
 Core Value Equity
   Fund -- Class 1 Shares
   2009........................... 1.45% to 1.80%    151,515 10.38 to 10.69  1,557    1.26%     23.58% to   23.14%
   2008........................... 1.45% to 1.80%    146,011  8.40 to  8.68  1,239    1.25%   (33.91)% to (34.15)%
   2007........................... 1.45% to 1.80%    163,427 12.70 to 13.19  2,133    1.91%      8.49% to    8.11%
   2006........................... 1.45% to 2.10%    179,951 11.71 to 11.74  2,167    1.85%     16.15% to   15.38%
   2005........................... 1.45% to 1.80%    179,238 11.83 to  9.99  1,863    1.29%      2.56% to    2.19%
 Income Fund -- Class 1 Shares
   2009........................... 1.40% to 1.80%    192,545 13.92 to 11.45  2,211    4.01%      6.37% to    5.94%
   2008........................... 1.40% to 1.80%    249,065 13.09 to 10.81  2,728    4.77%    (6.44)% to  (6.82)%
   2007........................... 1.40% to 1.80%    317,169 13.99 to 11.60  3,774    5.76%      3.35% to    2.93%
   2006........................... 1.40% to 2.10%    571,907 13.54 to 10.19  6,423    6.48%      2.92% to    2.18%
   2005........................... 1.40% to 1.80%    347,018 13.15 to 10.21  3,986    4.97%      0.61% to    0.21%
 International Equity
   Fund -- Class 1 Shares
   2009........................... 1.40% to 1.40%      5,575 11.19 to 11.19     62    1.71%     25.93% to   25.93%
   2008........................... 1.40% to 1.40%     11,387  8.88 to  8.88    101    6.12%   (46.60)% to (46.60)%
   2007........................... 1.40% to 1.40%     13,233 16.63 to 16.63    220    1.73%     21.25% to   21.25%
   2006........................... 1.40% to 1.40%     14,355 13.72 to 13.72    197    1.10%     22.95% to   22.95%
   2005........................... 1.40% to 1.40%     15,925 11.16 to 11.16    178    1.03%     16.55% to   16.55%
 Mid-Cap Equity
   Fund -- Class 1 Shares
   2009........................... 1.40% to 2.25%    212,883 16.89 to  9.27  2,807    0.25%     39.47% to   38.27%
   2008........................... 1.40% to 2.25%    244,140 12.11 to  6.70  2,304    0.22%   (38.69)% to (39.22)%
   2007........................... 1.15% to 2.55%    475,563  9.75 to 10.21  6,953    2.22%   (43.35)% to    3.13%
   2006........................... 1.40% to 2.10%    376,443 17.79 to 11.12  5,515    1.52%      6.89% to    6.13%
   2005........................... 1.40% to 1.85%    406,786 16.64 to 10.49  5,654    2.60%     10.18% to    4.91%
 Money Market Fund
   2009........................... 1.40% to 2.45% 18,995,617 12.05 to 10.14 27,913    0.27%    (1.13)% to  (2.18)%
   2008........................... 1.40% to 2.45% 15,776,834 12.19 to 10.37 30,509    1.71%      0.81% to  (0.26)%
   2007........................... 1.40% to 2.20%  7,478,410 12.09 to 10.44 11,295    4.78%      3.45% to    2.60%
   2006........................... 1.40% to 2.10%  6,001,548 11.69 to 10.30  9,298    4.54%      3.17% to    2.43%
   2005........................... 1.40% to 1.85%  4,481,391 11.33 to  0.99  6,895    2.76%      1.37% to    0.69%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                 EXPENSES AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 Premier Growth Equity
   Fund -- Class 1 Shares
   2009......................... 1.40% to 1.80%    113,109  8.72 to  9.43   1,084   0.36%      36.80% to   36.24%
   2008......................... 1.40% to 1.80%    123,394  6.38 to  6.92     863   0.41%    (37.55)% to (37.80)%
   2007......................... 1.40% to 1.80%    163,769 10.21 to 11.13   1,819   0.42%       3.86% to    3.43%
   2006......................... 1.40% to 2.10%    240,727  9.83 to 10.72   2,512   0.41%       7.55% to    6.78%
   2005......................... 1.40% to 1.80%    293,875 11.13 to  9.14   2,829   0.37%     (0.12)% to  (0.53)%
 Real Estate Securities Fund --
   Class 1 Shares
   2009......................... 1.15% to 2.55%    430,560  7.65 to  6.69   4,631   5.32%      34.21% to   32.30%
   2008......................... 1.15% to 2.55%    419,691  5.70 to  5.06   3,530   6.22%    (36.77)% to (37.67)%
   2007......................... 1.40% to 1.80%    184,849 26.60 to 19.42   3,739   6.36%    (16.06)% to (16.40)%
   2006......................... 1.40% to 2.10%    197,475 31.69 to 13.26   4,802   2.92%      31.17% to   30.24%
   2005......................... 1.40% to 1.80%    191,031 24.16 to 14.85   3,569   6.63%      10.22% to    9.78%
 S&P 500(R) Index Fund
   2009......................... 1.40% to 2.25%  1,801,232  9.69 to  7.77  16,680   2.21%      24.53% to   23.46%
   2008......................... 1.40% to 2.25%  1,958,296  7.78 to  6.29  14,564   1.58%    (38.28)% to (38.82)%
   2007......................... 1.15% to 2.55%  3,517,982  9.69 to  9.82  42,063   1.73%    (53.88)% to  (2.71)%
   2006......................... 1.40% to 2.10%  3,485,365 12.17 to 11.52  40,507   1.68%      13.82% to   13.01%
   2005......................... 1.40% to 1.80%  3,620,472 11.98 to  9.85  37,084   1.73%       3.05% to    2.63%
 Small-Cap Equity Fund --
   Class 1 Shares
   2009......................... 1.40% to 1.80%    240,160 14.09 to 10.96   2,802   0.00%      29.05% to   28.53%
   2008......................... 1.40% to 1.80%    268,919 10.92 to  8.53   2,451   0.41%    (38.47)% to (38.72)%
   2007......................... 1.40% to 1.85%    400,457 17.74 to 11.34   5,981   3.04%       0.95% to    0.48%
   2006......................... 1.40% to 2.10%    427,366 17.58 to 11.25   6,337   0.78%      11.69% to   10.89%
   2005......................... 1.40% to 1.80%    412,644 15.74 to 12.45   5,519   1.09%       8.00% to    7.57%
 Total Return Fund -- Class 1
   Shares
   2009......................... 1.40% to 2.10%  1,438,791 13.62 to 10.24  16,812   1.49%      19.12% to   18.27%
   2008......................... 1.40% to 2.10%  1,880,860 11.43 to  8.65  18,765   1.80%    (30.28)% to (30.77)%
   2007......................... 1.40% to 2.10%  2,365,482 16.40 to 12.50  34,267   2.44%      10.11% to    9.32%
   2006......................... 1.40% to 2.10%  2,336,793 14.89 to 11.44  30,823   1.96%      12.16% to   11.37%
   2005......................... 1.40% to 2.10%  1,810,784 13.28 to 10.27  21,850   2.28%       2.80% to    1.81%
 Total Return Fund -- Class 3
   Shares
   2009......................... 1.35% to 2.55% 13,508,474  8.13 to  8.43 120,957   1.48%      18.94% to   17.50%
   2008......................... 1.45% to 2.55% 12,950,121  8.13 to  7.17  98,633   2.24%    (30.39)% to (31.17)%
   2007......................... 1.40% to 2.55%  8,909,381 11.67 to 10.42 101,761   3.58%       9.89% to    6.37%
   2006......................... 1.40% to 2.45%  2,539,286 10.62 to 10.55  26,848   4.45%       6.24% to    5.49%
 U.S. Equity Fund -- Class 1
   Shares
   2009......................... 1.40% to 1.80%    120,812 11.55 to  9.88   1,182   1.19%      29.79% to   29.26%
   2008......................... 1.40% to 1.80%    130,897  8.90 to  7.64     990   1.74%    (36.95)% to (37.21)%
   2007......................... 1.40% to 1.80%    143,327 14.11 to 12.17   1,768   0.81%       6.49% to    6.06%
   2006......................... 1.40% to 2.10%    237,436 13.25 to 11.47   2,860   1.37%      14.50% to   13.69%
   2005......................... 1.40% to 1.80%    283,750 11.57 to  9.53   3,031   1.08%       1.08% to    0.67%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
Genworth Variable Insurance Trust
 Genworth Calamos Growth
   Fund -- Service Shares
   2009........................... 1.45% to 1.70%     5,563  9.53 to  9.50     53    0.00%     48.17% to   47.79%
   2008........................... 1.70% to 1.70%     1,352  6.43 to  6.43      9    0.00%   (75.52)% to (75.52)%
 Genworth Columbia Mid Cap
   Value Fund -- Service Shares
   2009........................... 1.15% to 2.55%   447,135  8.60 to  8.44  3,815    0.87%     30.66% to   28.81%
   2008........................... 1.15% to 2.55%   383,490  6.58 to  6.55  2,519    0.73%   (73.59)% to (73.96)%
 Genworth Davis NY Venture
   Fund -- Service Shares
   2009........................... 1.45% to 1.70%    49,213  9.05 to  9.02    445    0.32%     28.88% to   28.55%
   2008........................... 1.45% to 1.70%    35,816  7.02 to  7.01    251    0.27%   (67.57)% to (67.65)%
 Genworth Eaton Vance Large Cap
   Value Fund -- Service Shares
   2009........................... 1.15% to 2.55% 1,223,451  8.73 to  8.57 10,596    1.42%     14.81% to   13.19%
   2008........................... 1.15% to 2.55%   904,145  7.60 to  7.57  6,859    0.61%   (58.22)% to (58.81)%
 Genworth Goldman Sachs
   Enhanced Core Bond Index
   Fund -- Service Shares
   2009........................... 1.15% to 2.55%   916,393 11.37 to 11.16 10,341    6.47%      7.33% to    5.81%
   2008........................... 1.15% to 2.55%   622,817 10.59 to 10.55  6,585    0.90%     20.16% to   18.48%
 Genworth Legg Mason
   ClearBridge Aggressive Growth
   Fund -- Service Shares
   2009........................... 1.15% to 2.55% 1,232,073  9.86 to  9.68 12,058    0.02%     31.95% to   30.08%
   2008........................... 1.15% to 2.55% 1,073,627  7.48 to  7.44  8,009    0.07%   (60.39)% to (60.95)%
 Genworth PIMCO StocksPLUS
   Fund -- Service Shares
   2009........................... 1.15% to 2.55% 1,577,381 10.44 to 10.24 16,336   11.02%     44.02% to   41.98%
   2008........................... 1.15% to 2.55% 1,487,679  7.25 to  7.21 10,759    4.68%   (64.12)% to (64.63)%
 Genworth Putnam International
   Capital Opportunities Fund --
   Service Shares
   2009........................... 1.15% to 2.55%   416,827 10.66 to 10.46  4,410   13.60%     54.85% to   52.65%
   2008........................... 1.15% to 2.55%   422,230  6.88 to  6.85  2,901    0.00%   (69.53)% to (69.95)%
 Genworth Thornburg International
   Value Fund -- Service Shares
   2009........................... 1.15% to 2.55%   405,457  9.91 to  9.73  3,987    0.00%     29.46% to   27.63%
   2008........................... 1.15% to 2.55%   331,749  7.66 to  7.62  2,534    0.46%   (57.28)% to (57.88)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                       EXPENSES AS A                          NET   INVESTMENT
                                        % OF AVERAGE                         ASSETS   INCOME
                                       NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------- -------------- ------ ---------- --------------------
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Growth and Income
   Fund
   2009............................... 1.40% to 1.40%   9,403  9.77 to  9.77    92    1.81%      16.67% to   16.67%
   2008............................... 1.40% to 1.40%   9,686  8.37 to  8.37    81    1.77%    (35.44)% to (35.44)%
   2007............................... 1.40% to 1.40%  15,174 12.97 to 12.97   197    2.81%       0.07% to    0.07%
   2006............................... 1.40% to 1.40%  25,952 12.96 to 12.96   336    1.42%      20.92% to   20.92%
   2005............................... 1.40% to 1.40%  48,438 10.72 to 10.72   519    1.67%       2.48% to    2.48%
 Goldman Sachs Mid Cap Value Fund
   2009............................... 1.40% to 2.10%  56,556 20.94 to  9.47   799    1.66%      31.30% to   30.36%
   2008............................... 1.40% to 2.10%  70,748 15.95 to  7.26   744    0.89%    (37.94)% to (38.38)%
   2007............................... 1.40% to 2.10%  91,608 25.69 to 11.78 1,694    2.96%       1.75% to    1.02%
   2006............................... 1.40% to 2.10% 121,653 25.25 to 11.66 2,488    2.89%      14.54% to   13.73%
   2005............................... 1.40% to 1.85% 118,616 22.04 to 10.27 2,311    3.15%      13.89% to    2.67%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Balanced
   Portfolio -- Class 1
   2009............................... 1.45% to 1.60%   7,946 10.25 to 10.19    81    2.43%      22.65% to   22.46%
   2008............................... 1.60% to 1.60%   1,806  8.32 to  8.32    15    8.01%    (25.52)% to (25.52)%
   2007............................... 1.45% to 1.60%   4,232 11.21 to 11.18    47    1.27%       4.59% to    4.43%
   2006............................... 1.45% to 2.20%     733 10.71 to 10.66     8    0.00%       7.14% to    6.59%
 JPMorgan Insurance Trust Core Bond
   Portfolio -- Class 1
   2009............................... 1.45% to 2.20% 369,762 11.80 to 11.47 4,292    4.03%       8.04% to    7.22%
   2008............................... 1.45% to 2.20% 146,151 10.92 to 10.70 1,569    4.96%     (0.16)% to  (0.92)%
   2007............................... 1.45% to 2.20% 144,682 10.94 to 10.80 1,553    4.62%       3.96% to    4.76%
   2006............................... 1.45% to 2.20%  84,908 10.44 to 10.39   883    0.00%       4.40% to    3.87%
 JPMorgan Insurance Trust Diversified
   Mid Cap Growth Portfolio --
   Class 1
   2009............................... 1.45% to 2.20%  47,512  9.02 to  8.77   423    0.00%      40.97% to   39.89%
   2008............................... 1.45% to 2.20%  47,955  6.40 to  6.27   304    0.97%    (44.60)% to (45.03)%
   2007............................... 1.45% to 1.80%   3,588 11.56 to 11.49    41    1.80%      15.53% to   15.12%
   2006............................... 1.45% to 2.20%     229  10.00 to 9.95     2    0.00%       0.02% to  (0.48)%
 JPMorgan Insurance Trust Equity
   Index Portfolio -- Class 1
   2009............................... 1.45% to 2.20%  83,741  8.68 to  8.44   691    2.56%      24.60% to   23.66%
   2008............................... 1.45% to 2.20%  88,352  6.97 to  6.83   589    1.85%    (38.12)% to (38.59)%
   2007............................... 1.45% to 2.20%  49,360 11.26 to 11.12   539    0.10%       3.56% to    2.77%
 JPMorgan Insurance Trust
   International Equity Portfolio
   2009............................... 1.45% to 1.80%  11,147 13.93 to 13.90   155    1.50%      61.66% to   61.09%
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio -- Class 1
   2009............................... 1.45% to 2.20%  94,977  8.91 to  8.66   826    0.79%      32.37% to   31.37%
   2008............................... 1.45% to 2.20% 109,254  6.73 to  6.60   721    0.93%    (40.10)% to (40.56)%
   2007............................... 1.45% to 2.20%  78,091 11.24 to 11.10   866    0.00%       9.92% to    9.08%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                    EXPENSES AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 JPMorgan Insurance Trust Intrepid
   Mid Cap Portfolio -- Class 1
   2009............................ 1.45% to 2.20%    49,189  8.40 to  8.17    404   1.56%      33.70% to   32.68%
   2008............................ 1.45% to 2.20%    55,839  6.28 to  6.16    344   1.61%    (39.70)% to (40.16)%
   2007............................ 1.45% to 2.20%    78,269 10.42 to 10.29    805   0.28%       1.37% to    0.59%
   2006............................ 1.45% to 2.20%     6,621 10.28 to 10.23     68   0.00%       2.79% to    2.27%
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio -- Class 1
   2009............................ 1.45% to 1.80%   139,155 12.89 to 12.86  1,792   0.00%      44.45% to   43.94%
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2009............................ 1.45% to 1.80%    20,733 12.92 to 12.89    268   0.24%      44.96% to   44.45%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2009............................ 1.45% to 2.20%   114,272 10.14 to  9.86  1,108   2.52%      31.74% to   30.74%
   2008............................ 1.45% to 2.20%   112,817  7.70 to  7.54    830   6.33%    (35.75)% to (36.24)%
   2007............................ 1.45% to 2.20%    65,693 11.98 to 11.83    762   0.13%       8.84% to    8.01%
Janus Aspen Series
 Balanced Portfolio --
   Institutional Shares
   2009............................ 1.40% to 1.40%    99,658 18.34 to 18.34  1,828   2.98%      24.13% to   24.13%
   2008............................ 1.40% to 1.40%   112,505 14.78 to 14.78  1,663   2.62%    (17.02)% to (17.02)%
   2007............................ 1.40% to 1.40%   141,408 17.81 to 17.81  2,518   2.47%       8.98% to    8.98%
   2006............................ 1.40% to 1.40%   193,839 16.34 to 16.34  3,168   1.99%       9.17% to    9.17%
   2005............................ 1.40% to 1.40%   280,281 14.97 to 14.97  4,195   2.20%       6.45% to    6.45%
 Balanced Portfolio --
   Service Shares
   2009............................ 1.15% to 2.55% 1,156,760 10.14 to 10.31 13,452   2.87%      24.14% to   22.38%
   2008............................ 1.45% to 2.55%   906,647 11.10 to  8.43  8,891   2.53%    (17.28)% to (18.20)%
   2007............................ 1.45% to 2.55%   731,461 13.41 to 10.30  9,276   2.34%       8.68% to    4.51%
   2006............................ 1.45% to 2.10%   535,990 12.34 to 11.22  6,602   1.97%       8.82% to    8.10%
   2005............................ 1.45% to 2.10%   514,022 11.66 to 10.38  5,855   2.07%       6.10% to    3.81%
 Enterprise Portfolio --
   Institutional Shares
   2009............................ 1.40% to 1.40%    82,300 13.72 to 13.72  1,129   0.00%      42.80% to   42.80%
   2008............................ 1.40% to 1.40%    90,364  9.61 to  9.61    868   0.23%    (44.51)% to (44.51)%
   2007............................ 1.40% to 1.40%   118,780 17.31 to 17.31  2,056   0.19%      20.33% to   20.33%
   2006............................ 1.40% to 1.40%   178,962 14.39 to 14.39  2,575   0.00%      12.03% to   12.03%
   2005............................ 1.40% to 1.40%   254,013 12.84 to 12.84  3,262   0.00%      10.74% to   10.74%
 Enterprise Portfolio --
   Service Shares
   2009............................ 1.45% to 1.60%    11,561 10.24 to 14.07    133   0.00%      42.35% to   42.13%
   2008............................ 1.45% to 1.80%    14,419  7.19 to  9.76    116   0.06%    (44.67)% to (44.87)%
   2007............................ 1.45% to 1.80%    18,858 13.00 to 17.71    274   0.06%      19.97% to   19.54%
   2006............................ 1.45% to 1.80%    30,009 10.84 to 14.82    355   0.00%      11.67% to   11.27%
   2005............................ 1.45% to 1.80%    31,390 13.42 to  9.62    335   0.00%      10.41% to   10.02%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                    EXPENSES AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Flexible Bond Portfolio --
   Institutional Shares
   2009............................ 1.40% to 1.40%     7,824 17.01 to 17.01    133   4.09%      11.64% to   11.64%
   2008............................ 1.40% to 1.40%    10,265 15.24 to 15.24    156   4.03%       4.54% to    4.54%
   2007............................ 1.40% to 1.40%    15,368 14.57 to 14.57    224   4.56%       5.53% to    5.53%
   2006............................ 1.40% to 1.40%    22,072 13.81 to 13.81    305   4.71%       2.76% to    2.76%
   2005............................ 1.40% to 1.40%    27,043 13.44 to 13.44    363   5.40%       0.58% to    0.58%
 Forty Portfolio --
   Institutional Shares
   2009............................ 1.40% to 1.40%    91,156 17.45 to 17.45  1,591   0.04%      44.29% to   44.29%
   2008............................ 1.40% to 1.40%    98,316 12.09 to 12.09  1,189   0.13%    (44.94)% to (44.94)%
   2007............................ 1.40% to 1.40%   132,400 21.96 to 21.96  2,908   0.32%      35.07% to   35.07%
   2006............................ 1.40% to 1.40%   187,346 16.26 to 16.26  3,047   0.33%       7.82% to    7.82%
   2005............................ 1.40% to 1.40%   253,827 15.08 to 15.08  3,828   0.21%      11.27% to   11.27%
 Forty Portfolio -- Service Shares
   2009............................ 1.15% to 2.55% 1,461,457  7.89 to  9.70 14,197   0.01%      44.34% to   42.29%
   2008............................ 1.15% to 2.55% 1,321,204  5.47 to  6.81  9,157   0.01%    (44.95)% to (45.73)%
   2007............................ 1.15% to 2.55%   394,414  9.93 to 12.56  5,860   0.21%    (12.17)% to (40.38)%
   2006............................ 1.45% to 2.10%   162,268 11.68 to 11.15  1,844   0.20%       7.54% to    6.83%
   2005............................ 1.45% to 1.80%    56,708 12.82 to 10.76    627   0.01%      10.93% to   10.54%
 Global Life Sciences Portfolio --
   Service Shares
   2009............................ 1.45% to 1.65%     4,667 11.94 to 11.73     57   0.00%      23.83% to   23.58%
   2008............................ 1.45% to 1.65%     7,321  9.64 to  9.49     72   0.00%    (30.05)% to (30.19)%
   2007............................ 1.45% to 1.80%     8,927 13.78 to 14.50    126   0.00%      19.93% to   19.50%
   2006............................ 1.45% to 1.80%    14,199 11.49 to 12.13    166   0.00%       4.80% to    4.42%
   2005............................ 1.45% to 1.80%    15,363 11.71 to 10.86    171   0.00%      10.70% to   10.31%
 Global Technology Portfolio --
   Service Shares
   2009............................ 1.45% to 1.80%     1,592  7.90 to  9.93     15   0.00%      54.62% to   54.07%
   2008............................ 1.45% to 1.80%     1,885  5.11 to  6.45     11   0.10%    (44.79)% to (44.98)%
   2007............................ 1.45% to 1.80%     4,628  9.26 to 11.72     53   0.29%      19.92% to   19.50%
   2006............................ 1.45% to 1.80%     7,179  7.72 to  9.81     67   0.00%       6.27% to    5.89%
   2005............................ 1.45% to 1.80%     8,241  9.33 to  7.20     72   0.00%       9.94% to    9.55%
 Janus Portfolio --
   Institutional Shares
   2009............................ 1.40% to 1.40%    66,821  9.84 to  9.84    658   0.54%      34.45% to   34.45%
   2008............................ 1.40% to 1.40%    77,540  7.32 to  7.32    568   0.71%    (40.57)% to (40.57)%
   2007............................ 1.40% to 1.40%    99,462 12.32 to 12.32  1,225   0.67%      13.47% to   13.47%
   2006............................ 1.40% to 1.40%   157,207 10.85 to 10.85  1,706   0.46%       9.82% to    9.82%
   2005............................ 1.40% to 1.40%   202,244  9.88 to  9.88  1,999   0.34%       2.83% to    2.83%
 Janus Portfolio -- Service Shares
   2009............................ 1.45% to 1.80%    12,964  7.87 to  9.25    111   0.41%      34.04% to   33.57%
   2008............................ 1.45% to 1.80%    19,519  5.87 to  6.93    121   0.57%    (40.74)% to (40.95)%
   2007............................ 1.45% to 1.80%    30,330  9.90 to 11.73    322   0.52%      13.12% to   12.72%
   2006............................ 1.45% to 1.80%    36,152  8.75 to 10.41    325   0.27%       9.53% to    9.14%
   2005............................ 1.45% to 1.80%    40,342  9.61 to  7.92    335   0.13%       2.51% to    2.15%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                       EXPENSES AS A                          NET   INVESTMENT
                                        % OF AVERAGE                         ASSETS   INCOME
                                       NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------- -------------- ------ ---------- --------------------
 Overseas Portfolio --
   Institutional Shares
   2009............................... 1.40% to 1.40%  38,337 24.01 to 24.01   920    0.55%      77.05% to   77.05%
   2008............................... 1.40% to 1.40%  44,047 13.56 to 13.56   597    2.66%    (52.79)% to (52.79)%
   2007............................... 1.40% to 1.40%  56,741 28.72 to 28.72 1,630    0.58%      26.51% to   26.51%
   2006............................... 1.40% to 1.40%  80,323 22.70 to 22.70 1,823    1.86%      44.97% to   44.97%
   2005............................... 1.40% to 1.40% 113,239 15.66 to 15.66 1,773    1.20%      30.45% to   30.45%
 Overseas Portfolio -- Service Shares
   2009............................... 1.45% to 1.80%  42,706 19.12 to 21.81   874    0.40%      76.48% to   75.85%
   2008............................... 1.45% to 1.80%  50,271 10.83 to 12.40   583    2.71%    (52.92)% to (53.09)%
   2007............................... 1.45% to 1.80%  56,739 23.01 to 26.44 1,410    0.45%      26.15% to   25.70%
   2006............................... 1.45% to 2.10%  61,529 18.24 to 17.84 1,214    1.85%      44.51% to   43.56%
   2005............................... 1.45% to 1.80%  71,241 16.64 to 12.50   975    1.08%      30.03% to   29.57%
 Worldwide Portfolio --
   Institutional Shares
   2009............................... 1.40% to 1.40%  84,944  9.24 to  9.24   785    1.40%      35.77% to   35.77%
   2008............................... 1.40% to 1.40%  98,551  6.81 to  6.81   671    1.16%    (45.44)% to (45.44)%
   2007............................... 1.40% to 1.40% 121,252 12.48 to 12.48 1,513    0.72%       8.09% to    8.09%
   2006............................... 1.40% to 1.40% 153,878 11.54 to 11.54 1,776    1.71%      16.56% to   16.56%
   2005............................... 1.40% to 1.40% 195,583  9.90 to  9.90 1,937    1.37%       4.39% to    4.39%
 Worldwide Portfolio --
   Service Shares
   2009............................... 1.45% to 1.80%  35,508  7.53 to  8.61   292    1.27%      35.41% to   34.93%
   2008............................... 1.45% to 1.80%  38,607  5.56 to  6.38   233    0.97%    (45.61)% to (45.80)%
   2007............................... 1.45% to 1.80%  50,040 10.23 to 11.78   552    0.53%       7.77% to    7.38%
   2006............................... 1.45% to 1.80%  62,163  9.49 to 10.97   634    1.59%      16.23% to   15.82%
   2005............................... 1.45% to 1.80%  81,215  9.54 to  8.09   722    1.26%       4.04% to    3.67%
Legg Mason Partners Variable Equity
  Trust
 Legg Mason ClearBridge Variable
   Aggressive Growth Portfolio --
   Class II
   2009............................... 1.45% to 2.10%  52,266 12.18 to  8.75   622    0.00%      32.25% to   31.38%
   2008............................... 1.45% to 2.10%  74,915  9.21 to  6.66   648    0.00%    (41.44)% to (41.83)%
   2007............................... 1.45% to 2.10%  83,475 15.72 to 11.44 1,221    0.00%     (1.10)% to  (1.75)%
   2006............................... 1.45% to 2.10%  81,172 15.90 to 11.65 1,200    0.00%       9.14% to    8.43%
   2005............................... 1.45% to 1.80%  27,586 14.57 to 12.46   396    0.00%       8.06% to    7.68%
 Legg Mason ClearBridge Variable
   Equity Income Builder Portfolio --
   Class I
   2009............................... 1.40% to 1.40%   7,529  7.78 to  7.78    59    3.31%      21.19% to   21.19%
   2008............................... 1.40% to 1.40%   8,134  6.42 to  6.42    52    2.48%    (35.93)% to (35.93)%
   2007............................... 1.40% to 1.40%  10,652 10.02 to 10.02   107    4.18%       0.27% to    0.27%
   2006............................... 1.40% to 1.40%   9,139 13.49 to 13.49   123    1.84%      10.99% to   10.99%
   2005............................... 1.40% to 1.40%  12,380 12.15 to 12.15   150    2.19%       1.88% to    1.88%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                        EXPENSES AS A                          NET   INVESTMENT
                                         % OF AVERAGE                         ASSETS   INCOME
                                        NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                        -------------- ------- -------------- ------ ---------- --------------------
 Legg Mason ClearBridge Variable
   Equity Income Builder Portfolio --
   Class II
   2009................................ 1.45% to 2.30%  74,690  7.75 to  7.57   571    3.11%      20.85% to   19.81%
   2008................................ 1.60% to 2.30%  78,379  6.39 to  6.32   498    2.61%    (36.00)% to (36.46)%
   2007................................ 1.45% to 2.30%  82,775 10.00 to  9.94   825    4.38%       0.02% to  (0.84)%
   2006................................ 1.45% to 2.10%  45,209 11.69 to 11.16   502    3.43%      10.63% to    9.91%
   2005................................ 1.85% to 2.10%   6,313 10.17 to 10.15    64    2.96%       1.65% to    1.54%
 Legg Mason ClearBridge Variable
   Fundamental Value Portfolio --
   Class I
   2009................................ 1.45% to 1.85%  52,519  7.57 to  7.49   396    1.33%      27.48% to   26.96%
   2008................................ 1.45% to 1.85%  55,862  5.94 to  5.90   331    1.65%    (37.50)% to (37.75)%
   2007................................ 1.45% to 1.85%  63,837  9.50 to  9.48   606    1.66%     (7.21)% to  (7.59)%
   2006................................ 1.45% to 2.10%  38,949 16.36 to 11.86   596    1.39%      16.17% to   15.41%
   2005................................ 1.45% to 1.85%  36,647 14.08 to 10.28   476    0.77%       2.85% to    1.96%
 Legg Mason ClearBridge Variable
   Investors Portfolio -- Class I
   2009................................ 1.40% to 1.40%   3,338 11.84 to 11.84    40    1.86%      22.76% to   22.76%
   2008................................ 1.40% to 1.40%   4,274  9.64 to  9.64    41    1.31%    (36.53)% to (36.53)%
   2007................................ 1.40% to 1.40%   4,876 15.19 to 15.19    74    0.59%       2.44% to    2.44%
   2006................................ 1.40% to 1.40%  15,149 14.83 to 14.83   225    1.59%      16.61% to   16.61%
   2005................................ 1.40% to 1.40%  17,059 12.72 to 12.72   217    1.20%       5.04% to    5.04%
Legg Mason Partners Variable Income
  Trust
 Legg Mason Western Asset Variable
   Strategic Bond Portfolio -- Class I
   2009................................ 1.40% to 1.40%   4,244 14.53 to 14.53    62    5.36%      20.12% to   20.12%
   2008................................ 1.40% to 1.40%   5,157 12.09 to 12.09    62    6.24%    (18.19)% to (18.19)%
   2007................................ 1.40% to 1.40%   5,447 14.78 to 14.78    81    2.86%       0.56% to    0.56%
   2006................................ 1.40% to 1.40%  13,982 14.70 to 14.70   206    4.86%       3.56% to    3.56%
   2005................................ 1.40% to 1.40%  22,548 14.20 to 14.20   320    6.17%       1.04% to    1.04%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2009................................ 1.45% to 1.85% 163,834  8.12 to  9.93 1,456    0.45%      37.08% to   36.52%
   2008................................ 1.45% to 1.85% 179,791  5.93 to  7.27 1,163    0.32%    (37.90)% to (38.15)%
   2007................................ 1.45% to 1.85% 246,821  9.54 to 11.75 2,531    0.08%       9.41% to    8.96%
   2006................................ 1.45% to 2.10% 267,531  8.72 to 10.75 2,506    0.00%       5.75% to    5.06%
   2005................................ 1.45% to 1.85% 268,191 11.54 to  8.17 2,395    0.14%       2.72% to    2.36%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2009................................ 1.45% to 1.80% 146,002  9.58 to 10.27 1,469    1.39%      24.72% to   24.28%
   2008................................ 1.45% to 1.80% 187,475  7.68 to  8.26 1,510    0.90%    (34.22)% to (34.46)%
   2007................................ 1.45% to 1.80% 316,313 11.68 to 12.61 3,859    0.59%       8.43% to    8.04%
   2006................................ 1.45% to 2.10% 331,356 10.77 to 11.48 3,735    0.27%      11.06% to   10.33%
   2005................................ 1.45% to 1.80% 375,666 12.27 to  9.61 3,829    0.29%       5.48% to    5.10%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                     EXPENSES AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 MFS(R) New Discovery Series --
   Service Class Shares
   2009............................. 1.40% to 1.85%    75,052 14.86 to 11.08    768   0.00%      60.64% to   59.91%
   2008............................. 1.45% to 1.85%    91,281  6.21 to  6.93    581   5.35%    (40.40)% to (40.64)%
   2007............................. 1.40% to 1.85%   101,786 15.51 to 11.67  1,087   2.33%       0.81% to    0.35%
   2006............................. 1.40% to 2.10%   111,171 15.39 to 11.59  1,184   0.00%      11.36% to   10.56%
   2005............................. 1.40% to 1.80%   106,441 13.82 to  9.21  1,023   0.00%       3.57% to    3.15%
 MFS(R) Strategic Income Series --
   Service Class Shares
   2009............................. 1.45% to 2.20%    72,573 13.36 to 10.92    900   9.81%      22.09% to   21.16%
   2008............................. 1.45% to 2.20%    78,510 10.94 to  9.01    802   4.84%    (13.54)% to (14.20)%
   2007............................. 1.45% to 1.80%    62,597 12.65 to 12.42    788   4.61%       1.91% to    1.55%
   2006............................. 1.45% to 1.85%    57,222 12.42 to 10.41    707   5.32%       4.85% to    4.43%
   2005............................. 1.45% to 1.80%    47,786 11.84 to 11.70    564   5.25%       0.15% to  (0.20)%
 MFS(R) Total Return Series --
   Service Class Shares
   2009............................. 1.45% to 2.55% 1,328,187 12.69 to  8.45 12,984   3.15%      16.02% to   14.72%
   2008............................. 1.45% to 2.55% 1,149,310 10.94 to  7.37  9,874   3.72%    (23.45)% to (24.30)%
   2007............................. 1.45% to 2.55% 1,147,271 14.29 to  9.73 13,201   2.17%       2.42% to  (4.04)%
   2006............................. 1.45% to 2.10%   663,906 13.95 to 10.95  7,790   2.57%      10.01% to    9.29%
   2005............................. 1.45% to 2.10%   364,230 12.68 to 10.02  3,960   1.60%       3.13% to    0.22%
 MFS(R) Utilities Series -- Service
   Class Shares
   2009............................. 1.45% to 1.80%   261,979 15.37 to 19.89  3,810   4.33%      30.94% to   30.48%
   2008............................. 1.45% to 1.80%   228,437 11.74 to 15.24  2,785   6.66%    (38.71)% to (38.93)%
   2007............................. 1.45% to 1.80%   248,119 19.15 to 24.96  5,436   3.36%      25.70% to   25.25%
   2006............................. 1.45% to 2.10%   228,573 15.24 to 13.56  4,011   1.75%      29.07% to   28.22%
   2005............................. 1.45% to 1.80%   148,613 15.97 to 11.69  2,009   0.46%      14.89% to   14.48%
Oppenheimer Variable Account
  Funds
 Oppenheimer Balanced Fund/VA
   -- Non-Service Shares
   2009............................. 1.40% to 1.40%    27,343 10.53 to 10.53    288   0.00%      20.19% to   20.19%
   2008............................. 1.40% to 1.40%    29,034  8.76 to  8.76    254   5.54%    (44.27)% to (44.27)%
   2007............................. 1.40% to 1.40%    47,193 15.72 to 15.72    742   2.92%       2.33% to    2.33%
   2006............................. 1.40% to 1.40%    60,908 15.37 to 15.37    936   2.69%       9.60% to    9.60%
   2005............................. 1.40% to 1.40%    63,804 14.02 to 14.02    895   1.75%       2.44% to    2.44%
 Oppenheimer Balanced Fund/VA
   -- Service Shares
   2009............................. 1.45% to 2.55%   914,165  8.30 to  6.31  6,566   0.00%      19.84% to   18.50%
   2008............................. 1.45% to 2.55%   824,920  6.93 to  5.33  5,011   3.48%    (44.43)% to (45.06)%
   2007............................. 1.45% to 2.55%   608,007 12.46 to  9.69  6,923   1.80%       2.94% to  (4.56)%
   2006............................. 1.45% to 2.10%   289,515 12.22 to 10.88  3,362   1.92%       9.25% to    8.54%
   2005............................. 1.45% to 2.10%   116,613 11.19 to 10.02  1,277   1.12%       2.17% to    0.23%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Oppenheimer Capital Appreciation
   Fund/VA -- Non-Service
   Shares
   2009........................... 1.40% to 1.40%    24,322 11.57 to 11.57    281   0.32%      42.50% to   42.50%
   2008........................... 1.40% to 1.40%    26,619  8.12 to  8.12    216   0.17%    (46.28)% to (46.28)%
   2007........................... 1.40% to 1.40%    42,425 15.11 to 15.11    641   0.27%      12.54% to   12.54%
   2006........................... 1.40% to 1.40%    76,363 13.43 to 13.43  1,025   0.40%       6.44% to    6.44%
   2005........................... 1.40% to 1.40%    95,109 12.61 to 12.61  1,200   0.92%       3.63% to    3.63%
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2009........................... 1.45% to 1.80%   265,622 12.56 to 12.23  3,196   0.01%      42.06% to   41.56%
   2008........................... 1.45% to 1.95%   303,554  8.84 to  5.95  2,570   0.00%    (46.45)% to (46.72)%
   2007........................... 1.45% to 1.95%   326,014 16.51 to 11.16  5,279   0.01%      12.20% to   11.63%
   2006........................... 1.45% to 2.10%   368,738 14.71 to 10.93  5,251   0.19%       6.12% to    5.43%
   2005........................... 1.45% to 1.80%   360,762 13.86 to 11.56  4,932   0.68%       3.35% to    2.98%
 Oppenheimer Core Bond Fund/VA
   -- Non-Service Shares
   2009........................... 1.40% to 1.40%    42,641  9.10 to  9.10    388   0.00%       8.08% to    8.08%
   2008........................... 1.40% to 1.40%    52,853  8.42 to  8.42    445   5.10%    (39.90)% to (39.90)%
   2007........................... 1.40% to 1.40%    71,932 14.01 to 14.01  1,008   5.57%       2.92% to    2.92%
   2006........................... 1.40% to 1.40%   102,146 13.62 to 13.62  1,391   5.64%       3.81% to    3.81%
   2005........................... 1.40% to 1.40%   124,512 13.12 to 13.12  1,633   5.23%       1.16% to    1.16%
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2009........................... 1.15% to 2.55% 1,318,480  7.88 to  7.76 13,496   1.91%      37.75% to   35.80%
   2008........................... 1.15% to 2.55% 1,235,706  5.72 to  5.72  9,627   1.20%    (41.02)% to (41.86)%
   2007........................... 1.45% to 1.80%   660,568 16.13 to 16.47 10,803   1.45%       4.53% to    4.16%
   2006........................... 1.45% to 2.10%   563,742 15.43 to 12.69  8,844   0.75%      15.67% to   14.91%
   2005........................... 1.45% to 1.80%   408,142 14.28 to 13.22  5,554   0.77%      12.41% to   12.01%
 Oppenheimer High Income
   Fund/VA -- Non-Service
   Shares
   2009........................... 1.40% to 1.40%    15,201  3.26 to  3.26     50   0.00%      23.57% to   23.57%
   2008........................... 1.40% to 1.40%    16,522  2.64 to  2.64     44   7.72%    (78.97)% to (78.97)%
   2007........................... 1.40% to 1.40%    17,149 12.54 to 12.54    215   9.03%     (1.51)% to  (1.51)%
   2006........................... 1.40% to 1.40%    38,076 12.74 to 12.74    485   7.53%       7.90% to    7.90%
   2005........................... 1.40% to 1.40%    44,334 11.80 to 11.80    523   6.61%       0.89% to    0.89%
 Oppenheimer Main Street Fund/
   VA -- Service Shares
   2009........................... 1.15% to 2.55% 2,288,859  7.43 to  7.27 18,698   1.61%      26.52% to   24.73%
   2008........................... 1.15% to 2.55% 2,084,950  5.88 to  5.83 13,772   1.49%    (39.33)% to (40.19)%
   2007........................... 1.45% to 1.95%   780,090 11.92 to 10.23  9,579   0.84%       2.63% to    2.30%
   2006........................... 1.45% to 2.10% 1,041,036 11.61 to 11.56 12,274   0.90%      13.10% to   12.35%
   2005........................... 1.45% to 1.80%   782,619 11.86 to 10.17  8,335   1.18%       4.21% to    3.84%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                      EXPENSES AS A                          NET   INVESTMENT
                                       % OF AVERAGE                         ASSETS   INCOME
                                      NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- ------- -------------- ------ ---------- --------------------
 Oppenheimer Main Street Small Cap
   Fund/VA -- Service Shares
   2009.............................. 1.15% to 2.55% 572,914  7.99 to  7.25 6,394     0.66%     35.31% to   33.39%
   2008.............................. 1.15% to 2.55% 565,616  5.90 to  5.44 4,778     0.82%   (38.72)% to (39.59)%
   2007.............................. 1.15% to 2.55% 609,742  9.64 to  9.00 8,792     0.26%   (62.57)% to (14.53)%
   2006.............................. 1.45% to 2.10% 308,592 19.24 to 11.80 5,729     0.17%     13.00% to   12.26%
   2005.............................. 1.45% to 1.85% 276,605 17.02 to 10.53 4,618     0.00%      8.13% to    5.27%
 Oppenheimer MidCap Fund/VA --
   Non-Service Shares
   2009.............................. 1.40% to 1.40%  29,464  8.52 to  8.52   251     0.00%     30.75% to   30.75%
   2008.............................. 1.40% to 1.40%  31,338  6.52 to  6.52   204     0.00%   (49.78)% to (49.78)%
   2007.............................. 1.40% to 1.40%  36,914 12.98 to 12.98   479     0.00%      4.84% to    4.84%
   2006.............................. 1.40% to 1.40%  49,038 12.38 to 12.38   607     0.00%      1.52% to    1.52%
   2005.............................. 1.40% to 1.40%  67,114 12.20 to 12.20   819     0.00%     10.76% to   10.76%
 Oppenheimer MidCap Fund/VA --
   Service Shares
   2009.............................. 1.45% to 1.80%  19,181 10.76 to 10.50   202     0.00%     30.34% to   29.88%
   2008.............................. 1.45% to 1.80%  19,137  8.25 to  8.09   155     0.00%   (49.95)% to (50.13)%
   2007.............................. 1.45% to 1.80%  19,494 16.49 to 16.22   316     0.00%      4.49% to    4.12%
   2006.............................. 1.45% to 2.10%  20,325 15.78 to 10.59   316     0.00%      1.22% to    0.55%
   2005.............................. 1.45% to 1.80%  17,793 15.59 to 13.25   274     0.00%     10.37% to    9.98%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2009.............................. 1.45% to 1.70% 135,108 11.35 to  9.85 1,506     8.20%     19.67% to   19.36%
   2008.............................. 1.45% to 1.70%  92,739  9.48 to  8.26   874     5.41%   (17.13)% to (17.34)%
   2007.............................. 1.45% to 1.70% 112,900 11.44 to 11.36 1,291     8.14%      6.61% to    6.34%
   2006.............................. 1.45% to 2.10%  78,885 10.73 to 10.45   846     5.45%      3.05% to    2.37%
   2005.............................. 1.45% to 1.70%  65,505 10.41 to 10.40   682     7.90%      4.14% to    3.96%
 Foreign Bond Portfolio (U.S. Dollar
   Hedged) -- Administrative
   Class Shares
   2009.............................. 1.45% to 1.80%   8,041 13.51 to 12.70   104    13.94%     13.92% to   13.52%
   2008.............................. 1.45% to 1.80%   8,783 11.86 to 11.18   100     3.06%    (3.81)% to  (4.15)%
   2007.............................. 1.45% to 1.80%  11,954 12.33 to 11.67   142     3.36%      2.11% to    1.75%
   2006.............................. 1.45% to 1.80%  11,972 12.07 to 11.47   140     4.23%      0.71% to    0.35%
   2005.............................. 1.45% to 1.80%  13,291 11.99 to 11.43   154     3.21%      3.63% to    3.26%
 High Yield Portfolio --
   Administrative Class Shares
   2009.............................. 1.15% to 2.55% 714,532 10.51 to 10.02 8,897     8.71%     38.65% to   36.69%
   2008.............................. 1.15% to 2.55% 701,997  7.58 to  7.33 6,448     6.77%   (24.39)% to (25.46)%
   2007.............................. 1.45% to 2.10% 391,542 14.37 to 10.85 5,506     6.97%      1.98% to    1.31%
   2006.............................. 1.45% to 2.10% 507,230 14.09 to 10.71 6,741     6.87%      7.50% to    6.79%
   2005.............................. 1.45% to 1.85% 368,012 13.11 to 10.04 4,751     6.60%      2.61% to    0.42%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2009........................... 1.15% to 2.55%   860,620 11.21 to 11.27 11,779   7.01%     (5.48)% to  (6.82)%
   2008........................... 1.15% to 2.55% 1,178,994 11.87 to 12.10 18,710   4.24%      15.94% to   14.31%
   2007........................... 1.15% to 2.55%   906,567 10.23 to 10.58 12,168   4.53%      39.98% to    8.82%
   2006........................... 1.45% to 2.10%   689,640 13.81 to  9.85  8,952   5.57%     (0.31)% to  (0.97)%
   2005........................... 1.45% to 1.85%   646,666 13.86 to  9.96  8,606   4.43%       3.23% to  (0.43)%
 Low Duration Portfolio --
   Administrative Class Shares
   2009........................... 1.15% to 2.55% 3,554,997 11.10 to 11.13 40,371   6.65%      12.02% to   10.43%
   2008........................... 1.15% to 2.55% 2,606,646  9.91 to 10.08 26,729   4.47%     (1.57)% to  (2.96)%
   2007........................... 1.15% to 2.55% 2,419,403 10.07 to 10.39 25,886   3.29%      12.33% to    5.82%
   2006........................... 1.45% to 2.10%   128,640 10.24 to 10.15  1,313   4.23%       2.47% to    1.79%
   2005........................... 1.45% to 1.85%    70,800  9.99 to  9.97    706   2.26%     (0.10)% to  (0.27)%
 Total Return Portfolio --
   Administrative Class Shares
   2009........................... 1.15% to 2.55% 3,645,544 11.83 to 11.93 51,444   6.82%      12.73% to   11.13%
   2008........................... 1.15% to 2.55% 2,688,765 10.49 to 10.73 34,193   5.68%       3.59% to    2.12%
   2007........................... 1.15% to 2.55% 2,192,913 10.51 to 10.13 27,935   4.78%      23.46% to    7.72%
   2006........................... 1.40% to 2.10% 2,283,709 10.81 to 10.11 27,078   5.05%       2.39% to    1.66%
   2005........................... 1.40% to 1.85% 1,822,587 12.27 to  9.96 21,610   4.34%       1.02% to  (0.40)%
Rydex Variable Trust
 NASDAQ-100(R) Fund
   2009........................... 1.45% to 1.80%    88,229  8.27 to  9.53    816   0.00%      49.80% to   49.27%
   2008........................... 1.45% to 1.80%    93,813  5.52 to  6.39    579   0.17%    (42.76)% to (42.96)%
   2007........................... 1.45% to 1.80%    99,244  9.64 to 11.20  1,069   0.07%      16.11% to   15.69%
   2006........................... 1.45% to 2.10%   101,920  8.30 to 10.69    951   0.00%       4.24% to    3.56%
   2005........................... 1.45% to 1.80%   105,385 11.38 to  7.89    946   0.00%     (0.35)% to  (0.70)%
The Alger Portfolios
 Alger Large Cap Growth Portfolio
   -- Class I-2 Shares
   2009........................... 1.40% to 1.40%    20,636 10.22 to 10.22    211   0.65%      45.51% to   45.51%
   2008........................... 1.40% to 1.40%    21,446  7.03 to  7.03    151   0.21%    (46.91)% to (46.91)%
   2007........................... 1.40% to 1.40%    35,657 13.23 to 13.23    472   0.35%      18.26% to   18.26%
   2006........................... 1.40% to 1.40%    51,334 11.19 to 11.19    575   0.13%       3.68% to    3.68%
   2005........................... 1.40% to 1.40%    64,903 10.79 to 10.79    701   0.23%      10.47% to   10.47%
 Alger Small Cap Growth Portfolio
   -- Class I-2 Shares
   2009........................... 1.40% to 1.40%    24,206 10.19 to 10.19    247   0.00%      43.48% to   43.48%
   2008........................... 1.40% to 1.40%    27,156  7.10 to  7.10    193   0.00%    (47.35)% to (47.35)%
   2007........................... 1.40% to 1.40%    40,688 13.49 to 13.49    549   0.00%      15.59% to   15.59%
   2006........................... 1.40% to 1.40%    66,572 11.67 to 11.67    777   0.00%      18.34% to   18.34%
   2005........................... 1.40% to 1.40%    82,007  9.86 to  9.86    809   0.00%      15.25% to   15.25%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                         EXPENSES AS A                          NET   INVESTMENT
                                          % OF AVERAGE                         ASSETS   INCOME
                                         NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                         -------------- ------- -------------- ------ ---------- --------------------
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2009................................. 1.45% to 2.25%  88,087 18.87 to  9.82 1,554     0.00%     55.12% to   53.86%
   2008................................. 1.45% to 2.25%  88,573 12.16 to  6.39 1,015     7.19%   (40.28)% to (40.77)%
   2007................................. 1.15% to 2.55% 342,398  9.65 to 10.24 4,709    10.05%   (60.83)% to    3.60%
   2006................................. 1.45% to 2.10% 203,375 18.77 to 12.42 2,659     0.28%     11.97% to   11.23%
   2005................................. 1.45% to 1.80%   4,679 16.76 to 14.72    78     0.00%     19.51% to   19.08%
 Jennison Portfolio -- Class II Shares
   2009................................. 1.45% to 1.85%   8,289 13.90 to 10.10   113     0.29%     40.21% to   39.64%
   2008................................. 1.45% to 1.85%   6,285  9.91 to  7.23    61     0.07%   (38.46)% to (38.71)%
   2007................................. 1.45% to 1.85%   6,212 16.11 to 11.80    98     0.00%      9.93% to    9.48%
   2006................................. 1.45% to 2.10%   6,298 14.66 to 10.74    90     0.00%    (0.10)% to  (0.76)%
   2005................................. 1.60% to 1.80%   4,257 14.61 to 12.75    60     0.00%     12.21% to   11.98%
 Natural Resources Portfolio --
   Class II Shares
   2009................................. 1.15% to 2.55% 372,481  8.18 to 10.12 4,943    10.50%     74.38% to   71.91%
   2008................................. 1.15% to 2.55% 350,976  4.69 to  5.89 2,602    12.80%   (53.73)% to (54.38)%
   2007................................. 1.15% to 2.55% 144,211 10.13 to 12.90 3,101    25.50%     46.22% to   24.48%
   2006................................. 1.45% to 2.10%  58,919 17.83 to 15.26 1,048     2.33%     19.96% to   19.17%
   2005................................. 1.45% to 1.80%  20,961 14.86 to 14.83   311     0.00%     48.61% to   48.25%
The Universal Institutional Funds, Inc.
 Equity and Income Portfolio --
   Class II Shares
   2009................................. 1.45% to 2.55% 159,548  8.95 to  8.71 1,410     2.90%     20.71% to   19.36%
   2008................................. 1.45% to 2.55% 139,317  7.41 to  7.30 1,026     3.23%   (23.80)% to (24.65)%
   2007................................. 1.45% to 2.55%  97,099  9.76 to  9.68   942     0.15%    (3.59)% to  (4.67)%
Van Kampen Life Investment Trust
 Capital Growth Portfolio -- Class II
   Shares
   2009................................. 1.45% to 1.80%  38,438  9.09 to  8.85   353     0.00%     63.24% to   62.66%
   2008................................. 1.45% to 1.80%  48,771  5.57 to  5.44   274     0.20%   (49.85)% to (50.03)%
   2007................................. 1.45% to 1.80%  49,554 11.10 to 10.88   558     0.00%     14.94% to   14.53%
   2006................................. 1.45% to 2.10%  30,869  9.66 to 10.46   304     0.00%      1.14% to    0.48%
   2005................................. 1.45% to 1.80%  20,639 11.54 to  9.43   199     0.01%      6.08% to    5.71%
 Comstock Portfolio -- Class II Shares
   2009................................. 1.45% to 2.25% 302,568 10.85 to  7.49 3,165     4.31%     26.55% to   25.52%
   2008................................. 1.45% to 2.25% 334,381  8.58 to  5.97 2,788     2.39%   (36.73)% to (37.25)%
   2007................................. 1.15% to 2.55% 736,728  9.50 to  9.12 8,915     1.33%   (86.90)% to (12.88)%
   2006................................. 1.45% to 2.10% 361,698 14.08 to 11.68 4,981     2.30%     14.37% to   13.61%
   2005................................. 1.45% to 1.85% 272,991 12.78 to 10.29 3,362     0.75%      2.93% to    2.24%

--------
1 Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, a charge for the bonus credit, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2009

2 The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
3 The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                               Table of Contents

                               December 31, 2009

                                                                                                                PAGE
                                                                                                                ----
Financial Statements:

   Report of KPMG LLP, Independent Registered Public Accounting Firm........................................... F-1

   Consolidated Statements of Operations for the years ended December 31, 2009, 2008 and 2007.................. F-2

   Consolidated Balance Sheets as of December 31, 2009 and 2008................................................ F-3

   Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2009, 2008 and
     2007...................................................................................................... F-4

   Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007.................. F-5

   Notes to Consolidated Financial Statements.................................................................. F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying consolidated balance sheets of Genworth Life Insurance Company of New York and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of operations, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2009. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

   As discussed in note 1 to the consolidated financial statements, the Company changed its method of accounting for other-than-temporary impairments in 2009.

/s/  KPMG LLP

Richmond, Virginia
April 13, 2010

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                     Consolidated Statements of Operations

                             (Amounts in millions)

                          YEARS ENDED DECEMBER 31,
                          -----------------------
                           2009     2008    2007
                          ------  -------  ------
Revenues:
Net investment income.... $298.4  $ 314.1  $301.4
Premiums.................  179.3    210.7   214.7
Net investment gains
  (losses)...............  (92.6)  (228.8)  (22.8)
Policy fees and other
  income.................   26.0     29.0    18.0
                          ------  -------  ------
   Total revenues........  411.1    325.0   511.3
                          ------  -------  ------
Benefits and expenses:
Benefits and other
  changes in policy
  reserves...............  202.5    231.5   220.7
Interest credited........  128.3    143.4   124.6
Acquisition and
  operating expenses,
  net of deferrals.......   39.0     45.6    39.5
Amortization of deferred
  acquisition costs and
  intangibles............   23.2     35.0    42.4
Goodwill impairment......     --     25.3      --
Interest expense.........    0.1       --      --
                          ------  -------  ------
   Total benefits and
     expenses............  393.1    480.8   427.2
                          ------  -------  ------
Income (loss) before
  income taxes...........   18.0   (155.8)   84.1
Provision (benefit) for
  income taxes...........    5.2    (46.9)   29.7
                          ------  -------  ------
Net income (loss)........ $ 12.8  $(108.9) $ 54.4
                          ======  =======  ======
Supplemental disclosures:
Total
  other-than-temporary
  impairments............ $(99.1) $(194.9) $ (9.2)
Portion of
  other-than-temporary
  impairments included
  in other comprehensive
  income (loss)..........   14.8       --      --
                          ------  -------  ------
Net other-than-temporary
  impairments............  (84.3)  (194.9)   (9.2)
Other investment gains
  (losses)...............   (8.3)   (33.9)  (13.6)
                          ------  -------  ------
Total net investment
  gains (losses)......... $(92.6) $(228.8) $(22.8)
                          ======  =======  ======

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                          Consolidated Balance Sheets

           (Amounts in millions, except share and per share amounts)

                                    DECEMBER 31,
                                 ------------------
                                   2009      2008
                                 --------  --------
Assets
 Investments:
   Fixed maturity
    securities
    available-for-sale,
    at fair value............... $5,043.1  $3,620.0
   Equity securities
    available-for-sale,
    at fair value...............      1.3      23.5
   Commercial mortgage
    loans.......................    798.4     892.7
   Policy loans.................     30.1      31.5
   Other invested assets........    126.7     530.8
                                 --------  --------
    Total investments...........  5,999.6   5,098.5
 Cash and cash
   equivalents..................    124.9     497.7
 Accrued investment
   income.......................     57.9      51.4
 Deferred acquisition
   costs........................    502.9     608.4
 Intangible assets..............     74.0      86.4
 Goodwill.......................     49.1      49.1
 Reinsurance recoverable........  1,931.1   1,877.1
 Other assets...................     37.7      41.3
 Deferred tax asset.............       --     110.8
 Separate account assets........    909.5     707.3
                                 --------  --------
    Total assets................ $9,686.7  $9,128.0
                                 ========  ========
Liabilities and
 stockholders' equity
 Liabilities:
   Future policy benefits....... $2,425.4  $2,303.1
   Policyholder account
    balances....................  4,236.9   4,558.5
   Liability for policy
    and contract claims.........    368.0     318.7
   Unearned premiums............     59.4      58.3
   Other liabilities............    508.9     547.2
   Deferred tax liability.......     73.0        --
   Separate account
    liabilities.................    909.5     707.3
                                 --------  --------
    Total liabilities...........  8,581.1   8,493.1
                                 --------  --------
 Commitments and
   contingencies

 Stockholders' equity:
   Common stock ($1,000
    par value, 3,056
    shares authorized,
    issued and
    outstanding)................      3.1       3.1
   Additional paid-in
    capital.....................    842.9     667.0
                                 --------  --------
   Accumulated other
    comprehensive income
    (loss):
    Net unrealized
     investment gains
     (losses):
     Net unrealized
       gains (losses) on
       securities not
       other-than-temporarily
       impaired.................    (75.8)   (442.1)
     Net unrealized
       gains (losses) on
       other-than-temporarily
       impaired
       securities...............     (6.8)       --
                                 --------  --------
    Net unrealized
     investment gains
     (losses)...................    (82.6)   (442.1)
                                 --------  --------
    Derivatives
     qualifying as hedges.......     34.7     132.6
                                 --------  --------
   Total accumulated
    other comprehensive
    income (loss)...............    (47.9)   (309.5)
   Retained earnings............    307.5     274.3
                                 --------  --------
     Total stockholders'
       equity...................  1,105.6     634.9
                                 --------  --------
     Total liabilities
       and stockholders'
       equity................... $9,686.7  $9,128.0
                                 ========  ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity

                             (Amounts in millions)

                                                ACCUMULATED
                                    ADDITIONAL     OTHER                  TOTAL
                             COMMON  PAID-IN   COMPREHENSIVE RETAINED STOCKHOLDERS'
                             STOCK   CAPITAL   INCOME (LOSS) EARNINGS    EQUITY
                             ------ ---------- ------------- -------- -------------
Balances as of
  December 31, 2006.........  $3.1    $629.5      $   9.0    $ 328.8    $  970.4
                                                                        --------
Comprehensive income
  (loss):
   Net income...............    --        --           --       54.4        54.4
   Net unrealized gains
     (losses) on
     investment
     securities.............    --        --        (39.2)        --       (39.2)
   Derivatives
     qualifying as hedges...    --        --         13.6         --        13.6
                                                                        --------
Total comprehensive
  income (loss).............                                                28.8
Other transactions with
  stockholders..............    --       5.3           --         --         5.3
                              ----    ------      -------    -------    --------
Balances as of
  December 31, 2007.........   3.1     634.8        (16.6)     383.2     1,004.5
                                                                        --------
Comprehensive income
  (loss):
   Net loss.................    --        --           --     (108.9)     (108.9)
   Net unrealized gains
     (losses) on
     investment
     securities.............    --        --       (411.9)        --      (411.9)
   Derivatives
     qualifying as hedges...    --        --        119.0         --       119.0
                                                                        --------
Total comprehensive
  income (loss).............                                              (401.8)
Other transactions with
  stockholders..............    --       0.7           --         --         0.7
Capital contribution........    --      31.5           --         --        31.5
                              ----    ------      -------    -------    --------
Balances as of
  December 31, 2008.........   3.1     667.0       (309.5)     274.3       634.9
                                                                        --------
Cumulative effect of
  accounting change.........    --        --        (18.9)      20.4         1.5
Comprehensive income
  (loss):
   Net income...............    --        --           --       12.8        12.8
   Net unrealized gains
     (losses) on
     securities not
     other-than-temporarily
     impaired...............    --        --        377.5         --       377.5
   Net unrealized gains
     (losses) on
     other-than-temporarily
     impaired securities....    --        --          0.9         --         0.9
   Derivatives
     qualifying as hedges...    --        --        (97.9)        --       (97.9)
                                                                        --------
Total comprehensive
  income (loss).............                                               293.3
Other transactions with
  stockholders..............    --      25.9           --         --        25.9
Capital contribution........    --     150.0           --         --       150.0
                              ----    ------      -------    -------    --------
Balances as of
  December 31, 2009.........  $3.1    $842.9      $ (47.9)   $ 307.5    $1,105.6
                              ====    ======      =======    =======    ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows

                             (Amounts in millions)

                              YEARS ENDED DECEMBER 31,
                            ----------------------------
                              2009     2008       2007
                            -------  --------  ---------
Cash flows from
 operating activities:
 Net income (loss)......... $  12.8  $ (108.9) $    54.4
 Adjustments to
   reconcile net income
   (loss) to net cash
   from operating
   activities:
   Net investment losses
    (gains)................    92.6     228.8       22.8
   Charges assessed to
    policyholders..........   (12.9)    (13.1)     (10.6)
   Amortization of fixed
    maturity discounts
    and premiums...........     7.8       2.8        2.3
   Acquisition costs
    deferred...............   (32.8)    (93.6)     (76.3)
   Amortization of
    deferred acquisition
    costs and intangibles..    23.2      35.0       42.4
   Goodwill impairment.....      --      25.3         --
   Deferred income taxes...    14.8     (37.7)      13.3
   Net increase
    (decrease) in
    trading securities
    and derivative
    instruments............    22.1      27.3      (24.4)
 Changes in certain
   assets and
   liabilities:
   Accrued investment
    income and other
    assets.................     9.7     (16.6)      (6.6)
   Insurance reserves......   250.7     369.2      229.4
   Other liabilities and
    other policy-related
    balances...............     3.6     (62.5)      44.4
                            -------  --------  ---------
 Net cash from operating
   activities..............   391.6     356.0      291.1
                            -------  --------  ---------
Cash flows from
 investing activities:
 Proceeds from
   maturities and
   repayments of
   investments:
   Fixed maturity
    securities.............   292.6     228.2      345.9
   Commercial mortgage
    loans..................    91.6     112.2       84.5
 Proceeds from sales of
   investments:
   Fixed maturity and
    equity securities......    69.8     339.9      636.4
 Purchases and
   originations of
   investments:
   Fixed maturity and
    equity securities......  (862.7)   (892.0)  (1,226.0)
   Commercial mortgage
    loans..................      --     (23.1)    (102.6)
 Other invested assets,
   net.....................     1.8      (1.2)       0.3
 Policy loans, net.........     1.4      (0.7)       1.4
                            -------  --------  ---------
 Net cash from investing
   activities..............  (405.5)   (236.7)    (260.1)
                            -------  --------  ---------
Cash flows from
 financing activities:
 Deposits to universal
   life and investment
   contracts...............   206.0   1,052.8    1,087.8
 Withdrawals from
   universal life and
   investment contracts....  (578.5)   (930.8)  (1,004.5)
 Proceeds from
   short-term borrowings
   and other, net..........    99.4      (2.7)        --
 Payments on short-term
   borrowings..............   (86.0)       --      (16.6)
 Capital contribution
   from parents............     0.2      31.5         --
                            -------  --------  ---------
 Net cash from financing
   activities..............  (358.9)    150.8       66.7
                            -------  --------  ---------
 Net change in cash and
   cash equivalents........  (372.8)    270.1       97.7
Cash and cash
 equivalents at
 beginning of year.........   497.7     227.6      129.9
                            -------  --------  ---------
Cash and cash
 equivalents at end of
 year...................... $ 124.9  $  497.7  $   227.6
                            =======  ========  =========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2009, 2008 and 2007

(1)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) PRINCIPLES OF CONSOLIDATION

   Genworth Life Insurance Company of New York (the "Company," "GLICNY," "we," "us" or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the State of New York. On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 31, 2004, we became a direct, wholly-owned subsidiary of Genworth Life Insurance Company ("GLIC") while remaining an indirect, wholly-owned subsidiary of Genworth. The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries, which include, GLICNY Real Estate Holding, LLC and Mayflower Assignment Corporation. All intercompany accounts and transactions have been eliminated in consolidation.

   On January 1, 2007, our affiliates Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged into Genworth Life and Annuity Insurance Company ("GLAIC"), with GLAIC being the surviving entity. Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), which included AML's subsidiary Mayflower Assignment Corporation, to us in exchange for a 34.5% ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity. We received regulatory approval from the New York Department of Insurance ("NYDOI") for the merger of AML into GLICNY. These mergers were part of the continuing effort of Genworth, our ultimate parent company, to simplify its operations, reduce its costs and build its brand.

  (B) BASIS OF PRESENTATION

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through April 13, 2010, which is the date the financial statements were issued.

  (C) NATURE OF BUSINESS

   Our product offerings are divided along two segments of consumer needs:
(i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments products include deferred annuities for the retirement market (variable and fixed). Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal products under the Protection segment are term life, universal life, whole life and long-term care insurance.

   We also have Corporate and Other activities which include income and expenses not allocated to the segments and the results of our non-strategic products. Our non-strategic products include our institutional products which consist of funding agreements backing notes ("FABNs").

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   In December 2009, we began reporting our institutional products previously included in our Retirement Income and Investments segment in Corporate and Other activities. As part of our refined strategy, these products were deemed non-strategic. All prior period amounts have been re-presented.

   We distribute our products in the State of New York through financial institutions and various agencies. During 2009, 2008 and 2007, 46.3%, 61.9% and 54.9%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 14.1%, 41.6%, and 33.5%, respectively, of total product sales.

  (D) PREMIUMS

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues but rather as deposits and are included in liabilities for policyholder account balances.

  (E) NET INVESTMENT INCOME AND NET INVESTMENT GAINS AND LOSSES

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

  (F) POLICY FEES AND OTHER INCOME

   Policy fees and other income consist primarily of insurance charges assessed on universal life insurance contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity contractholders based upon the daily net assets of the contractholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (G) INVESTMENT SECURITIES

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   OTHER-THAN-TEMPORARY IMPAIRMENTS ON AVAILABLE-FOR-SALE SECURITIES

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   Prior to adoption of new accounting guidance related to the recognition and presentation of other-than-temporary impairments on April 1, 2009, we generally recognized an other-than-temporary impairment on debt securities in an unrealized loss position when we did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost. The recognition of other-than-temporary impairments prior to April 1, 2009 represented the entire difference between the amortized cost and fair value with this difference being recorded in net income (loss) as an adjustment to the amortized cost of the security.

   Beginning on April 1, 2009, we recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .  we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

  (H) FAIR VALUE MEASUREMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We hold fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .  Level 1 -- Quoted prices for identical instruments in active markets.

  . Level 2 -- Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .  Level 3 -- Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

   The vast majority of our fixed maturity and equity securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. Certain structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3. We also utilize internally developed pricing models to produce estimates of fair value primarily utilizing Level 2 inputs along with certain Level 3 inputs. The internally developed models include matrix pricing where we discount expected cash flows utilizing market interest rates obtained from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using internally developed pricing models, we estimate fair value using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable, or corroborated by market observable information, and represent Level 3 inputs.

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   The fair value of derivative instruments primarily utilizes Level 2 inputs. Certain derivative instruments are valued using significant unobservable inputs and are classified as Level 3 measurements. The classification of fair value measurements for derivative instruments, including embedded derivatives requiring bifurcation, was determined based on consideration of several inputs including: closing exchange or over-the-counter market price quotations; time value and volatility factors underlying options; foreign exchange rates; market interest rates; and non-performance risk. For product-related embedded derivatives, we also include certain policyholder assumptions in the determination of fair value.

   For assets carried at fair value, the non-performance of the counterparties is considered in the determination of fair value measurement for those assets. Similarly, the fair value measurement of a liability must reflect the entity's own non-performance risk. Therefore, the impact of non-performance risk, as well as any potential credit enhancements (e.g., collateral), has been considered in the fair value measurement of both assets and liabilities. The liabilities recorded at fair value include derivative and GMWB liabilities.

   We continually assess the non-performance risk on our liabilities recorded at fair value and will make adjustments in future periods as additional information is obtained that would indicate such an adjustment is necessary to accurately present the fair value measurement in accordance with U.S. GAAP.

  (I) COMMERCIAL MORTGAGE LOANS

   Commercial mortgage loans are generally stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

  (J) OTHER INVESTED ASSETS

   We engage in certain securities lending transactions for the purposes of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, consisting of cash and government securities, on a daily basis in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities, all of which have scheduled maturities of less than three years. As of December 31, 2009 and 2008, the fair value of securities loaned under the securities lending program was $49.3 million and $25.9 million, respectively. As of December 31, 2009 and 2008, the fair value of collateral held under the securities lending program was $51.0 million and $27.0 million, respectively, and the offsetting obligation to return collateral of $51.1 million and $27.0 million, respectively, was included in other liabilities in the consolidated balance sheets.

   We also have a repurchase program in which we sell an investment security at a specified price and agree to repurchase that security at another specified price at a later date. Repurchase agreements are treated as collateralized financing transactions and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreement. The market value of securities to be repurchased is monitored and collateral levels are adjusted where appropriate to protect the counterparty against credit exposure. Cash received is invested in fixed maturity securities. As of December 31, 2009 and 2008, the fair value of securities pledged under the repurchase program was $132.5 million and $36.4 million, respectively, and the repurchase obligation of $130.4 million and $37.4 million, respectively, was included in other liabilities on the consolidated balance sheet.

  (K) CASH AND CASH EQUIVALENTS

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


  (L) DEFERRED ACQUISITION COSTS

   Acquisition costs include costs that vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserves plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2009 and 2008, we recorded $4.8 million and $9.9 million, respectively charge to DAC as a result of our loss recognition testing. For the year ended December 31, 2007, there were no charges to income recorded as a result of our DAC recoverability or loss recognition testing.

  (M) INTANGIBLE ASSETS

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2009, 2008 and 2007, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


  (N) GOODWILL

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value.

   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance, and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   For the years ended December 31, 2009 and 2007, no charges were recorded as a result of our goodwill impairment testing. In 2008, we recorded goodwill impairments of $25.3 million as a result of our goodwill impairment testing. See note 5 for additional information related to goodwill impairments recorded.

  (O) REINSURANCE

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance assumed contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

  (P) DERIVATIVES

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

  (Q) SEPARATE ACCOUNTS

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life insurance policyholders. We assess mortality and expense risk fees and administration charges on the assets allocated to the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


  (R) INSURANCE RESERVES

   FUTURE POLICY BENEFITS

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   POLICYHOLDER ACCOUNT BALANCES

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (S) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (T) INCOME TAXES

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change to the law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   We filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


  (U) ACCOUNTING CHANGES

   Fair Value Measurements and Disclosures -- Measuring Liabilities At Fair
Value

   On October 1, 2009, we adopted new accounting guidance related to measuring liabilities at fair value. This accounting guidance clarified techniques for measuring the fair value of liabilities when quoted market prices for the identical liability are not available. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures -- Investments In Certain Entities That Calculate Net Asset Value Per Share

   On October 1, 2009, we adopted new accounting guidance related to fair value measurements and disclosures that provided guidance on the fair value measurement in certain entities that calculate net asset value per share. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles

   On July 1, 2009, we adopted new accounting guidance related to the codification of accounting standards and the hierarchy of U.S. GAAP established by the Financial Accounting Standards Board (the "FASB"). This accounting guidance established two levels of U.S. GAAP, authoritative and nonauthoritative. The FASB Accounting Standards Codification (the "Codification") is the source of authoritative, nongovernmental U.S. GAAP, except for rules and interpretive releases of the United States Securities and Exchange Commission ("SEC"), which are also sources of authoritative U.S. GAAP for SEC registrants. All other accounting literature is nonauthoritative. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Subsequent Events

   On June 30, 2009, we adopted new accounting guidance related to accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. This accounting guidance required the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Recognition and Presentation of Other-Than-Temporary Impairments

   On April 1, 2009, we adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. This accounting guidance amended the other-than-temporary impairment guidance for debt securities and modified the presentation and disclosure requirements for other-than-temporary impairment disclosures for debt and equity securities. This accounting guidance also amended the requirement for management to positively assert the ability and intent to hold a debt security to recovery to determine whether an other-than-temporary impairment exists and replaced this provision with the assertion that we do not intend to sell or it is not more likely than not that we will be required to sell a security prior to recovery. Additionally, this accounting guidance modified the presentation of other-than-temporary impairments for certain debt securities to only present the impairment loss in net income (loss) that represents the credit loss associated with the other-than-temporary impairment with the remaining impairment loss being presented in OCI. On April 1, 2009, we recorded a net cumulative effect adjustment of $20.4 million to retained earnings with an offset to

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

accumulated other comprehensive income (loss) of $18.9 million related to the adoption of this new accounting guidance. The following summarizes the components for the cumulative effect adjustment:

                          ACCUMULATED OTHER
                            COMPREHENSIVE                     TOTAL STOCKHOLDERS'
(AMOUNTS IN MILLIONS)       INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------     ----------------- ----------------- -------------------
Investment securities....      $(39.6)           $ 39.6              $  --
Adjustment to DAC........         7.7              (5.8)               1.9
Adjustment to PVFP.......         1.8              (1.6)               0.2
Adjustment to sales
  inducements............         0.8              (0.8)                --
Adjustment to certain
  benefit reserves.......          --               0.2                0.2
Provision for income
  taxes..................        10.4             (11.2)              (0.8)
                               ------            ------              -----
Net cumulative effect
  adjustment.............      $(18.9)           $ 20.4              $ 1.5
                               ======            ======              =====

   Determining Fair Value When the Volume and Level of Activity For the Asset Or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

   On April 1, 2009, we adopted new accounting guidance related to determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. This accounting guidance provided additional guidance for determining fair value when the volume or level of activity for an asset or liability has significantly decreased and identified circumstances that indicate a transaction is not orderly. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements of Certain Nonfinancial Assets and Liabilities

   On January 1, 2009, we adopted new accounting guidance related to fair value measurements of certain nonfinancial assets and liabilities, such as impairment testing of goodwill and indefinite-lived intangible assets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Disclosures About Derivative Instruments and Hedging Activities

   On January 1, 2009, we adopted new accounting guidance related to disclosures about derivative instruments and hedging activities. This statement required enhanced disclosures about an entity's derivative and hedging activities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Business Combinations

   On January 1, 2009, we adopted new accounting guidance related to business combinations. This accounting guidance established principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Transfers of Financial Assets and Interests In Variable Interest Entities

   On December 31, 2008, we adopted new accounting guidance related to disclosures by public entities about transfers of financial assets and interests in Variable Interest Entities ("VIEs"). This new accounting guidance amends the disclosure requirements regarding transfers of financial assets and involvement in VIEs to require additional disclosures for public entities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Credit Derivatives and Certain Guarantees

   On December 31, 2008, we adopted new accounting guidance related to disclosures about credit derivatives and certain guarantees. This accounting guidance requires certain disclosures by sellers of credit derivatives and requires additional disclosure about the current status of the payment/performance risk of guarantees. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   On October 14, 2008, the Office of the Chief Accountant at the U.S. Securities and Exchange Commission, issued a letter to the FASB that stated, given the debt characteristics of hybrid securities, they would not object to the application of a debt impairment model to hybrid investments provided there has been no evidence of deterioration in credit of the issuer. A debt impairment model could be used for filings subsequent to October 14, 2008, until the FASB further addresses the appropriate impairment model. As a result, management began using and will continue to use the debt impairment model as long as there has been no evidence of deterioration in credit of the issuer as of the balance sheet date.

   Other-Than-Temporary Impairments of Certain Structured Securities

   On October 1, 2008, we adopted new accounting guidance related to impairment guidance. This accounting guidance amends the impairment guidance to require all available information be used to produce our best estimate of cash flows rather than relying exclusively upon what a market participant would use to determine the current fair value. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statement.

   Determining Fair Value When A Market Is Not Active

   On September 30, 2008, we adopted new accounting guidance related to determining the fair value of a financial asset when the market for the asset is not active. The accounting guidance provides guidance and clarification on how management's internal assumptions, observable market information and market quotes are considered in inactive markets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements

   On January 1, 2008, we adopted new accounting guidance related to fair value measurements. This accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements. Additionally, on January 1, 2008, we elected the partial adoption of this accounting guidance to allow an entity to delay the application until January 1, 2009 for certain non-financial assets and liabilities. Under the provisions of the accounting guidance, we will delay the application for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Option For Financial Assets and Financial Liabilities

   On January 1, 2008, we adopted new accounting guidance related to the fair value option for financial assets and financial liabilities. This accounting guidance provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items are reported in income in the current period. The adoption of this new accounting guidance did not impact our consolidated financial statements as no items were elected for measurement at fair value upon initial adoption. We will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provisions outlined in the accounting guidance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Amendment to Guidance For Offsetting of Amounts Related To Certain Contracts

   On January 1, 2008, we adopted new accounting guidance for offsetting of amounts related to certain contracts. This accounting guidance allows fair value amounts recognized for collateral to be offset against fair value amounts recognized for derivative instruments that are executed with the same counterparty under certain circumstances. It also requires an entity to disclose the accounting policy decision to offset, or not to offset, fair value amounts. We do not, and have not previously, offset the fair value amounts recognized for derivatives with the amounts recognized as collateral.

   Accounting For Uncertainty In Income Taxes

   On January 1, 2007, we adopted new accounting guidance related to accounting for uncertainty in income taxes. This accounting guidance clarifies the criteria that must be satisfied to recognize the financial statement benefit of a position taken in our tax returns. The criteria for recognition in the consolidated financial statements require an affirmative determination that it is more likely than not, based on a tax position's technical merits, that we are entitled to the benefit of that position. Upon adoption of this new accounting guidance on January 1, 2007, there were no unrecognized tax benefits.

   Accounting By Insurance Enterprises For DAC In Connection With Modifications Or Exchanges of Insurance Contracts

   On January 1, 2007, we adopted new accounting guidance related to accounting by insurance enterprises for DAC in connection with modifications or exchanges of insurance contracts. This accounting guidance provides guidance on accounting for DAC and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a benefit, feature, right or coverage within an existing contract. The adoption of this new accounting guidance had no impact on our consolidated results of operations and financial position.

  (V) ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED

   In March 2010, the FASB issued new accounting guidance clarifying the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, entities will be required to bifurcate any embedded credit derivative features that no longer qualify under the amended scope exception, or, for certain investments, an entity can elect fair value option and record the entire investment at fair value. This accounting guidance will be effective for us on July 1, 2010. Upon adoption, any changes in the carrying value of impacted items will be recorded directly in retained earnings. We have not yet determined the impact this accounting guidance will have on our consolidated financial statements.

   In January 2010, the FASB issued new accounting guidance to require new disclosures and clarify existing disclosure requirements related to fair value. This accounting guidance will be effective for us on January 1, 2010 except for the new disclosure requirements about purchases, sales, issuances, and settlements in the rollforward of Level 3 fair value measurements, which will be effective for us on January 1, 2011. We do not expect the adoption of this new accounting guidance to have a material impact on our consolidated financial statements.

   In June 2009, the FASB issued new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the current guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures. This accounting guidance will be effective for us on January 1, 2010 and shall apply to transfers that occur on or after the effective date. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. However, the elimination of the qualifying special purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   In June 2009, the FASB issued new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. This accounting guidance will be effective for us on January 1, 2010. Upon adoption of this new accounting guidance, we will be required to consolidate certain VIEs, including previously qualified special purpose entities and investment structures. We will record a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entities and the amounts recorded for our interest in these entities prior to adoption. We anticipate the impact upon adoption of this new accounting guidance will be approximately $160.0 million, pre-tax and other adjustments, and will be recorded as a reduction in retained earnings on January 1, 2010, with a related increase in total assets and total liabilities of approximately $100.0 million.

(2)INVESTMENTS

  (A) NET INVESTMENT INCOME

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                 2009    2008    2007
---------------------                                ------  ------  ------
Fixed maturity and equity securities................ $259.6  $262.0  $238.8
Commercial mortgage loans...........................   49.1    56.3    58.2
Other invested assets...............................   (6.1)   (4.4)   10.0
Policy loans........................................    1.8     1.9     1.8
Cash, cash equivalent and short-term investments....    2.2     6.2      --
                                                     ------  ------  ------
   Gross investment income before expenses and fees.  306.6   322.0   308.8
Expenses and fees...................................   (8.2)   (7.9)   (7.4)
                                                     ------  ------  ------
   Net investment income............................ $298.4  $314.1  $301.4
                                                     ======  ======  ======

  (B) NET INVESTMENT GAINS (LOSSES)

   Net investment gains (losses) were as follows for the years ended
December 31:

(AMOUNTS IN MILLIONS)                                            2009     2008    2007
---------------------                                           ------  -------  ------
Available-for-sale securities:
   Realized gains on sale...................................... $ 10.7  $   8.9  $  0.8
   Realized losses on sale.....................................   (8.7)   (41.9)  (13.0)
Impairments:
   Total other-than-temporary impairments......................  (99.1)  (194.9)   (9.2)
   Portion of other-than-temporary impairments included in OCI.   14.8       --      --
                                                                ------  -------  ------
   Net other-than-temporary impairments........................  (84.3)  (194.9)   (9.2)
                                                                ------  -------  ------
Net unrealized gains (losses) on trading securities............    0.2     (0.5)   (1.3)
Commercial mortgage loans......................................   (2.6)    (0.2)   (0.5)
Derivative instruments.........................................   (7.9)    (0.2)    0.4
                                                                ------  -------  ------
   Net investment gains (losses)............................... $(92.6) $(228.8) $(22.8)
                                                                ======  =======  ======

   Derivative instruments primarily consist of changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

ineffectiveness on qualifying derivative instruments. See note 3 for additional information on the impact of derivative instruments included in net investment gains (losses).

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2009, 2008 and 2007 was $182.2 million, $178.9 million and $513.3 million, respectively, which was approximately 95.4%, 81.1% and 97.3%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the year ended December 31:

(AMOUNTS IN MILLIONS)                                                             2009
---------------------                                                            ------
Cumulative credit losses, beginning balance..................................... $   --
Adoption of new accounting guidance related to other-than-temporary impairments.   98.8
Additions:
   Other-than-temporary impairments not previously recognized...................    0.9
   Increases related to other-than-temporary impairments previously recognized..   22.2
Reductions:
   Securities sold, paid down or disposed.......................................  (19.8)
   Securities where there is intent to sell.....................................   (1.3)
                                                                                 ------
Cumulative credit losses, ending balance........................................ $100.8
                                                                                 ======

  (C) UNREALIZED INVESTMENT GAINS AND LOSSES

   Net unrealized gains and losses on investment securities classified as available-for-sale and other invested assets are reduced by deferred income taxes and adjustments to DAC, PVFP and sales inducements that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated were as follow as of December 31:

(AMOUNTS IN MILLIONS)                                      2009     2008    2007
---------------------                                    -------  -------  ------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $(149.0) $(811.3) $(74.3)
   Equity securities....................................     0.6    (17.0)    2.5
   Other invested assets................................    (0.1)      --      --
                                                         -------  -------  ------
       Subtotal.........................................  (148.5)  (828.3)  (71.8)
Adjustments to DAC, PVFP and sales inducements..........    21.2    143.3    25.1
Income taxes, net.......................................    44.7    242.9    16.5
                                                         -------  -------  ------
Net unrealized investment gains (losses)................ $ (82.6) $(442.1) $(30.2)
                                                         =======  =======  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The change in the net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                              2009     2008     2007
---------------------                                                                            -------  -------  -------
Beginning balance............................................................................... $(442.1) $ (30.2) $   9.0
Cumulative effect of change in accounting.......................................................   (18.9)      --       --
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities...........................................   637.1   (984.5)  (101.5)
   Adjustment to DAC............................................................................  (107.4)    89.2     15.0
   Adjustment to PVFP...........................................................................   (20.5)    27.0      2.8
   Adjustment to sales inducements..............................................................    (4.5)     2.0      2.0
   Provision for income taxes...................................................................  (179.8)   306.2     28.7
                                                                                                 -------  -------  -------
       Change in unrealized gains (losses) on investment securities.............................   324.9   (560.1)   (53.0)
Reclassification adjustments to net investment (gains) losses, net of taxes of $(28.8), $(79.8)
  and $(7.5)....................................................................................    53.5    148.2     13.8
                                                                                                 -------  -------  -------
Ending balance.................................................................................. $ (82.6) $(442.1) $ (30.2)
                                                                                                 =======  =======  =======

  (D) FIXED MATURITY AND EQUITY SECURITIES

   As of December 31, 2009, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                            GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                          --------------------------- --------------------------
                                                AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                                 COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY  FAIR
(AMOUNTS IN MILLIONS)                             COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED    VALUE
---------------------                           --------- --------------- ----------- --------------- ----------- --------
Fixed maturity securities:
   U.S. government, agencies and government-
     sponsored enterprises..................... $  193.8      $  4.4         $ --         $  (2.9)      $   --    $  195.3
   Government -- non-U.S.......................     71.7         3.7           --            (1.9)          --        73.5
   U.S. corporate..............................  2,330.6        80.6           --           (56.1)          --     2,355.1
   Corporate -- non-U.S........................    927.6        26.8          0.2           (15.6)          --       939.0
   Residential mortgage-backed.................    450.2        11.5          1.5           (14.8)       (11.1)      437.3
   Commercial mortgage-backed..................    601.0         5.1           --           (67.7)        (3.9)      534.5
   Other asset-backed..........................    617.2         3.0           --          (110.2)        (1.6)      508.4
                                                --------      ------         ----         -------       ------    --------
       Total fixed maturity securities.........  5,192.1       135.1          1.7          (269.2)       (16.6)    5,043.1
Equity securities..............................      0.7         0.6           --              --           --         1.3
                                                --------      ------         ----         -------       ------    --------
       Total available-for-sale securities..... $5,192.8      $135.7         $1.7         $(269.2)      $(16.6)   $5,044.4
                                                ========      ======         ====         =======       ======    ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   As of December 31, 2008, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                GROSS      GROSS
                                  AMORTIZED   UNREALIZED UNREALIZED  FAIR
(AMOUNTS IN MILLIONS)            COST OR COST   GAINS      LOSSES    VALUE
---------------------            ------------ ---------- ---------- --------
Fixed maturity
  securities:
   U.S. government and
     agencies...................   $   76.0     $16.9     $  (0.1)  $   92.8
   Government -- non-U.S........       60.4       0.6        (8.8)      52.2
   U.S. corporate...............    1,922.5      26.7      (246.6)   1,702.6
   Corporate -- non-U.S.........      771.6       1.8      (130.4)     643.0
   Residential
     mortgage-backed............      448.5      16.3       (53.0)     411.8
   Commercial
     mortgage-backed............      617.1       1.8      (143.0)     475.9
   Other asset-backed...........      535.2        --      (293.5)     241.7
                                   --------     -----     -------   --------
       Total fixed
         maturity
         securities.............    4,431.3      64.1      (875.4)   3,620.0
Equity securities...............       40.5        --       (17.0)      23.5
                                   --------     -----     -------   --------
       Total
         available-for-sale
         securities.............   $4,471.8     $64.1     $(892.4)  $3,643.5
                                   ========     =====     =======   ========

   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2009:

                               LESS THAN 12 MONTHS            12 MONTHS OR MORE
                           ---------------------------- ------------------------------
                                    GROSS                          GROSS
(DOLLAR AMOUNTS IN         FAIR   UNREALIZED NUMBER OF   FAIR    UNREALIZED NUMBER OF
MILLIONS)                  VALUE    LOSSES   SECURITIES  VALUE     LOSSES   SECURITIES
---------                  ------ ---------- ---------- -------- ---------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises.......... $ 98.3   $ (2.9)       7     $     --  $    --       --
   Government -- non-U.S..    2.3       --        3         12.2     (1.9)      10
   U.S. corporate.........  211.6     (5.1)      45        538.0    (51.0)     108
   Corporate -- non-U.S...   25.0     (0.2)       5        183.0    (15.4)      41
   Residential
     mortgage-backed......  109.3    (10.5)      40         83.4    (15.4)      29
   Commercial
     mortgage-backed......  111.9     (2.7)      16        179.8    (68.9)      54
   Other asset-backed.....   77.0     (1.3)      10        353.5   (110.5)      13
                           ------   ------      ---     --------  -------      ---
   Subtotal, fixed
     maturity securities..  635.4    (22.7)     126      1,349.9   (263.1)     255
Equity securities.........     --       --       --           --       --       --
                           ------   ------      ---     --------  -------      ---
Total for securities in
  an unrealized loss
  position................ $635.4   $(22.7)     126     $1,349.9  $(263.1)     255
                           ======   ======      ===     ========  =======      ===
% Below cost -- fixed
  maturity securities:
   (less than)20% Below
     cost................. $611.8   $(12.9)     112     $  989.8  $ (66.3)     183
   20-50% Below cost......   22.1     (7.4)      11        342.9   (163.1)      52
   (greater than)50%
     Below cost...........    1.5     (2.4)       3         17.2    (33.7)      20
                           ------   ------      ---     --------  -------      ---
   Total fixed maturity
     securities...........  635.4    (22.7)     126      1,349.9   (263.1)     255
                           ------   ------      ---     --------  -------      ---
% Below cost -- equity
  securities:
   20-50% Below cost......     --       --       --           --       --       --
                           ------   ------      ---     --------  -------      ---
   Total equity
     securities...........     --       --       --           --       --       --
                           ------   ------      ---     --------  -------      ---
Total for securities in
  an unrealized loss
  position................ $635.4   $(22.7)     126     $1,349.9  $(263.1)     255
                           ======   ======      ===     ========  =======      ===

Investment grade.......... $606.6   $(16.3)     105     $  993.8  $(147.2)     186
Below investment grade....   28.8     (6.4)      21        356.1   (115.9)      69
                           ------   ------      ---     --------  -------      ---
Total for securities in
  an unrealized loss
  position................ $635.4   $(22.7)     126     $1,349.9  $(263.1)     255
                           ======   ======      ===     ========  =======      ===

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The investment securities in an unrealized loss position as of December 31, 2009 consisted of 381 securities accounting for unrealized losses of $285.8 million. Of these unrealized losses of $285.8 million, 57.2% were investment grade (rated "AAA" through "BBB-") and 27.7% were less than 20% below cost. The securities less than 20% below cost were primarily attributable to a generally high interest rate environment including widening credit spreads during 2009. Included in these unrealized losses as of December 31, 2009 was $16.6 million of unrealized losses on other-than-temporary impaired securities. Of the total unrealized losses on other-than-temporary impaired securities, $10.5 million have been in an unrealized loss position for more than 12 months. The amount of the unrealized loss on these securities was primarily attributable to increased credit spreads and the depressed market for structured mortgage securities.

   Of the unrealized losses of $285.8 million, $209.3 million were related to structured securities and $41.2 million were related to corporate securities in the finance and insurance sector. The remaining gross unrealized losses of $35.3 million were spread evenly across all other sectors with no individual sector exceeding $10.1 million.

   Of the $209.3 million unrealized losses in structured securities, 53.4% were in other asset-backed securities and 34.2% were in commercial mortgage-backed securities with the remainder in residential mortgage-backed securities. Approximately 50.0% of the total unrealized losses in structured securities were on securities that have retained investment grade ratings. Most of these securities have been in an unrealized loss position for 12 months or more. Given the current market conditions and limited trading on these securities, the fair value of these securities has declined due to widening credit spreads and high premiums for illiquidity. We examined the performance of the underlying collateral and developed our estimate of cash flows expected to be collected. In doing so, we identified certain securities where the non-credit portion of other-than-temporary impairments was recorded in OCI. Based on this evaluation, we determined that the unrealized losses on our mortgage-backed and asset-backed securities represented temporary impairments as of December 31, 2009.

   Of the $41.2 million unrealized losses in the finance and insurance sector, most have been in an unrealized loss position for 12 months or more. Most of these securities have retained a credit rating of investment grade. A portion of the unrealized losses included securities where an other-than-temporary impairment was recorded in OCI. The remaining unrealized losses in our U.S. and non-U.S. corporate securities were evenly distributed across all other major industry types that comprise our corporate bond holdings. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these securities has declined due to widening credit spreads. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. A subset of the securities issued by banks and other financial institutions represent investments in financial hybrid securities on which a debt impairment model was employed. All of these securities retain a credit rating of investment grade. The majority of these securities were issued by foreign financial institutions. The fair value of these securities has been impacted by widening credit spreads which reflect current financial industry events including uncertainty surrounding the level and type of government support of European financial institutions, potential capital restructuring of these institutions, the risk that income payments may be deferred and the risk that these institutions could be nationalized. Based on this evaluation, we determined that the unrealized losses on these securities represented temporary impairments as of December 31, 2009.

   Of the investment securities in an unrealized loss position for 12 months or more as of December 31, 2009, 72 securities were 20% or more below cost, of which 23 securities were also below investment grade (rated "BB+" and below) and accounted for unrealized losses of $103.0 million. These securities were primarily structured securities or securities issued by corporations in the finance and insurance sector. Included in this amount are other-than-temporarily impaired securities where the non-credit loss of $3.4 million was recorded in OCI.

   As of December 31, 2009, we expect to recover our amortized cost on the securities included in the chart above and do not intend to sell or it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of asset-backed and mortgage-backed securities and potential future write-downs within our portfolio of mortgage-backed and asset-backed securities. While we expect our investments in corporate securities will continue to perform in accordance with our conclusions about the amount and timing of estimated cash flows, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize potential future write-downs within our portfolio of corporate securities.

   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2008:

                                LESS THAN 12 MONTHS             12 MONTHS OR MORE
                           ------------------------------ ------------------------------
                                      GROSS                          GROSS
(DOLLAR AMOUNTS IN          FAIR    UNREALIZED NUMBER OF   FAIR    UNREALIZED NUMBER OF
MILLIONS)                   VALUE     LOSSES   SECURITIES  VALUE     LOSSES   SECURITIES
---------                  -------- ---------- ---------- -------- ---------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises.......... $     --  $    --       --     $    3.3  $  (0.1)       1
   Government -- non-U.S..     37.6     (7.3)      41          1.6     (1.5)       6
   U.S. corporate.........    738.9    (98.4)     191        504.2   (148.2)     124
   Corporate -- non-U.S...    490.5    (77.2)     131        118.1    (53.2)      50
   Residential
     mortgage-backed......    165.5    (38.8)      38         26.4    (14.2)      16
   Commercial
     mortgage-backed......    140.7    (19.3)      26        304.2   (123.7)      68
   Other asset-backed.....     72.3    (58.5)       6        167.6   (235.0)      11
                           --------  -------      ---     --------  -------      ---
   Subtotal, fixed
     maturity securities..  1,645.5   (299.5)     433      1,125.4   (575.9)     276
Equity securities.........      3.2     (2.3)       1         19.6    (14.7)       1
                           --------  -------      ---     --------  -------      ---
Total for securities in
  an unrealized loss
  position................ $1,648.7  $(301.8)     434     $1,145.0  $(590.6)     277
                           ========  =======      ===     ========  =======      ===
% Below cost -- fixed
  maturity securities:
   (less than)20% Below
     cost................. $1,341.7  $(135.3)     329     $  595.7  $ (80.7)     123
   20-50% Below cost......    256.3   (103.1)      99        395.2   (199.3)     104
   (greater than)50%
     Below cost...........     47.5    (61.1)       5        134.5   (295.9)      49
                           --------  -------      ---     --------  -------      ---
   Total fixed maturity
     securities...........  1,645.5   (299.5)     433      1,125.4   (575.9)     276
                           --------  -------      ---     --------  -------      ---
% Below cost -- equity
  securities:
   20-50% Below cost......      3.2     (2.3)       1         19.6    (14.7)       1
                           --------  -------      ---     --------  -------      ---
   Total equity
     securities...........      3.2     (2.3)       1         19.6    (14.7)       1
                           --------  -------      ---     --------  -------      ---
Total for securities in
  an unrealized loss
  position................ $1,648.7  $(301.8)     434     $1,145.0  $(590.6)     277
                           ========  =======      ===     ========  =======      ===

Investment grade.......... $1,423.0  $(250.0)     334     $1,084.2  $(568.5)     244
Below investment grade....    225.7    (51.8)     100         60.8    (22.1)      33
                           --------  -------      ---     --------  -------      ---
Total for securities in
  an unrealized loss
  position................ $1,648.7  $(301.8)     434     $1,145.0  $(590.6)     277
                           ========  =======      ===     ========  =======      ===

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2009 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                         AMORTIZED
(AMOUNTS IN MILLIONS)                   COST OR COST FAIR VALUE
---------------------                   ------------ ----------
Due one year or less...................   $  106.9    $  107.2
Due after one year through five years..    1,158.4     1,181.7
Due after five years through ten years.      744.6       760.8
Due after ten years....................    1,513.8     1,513.2
                                          --------    --------
   Subtotal............................    3,523.7     3,562.9
Residential mortgage-backed............      450.2       437.3
Commercial mortgage-backed.............      601.0       534.5
Other asset-backed.....................      617.2       508.4
                                          --------    --------
   Total...............................   $5,192.1    $5,043.1
                                          ========    ========

   As of December 31, 2009, $334.7 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2009, securities issued by finance and insurance, utilities and energy, and consumer -- non-cyclical industry groups represented approximately 20.0%, 28.9% and 16.5% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2009, we did not hold any fixed maturity securities in any single issuer other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholders equity.

   As of December 31, 2009 and 2008, $2.5 million and $2.7 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

  (E) COMMERCIAL MORTGAGE LOANS

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2009            2008
                                                           --------------  --------------
                                                           CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)                                       VALUE   TOTAL   VALUE   TOTAL
---------------------                                      -------- -----  -------- -----
PROPERTY TYPE
Retail....................................................  $280.8   35.0%  $303.9   33.9%
Industrial................................................   250.4   31.2    274.8   30.7
Office....................................................   172.1   21.4    191.0   21.4
Apartments................................................    68.9    8.6     81.1    9.1
Mixed use/other...........................................    30.6    3.8     43.5    4.9
                                                            ------  -----   ------  -----
   Total principal balance................................   802.8  100.0%   894.3  100.0%
                                                                    =====           =====
   Unamortized balance of loan origination fees and costs.     0.7             0.9
   Allowance for losses...................................    (5.1)           (2.5)
                                                            ------          ------
   Total..................................................  $798.4          $892.7
                                                            ======          ======

                                                                2009            2008
                                                           --------------  --------------
                                                           CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)                                       VALUE   TOTAL   VALUE   TOTAL
---------------------                                      -------- -----  -------- -----
GEOGRAPHIC REGION
Pacific...................................................  $277.3   34.5%  $295.0   33.0%
South Atlantic............................................   180.6   22.5    215.9   24.1
Middle Atlantic...........................................    93.9   11.7    100.7   11.3
East North Central........................................    75.1    9.4     83.0    9.3
Mountain..................................................    53.2    6.6     58.2    6.5
New England...............................................    37.2    4.6     47.5    5.3
West North Central........................................    30.6    3.8     35.7    4.0
West South Central........................................    32.4    4.1     34.9    3.9
East South Central........................................    22.5    2.8     23.4    2.6
                                                            ------  -----   ------  -----
   Total principal balance................................   802.8  100.0%   894.3  100.0%
                                                                    =====           =====
   Unamortized balance of loan origination fees and costs.     0.7             0.9
   Allowance for losses...................................    (5.1)           (2.5)
                                                            ------          ------
   Total..................................................  $798.4          $892.7
                                                            ======          ======

   As of December 31, 2009 and 2008, there was no concentration of mortgage originations in any one state.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement.

   Under these principles, we may have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2009 and 2008) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition (none as of December 31, 2009 and 2008).

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table presents the activity in the allowance for losses during the years ended December 31:

(AMOUNTS IN MILLIONS)      2009  2008  2007
---------------------      ---- -----  ----
Balance as of January 1... $2.5 $ 2.3  $1.8
Provision.................  2.6   0.3   0.5
Release...................   --  (0.1)   --
                           ---- -----  ----
Balance as of December 31. $5.1 $ 2.5  $2.3
                           ==== =====  ====

  (F) OTHER INVESTED ASSETS

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                          2009            2008
                                     --------------  --------------
                                     CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)                 VALUE   TOTAL   VALUE   TOTAL
---------------------                -------- -----  -------- -----
Securities lending collateral.......  $ 51.0   40.3%  $ 27.0    5.1%
Derivatives.........................    44.4   35.0    264.9   49.9
Trading securities..................    17.3   13.7     19.2    3.6
Derivatives counterparty collateral.    13.6   10.7    217.1   40.9
Other investments...................     0.4    0.3      2.6    0.5
                                      ------  -----   ------  -----
   Total other invested assets......  $126.7  100.0%  $530.8  100.0%
                                      ======  =====   ======  =====

(3)DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibition on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include both cash flow and fair value hedges.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table sets forth our positions in derivative instruments as of December 31:

                                  DERIVATIVE ASSETS           DERIVATIVE LIABILITIES
                           ------------------------------- -----------------------------
                               BALANCE        FAIR VALUE      BALANCE        FAIR VALUE
                                SHEET        -------------     SHEET        ------------
(AMOUNTS IN MILLIONS)       CLASSIFICATION    2009   2008  CLASSIFICATION   2009   2008
---------------------      --------------    -----  ------ --------------   ----- ------
DERIVATIVES DESIGNATED
AS HEDGES
Cash flow hedges:
                            Other invested                       Other
   Interest rate swaps....      assets       $31.9  $174.2    liabilities   $17.4 $   --
   Inflation indexed        Other invested                       Other
     swaps................      assets          --      --    liabilities     1.5     --
                                             -----  ------                  ----- ------
   Total cash flow hedges.                    31.9   174.2                   18.9     --
                                             -----  ------                  ----- ------
   Total derivatives
     designated as hedges.                    31.9   174.2                   18.9     --
                                             -----  ------                  ----- ------
DERIVATIVES NOT
DESIGNATED AS HEDGES
                            Other invested                       Other
Interest rate swaps.......      assets         3.8    43.7    liabilities     3.1    4.6
                            Other invested                       Other
Credit default swaps......      assets         1.9      --    liabilities      --    3.5
                            Other invested                       Other
Equity index options......      assets         6.8    47.0    liabilities      --     --
                            Other invested                       Other
Financial futures.........      assets          --      --    liabilities      --     --
                                                             Policyholder
                              Reinsurance                       account
GMWB embedded derivatives.  recoverable(1)    (0.9)    2.8    balances(2)    19.0   93.4
                                             -----  ------                  ----- ------
   Total derivatives not
     designated as hedges.                    11.6    93.5                   22.1  101.5
                                             -----  ------                  ----- ------
   Total derivatives......                   $43.5  $267.7                  $41.0 $101.5
                                             =====  ======                  ===== ======

--------
(1)Represents the embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(2)Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for equity index options, the change between periods is best illustrated by the number of contracts, and for GMWB embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                   MATURITIES/
(NOTIONAL IN MILLIONS)     MEASUREMENT DECEMBER 31, 2008 ADDITIONS TERMINATIONS DECEMBER 31, 2009
----------------------     ----------- ----------------- --------- ------------ -----------------
DERIVATIVES DESIGNATED
AS HEDGES
Cash flow hedges:
   Interest rate swaps....  Notional       $1,023.1      $  183.0    $ (12.0)       $1,194.1
   Inflation indexed
     swaps................  Notional             --          50.0         --            50.0
                                           --------      --------    -------        --------
   Total cash flow hedges.                  1,023.1         233.0      (12.0)        1,244.1
                                           --------      --------    -------        --------
   Total derivatives
     designated as hedges.                  1,023.1         233.0      (12.0)        1,244.1
                                           --------      --------    -------        --------
DERIVATIVES NOT
DESIGNATED AS HEDGES
Interest rate swaps.......  Notional          225.0            --      (50.0)          175.0
Credit default swaps......  Notional           83.0            --         --            83.0
Financial futures.........  Notional          915.3       1,518.3     (915.3)        1,518.3
                                           --------      --------    -------        --------
   Total derivatives not
     designated as hedges.                  1,223.3       1,518.3     (965.3)        1,776.3
                                           --------      --------    -------        --------
   Total derivatives......                 $2,246.4      $1,751.3    $(977.3)       $3,020.4
                                           ========      ========    =======        ========

(NUMBER OF CONTRACTS OR
POLICIES)                 MEASUREMENT DECEMBER 31, 2008 ADDITIONS TERMINATIONS DECEMBER 31, 2009
---------                 ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT
DESIGNATED AS HEDGES
Equity index options.....  Contracts       110,000       44,000     (85,000)        69,000
GMWB embedded derivatives  Policies          5,036          813        (125)         5,724

   CASH FLOW HEDGES

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) pay U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure on liabilities denominated in foreign currencies; (v) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed-rate bond purchases and/or interest income; and (vi) other instruments to hedge the cash flows of various forecasted transactions.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2009:

                                               GAIN (LOSS)
                                            RECLASSIFIED INTO  CLASSIFICATION OF GAIN       GAIN (LOSS)
                             GAIN (LOSS)       NET INCOME     (LOSS) RECLASSIFIED INTO     RECOGNIZED IN
(AMOUNTS IN MILLIONS)     RECOGNIZED IN OCI  (LOSS) FROM OCI     NET INCOME (LOSS)     NET INCOME (LOSS) (1)
---------------------     ----------------- ----------------- ------------------------ ---------------------
Interest rate swaps                                                Net investment
  hedging assets.........      $(152.0)           $0.3                 income                  $(7.2)
                               -------            ----                                         -----
   Total.................      $(152.0)           $0.3                                         $(7.2)
                               =======            ====                                         =====

                          CLASSIFICATION OF GAIN
                           (LOSS) RECOGNIZED IN
(AMOUNTS IN MILLIONS)       NET INCOME (LOSS)
---------------------     ----------------------
Interest rate swaps           Net investment
  hedging assets.........     gains (losses)

   Total.................

--------
(1)Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The ineffectiveness related to our cash flow hedges for the years ended December 31, 2008 and 2007 was $9.2 million and $0.8 million, respectively. There were no amounts excluded from the measure of effectiveness in either year.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders' equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)      2009    2008  2007
---------------------     ------  ------ -----
Derivatives qualifying
  as effective
  accounting hedges as
  of January 1........... $132.6  $ 13.6 $  --
Current period increases
  (decreases) in fair
  value, net of deferred
  taxes of $54.3,
  $(65.4) and $(7.4).....  (97.7)  119.0  13.6
Reclassification to net
  (income) loss, net of
  deferred taxes of
  $0.1, $0.0, $0.0.......   (0.2)     --    --
                          ------  ------ -----
Derivatives qualifying
  as effective
  accounting hedges as
  of December 31......... $ 34.7  $132.6 $13.6
                          ======  ====== =====

   The total of derivatives designated as cash flow hedges of $34.7 million, net of taxes, recorded in stockholders' equity as of December 31, 2009 is expected to be reclassified to future net income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating-rate instruments and interest income on future fixed-rate bond purchases. Of this amount, $(0.3) million, net of taxes, is expected to be reclassified to net income (loss) in the next 12 months. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions associated with qualifying cash flow hedges are expected to occur by 2036. No amounts were reclassified to net income (loss) during the year ended December 31, 2009 in connection with forecasted transactions that were no longer considered probable of occurring. During 2008, we terminated a large portion of our forward starting interest rate swaps, which were designated as cash flow hedges, related to our long-term care insurance business to reduce our counterparty credit exposure and increase liquidity. The respective balance in OCI related to these derivatives will be reclassified into net income (loss) when the forecasted transactions affect net income (loss), as the forecasted transactions are still probable of occurring.

   DERIVATIVES NOT DESIGNATED AS HEDGES

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps, swaptions and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and replicate characteristics of investments with similar terms and credit risk; and (iii) equity index options, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits. Additionally, we provide GMWBs on certain products that are required to be bifurcated as embedded derivatives.

   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                     2009    2008    2007            IN NET INCOME (LOSS)
---------------------                    ------  ------  -----  ----------------------------------------
Interest rate swaps..................... $(29.3) $ 37.1  $ 1.0  Net investment gains (losses)
Credit default swaps....................    6.5    (3.2)    --  Net investment gains (losses)
Equity index options....................  (19.7)   31.9    2.3  Net investment gains (losses)
Financial futures.......................  (32.9)   10.4    0.1  Net investment gains (losses)
GMWB embedded derivatives...............   74.7   (85.6)  (3.8) Net investment gains (losses)
                                         ------  ------  -----
   Total derivatives not designated as
     hedges............................. $ (0.7) $ (9.4) $(0.4)
                                         ======  ======  =====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   DERIVATIVE COUNTERPARTY CREDIT RISK

   As of December 31, 2009 and 2008, net fair value assets by counterparty totaled $40.0 million and $264.9 million, respectively. As of December 31, 2009 and 2008, net fair value liabilities by counterparty totaled $17.7 million and $8.1 million, respectively. As of December 31, 2009 and 2008, we retained collateral of $13.6 million and $217.1 million, respectively. Related to these agreements, there were no over collateralization in 2009 and $6.5 million in 2008, from certain counterparties. As of December 31, 2009, we posted $23.1 million of collateral to derivative counterparties, including over collateralization of $5.7 million. As of December 31, 2008, we posted no collateral to derivative counterparties.

   All of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2009 and 2008, we could have been allowed to claim up to $26.4 million and $46.2 million, respectively, from counterparties and required to disburse up to $0.3 million in 2009. We would not have been required to make a disbursement in 2008. This represents the net fair value of gains and losses by counterparty, less available collateral held.

   CREDIT DERIVATIVES

   We sell protection under single name credit default swaps and credit default swap index tranches in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for both indexed reference entities and single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps and the par value of debt instruments with embedded credit derivatives. If a credit event occurs, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction. For debt instruments with embedded credit derivatives, the security's principal is typically reduced by the net amount of default for any referenced entity defaults.

   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2009                        2008
                                               --------------------------- ---------------------------
                                               NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                           VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                          -------- ------ ----------- -------- ------ -----------
Reference entity credit rating and maturity:
A
   Matures after one year through five years..  $ 5.0    $0.2      $--      $10.0    $--      $1.2
BBB
   Matures after one year through five years..   30.0     0.7       --       25.0     --       1.3
                                                -----    ----      ---      -----    ---      ----
   Total credit default swaps on single name
     reference entities.......................  $35.0    $0.9      $--      $35.0    $--      $2.5
                                                =====    ====      ===      =====    ===      ====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table sets forth our credit default swaps where we sell protection on credit default swap index tranches and the fair values as of December 31:

                                                            2009                        2008
                                                 --------------------------- ---------------------------
                                                 NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                             VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                            -------- ------ ----------- -------- ------ -----------
Index tranche attachment/detachment point and
  maturity:
   12% -- 22% matures after five years through
     ten years (1)..............................  $48.0    $1.0      $--      $48.0    $--      $1.0
                                                  -----    ----      ---      -----    ---      ----
   Total credit default swaps on index
     tranches...................................  $48.0    $1.0      $--      $48.0    $--      $1.0
                                                  =====    ====      ===      =====    ===      ====

--------
(1)The current attachment/detachment as of December 31, 2009 and 2008 was 12.0%
   - 22.0%.

   The following table sets forth our holding of available-for-sale fixed maturity securities that include embedded credit derivatives and the fair values as of December 31:

                                                        2009                    2008
                                               ----------------------- -----------------------
                                                PAR   AMORTIZED FAIR    PAR   AMORTIZED FAIR
(AMOUNTS IN MILLIONS)                          VALUE    COST    VALUE  VALUE    COST    VALUE
---------------------                          ------ --------- ------ ------ --------- ------
Credit rating:
AAA
   Matures after one year through five
     years.................................... $   --  $   --   $   -- $100.0  $100.0   $ 50.7
   Matures after five years through ten
     years....................................     --      --       --  300.0   331.5    105.1
AA
   Matures after one year through five
     years....................................  100.0   100.0     95.8     --      --       --
BBB
   Matures after five years through ten
     years....................................  100.0   100.0     75.8     --      --       --
BB
   Matures after five years through ten
     years....................................  200.0   227.7    148.2     --      --       --
                                               ------  ------   ------ ------  ------   ------
   Total available-for-sale fixed maturity
     securities that include embedded credit
     derivatives.............................. $400.0  $427.7   $319.8 $400.0  $431.5   $155.8
                                               ======  ======   ====== ======  ======   ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


(4)DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)      2009    2008    2007
---------------------     ------  ------  ------
Unamortized balance as
  of January 1........... $497.8  $435.8  $397.7
   Costs deferred........   32.8    93.6    76.3
   Amortization, net of
     interest accretion..  (32.8)  (31.6)  (38.2)
   Cumulative effect
     adjustment (1)......   (5.8)     --      --
                          ------  ------  ------
Unamortized balance as
  of December 31.........  492.0   497.8   435.8
   Accumulated effect of
     net unrealized
     investment (gains)
     losses..............   10.9   110.6    21.4
                          ------  ------  ------
Balance as of December 31 $502.9  $608.4  $457.2
                          ======  ======  ======

--------
(1)On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $1.9 million on DAC.

   We regularly review DAC to determine if it is recoverable from future income. In 2009 and 2008, loss recognition testing of our fee-based products in our retirement income business resulted in an increase in amortization of DAC of $4.8 million and $9.9 million, respectively, reflecting unfavorable equity market performance. As of December 31, 2009, we believe all of our other businesses have sufficient future income where the related DAC is recoverable.

(5)INTANGIBLE ASSETS AND GOODWILL

   The following table presents our intangible assets as of December 31:

                                     2009                        2008
                          --------------------------  --------------------------
                          GROSS CARRYING ACCUMULATED  GROSS CARRYING ACCUMULATED
(AMOUNTS IN MILLIONS)         AMOUNT     AMORTIZATION     AMOUNT     AMORTIZATION
---------------------     -------------- ------------ -------------- ------------
PVFP.....................     $129.9        $(89.2)       $150.2       $ (98.8)
Deferred sales
  inducements to
  contractholders........       37.1          (3.8)         38.4          (3.4)
                              ------        ------        ------       -------
   Total.................     $167.0        $(93.0)       $188.6       $(102.2)
                              ======        ======        ======       =======

   Amortization expense related to PVFP for the years ended December 31, 2009, 2008 and 2007 was $(9.6) million, $3.5 million and $4.2 million, respectively. Amortization expense related to deferred sales inducements of $0.4 million, $(0.9) million and $2.1 million, respectively, for the years ended December 31, 2009, 2008 and 2007 was included in benefits and other changes in policy reserves.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


  (A) PRESENT VALUE OF FUTURE PROFITS

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)      2009   2008   2007
---------------------     -----  -----  -----
Unamortized balance as
  of January 1........... $23.2  $26.7  $30.9
   Interest accreted at
     4.9%, 4.9% and 4.9%.   1.3    1.2    1.4
   Amortization..........   8.3   (4.7)  (5.6)
   Cumulative effect
     adjustment (1)......  (1.6)    --     --
                          -----  -----  -----
Unamortized balance as
  of December 31.........  31.2   23.2   26.7
   Accumulated effect of
     net unrealized
     investment (gains)
     losses..............   9.5   28.2    1.2
                          -----  -----  -----
Balance as of December 31 $40.7  $51.4  $27.9
                          =====  =====  =====

--------
(1)On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $0.2 million on PVFP.

   The percentage of the December 31, 2009 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                  2010. 11.2%
                                  2011.  9.8%
                                  2012.  8.4%
                                  2013.  8.0%
                                  2014.  6.6%

   Amortization expenses for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

  (B) GOODWILL

   Our goodwill balance was $49.1 million as of December 31, 2009 and 2008.

   The following is a summary of our goodwill balance by segment as of the dates indicated:

                                          RETIREMENT
                                          INCOME AND
        (AMOUNTS IN MILLIONS)             INVESTMENTS PROTECTION  TOTAL
        ---------------------             ----------- ---------- ------
        Balance as of December 31, 2007:
        Gross goodwill...................   $ 25.3      $49.1    $ 74.4
        Accumulated impairment losses....       --         --        --
                                            ------      -----    ------
        Goodwill.........................     25.3       49.1      74.4
                                            ------      -----    ------
        Balance as of December 31, 2008:
        Gross goodwill...................     25.3       49.1      74.4
        Accumulated impairment losses....    (25.3)        --     (25.3)
                                            ------      -----    ------
        Goodwill.........................       --       49.1      49.1
                                            ------      -----    ------
        Balance as of December 31, 2009:
        Gross goodwill...................     25.3       49.1      74.4
        Accumulated impairment losses....    (25.3)        --     (25.3)
                                            ------      -----    ------
        Goodwill.........................   $   --      $49.1    $ 49.1
                                            ======      =====    ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   GOODWILL IMPAIRMENT LOSSES

   There were no goodwill impairment charges recorded in 2009. However, continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill.

   During 2008, as a result of our annual goodwill impairment analysis, we recorded a goodwill impairment related to our retirement income reporting unit of $25.3 million, as discussed further below. There were no goodwill impairment charges recorded in 2007.

   Key considerations related to impairments recorded during 2008 for our retirement income reporting unit were equity market conditions and industry growth. As a result of declining equity market conditions, expected near term industry growth and our refined sales strategy, the fair value determined using a discounted cash flow model decreased and resulted in an impairment of the goodwill balance of $25.3 million in the fourth quarter of 2008.

(6)REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other insurance companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2009, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy may not exceed $1.0 million.

   In April 2004, we entered into reinsurance transactions, in which we ceded to UFLIC in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from MetLife Insurance Company of Connecticut. Our in-force variable annuity contracts, excluding the RetireReady Retirement Answer ("Retirement Answer") variable annuity product that was not reinsured, had aggregate general account reserves of $197.1 million and $210.7 million as of December 31, 2009 and 2008, respectively. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. Our in-force structured settlements reinsured had aggregate policyholder reserves of $700.0 million and $704.3 million as of December 31, 2009 and 2008, respectively. The block of long-term care insurance policies that we reinsured in 2000 from the MetLife block of business had aggregate reserves of $894.3 million and $822.0 million as of December 31, 2009 and 2008, respectively. As of December 31, 2009 and 2008, we had $98.1 million and $93.5 million, respectively, in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payment with respect to that separate account portion directly from these assets. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies to be conducted periodically. The expense allowance was $2.4 million and $2.1 million for the years ended December 31, 2009 and 2008, respectively.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   The following table sets forth net domestic life insurance in-force as of December 31:

(AMOUNTS IN MILLIONS)        2009        2008        2007
---------------------     ----------  ----------  ----------
Direct life insurance
  in-force............... $ 28,375.8  $ 28,592.7  $ 27,784.6
Amounts assumed from
  other companies........       54.7        61.5        63.5
Amounts ceded to other
  companies (1)..........  (21,782.2)  (21,786.4)  (21,028.8)
                          ----------  ----------  ----------
Net life insurance
  in-force............... $  6,648.3  $  6,867.8  $  6,819.3
                          ==========  ==========  ==========
Percentage of amount
  assumed to net.........        0.8%        0.9%        0.9%
                          ==========  ==========  ==========

--------
(1)Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                              WRITTEN                     EARNED
                                     -------------------------  -------------------------
(AMOUNTS IN MILLIONS)                  2009     2008     2007     2009     2008     2007
---------------------                -------  -------  -------  -------  -------  -------
Direct.............................. $ 227.6  $ 252.3  $ 248.3  $ 227.2  $ 250.3  $ 245.5
Assumed.............................    72.9     76.8     81.5     72.1     77.3     82.0
Ceded...............................  (121.1)  (116.3)  (112.8)  (120.0)  (116.9)  (112.8)
                                     -------  -------  -------  -------  -------  -------
Net premiums........................ $ 179.4  $ 212.8  $ 217.0  $ 179.3  $ 210.7  $ 214.7
                                     =======  =======  =======  =======  =======  =======
Percentage of amount assumed to net.                               40.2%    36.7%    38.2%
                                                                =======  =======  =======

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $203.2 million, $249.8 million and $175.8 million during 2009, 2008 and 2007, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


(7)INSURANCE RESERVES

   FUTURE POLICY BENEFITS

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 MORTALITY/
                                                 MORBIDITY  INTEREST RATE
(AMOUNTS IN MILLIONS)                            ASSUMPTION  ASSUMPTION     2009     2008
---------------------                            ---------- ------------- -------- --------
Long-term care insurance contracts..............     (a)     5.0% - 7.5%  $1,449.1 $1,322.5
Structured settlements with life contingencies..     (b)     4.0% - 8.0%     580.0    576.5
Annuity contracts with life contingencies.......     (b)     4.0% - 8.0%     287.0    296.1
Traditional life insurance contracts............     (c)     2.5% - 8.4%      65.4     62.5
Supplementary contracts with life contingencies.     (b)     4.0% - 8.0%      43.8     45.2
Accident and health insurance contracts.........     (d)        3.5%           0.1      0.3
                                                                          -------- --------
   Total future policy benefits.................                          $2,425.4 $2,303.1
                                                                          ======== ========

--------
(a)The 1983 Individual Annuitant Mortality Table or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality Table and the 1985 National Nursing Home Study and company experience.
(b)Assumptions for limited-payment contracts come from either the U.S. Population Table, 1983 Group Annuitant Mortality Table and 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
(c)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term table and (IA) Standard Table 1996 (modified).
(d)The 1958 and 1980 Commissioner's Standard Ordinary Tables.

   Assumptions as to persistency are based on the Company's experience.

   POLICYHOLDER ACCOUNT BALANCES

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

(AMOUNTS IN MILLIONS)                                 2009     2008
---------------------                               -------- --------
Annuity contracts.................................. $3,265.3 $3,579.2
FABNs..............................................    400.1    400.2
Structured settlements without life contingencies..    253.9    259.1
Supplementary contracts without life contingencies.     68.7     73.0
                                                    -------- --------
   Total investment contracts......................  3,988.0  4,311.5
Universal life insurance contracts.................    248.9    247.0
                                                    -------- --------
   Total policyholder account balances............. $4,236.9 $4,558.5
                                                    ======== ========

   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

   Our variable annuity contracts provide a basic GMDB, which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts may permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits; we also have some GMWBs and guaranteed annuitization benefits.

   As of December 31, 2009 and 2008, our liability associated with certain nontraditional long-duration contracts was approximately $841.3 million and $709.2 million, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                      2009   2008
----------------------------                                                     ------ ------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value............... $213.9 $288.4
   Net amount at risk........................................................... $ 11.1 $ 86.0
   Average attained age of contractholders......................................     69     66

   Enhanced death benefits (step-up, roll-up, payment protection) account value. $527.9 $293.7
   Net amount at risk........................................................... $ 59.8 $105.6
   Average attained age of contractholders......................................     67     67

Account values with living benefit guarantees:
   GMWBs........................................................................ $705.6 $337.4
   Guaranteed annuitization benefits............................................ $ 53.1 $ 38.4

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $0.1 million and $1.5 million as of December 31, 2009 and 2008, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate accounts.

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2009 and 2008, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $88.2 million and $140.1 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

   Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of December 31:

(AMOUNTS IN MILLIONS)   2009   2008
---------------------  ------ ------
 Balanced funds....... $355.1 $247.5
 Equity funds.........  210.6   68.6
 Bond funds...........  145.9   48.0
 Money market funds...   24.0    8.9
 Other................   23.1    2.8
                       ------ ------
    Total............. $758.7 $375.8
                       ====== ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


(8)LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

(AMOUNTS IN MILLIONS)        2009     2008     2007
---------------------      -------  -------  -------
Balance as of January 1... $ 318.7  $ 255.8  $ 224.7
Less reinsurance
  recoverables............  (193.2)  (154.5)  (137.2)
                           -------  -------  -------
   Net balance as of
     January 1............   125.5    101.3     87.5
                           -------  -------  -------
Incurred related to
  insured events of:
   Current year...........    66.2     58.8     58.1
   Prior years............    28.3     15.8      5.7
                           -------  -------  -------
       Total incurred.....    94.5     74.6     63.8
                           -------  -------  -------
Paid related to insured
  events of:
   Current year...........   (24.7)   (17.5)   (15.8)
   Prior years............   (44.5)   (32.9)   (34.2)
                           -------  -------  -------
       Total paid.........   (69.2)   (50.4)   (50.0)
                           -------  -------  -------
   Net balance as of
     December 31..........   150.8    125.5    101.3
                           -------  -------  -------
Add reinsurance
  recoverables............   217.2    193.2    154.5
                           -------  -------  -------
Balance as of December 31. $ 368.0  $ 318.7  $ 255.8
                           =======  =======  =======

   As described in note 2, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in mortality, morbidity and medical costs.

   For 2009, the increase in the ending liability for policy and contract claims was primarily related to our long-term care business as a result of an increase in the amount and duration of claims as compared to the prior year.

   During 2009, 2008 and 2007, we strengthened reserves by $28.3 million, $15.8 million and $5.7 million, respectively, as a result of changes in estimates related to prior year incurred events and the development of information and trends not previously known when establishing the reserves in prior periods. In 2009, we strengthened claims reserves related to our long-term care insurance business by $21.1 million from $304.5 million as of December 31, 2008. In 2008, we strengthened claims reserves related to our long-term care insurance business by $13.4 million from $245.2 million as of December 31, 2007. Consistent with our reserving methodology, the strengthening includes a reclassification from future policy benefit reserves, which includes a provision for expected claims from policy inception. This provision is reclassified to claim reserves upon commencement of actual claim activity. Additionally, the strengthening includes refinements to our estimated claims reserves for timing, amount and duration of claims associated with observed loss development. For our other businesses, the remaining unfavorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   While the liability for policy and contract claims represents our current best estimates, there may be additional adjustments to these amounts based on information and trends not presently known. Such adjustments, reflecting any variety of new and adverse or favorable trends, could possibly be significant, exceeding the currently recorded reserves by an amount that could be material to our results of operations, financial condition and liability.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


(9)RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated service and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $42.1 million, $61.0 million and $90.5 million for the years ended December 31, 2009, 2008 and 2007, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $32.2 million for the year ended December 31, 2007. For the years ended December 31, 2009 and 2008, there were no charges assessed to affiliates for these services.

   We pay interest on outstanding amounts under a credit funding agreement with Genworth North America Corporation ("GNA"), the parent company of GLIC. We have a revolving credit line with GNA. There was $0.1 million of interest expense incurred under this agreement for December 31, 2009. There was no interest expense incurred under this agreement for the years ended 2008 and 2007. During 2009, we borrowed and then repaid $86.0 million to GNA and as of December 31, 2009, there were no amounts outstanding under this agreement.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the years ended December 31, 2009, 2008 and 2007, we recorded $25.9 million, $0.7 million and $4.9 million, respectively, in additional paid-in capital related to gains associated with the sale of securities to affiliates.

(10)INCOME TAXES

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)          2009   2008   2007
---------------------         -----  ------  -----
Current federal income
  taxes...................... $(9.4) $ (9.6) $14.6
Deferred federal income
  taxes......................  14.6   (36.4)  12.9
                              -----  ------  -----
   Total federal income
     taxes...................   5.2   (46.0)  27.5
                              -----  ------  -----
Current state income
  taxes......................  (0.2)    0.4    1.8
Deferred state income
  taxes......................   0.2    (1.3)   0.4
                              -----  ------  -----
       Total state
         income taxes........    --    (0.9)   2.2
                              -----  ------  -----
       Total provision
         (benefit) for
         income taxes........ $ 5.2  $(46.9) $29.7
                              =====  ======  =====

   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

                          2009  2008  2007
                          ----  ----  ----
Statutory U.S. federal
  income tax rate........ 35.0% 35.0% 35.0%
Increase (reduction) in
  rate resulting from:
   State income tax, net
     of federal income
     tax effect.......... (0.1)  0.4   1.7
   Non-deductible
     goodwill............   --  (5.7)   --
   Tax contingencies.....   --    --  (0.2)
   Dividends received
     deductions.......... (3.5)  0.2  (1.3)
   Other, net............ (2.5)  0.2   0.1
                          ----  ----  ----
Effective rate........... 28.9% 30.1% 35.3%
                          ====  ====  ====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The components of the net deferred income tax (asset) liability were as follows as of December 31:

(AMOUNTS IN MILLIONS)          2009    2008
---------------------         ------ -------
Assets:
   Net unrealized losses
     on investment
     securities.............. $ 44.7 $ 242.9
   Investments...............   34.8    40.9
   Net operating loss
     carryforwards...........   22.6      --
   Accrued commission
     and general expenses....    2.7     0.2
   Insurance reserves........   12.3    41.8
   Other.....................    0.5    16.0
                              ------ -------
       Total deferred
         income tax
         assets..............  117.6   341.8
                              ------ -------
Liabilities:
   Net unrealized gains
     on derivatives..........   18.4    72.8
   PVFP......................   22.3    18.8
   DAC.......................  130.5   130.1
   Other.....................   19.4     9.3
                              ------ -------
       Total deferred
         income tax
         liabilities.........  190.6   231.0
                              ------ -------
       Net deferred
         income tax
         (asset)
         liability........... $ 73.0 $(110.8)
                              ====== =======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss carryforwards amounted to $64.6 million as of December 31, 2009, and if unused, will expire beginning in 2025.

   We received refunds of federal and state taxes of $0.4 million and $0.8 million for the years ended December 31, 2009 and 2008, respectively. We paid federal and state taxes of $13.4 million for the year ended December 31, 2007.

   As of December 31, 2009 and 2008, our current income tax receivable was $14.2 million and $7.6 million, respectively.

   As of December 31, 2009 and 2008, the Company had no unrecognized tax benefits. Accordingly, there would be no effective tax rate impact from recognition of previously unrecognized tax benefits. The consolidated balance sheets as of December 31, 2009 and 2008 included no amounts for interest or penalties related to unrecognized tax benefits. Interest expense of $0.4 million was recognized as a component of income tax expense in 2007. No interest expense was recognized as a component of income tax expense in 2009 and 2008.

   The Company files U.S. federal income tax returns (included in the GLIC consolidated life returns) and various state and local tax returns. With few exceptions, the company is no longer subject to U.S. federal tax examinations for years prior to 2000. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The Internal Revenue Service ("IRS") is currently reviewing our U.S. income tax returns for the 2007 and 2008 tax years. Certain issues from 2005 and 2006 have been timely protested and will be subject to review by the IRS appeals division.

(11)COMMITMENTS AND CONTINGENCIES

  (A) LITIGATION

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict, nor to determine the ultimate outcomes of all pending investigations and legal proceedings, nor to provide reasonable ranges of potential losses.

  (B) COMMITMENTS

   As of December 31, 2009, we were committed to fund $4.1 million in limited partnership investments.

(12)FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts securities held as collateral and derivative instruments. Other financial assets and liabilities -- those not carried at fair value -- are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments and limited partnerships accounted for under the cost method.

   Borrowings and related instruments. Based on market quotes or comparable market transactions.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or cash surrender value for single premium deferred annuities.

   The following represents the fair value of financial assets and liabilities as of December 31:

                                       2009                          2008
                           ----------------------------- -----------------------------
                           NOTIONAL  CARRYING            NOTIONAL  CARRYING
(AMOUNTS IN MILLIONS)       AMOUNT    AMOUNT  FAIR VALUE  AMOUNT    AMOUNT  FAIR VALUE
---------------------      --------  -------- ---------- --------  -------- ----------
Assets:
   Commercial mortgage
     loans................   $   (a) $  798.4  $  776.7    $   (a) $  892.7  $  812.0
   Other invested assets..       (a)      0.8       0.8        (a)      1.3       1.3
Liabilities:
   Investment contracts...       (a)  3,988.0   3,957.9        (a)  4,311.5   3,805.7
Other firm commitments:
   Commitments to fund
     limited partnerships.    4.1          --        --     4.5          --        --

--------
(a)These financial instruments do not have notional amounts.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   RECURRING FAIR VALUE MEASUREMENTS

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   The vast majority of our fixed maturity and equity securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. Certain structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3. We also utilize internally developed pricing models to produce estimates of fair value primarily utilizing Level 2 inputs along with certain Level 3 inputs. The internally developed models include matrix pricing where we discount expected cash flows utilizing market interest rates obtained from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using internally developed pricing models, we estimate fair value using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable, or corroborated by market observable information, and represent Level 3 inputs.

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   The fair value of derivative instruments primarily utilizes Level 2 inputs. Certain derivative instruments are valued using significant unobservable inputs and are classified as Level 3 measurements. The classification of fair value measurements for derivative instruments, including embedded derivatives requiring bifurcation, was determined based on consideration of several inputs including: closing exchange or over-the-counter market price quotations; time value and volatility factors underlying options; foreign exchange rates; market interest rates; and non-performance risk. For product-related embedded derivatives, we also include certain policyholder assumptions in the determination of fair value.

   For derivative liabilities, we consider the counterparty collateral arrangements and rights of set-off when determining whether any incremental adjustment should be made for our non-performance risk. As a result of these counterparty arrangements, we determined no adjustment for our non-performance risk was required to the derivative liabilities of $22.0 million and $8.1 million as of December 31, 2009 and 2008, respectively.

   For GMWB liabilities recorded at fair value of $19.0 million and $93.4 million as of December 31, 2009 and 2008, respectively, non-performance risk is integrated into the discount rate. The discount rate utilized in our valuation was based on the swap curve, which included the credit risk of an instrument rated "AA" and incorporated the non-performance risk of our GMWB liabilities. The impact of non-performance risk on our GMWB valuation was $0.1 million and $2.8 million as of December 31, 2009 and 2008, respectively, as a result of our discount rate being higher than the U.S. Treasury curve.

   To determine whether the use of the swap curve was the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. After considering all relevant factors in assessing whether any additional adjustment to the discount rate for non-performance risk was necessary, including assumptions we expect market participants would utilize in a hypothetical exit market transaction, we determined that no incremental adjustment to the discount rate was necessary for our GMWB liabilities that are recorded at fair value. We believe that a hypothetical exit market participant would use a similar discount rate to value the liabilities and would not incorporate changes in non-performance risk in the discount rate other than the implied credit spread incorporated in the swap curve.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following tables set forth our assets and liabilities that are measured at fair value on a recurring basis as of December 31:

                                                         2009
                                         -----------------------------------
(AMOUNTS IN MILLIONS)                      TOTAL   LEVEL 1 LEVEL 2   LEVEL 3
---------------------                    --------  ------- -------- --------
Assets
   Investments:
       Fixed maturity
         securities:
          U.S.
            government,
            agencies and
            government-sponsored
            enterprises................. $  195.3  $   --  $  195.3 $     --
          Government --
            non-U.S.....................     73.5      --      73.5       --
          U.S. corporate................  2,355.1      --   2,280.6     74.5
          Corporate --
            non-U.S.....................    939.0      --     892.3     46.7
          Residential
            mortgage-backed.............    437.3      --     219.8    217.5
          Commercial
            mortgage-backed.............    534.5      --       1.9    532.6
          Other
            asset-backed................    508.4      --      86.8    421.6
                                         --------  ------  -------- --------
          Total fixed
            maturity
            securities..................  5,043.1      --   3,750.2  1,292.9
                                         --------  ------  -------- --------
       Equity securities................      1.3      --       1.3       --
                                         --------  ------  -------- --------
       Other invested
         assets:
          Trading
            securities..................     17.3      --       2.6     14.7
          Derivative
            assets......................     44.4      --      36.7      7.7
          Securities
            lending
            collateral..................     51.0      --      51.0       --
          Derivatives
            counterparty
            collateral..................      6.1      --       6.1       --
                                         --------  ------  -------- --------
          Total other
            invested
            assets......................    118.8      --      96.4     22.4
                                         --------  ------  -------- --------
   Reinsurance
     recoverable (1)....................     (0.9)     --        --     (0.9)
   Separate account
     assets.............................    909.5   909.5        --       --
                                         --------  ------  -------- --------
          Total assets.................. $6,071.8  $909.5  $3,847.9 $1,314.4
                                         ========  ======  ======== ========
Liabilities
   Policyholder account
     balances (2)....................... $   19.0  $   --  $     -- $   19.0
   Derivative liabilities...............     22.0      --      22.0       --
                                         --------  ------  -------- --------
          Total
            liabilities................. $   41.0  $   --  $   22.0 $   19.0
                                         ========  ======  ======== ========

--------
(1)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(2)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


                                                        2008
                                         ----------------------------------
(AMOUNTS IN MILLIONS)                     TOTAL   LEVEL 1 LEVEL 2  LEVEL 3
---------------------                    -------- ------- -------- --------
Assets
   Investments:
       Fixed maturity
         securities:
          U.S.
            government,
            agencies and
            government-sponsored
            enterprises................. $   92.8   $--   $   84.5 $    8.3
          Government --
            non-U.S.....................     52.2    --       42.6      9.6
          U.S. corporate................  1,702.6    --    1,481.7    220.9
          Corporate --
            non-U.S.....................    643.0    --      368.6    274.4
          Residential
            mortgage-backed.............    411.8    --      183.3    228.5
          Commercial
            mortgage-backed.............    475.9    --       27.2    448.7
          Other
            asset-backed................    241.7    --       45.9    195.8
                                         --------   ---   -------- --------
          Total fixed
            maturity
            securities..................  3,620.0    --    2,233.8  1,386.2
                                         --------   ---   -------- --------
       Equity securities................     23.5    --       23.5       --
                                         --------   ---   -------- --------
       Other invested
         assets:
          Trading
            securities..................     19.2    --        3.0     16.2
          Derivative
            assets......................    264.9    --      217.8     47.1
          Securities
            lending
            collateral..................     27.0    --       27.0       --
          Derivative
            counterparty
            collateral..................    130.7    --      130.7       --
                                         --------   ---   -------- --------
          Total other
            invested
            assets......................    441.8    --      378.5     63.3
                                         --------   ---   -------- --------
   Reinsurance
     recoverable (1)....................      2.8    --         --      2.8
                                         --------   ---   -------- --------
          Total assets
            (2)......................... $4,088.1   $--   $2,635.8 $1,452.3
                                         ========   ===   ======== ========
Liabilities
   Policyholder account
     balances (3)....................... $   93.4   $--   $     -- $   93.4
   Derivative liabilities...............      8.1    --        7.1      1.0
                                         --------   ---   -------- --------
          Total
            liabilities................. $  101.5   $--   $    7.1 $   94.4
                                         ========   ===   ======== ========

--------
(1)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities. The balance as of December 31, 2008 has been revised to include this amount.
(2)Total assets have been revised to include the reinsured portion of our GMWB liabilities.
(3)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance. The balance as of December 31, 2008 has been revised to exclude the impact of reinsurance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                       TOTAL REALIZED AND
                                        UNREALIZED GAINS
                                            (LOSSES)                                                     TOTAL GAINS
                                      --------------------                                                 (LOSSES)
                                                            PURCHASES,                                   INCLUDED IN
                           BEGINNING                          SALES                            ENDING     NET INCOME
                            BALANCE                         ISSUANCES                         BALANCE       (LOSS)
                             AS OF    INCLUDED IN              AND                 TRANSFER    AS OF     ATTRIBUTABLE
                           JANUARY 1, NET INCOME  INCLUDED SETTLEMENTS,  TRANSFER   OUT OF  DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)         2009      (LOSS)     IN OCI      NET      IN LEVEL 3 LEVEL 3      2009      STILL HELD
---------------------      ---------- ----------- -------- ------------ ---------- -------- ------------ ------------
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-sponsored
     enterprises..........  $    8.3    $   --     $   --     $   --      $  --    $  (8.3)   $     --      $   --
   Government -- non-U.S..       9.6        --         --         --         --       (9.6)         --          --
   U.S. corporate.........     220.9       3.0        4.4        4.1        0.7     (158.6)       74.5         0.1
   Corporate -- non-U.S...     274.4        --       11.7       (8.5)      13.7     (244.6)       46.7          --
   Residential mortgage-
     backed...............     228.5     (27.0)      27.1       (8.0)        --       (3.1)      217.5       (25.8)
   Commercial mortgage-
     backed...............     448.7       1.3       72.2      (10.9)      27.2       (5.9)      532.6         1.1
   Other asset-backed.....     195.8      (3.2)     176.2       48.9        9.0       (5.1)      421.6        (3.4)
                            --------    ------     ------     ------      -----    -------    --------      ------
   Total fixed maturity
     securities...........   1,386.2     (25.9)     291.6       25.6       50.6     (435.2)    1,292.9       (28.0)
                            --------    ------     ------     ------      -----    -------    --------      ------
Other invested assets:
   Trading securities.....      16.2       0.4         --       (8.0)       6.1         --        14.7         0.1
   Derivative assets......      47.1     (18.7)        --      (20.7)        --         --         7.7       (11.7)
                            --------    ------     ------     ------      -----    -------    --------      ------
   Total other invested
     assets...............      63.3     (18.3)        --      (28.7)       6.1         --        22.4       (11.6)
                            --------    ------     ------     ------      -----    -------    --------      ------
Reinsurance
  recoverable (1).........       2.8      (3.8)        --        0.1         --         --        (0.9)       (3.8)
                            --------    ------     ------     ------      -----    -------    --------      ------
Total Level 3 assets......  $1,452.3    $(48.0)    $291.6     $ (3.0)     $56.7    $(435.2)   $1,314.4      $(43.4)
                            ========    ======     ======     ======      =====    =======    ========      ======

--------
(1)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities. The balance as of January 1, 2009 has been revised to include this amount.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


                                      TOTAL REALIZED AND
                                       UNREALIZED GAINS
                                           (LOSSES)                                                     TOTAL GAINS
                                     -------------------                                                  (LOSSES)
                                                           PURCHASES,                                   INCLUDED IN
                          BEGINNING                          SALES                            ENDING     NET INCOME
                           BALANCE                         ISSUANCES                         BALANCE       (LOSS)
                            AS OF    INCLUDED IN              AND                 TRANSFER    AS OF     ATTRIBUTABLE
                          JANUARY 1, NET INCOME  INCLUDED SETTLEMENTS,  TRANSFER   OUT OF  DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)        2008      (LOSS)     IN OCI      NET      IN LEVEL 3 LEVEL 3      2008      STILL HELD
---------------------     ---------- ----------- -------- ------------ ---------- -------- ------------ ------------
Fixed maturity securities   $462.1     $(122.8)  $(487.5)    $246.8     $1,321.4   $(33.8)   $1,386.2     $(119.1)
Equity securities........      1.3          --       0.2       (1.5)          --       --          --          --
Other invested assets (1)     18.3        31.1        --        5.2          8.7       --        63.3        31.1
Reinsurance
  recoverable (2)........       --          --        --        2.8           --       --         2.8          --
                            ------     -------   -------     ------     --------   ------    --------     -------
Total Level 3 assets.....   $481.7     $ (91.7)  $(487.3)    $253.3     $1,330.1   $(33.8)   $1,452.3     $ (88.0)
                            ======     =======   =======     ======     ========   ======    ========     =======

--------
(1)Includes certain trading securities and derivative assets.
(2)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities. The balance as of December 31, 2008 has been revised to include this amount.

   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the date indicated:

                                      TOTAL REALIZED AND
                                      UNREALIZED (GAINS)
                                            LOSSES                                                       TOTAL (GAINS)
                                     ---------------------                                                   LOSSES
                                                            PURCHASES,                                    INCLUDED IN
                          BEGINNING                           SALES                            ENDING     NET (INCOME)
                           BALANCE                          ISSUANCES                         BALANCE         LOSS
                            AS OF    INCLUDED IN               AND                 TRANSFER    AS OF      ATTRIBUTABLE
                          JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,  TRANSFER   OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)      2009 (1)      LOSS      IN OCI      NET      IN LEVEL 3 LEVEL 3      2009       STILL HELD
---------------------     ---------- ------------ -------- ------------ ---------- -------- ------------ --------------
Policyholder account
  balances (2)...........   $93.4       $(77.5)     $--        $3.1        $--       $--       $19.0         $(76.5)
Other liabilities (3)....     1.0         (1.0)      --          --         --        --          --           (1.0)
                            -----       ------      ---        ----        ---       ---       -----         ------
Total Level 3 liabilities   $94.4       $(78.5)     $--        $3.1        $--       $--       $19.0         $(77.5)
                            =====       ======      ===        ====        ===       ===       =====         ======

--------
(1)The policyholder account balances as of January 1, 2009 have been revised to exclude the impact of reinsurance.
(2)Represents embedded derivatives associated with our GMWB liabilities.
(3)Represents derivative liabilities.

                                      TOTAL REALIZED AND
                                      UNREALIZED (GAINS)
                                            LOSSES                                                       TOTAL (GAINS)
                                     ---------------------                                                   LOSSES
                                                            PURCHASES,                                    INCLUDED IN
                          BEGINNING                           SALES                            ENDING     NET (INCOME)
                           BALANCE                          ISSUANCES                         BALANCE         LOSS
                            AS OF    INCLUDED IN               AND                 TRANSFER    AS OF      ATTRIBUTABLE
                          JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,  TRANSFER   OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)        2008        LOSS      IN OCI      NET      IN LEVEL 3 LEVEL 3      2008       STILL HELD
---------------------     ---------- ------------ -------- ------------ ---------- -------- ------------ --------------
Policyholder account
  balances (1)...........    $3.3       $88.3       $--        $1.8        $--       $--       $93.4         $85.9
Other liabilities (2)....      --         1.0        --          --         --        --         1.0           1.0
                             ----       -----       ---        ----        ---       ---       -----         -----
Total Level 3 liabilities    $3.3       $89.3       $--        $1.8        $--       $--       $94.4         $86.9
                             ====       =====       ===        ====        ===       ===       =====         =====

--------
(1)Represents embedded derivatives associated with our GMWB liabilities.
(2)Represents derivative liabilities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net investment gains (losses) within the consolidated statements of income or OCI within stockholders' equity based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and sales of fixed maturity, equity and trading securities and purchases and settlements of derivative instruments.

   Purchases, sales, issuances and settlements, net, presented for policyholder account balances represents the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   The amount presented for unrealized gains (losses) for assets and liabilities still held as of the reporting date primarily represents impairments for available-for-sale securities, accretion on certain fixed maturity securities, changes in fair value of trading securities and certain derivatives and changes in fair value of embedded derivatives associated with our GMWB liabilities that existed as of the reporting date, which were recorded in net investment gains (losses).

(13) RESTRICTIONS ON DIVIDENDS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. In New York, the limit is based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the NYDOI. Based on statutory results as of December 31, 2009, we have no capacity to make a dividend payment in 2010 without obtaining regulatory approval.

   We did not declare or pay any dividends in 2009, 2008 and 2007.

(14) SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no permitted accounting practices.

   For the years ended December 31, statutory net income (loss) and statutory capital and surplus is summarized below:

(AMOUNTS IN MILLIONS)           2009    2008    2007
---------------------          ------ -------  ------
Statutory net income (loss)... $ 40.9 $(258.8) $110.7
Statutory capital and surplus.  429.5   434.4   408.8

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and market risk; and (iv) business risk. The RBC formula is

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor the RBC level of GLICNY. As of December 31, 2009 and 2008, we exceeded the minimum required RBC levels.

   On February 24, 2009, GLICNY received a capital contribution of $150.0 million, of which $149.8 million was in investment securities, from GLIC and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. On December 30, 2008, GLIC made a cash capital contribution of $31.5 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively.

(15)SEGMENT INFORMATION

   We conduct our operations in two business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance and (2) Protection, which includes our universal life, whole life and long-term care insurance. We also have Corporate and Other activities which include income and expenses not allocated to the segments as well as non-strategic products.

   We allocate net investment gains (losses) from Corporate and Other to our Retirement Income and Investments and Protection segments using an approach based principally upon the investment portfolio established to support each of those segments' products and targeted capital levels.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits, acquisition and operating expenses and policy related amortizations are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See Note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2009:

                          RETIREMENT
                          INCOME AND             CORPORATE AND
(AMOUNTS IN MILLIONS)     INVESTMENTS PROTECTION     OTHER       TOTAL
---------------------     ----------- ---------- ------------- --------
Net investment income....  $  204.5    $   89.3     $  4.6     $  298.4
Premiums.................       7.9       171.4         --        179.3
Net investment gains
  (losses)...............     (39.4)      (52.3)      (0.9)       (92.6)
Policy fees and other
  income.................      16.3         9.7         --         26.0
                           --------    --------     ------     --------
   Total revenues........     189.3       218.1        3.7        411.1
                           --------    --------     ------     --------
Benefits and other
  changes in policy
  reserves...............      33.4       169.1         --        202.5
Interest credited........     111.9        11.5        4.9        128.3
Acquisition and
  operating expenses,
  net of deferrals.......      19.1        18.4        1.5         39.0
Amortization of deferred
  acquisition costs and
  intangibles............      24.5        (1.3)        --         23.2
Interest expense.........        --         0.1         --          0.1
                           --------    --------     ------     --------
   Total benefits and
     expenses............     188.9       197.8        6.4        393.1
                           --------    --------     ------     --------
Income (loss) before
  income taxes...........       0.4        20.3       (2.7)        18.0
Provision (benefit) for
  income taxes...........      (1.0)        6.6       (0.4)         5.2
                           --------    --------     ------     --------
Net income (loss)........  $    1.4    $   13.7     $ (2.3)    $   12.8
                           ========    ========     ======     ========
Total assets.............  $5,840.2    $3,184.2     $662.3     $9,686.7
                           ========    ========     ======     ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2008:

                          RETIREMENT
                          INCOME AND             CORPORATE AND
(AMOUNTS IN MILLIONS)     INVESTMENTS PROTECTION     OTHER       TOTAL
---------------------     ----------- ---------- ------------- --------
Net investment income....  $  209.7    $   78.1     $ 26.3     $  314.1
Premiums.................      41.2       169.5         --        210.7
Net investment gains
  (losses)...............    (207.9)      (21.6)       0.7       (228.8)
Policy fees and other
  income.................      17.4        11.6         --         29.0
                           --------    --------     ------     --------
   Total revenues........      60.4       237.6       27.0        325.0
                           --------    --------     ------     --------
Benefits and other
  changes in policy
  reserves...............      58.5       173.0         --        231.5
Interest credited........     117.1        11.7       14.6        143.4
Acquisition and
  operating expenses,
  net of deferrals.......      23.7        19.0        2.9         45.6
Amortization of deferred
  acquisition costs and
  intangibles............      21.6        13.4         --         35.0
Goodwill impairment......      25.3          --         --         25.3
                           --------    --------     ------     --------
   Total benefits and
     expenses............     246.2       217.1       17.5        480.8
                           --------    --------     ------     --------
Income (loss) before
  income taxes...........    (185.8)       20.5        9.5       (155.8)
Provision (benefit) for
  income taxes...........     (57.6)        7.3        3.4        (46.9)
                           --------    --------     ------     --------
Net income (loss)........  $ (128.2)   $   13.2     $  6.1     $ (108.9)
                           ========    ========     ======     ========
Total assets.............  $5,888.5    $2,724.2     $515.3     $9,128.0
                           ========    ========     ======     ========

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2007:

                          RETIREMENT
                          INCOME AND             CORPORATE AND
(AMOUNTS IN MILLIONS)     INVESTMENTS PROTECTION     OTHER      TOTAL
---------------------     ----------- ---------- ------------- ------
Net investment income....   $205.3      $ 78.1       $18.0     $301.4
Premiums.................     55.4       159.3          --      214.7
Net investment gains
  (losses)...............    (20.3)       (1.6)       (0.9)     (22.8)
Policy fees and other
  income.................     14.8         3.2          --       18.0
                            ------      ------       -----     ------
   Total revenues........    255.2       239.0        17.1      511.3
                            ------      ------       -----     ------
Benefits and other
  changes in policy
  reserves...............     72.8       147.9          --      220.7
Interest credited........    108.3        11.7         4.6      124.6
Acquisition and
  operating expenses,
  net of deferrals.......     18.3        17.5         3.7       39.5
Amortization of deferred
  acquisition costs and
  intangibles............     34.7         7.7          --       42.4
                            ------      ------       -----     ------
   Total benefits and
     expenses............    234.1       184.8         8.3      427.2
                            ------      ------       -----     ------
Income before income
  taxes..................     21.1        54.2         8.8       84.1
Provision for income
  taxes..................      6.4        19.2         4.1       29.7
                            ------      ------       -----     ------
Net income...............   $ 14.7      $ 35.0       $ 4.7     $ 54.4
                            ======      ======       =====     ======